UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – April 30, 2011

Item 1: Reports to Shareholders

Vanguard Municipal Bond Funds
Semiannual Report

April 30, 2011

Vanguard Tax-Exempt Money Market Fund
Vanguard Short-Term Tax-Exempt Fund
Vanguard Limited-Term Tax-Exempt Fund
Vanguard Intermediate-Term Tax-Exempt Fund
Vanguard Long-Term Tax-Exempt Fund
Vanguard High-Yield Tax-Exempt Fund

> For the six months ended April 30, 2011, Vanguard Tax-Exempt Money Market Fund returned 0.07%, reflecting the Federal Reserve’s low-interest-rate policy.

> Vanguard’s other municipal bond funds posted returns ranging from 0.24% for Admiral Shares of the Short-Term Tax-Exempt Fund to –3.13% for Investor Shares of the High-Yield Tax-Exempt Fund.

> State and local governments continued to struggle in the aftermath of the Great Recession, although their fiscal outlook is not as dire as some commentators have predicted.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	5
Tax-Exempt Money Market Fund	7
Short-Term Tax-Exempt Fund	34
Limited-Term Tax-Exempt Fund	41
Intermediate-Term Tax-Exempt Fund	48
Long-Term Tax-Exempt Fund	55
High-Yield Tax-Exempt Fund	62
About Your Fund’s Expenses	69
Trustees Approve Advisory Arrangements	71
Glossary	72

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended April 30, 2011

						Taxable-
	Ticker	Total	Income	Capital		Equivalent
Vanguard Tax-Exempt Fund	Symbol	Returns	Return	Return	Yield[1]	Yield[2]
Money Market	VMSXX	0.07%	0.07%	0.00%	0.14%	0.22%
Short-Term
Investor Shares	VWSTX	0.20	0.64	–0.44	0.76	1.17
AdmiralTM Shares[3]	VWSUX	0.24	0.68	–0.44	0.84	1.29
Limited-Term
Investor Shares	VMLTX	0.07	1.15	–1.08	1.37	2.11
Admiral Shares[3]	VMLUX	0.11	1.19	–1.08	1.45	2.23
Intermediate-Term
Investor Shares	VWITX	–1.15	1.82	–2.97	3.19	4.91
Admiral Shares[3]	VWIUX	–1.11	1.86	–2.97	3.27	5.03
Long-Term
Investor Shares	VWLTX	–2.59	2.12	–4.71	4.01	6.17
Admiral Shares[3]	VWLUX	–2.55	2.16	–4.71	4.09	6.29
High-Yield
Investor Shares	VWAHX	–3.13	2.21	–5.34	4.45	6.85
Admiral Shares[3]	VWALX	–3.09	2.25	–5.34	4.53	6.97

Your Fund’s Performance at a Glance
October 31, 2010, Through April 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
Vanguard Tax-Exempt Fund	Share Price	Share Price	Dividends	Gains
Money Market	$1.00	$1.00	$0.001	$0.000
Short-Term
Investor Shares	15.95	15.88	0.102	0.000
Admiral Shares	15.95	15.88	0.108	0.000
Limited-Term
Investor Shares	11.15	11.03	0.127	0.000
Admiral Shares	11.15	11.03	0.131	0.000
Intermediate-Term
Investor Shares	13.80	13.39	0.248	0.000
Admiral Shares	13.80	13.39	0.253	0.000
Long-Term
Investor Shares	11.25	10.72	0.236	0.000
Admiral Shares	11.25	10.72	0.240	0.000
High-Yield
Investor Shares	10.67	10.10	0.234	0.000
Admiral Shares	10.67	10.10	0.238	0.000

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.
2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
3 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

1

Chairman’s Letter

Dear Shareholder,

The opening months of our semiannual reporting period were a time of turmoil in the municipal bond market. From November through January, prices slumped—and yields, which move inversely to prices, rose sharply—as many investors fled the market, resulting in one of the largest cash outflows from tax-exempt funds in decades. Several factors were at work. Perhaps the most highly publicized was fear that fiscally stressed state and local governments might default on a large scale—a concern that we, and most experienced municipal bond investors, view as overblown.

The market calmed down during the final three months of the period. The outflow of assets from municipal bond funds slowed markedly as investors’ anxiety seemed to run its course and an unusually light supply of new issues came to market. Municipal bond prices rose and yields declined.

Vanguard Tax-Exempt Money Market Fund was not affected by these events; its return is still dominated by the Federal Reserve’s interest rate policy. Our other municipal bond funds reflected the broad market trends. They posted negative returns during the first three months of the half-year, followed by positive results for the rest of the period. But the funds couldn’t shake off the effect of the earlier downshift, so their overall six-month returns ranged from 0.24% for the Admiral Shares of the Short-Term Tax-Exempt Fund to –3.13% for Investor Shares of the High-Yield Tax-Exempt Fund.

Despite their mid-period reversal, yields ended the period higher than they began. As of April 30, the bond funds’ yields ranged from 0.76% for Investor Shares of the Short-Term Tax-Exempt Fund to 4.53% for Admiral Shares of the High-Yield Tax-Exempt Fund. Six months ago, the yields for those shares stood at 0.57% and 3.65%, respectively. (Note that, on a taxable-equivalent basis, the yields were higher; see the table on page 1, for example.)

Throughout the period, the return of Vanguard Tax-Exempt Money Market Fund—as with money market funds in general—remained near zero, a result of Federal Reserve policy aimed at stimulating the economy. Since December 2008, the Fed has kept its target for the shortest-term interest rates between 0% and 0.25%.

Market Barometer
			Total Returns
		Periods Ended April 30, 2011
Six Months		One Year	Five Years[1]
Bonds
Barclays Capital U. S. Aggregate Bond Index
(Broad taxable market)	0.02%	5.36%	6.33%
Barclays Capital Municipal Bond Index (Broad tax-exempt market)	–1.68	2.20	4.52
Citigroup 3-Month Treasury Bill Index	0.06	0.15	2.02

Stocks
Russell 1000 Index (Large-caps)	17.12%	18.02%	3.30%
Russell 2000 Index (Small-caps)	23.73	22.20	3.89
Dow Jones U.S. Total Stock Market Index	17.28	18.40	3.65
MSCI All Country World Index ex USA (International)	12.44	19.73	3.55

CPI
Consumer Price Index	2.83%	3.16%	2.22%
1 Annualized.

2

As the economy found its footing, most interest rates edged higher
Rising longer-term interest rates put pressure on the prices of taxable bonds as well as municipal issues. The broad taxable U.S. market had a flat six-month return while the broad municipal market returned –1.68%.

The rise in rates reflected both confidence that the U.S. economic recovery would prove self-sustaining and anxiety that higher rates would be necessary to help curb from inflation. Even so, inflation expectations remained subdued, as measured by the difference between the yields of nominal and inflation-protected U.S. Treasury bonds.

Stock returns were strong around the globe
The headlines were dominated by political upheaval, natural and nuclear disaster, and economic distress, but global stock markets produced outstanding returns for the six months ended April 30. The broad U.S. stock market returned more than 17%. Although rising food and gasoline prices put pressure on consumer budgets, corporate earnings growth remained strong and the pace of job creation bounced back from extremely depressed levels.

For U.S.-based investors, international stock markets produced a smaller but still robust six-month return of 12.44% in U.S. dollars. Almost half of this return reflected exchange-rate gains produced largely by strength in the euro and currencies in emerging economies.

A convergence of factors produced a turbulent time
The six-month period began with massive withdrawals of cash from tax-exempt bond funds, Vanguard’s included. Such huge outflows can be harmful to shareholders who don’t join the herd, because fund managers may be forced to sell long-term investments to meet the redemptions.

This did not happen at Vanguard. For some time, we have prepared for the possibility of heavy redemptions so that long-term shareholders would not be affected by them. We did so by dedicating a portion of fund assets, across the yield curve, to holdings that are liquid enough to be tapped if needed for redemptions. (They can also be tapped to take advantage of good investment opportunities.)

A variety of factors have been cited to explain the exodus from municipal bonds. We’ve already noted two of them: The general rise in interest rates stemming from a strengthening economy and some analysts’ unrealistically pessimistic predictions of widespread defaults (a topic addressed in the Advisor’s Report).

Other cited contributors included a growing appetite for risk that drew some investors toward the rallying stock market; the extension of Bush-era tax cuts, viewed as an additional source of economic stimulus; and a stampede by borrowers to issue Build America Bonds before the BABs program expired at year-end 2010.

The Build America Bonds program was created to allow states and municipalities to borrow at a lower cost than they could with traditional tax-exempt bonds. BABs, which are taxable, were supported by a federal subsidy aimed at helping cash-strapped issuers make it through the economic downturn. As the program’s expiration date neared, a huge influx of new BABs and growing doubts about the program’s revival flustered an already-skittish tax-exempt market, especially in its long-term segment.

About midway through the six months, the market dynamics shifted and the pace of redemptions began slowing. When the dust settled, our shortest-term bond funds were about even for the period. The Short-Term Tax-Exempt Fund returned 0.20% and the Limited-Term Tax-Exempt Bond Fund returned 0.07%, the former trailing competitors and the latter matching its peer-group average. (All results are for Investor Shares.)

Our longer-term funds wound up in negative territory, as longer-term yields rose faster than others (with the accompanying decline in prices). The Intermediate-Term Tax-Exempt Fund returned –1.15%, slightly lagging the average return of competitors because it held more longer-term bonds than many of them do. The Long-Term Tax-Exempt Fund returned –2.59%, exceeding its peers’ average return largely because of its relatively shorter duration, or sensitivity to interest rate changes. This duration positioning, a tactic by the advisor, dampened the price decline.

The High-Yield Tax-Exempt Fund, which returned –3.13%, substantially outperformed its peer-group average. This reflected investors’ preference for higher-quality securities during the period, as many competing funds have a much higher risk profile. Our High-Yield Tax-Exempt Fund is required to keep at least 80% of its assets in investment-grade bonds, and the actual amount is typically higher than that (as of April 30 it was about 90%).

Tax-exempt money market funds were isolated from the period’s yield swings because of the Federal Reserve’s near-zero rate target. Even with yields so low, Vanguard Tax-Exempt Money Market Fund’s low costs helped it to earn 0.07%, compared with its peer-group average return of 0%.

3

(Fund expenses are deducted from returns, so the lower they are, the better. You can compare the Vanguard funds’ expense ratios against those of competitors in the table below.)

For munis, there’s a solid case for long-term optimism
We are confident that state and local governments will make the tough decisions necessary to balance spending in a time of severely curtailed revenues, as indeed they already have started to do. We base thatassessment in part on history, which shows that most issuers have successfully handled past periods of financial stress, but mostly on the informed judgment of Vanguard’s staff of independent, highly experienced credit analysts.

For more insight into the financial difficulties facing the municipal market, please see the Advisor’s Report that follows this letter. You may also want to review the Vanguard research paper titled California Is Not Greece on our website, vanguard.com.

The financial problems of state and local governments highlight the essential need to diversify investments. Holding only a few securities or a single asset class can expose you to greater risk from unexpected market swings. A portfolio that is diversified both among asset classes (stock, bond, and money market funds) and within them can provide some defense against these surprises, which seem to be a specialty of the financial markets.

Because of their diversification, low costs, seasoned analysts, and high-quality investments, the Vanguard Municipal Bond Funds can play an important role in such a diversified portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2011

Total Returns
Six Months Ended April 30, 2011

	Vanguard	Peer Group
Tax-Exempt Fund Investor Shares	Fund	Average[1]
Money Market	0.07%	0.00%
Short-Term	0.20	0.36
Limited-Term	0.07	0.05
Intermediate-Term	–1.15	–0.81
Long-Term	–2.59	–2.82
High-Yield	–3.13	–5.25

Expense Ratios2
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
Tax-Exempt Fund	Shares	Shares	Average[1]
Money Market	0.17%	—	0.43%
Short-Term	0.20	0.12%	0.39
Limited-Term	0.20	0.12	0.75
Intermediate-Term	0.20	0.12	0.87
Long-Term	0.20	0.12	0.99
High-Yield	0.20	0.12	1.11

1 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund, General Municipal Funds; and for the High-Yield Tax-Exempt Fund, High-Yield Municipal Funds. Peer-group values are derived from data provided by Lipper Inc. In the expense ratios table, the Peer Group Averages, capture data through year-end 2010.

2 The fund expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the funds’ annualized expense ratios were: for the Tax-Exempt Money Market Fund, 0.17%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares.

4

Advisor’s Report

For the fiscal half-year, the Vanguard Municipal Bond Funds produced returns ranging from 0.24% for the Admiral Shares of the Short-Term Tax-Exempt Fund to –3.13% for Investor Shares of the High-Yield Tax-Exempt Fund. Four of the six funds outperformed the average return of peer-group funds; the Short-Term and Intermediate-Term Tax Exempt Funds trailed.

The investment environment
Your funds successfully navigated a particularly challenging investment environment during the past six months as the municipal bond market was buffeted by unusual volatility and a wave of redemptions by mutual fund shareholders.

Yields, especially for long-term issues, pushed higher and prices fell (bond prices and yields move simultaneously in opposite directions). From October 31 to January 31, the yields of 30-year AAA general-obligation bonds rose by 92 basis points—almost a full percentage point—before drifting modestly lower. By the end of April, 30-year yields were 72 basis points higher than they had been at the end of October. These are large moves in a very short time, relative to the historical experience in this market.

The market volatility and the tide of withdrawals from tax-exempt bond funds began, coincidentally, at the start of the reporting period. The fund redemptions peaked in December and January as yields spiked, then began trailing off; in fact, some investors may now be returning. Investors had begun leaving money market funds, both taxable and tax-exempt, much earlier in response to the Fed’s low-rate policy; their level of redemptions has also subsided.

The price and redemption trends were consequences of a variety of market forces. These included investors’ concern over the fiscal struggles of state and local governments, a worry that was stoked by gloomy headlines and, quite frankly, some irresponsible commentary that appeared in the media. Also influential was the strong stock market rally, which drew some investors away from bonds.

Yet another factor was “Quantitative Easing 2,” the Federal Reserve’s program of buying huge amounts of Treasury bonds to stimulate economic growth. Announced in early November, QE2 boosted yields at the longest end of the yield curve because of its unexpected focus on intermediate-term bonds. More upward pressure on long-term yields came from investors who were cautious about the outlook for inflation, as well as from a flood of Build America Bonds that came to market before the program ended on December 31.

At the other end of the yield spectrum, money market funds remained anchored to flat returns, a result of the Fed’s near-zero target for the shortest-term interest rates. After more than two years of this policy, many muni investors have turned to short-term and intermediate-term bonds, especially those in the 5-to-7-year portion of the yield curve. Our current expectation is that the Fed won’t be lifting short-term rates until the first half of 2012. The combined effect of near-zero short-term rates and upward pressure on long-term rates has produced one of the steepest yield curves in years.

The credit environment
State and local governments continued the difficult process of striking a balance between spending needs and lower tax revenues. Both sides of the equation have been assaulted by the severity of the Great Recession: Because of slow growth and high unemployment, people have required more services while tax revenues of all kinds have shrunk.

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)

	October 31,	January 31,	April 30,
Maturity	2010	2011	2011
2 years	0.46%	0.72%	0.56%
5 years	1.20	1.85	1.50
10 years	2.51	3.31	2.85
30 years	3.86	4.78	4.58

Source: Vanguard.

5

Historically, there has been a lag between the end of a national economic slump and the restoration of normalcy for state and local governments. This time it’s taking longer, as the Great Recession (which ended officially in mid-2009) represented the sharpest drop in the economy since the 1930s. The extended problems in the hard-hit housing sector have exacerbated the difficulties by causing declines in property taxes. Although tax revenues in general have begun to rise, they still have not recovered from pre-recession levels.

In the face of these challenges, states and municipalities have been taking a variety of difficult steps to bring spending and revenues in line. The financial stress has in many cases also turned serious attention to longer-term concerns, such as the underfunding of employee benefits.

Fortunately, municipal bond issuers have a strong incentive to pay debt service—if for no other reason than that a default would eliminate their ability to access the capital markets, which many issuers must have to provide funding for everyday operations and capital projects. Further, most issuers can meet these obligations without too much difficulty, as debt service represents only a small portion of their annual budgets.

Although it wouldn’t be surprising for a few smaller issuers to run into trouble, we don’t see this as a systemic issue. But investors should recognize that, as state and local governments continue to work through their budgetary issues, their fiscal stresses will remain in the headlines for some time.

Management of the funds
As a consequence of the Fed’s ratcheting down of short-term interest rates, we have been experiencing a steep yield curve—a wider-than-usual difference between short-term and long-term yields. We have positioned the funds to benefit whenever the Federal Reserve begins to raise its target federal funds rate. At that point, we expect the short end of the curve to move upward quickly. The long end is likely to experience less volatility, because the market has already priced in its expectation of eventual rate increases. We are positioned for the eventual increase in short rates through our allocation to the intermediate part of the yield curve.

In security selection, we continue to favor bonds that rely on revenues from essential services, such as providing electricity and water, to fund payments. Our credit analysts, who monitor the financial condition of states and municipalities, keep a constant eye on the credit quality of the portfolios and recommend upgrading positions when merited.

The structure of the municipal bond market also presents a challenge. The 2008 financial crisis reduced the number of broker-dealers with which institutional investors interact, stressing these counterparties’ ability to provide much-needed liquidity when necessary. As a result, part of the overall decision to purchase a security is an evaluation of how liquid the security might be.

Another concern is an unusually light supply of bonds, a byproduct of the overabundance of Build America Bonds that came into the market in December 2010. Fiscal caution among municipal issuers, who are taking another look at capital projects as they strive to get their budgets into balance, may also be a factor. The resulting decline in trades makes it difficult for market participants to establish market-clearing prices.

Looking forward, we’re confident that we can tackle whatever new challenges lie ahead because of the skill, dedication, and close cooperation of our team of experienced portfolio managers, traders, and credit analysts. Together, they bring to the task a high level of rigor and discipline that will continue to serve our shareholders well.

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Group

Marlin G. Brown, Portfolio Manager

Mathew M. Kiselak, Principal, Portfolio Manager

Michael G. Kobs, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Portfolio Manager

Vanguard Fixed Income Group

May 20, 2011

6

Tax-Exempt Money Market Fund

Fund Profile
As of April 30, 2011

Financial Attributes
Yield[1]	0.14%
Average Weighted Maturity	27 days
Expense Ratio[2]	0.17%

Largest Area Concentrations
Texas	12.2%
Georgia	4.9
North Carolina	4.4
Illinois	4.1
Florida	4.0
New York	3.6
Michigan	3.6
Colorado	3.5
California	3.5
Washington	2.9
Top Ten	46.7%

Distribution by Credit Quality (% of portfolio)

First Tier	100.0%
For information about credit ratings, see the Glossary entry for Credit Quality.

1 7-day SEC yield. See the Glossary.
2 The expense ratio shown is from the prospectus dated February 28, 2011, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratio was 0.17%.

7

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 2000–April 30, 2011

Fiscal	Total	Peer Group
Year	Return	Average[1]
2001	3.2%	2.7%
2002	1.5	0.9
2003	1.0	0.5
2004	1.0	0.5
2005	2.1	1.5
2006	3.3	2.6
2007	3.6	3.0
2008	2.6	2.0
2009	0.6	0.3
2010	0.1	0.0
2011[2]	0.1	0.0
7-day SEC yield (4/30/2011): 0.14%

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	0.14%	1.81%	0.00%	1.75%	1.75%

1 Average returns for Tax-Exempt Money Market Funds are derived from data provided by Lipper Inc.
2 Six months ended April 30, 2011.
See Financial Highlights for dividend information.

8

Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.0%)
Alabama (0.6%)
1 Alabama Housing Finance Authority Single Family Mortgage Revenue TOB VRDO	0.320%	5/6/11 LOC	8,390	8,390
Alabama Public School & College Authority Capital Improvement Revenue	4.000%	5/1/11	4,340	4,340
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.260%	5/6/11	16,410	16,410
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.290%	5/6/11	7,160	7,160
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.260%	5/6/11	6,375	6,375
Birmingham AL Public Educational Building Student Housing Revenue
(University of Alabama at Birmingham Project) VRDO	0.260%	5/6/11 LOC	4,400	4,400
Homewood AL Educational Building Authority Revenue (Samford University) VRDO	0.290%	5/6/11 LOC	25,000	25,000
Mobile AL Industrial Development Board Exempt Facility Revenue
(Kimberly-Clark Tissue Co. Project) VRDO	0.300%	5/6/11	33,550	33,550
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.) VRDO	0.240%	5/6/11 LOC	3,000	3,000
				108,625
Alaska (0.2%)
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.250%	5/6/11 LOC	4,930	4,930
1 Anchorage AK Water Revenue TOB VRDO	0.310%	5/6/11	15,275	15,275
North Slope Borough AK GO	2.000%	6/30/11	9,800	9,827
				30,032
Arizona (2.5%)
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.230%	5/6/11 LOC	72,865	72,865
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.230%	5/6/11 LOC	24,105	24,105
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.230%	5/6/11 LOC	61,420	61,420
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.240%	5/6/11 LOC	44,685	44,685
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.270%	5/6/11 LOC	10,055	10,055
Arizona Transportation Board Highway Revenue	5.000%	7/1/11	5,675	5,720
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.260%	5/6/11	7,900	7,900
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.260%	5/6/11	7,860	7,860
Coconino County AZ Pollution Control Corp. Revenue (Tuscan Electric Power Navajo Project)
VRDO	0.350%	5/6/11 LOC	18,300	18,300
1 Gilbert AZ GO TOB VRDO	0.290%	5/6/11	27,760	27,760
1 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.260%	5/6/11	11,720	11,720
1 Phoenix AZ Civic Improvement Corp. Transit Revenue TOB VRDO	0.250%	5/6/11 LOC	30,700	30,700
1 Phoenix AZ Civic Improvement Corp. Transit Revenue TOB VRDO	0.270%	5/6/11 (13)	6,445	6,445
1 Phoenix AZ Civic Improvement Corp. Wastewater System Revenue TOB VRDO	0.250%	5/6/11 LOC	20,530	20,530
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.260%	5/6/11	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.260%	5/6/11	4,995	4,995
1 Phoenix AZ GO TOB VRDO	0.250%	5/6/11	16,980	16,980
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.260%	5/6/11	4,560	4,560
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.260%	5/6/11	9,550	9,550
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.260%	5/6/11	6,450	6,450
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.260%	5/6/11	4,635	4,635
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.260%	5/6/11	16,000	16,000
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.260%	5/6/11	8,500	8,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.290%	5/6/11	6,500	6,500
Scottsdale Arizona Industrial Development Authority Hospital Revenue	5.800%	12/1/11 (Prere.)	14,865	15,479
Tempe AZ Transit Excise Tax Revenue VRDO	0.270%	5/6/11	14,045	14,045
				465,999
California (3.5%)
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Computer History Museum) VRDO	0.230%	5/6/11 LOC	7,000	7,000
1 Blackrock Municipal Intermediate Duration Fund VRDP VRDO	0.510%	5/6/11 LOC	65,600	65,600
1 California Educational Facilities Authority Revenue (Stanford University) TOB PUT	0.430%	8/11/11	19,985	19,985

9

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.260%	5/6/11	5,050	5,050
California GO VRDO	0.220%	5/6/11 LOC	6,000	6,000
California GO VRDO	0.240%	5/6/11 LOC	17,780	17,780
California GO VRDO	0.240%	5/6/11 LOC	23,150	23,150
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)
VRDO	0.230%	5/6/11 LOC	7,100	7,100
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) VRDO	0.230%	5/6/11	8,000	8,000
California Housing Finance Agency Home Mortgage Revenue VRDO	0.280%	5/6/11 LOC	1,600	1,600
California Infrastructure & Economic Development Bank Revenue
(American National Red Cross) VRDO	0.220%	5/6/11 LOC	5,600	5,600
California Infrastructure & Economic Development Bank Revenue
(Buck Institute for Age Research) VRDO	0.230%	5/6/11 LOC	7,000	7,000
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.250%	5/6/11	80,000	80,000
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.260%	5/6/11	10,545	10,545
Kern County CA TRAN	1.500%	6/30/11	50,000	50,085
Livermore CA COP VRDO	0.250%	5/6/11 LOC	7,900	7,900
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.250%	5/6/11 LOC	6,230	6,230
Los Angeles County CA TRAN	2.000%	6/30/11	85,000	85,160
Metropolitan Water District of Southern California Revenue VRDO	0.220%	5/6/11	60,000	60,000
1 Nuveen California Select Quality Municipal Fund VRDP VRDO	0.510%	5/6/11 LOC	26,000	26,000
San Bernardino County CA TRAN	2.000%	6/30/11	25,000	25,065
San Francisco CA City & County International Airport Revenue VRDO	0.240%	5/6/11 LOC	12,500	12,500
Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	0.230%	5/6/11	20,000	20,000
South Coast CA Local Education Agencies TRAN	2.000%	8/9/11	20,000	20,075
Turlock CA Irrigation District BAN	0.750%	8/12/11	50,000	50,000
Whittier CA Health Facility Revenue (Presbyterian Intercommunity Hospital) VRDO	0.220%	5/6/11 LOC	9,000	9,000
				636,425
Colorado (3.5%)
1 Board of Governors of the Colorado State University System Revenue TOB VRDO	0.250%	5/6/11 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.320%	5/6/11 LOC	10,600	10,600
Colorado Education Loan Program TRAN	2.000%	6/30/11	20,000	20,055
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.270%	5/2/11 LOC	29,135	29,135
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.270%	5/2/11 LOC	14,605	14,605
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.270%	5/2/11 LOC	21,915	21,915
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project) VRDO	0.270%	5/6/11	11,164	11,164
Colorado Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) VRDO	0.230%	5/6/11 LOC	10,000	10,000
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	9/1/11 (Prere.)	10,000	10,157
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	8,200	8,336
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,000	3,050
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,130	5,215
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	5,215	5,302
Colorado Health Facilities Authority Revenue (Catholic Health) PUT	4.100%	11/10/11	17,000	17,325
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project) VRDO	0.230%	5/6/11 LOC	18,830	18,830
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project) VRDO	0.250%	5/6/11 LOC	3,100	3,100
Colorado Health Facilities Authority Revenue (Exempla Inc.) VRDO	0.250%	5/6/11 LOC	6,515	6,515
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.260%	5/6/11	4,000	4,000
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.270%	5/6/11	15,960	15,960
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.270%	5/6/11	19,825	19,825
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.270%	5/6/11	59,510	59,510
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.270%	5/6/11	10,600	10,600
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.230%	5/6/11 LOC	7,740	7,740
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.260%	5/6/11 LOC	17,690	17,690
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.260%	5/6/11 LOC	22,730	22,730
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.260%	5/6/11 LOC	12,000	12,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.260%	5/6/11	31,000	31,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.260%	5/6/11	25,025	25,025
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.270%	5/6/11	10,285	10,285
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.270%	5/6/11	12,500	12,500
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.280%	5/6/11	23,000	23,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.340%	5/6/11	11,800	11,800
1 Colorado Regional Transportation District Sales Tax Revenue (FasTracks Project) TOB VRDO	0.290%	5/6/11	20,660	20,660
1 Colorado Regional Transportation District Sales Tax Revenue TOB VRDO	0.250%	5/6/11	11,420	11,420
Colorado Springs CO Utility System Revenue VRDO	0.250%	5/6/11	11,000	11,000

10

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Denver CO Urban Renewal Authority Tax Increment Revenue (Stapleton) VRDO	0.260%	5/6/11 LOC	14,445	14,445
1 El Paso CO COP TOB VRDO	0.250%	5/6/11 LOC	11,120	11,120
Moffat County CO Pollution Control Revenue (PacifiCorp Projects) VRDO	0.240%	5/6/11 LOC	14,900	14,900
University of Colorado Hospital Authority Revenue VRDO	0.290%	5/6/11 LOC	16,140	16,140
University of Colorado Hospital Authority Revenue VRDO	0.290%	5/6/11 LOC	40,995	40,995
				641,644
Connecticut (0.3%)
Connecticut BAN	2.000%	5/19/11	25,000	25,019
Connecticut GO	4.750%	5/1/11	2,940	2,940
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.260%	5/6/11	7,300	7,300
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program PUT	0.450%	11/15/11	12,000	12,000
Hartford CT BAN	2.000%	4/12/12	15,350	15,549
				62,808
Delaware (0.4%)
Delaware Health Facilities Authority Revenue (Bayhealth Medical Center Project) VRDO	0.250%	5/6/11 LOC	4,845	4,845
Delaware Health Facilities Authority Revenue (Christiana Care Health Services) CP	0.280%	5/16/11	16,000	16,000
Delaware Health Facilities Authority Revenue (Christiana Care Health Services) VRDO	0.220%	5/6/11	20,000	20,000
1 Delaware Housing Authority Revenue TOB VRDO	0.360%	5/6/11	6,270	6,270
1 Delaware Housing Authority Single Family Mortgage Revenue TOB VRDO	0.540%	5/6/11	3,130	3,130
Delaware Transportation Authority Transportation System Revenue	2.500%	7/1/11	1,325	1,330
Delaware Transportation Authority Transportation System Revenue	3.000%	7/1/11	2,005	2,014
University of Delaware Revenue PUT	2.000%	6/1/11	15,150	15,170
				68,759
District of Columbia (1.7%)
1 District of Columbia COP TOB VRDO	0.250%	5/6/11 LOC	17,445	17,445
1 District of Columbia GO TOB VRDO	0.250%	5/6/11 LOC	22,800	22,800
District of Columbia GO VRDO	0.240%	5/6/11 LOC	7,700	7,700
2 District of Columbia Income Tax Revenue	0.440%	12/1/11	10,000	10,002
District of Columbia Revenue (Center for Strategic & International Studies Inc.) VRDO	0.250%	5/6/11 LOC	6,730	6,730
District of Columbia Revenue (Council on Foreign Relations Project) VRDO	0.270%	5/6/11 LOC	51,380	51,380
District of Columbia Revenue (Family & Child Services) VRDO	0.350%	5/6/11 LOC	6,085	6,085
District of Columbia Revenue (Georgetown University) VRDO	0.240%	5/6/11 LOC	7,570	7,570
District of Columbia Revenue (Henry J. Kaiser Family Foundation) VRDO	0.260%	5/6/11	12,000	12,000
District of Columbia Revenue (John F. Kennedy Center for the Performing Arts) VRDO	0.270%	5/6/11 LOC	9,900	9,900
District of Columbia Revenue (Society for Neuroscience) VRDO	0.350%	5/6/11 LOC	12,000	12,000
District of Columbia Revenue (The Pew Charitable Trust) VRDO	0.250%	5/6/11 LOC	31,000	31,000
District of Columbia Revenue (Washington Drama Society) VRDO	0.250%	5/6/11 LOC	13,900	13,900
District of Columbia Revenue (Wesley Theological Seminary) VRDO	0.280%	5/6/11 LOC	4,900	4,900
District of Columbia Revenue (World Wildlife Fund Inc.) VRDO	0.250%	5/6/11 LOC	11,000	11,000
District of Columbia TRAN	2.000%	9/30/11	10,000	10,067
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.250%	5/6/11 LOC	12,850	12,850
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.290%	5/6/11	8,330	8,330
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.310%	5/6/11	11,865	11,865
1 Metropolitan Washington DC/VA Airports Authority Airport System Revenue TOB VRDO	0.380%	5/6/11 (4)	3,495	3,495
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.230%	5/6/11 LOC	30,900	30,900
1 Washington DC Metropolitan Airport Authority Airport System Revenue TOB VRDO	0.380%	5/6/11	4,000	4,000
				305,919
Florida (4.0%)
1 Brevard County FL School Board COP TOB VRDO	0.250%	5/6/11 LOC	13,840	13,840
1 Broward County FL GO TOB VRDO	0.250%	5/6/11	8,195	8,195
1 Broward County FL School Board COP TOB VRDO	0.250%	5/6/11 LOC	34,595	34,595
1 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.260%	5/6/11	5,660	5,660
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/11	1,500	1,506
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/11	1,500	1,506
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/6/11	12,830	12,830
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/6/11	10,290	10,290
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/6/11	15,000	15,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.260%	5/6/11	6,265	6,265
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.260%	5/6/11	9,000	9,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.260%	5/6/11	3,995	3,995
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.290%	5/6/11	8,800	8,800
1 Florida Department of Management Services COP TOB VRDO	0.260%	5/6/11	6,955	6,955
1 Florida Department Transportation Revenue TOB VRDO	0.260%	5/6/11	8,225	8,225
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.360%	5/6/11	6,830	6,830
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.360%	5/6/11	6,685	6,685
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.360%	5/6/11	9,100	9,100
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.360%	5/6/11	3,120	3,120
Florida Keys Aqueduct Authority Water Revenue VRDO	0.230%	5/6/11 LOC	4,050	4,050
1 Hernando County FL Water & Sewer Revenue TOB VRDO	0.250%	5/6/11 LOC	10,275	10,275

11

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) VRDO	0.230%	5/6/11 LOC	5,000	5,000
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) VRDO	0.240%	5/6/11 LOC	13,500	13,500
Highlands County FL Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Inc.) VRDO	0.240%	5/6/11 LOC	9,890	9,890
Highlands County FL Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Inc.) VRDO	0.250%	5/6/11 LOC	6,500	6,500
Highlands County FL Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Inc.) VRDO	0.260%	5/6/11 LOC	15,115	15,115
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.240%	5/6/11	30,435	30,435
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.240%	5/6/11 LOC	18,225	18,225
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.240%	5/6/11	34,605	34,605
Jacksonville FL Health Facilities Authority Hospital Revenue
(Baptist Medical Center Project) VRDO	0.280%	5/6/11 LOC	5,385	5,385
1 Jacksonville FL Transportation Revenue TOB VRDO	0.360%	5/6/11	8,975	8,975
1 Lee Memorial Health System Florida Hospital Revenue TOB VRDO	0.250%	5/6/11 LOC	14,470	14,470
Martin County FL Health Facilities Authority Hospital Revenue
(Martin Memorial Medical Center) VRDO	0.260%	5/6/11 LOC	13,730	13,730
Miami FL GO	5.500%	1/1/12 (Prere.)	3,000	3,100
Miami FL GO	5.500%	1/1/12 (Prere.)	7,015	7,249
Miami FL Health Facilities Authority Health System Revenue (Catholic Health East) VRDO	0.230%	5/6/11 LOC	11,460	11,460
1 Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	0.270%	5/6/11 (13)	22,935	22,935
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue VRDO	0.280%	5/6/11 LOC	2,600	2,600
1 Miami-Dade County FL School Board COP TOB VRDO	0.250%	5/6/11 LOC	16,095	16,095
1 Miami-Dade County FL School Board COP TOB VRDO	0.270%	5/6/11 (13)	36,630	36,630
Monroe County FL Airport Revenue (Var-Key West International Airport) VRDO	0.330%	5/6/11 LOC	9,185	9,185
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System) VRDO	0.270%	5/6/11 LOC	4,630	4,630
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.240%	5/6/11	4,145	4,145
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.240%	5/6/11	25,555	25,555
1 Orange County FL Housing Finance Authority Homeowner Revenue
(Multi-County Program) TOB VRDO	0.360%	5/6/11	2,555	2,555
1 Orange County FL School Board COP TOB VRDO	0.250%	5/6/11 LOC	9,140	9,140
Orlando FL Utility Commission Utility System BAN	2.500%	5/1/11	13,000	13,000
1 Palm Beach County FL Public Improvement Revenue TOB VRDO	0.250%	5/6/11	8,510	8,510
Palm Beach County FL Revenue (Children’s Home Society Project) VRDO	0.350%	5/6/11 LOC	11,775	11,775
Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	0.290%	5/6/11 LOC	5,700	5,700
Palm Beach County FL Solid Waste Authority Revenue PUT	1.000%	1/12/12	100,000	100,404
1 Palm Beach County FL Water & Sewer Revenue TOB VRDO	0.260%	5/6/11	5,535	5,535
Polk County FL Industrial Development Authority Health Care Facilities Revenue
(Winter Haven Hospital Project) VRDO	0.260%	5/6/11 LOC	9,800	9,800
1 South Florida Water Management District COP TOB VRDO	0.310%	5/6/11	9,800	9,800
1 Tampa Bay FL Water Utility System Revenue TOB VRDO	0.310%	5/6/11	4,505	4,505
1 University of North Florida Financing Corp. Capital Improvement Revenue TOB VRDO	0.260%	5/6/11 LOC	5,225	5,225
1 Volusia County FL Revenue TOB VRDO	0.250%	5/6/11 LOC	28,505	28,505
West Orange Healthcare District FL Revenue VRDO	0.270%	5/6/11 LOC	12,500	12,500
				733,090
Georgia (4.9%)
Atlanta GA Airport Revenue CP	0.330%	6/28/11 LOC	25,000	25,000
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.270%	5/6/11 LOC	10,000	10,000
Cobb County GA School District TAN	1.500%	12/29/11	62,000	62,461
Dalton County GA Development Authority Revenue (Hamilton Health Care System) VRDO	0.270%	5/6/11 LOC	16,005	16,005
1 DeKalb County GA Water & Sewer Revenue TOB VRDO	0.250%	5/6/11 LOC	26,445	26,445
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.270%	5/6/11 LOC	33,500	33,500
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.270%	5/6/11 LOC	42,705	42,705
Floyd County GA Development Authority Revenue (Berry College) VRDO	0.270%	5/6/11 LOC	14,350	14,350
Fulton County GA Development Authority Revenue (Lovett School Project) VRDO	0.270%	5/6/11 LOC	26,500	26,500
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.260%	5/6/11	22,835	22,835
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) VRDO	0.270%	5/6/11 LOC	69,415	69,415
Fulton County GA Development Authority Revenue (Robert A. Woodruff Arts Center) VRDO	0.270%	5/6/11 LOC	22,000	22,000
Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	0.270%	5/6/11 LOC	37,000	37,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.270%	5/6/11 LOC	8,600	8,600
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.270%	5/6/11 LOC	6,800	6,800
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.270%	5/6/11 LOC	13,000	13,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.270%	5/6/11 LOC	32,000	32,000
Fulton County GA Development Authority Revenue (Woodward Academy Project) VRDO	0.270%	5/6/11 LOC	20,595	20,595
Gainesville GA Redevelopment Authority Revenue (Brenau University Inc. Project) VRDO	0.290%	5/6/11 LOC	10,550	10,550
Georgia GO	6.750%	9/1/11	1,600	1,634
1 Georgia GO TOB VRDO	0.260%	5/6/11	9,660	9,660
Georgia Ports Authority Revenue (Garden City Terminal Project) VRDO	0.290%	5/6/11 LOC	7,770	7,770

12

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gwinnett County GA Development Authority Revenue (Nilhan Hospitality LLC) VRDO	0.230%	5/6/11 LOC	7,000	7,000
Gwinnett County GA Hospital Authority (Gwinnett Hospital System Inc. Project ) RAN VRDO	0.270%	5/6/11 LOC	46,025	46,025
Gwinnett County GA School District GO	5.000%	2/1/12	9,990	10,332
1 Gwinnett County GA School District GO TOB VRDO	0.250%	5/6/11	12,270	12,270
1 Macon-Bibb County GA Hospital Authority (Medical Center of Central Georgia) RAN TOB VRDO	0.260%	5/6/11	4,995	4,995
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.270%	5/6/11 LOC	43,350	43,350
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.270%	5/6/11 LOC	15,775	15,775
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.280%	5/6/11 LOC	5,800	5,800
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.280%	5/6/11 LOC	17,100	17,100
Main Street Natural Gas Inc. Georgia Gas Project Revenue VRDO	0.260%	5/6/11	90,000	90,000
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue VRDO	0.240%	5/6/11 LOC	7,950	7,950
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue VRDO	0.240%	5/6/11 LOC	37,000	37,000
Metropolitan Atlanta Rapid Transportation Authority GA Sales Tax Revenue CP	0.340%	7/7/11	30,000	30,000
Municipal Electric Authority of Georgia Electric Revenue VRDO	0.230%	5/6/11 LOC	5,000	5,000
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/11	7,365	7,485
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.250%	5/6/11	15,255	15,255
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.260%	5/6/11	5,630	5,630
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.260%	5/6/11	4,440	4,440
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.290%	5/6/11	5,815	5,815
Thomasville GA Hospital Revenue (John D. Archbold Memorial Hospital Inc. Project) VRDO	0.290%	5/6/11 LOC	2,550	2,550
Thomasville GA Hospital Revenue (John D. Archbold Memorial Hospital Inc. Project) VRDO	0.290%	5/6/11 LOC	3,900	3,900
				896,497
Hawaii (0.4%)
1 Hawaii GO TOB VRDO	0.260%	5/6/11	11,245	11,245
1 Honolulu HI City & County Board Water Supply Water System Revenue TOB VRDO	0.250%	5/6/11 LOC	7,000	7,000
1 Honolulu HI City & County GO TOB VRDO	0.260%	5/6/11	7,715	7,715
1 Honolulu HI City & County Wastewater System Revenue TOB VRDO	0.250%	5/6/11 LOC	16,330	16,330
1 University of Hawaii Revenue TOB VRDO	0.250%	5/6/11 LOC	12,850	12,850
1 University of Hawaii Revenue TOB VRDO	0.270%	5/6/11 (13)	19,800	19,800
				74,940
Idaho (2.4%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.280%	5/6/11	16,560	16,560
Idaho Housing & Finance Association Nonprofit Facilities Revenue (College of Idaho Project) VRDO	0.240%	5/6/11 LOC	6,330	6,330
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/6/11 LOC	13,000	13,000
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/6/11 LOC	9,540	9,540
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.260%	5/6/11 LOC	5,985	5,985
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.270%	5/6/11	12,260	12,260
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	15,220	15,220
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	14,530	14,530
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	6,000	6,000
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	9,850	9,850
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	9,190	9,190
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	9,720	9,720
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	9,285	9,285
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	7,100	7,100
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	7,090	7,090
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	9,825	9,825
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	7,205	7,205
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	10,555	10,555
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	13,090	13,090
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	13,510	13,510
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	12,810	12,810
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	12,545	12,545
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	10,685	10,685
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	5,800	5,800
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	29,505	29,505
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	12,000	12,000
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	5,095	5,095
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.290%	5/6/11	8,000	8,000
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.290%	5/6/11	12,395	12,395
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.290%	5/6/11	27,000	27,000
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.290%	5/6/11	28,750	28,750
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.290%	5/6/11	24,000	24,000
Idaho TAN	2.000%	6/30/11	52,000	52,136
				446,566
Illinois (4.1%)
Bartlett IL Special Service Area No. 1 (Bluff City LLC) GO VRDO	0.290%	5/6/11 LOC	12,000	12,000
Channahon IL Revenue (Morris Hospital) VRDO	0.270%	5/6/11 LOC	4,180	4,180
1 Chicago IL Board of Education GO TOB VRDO	0.310%	5/6/11 (4)	4,995	4,995
Chicago IL Board of Education GO VRDO	0.200%	5/6/11 LOC	17,400	17,400

13

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Board of Education GO VRDO	0.260%	5/6/11 LOC	5,900	5,900
1 Chicago IL GO TOB VRDO	0.260%	5/6/11 LOC	18,140	18,140
1 Chicago IL GO TOB VRDO	0.260%	5/6/11	13,210	13,210
1 Chicago IL GO TOB VRDO	0.270%	5/6/11	5,500	5,500
1 Chicago IL GO TOB VRDO	0.310%	5/6/11	6,000	6,000
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.250%	5/6/11	6,280	6,280
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.250%	5/6/11	18,855	18,855
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.250%	5/6/11	5,000	5,000
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.260%	5/6/11	5,005	5,005
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.330%	5/6/11	8,710	8,710
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.250%	5/6/11 LOC	29,650	29,650
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.260%	5/6/11 LOC	13,630	13,630
Chicago IL Water Revenue VRDO	0.280%	5/6/11 LOC	5,325	5,325
Chicago IL Water Revenue VRDO	0.280%	5/6/11 LOC	19,720	19,720
1 Cook County IL GO TOB VRDO	0.250%	5/6/11 LOC	6,850	6,850
1 Cook County IL GO TOB VRDO	0.310%	5/6/11	7,460	7,460
1 Hoffman Estates IL GO TOB VRDO	0.270%	5/6/11	7,295	7,295
Illinois Build Revenue	3.000%	6/15/11	5,000	5,014
Illinois Educational Facilities Authority Revenue (Columbia College Chicago) VRDO	0.240%	5/6/11 LOC	12,650	12,650
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	0.460%	5/4/11	20,000	20,000
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.330%	5/6/11	9,185	9,185
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.330%	5/6/11	4,165	4,165
Illinois Finance Authority Industrial Development Revenue
(Gusto Packing Co. Inc. Project) Revenue VRDO	0.440%	5/6/11 LOC	6,175	6,175
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.250%	5/6/11	29,605	29,605
Illinois Finance Authority Revenue (Advocate Health Care) PUT	0.480%	2/1/12	11,500	11,500
1 Illinois Finance Authority Revenue (Advocate Health Care) TOB VRDO	0.260%	5/6/11	26,810	26,810
Illinois Finance Authority Revenue (Bradley University) VRDO	0.250%	5/6/11 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	0.260%	5/6/11	8,750	8,750
Illinois Finance Authority Revenue (Central Dupage Health) VRDO	0.260%	5/2/11	4,000	4,000
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.290%	5/6/11 LOC	12,000	12,000
1 Illinois Finance Authority Revenue (Chicago University) TOB VRDO	0.260%	5/6/11	13,330	13,330
Illinois Finance Authority Revenue (Evangelical Project) VRDO	0.260%	5/6/11 LOC	5,000	5,000
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.310%	6/1/11	9,790	9,790
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.350%	6/21/11	4,500	4,500
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.350%	7/8/11	25,485	25,485
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.350%	7/11/11	25,485	25,485
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.320%	8/8/11	15,710	15,710
Illinois Finance Authority Revenue (Institute of Chicago) VRDO	0.230%	5/6/11 LOC	4,175	4,175
Illinois Finance Authority Revenue (ITT Research Institute) VRDO	0.260%	5/6/11 LOC	6,000	6,000
1 Illinois Finance Authority Revenue (Northshore University Health System) TOB VRDO	0.260%	5/6/11	8,750	8,750
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.250%	5/6/11 LOC	5,340	5,340
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.250%	5/6/11 LOC	12,935	12,935
1 Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.260%	5/6/11	11,200	11,200
1 Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.260%	5/6/11	6,000	6,000
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.250%	5/6/11	8,165	8,165
Illinois Finance Authority Revenue (Rush University Medical Center) VRDO	0.240%	5/6/11 LOC	5,000	5,000
Illinois Finance Authority Revenue (Southern Illinois Healthcare) VRDO	0.240%	5/6/11 LOC	9,430	9,430
Illinois Finance Authority Revenue (Trinity International University) VRDO	0.280%	5/6/11 LOC	12,870	12,870
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.250%	5/6/11	20,500	20,500
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.260%	5/6/11	10,265	10,265
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.260%	5/6/11	3,000	3,000
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.220%	5/6/11	4,800	4,800
Illinois Finance Authority Revenue (Wesleyan University) VRDO	0.240%	5/6/11 LOC	18,635	18,635
Illinois Finance Authority Revenue (Xavier University) VRDO	0.270%	5/6/11 LOC	3,700	3,700
Illinois Finance Authority Revenue (YMCA Metropolitan Chicago Project) VRDO	0.250%	5/6/11 LOC	4,200	4,200
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	0.450%	3/28/12	10,000	10,000
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.250%	5/6/11 LOC	8,600	8,600
1 Illinois Health Facilities Authority Revenue (Ingalls Memorial Hospital) VRDO	0.250%	5/6/11 LOC	13,800	13,800
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.290%	5/6/11 (13)	11,320	11,320
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.290%	5/6/11	6,065	6,065
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.290%	5/6/11	14,295	14,295
Illinois Toll Highway Authority Toll Highway Revenue VRDO	0.200%	5/6/11 LOC	10,000	10,000
1 IllinoisToll Highway Authority Toll Highway Revenue TOB VRDO	0.260%	5/6/11	5,330	5,330
1 IllinoisToll Highway Authority Toll Highway Revenue TOB VRDO	0.260%	5/6/11	14,430	14,430
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.260%	5/6/11	10,355	10,355
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.260%	5/6/11	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.260%	5/6/11 (13)	6,130	6,130
1 Southern Illinois University TOB VRDO	0.250%	5/6/11 LOC	11,415	11,415
				763,354

14

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana (2.4%)
Indiana Bond Bank Revenue Advance Funding BAN	2.000%	1/5/12 LOC	37,800	38,177
Indiana Development Finance Authority Educational Facilities Revenue
(Children’s Museum of Indianapolis Project) VRDO	0.270%	5/6/11	29,200	29,200
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	0.240%	5/6/11 LOC	18,280	18,280
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.210%	5/6/11 LOC	5,000	5,000
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.220%	5/6/11 LOC	10,000	10,000
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.220%	5/6/11 LOC	15,900	15,900
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group) VRDO	0.240%	5/6/11 LOC	4,300	4,300
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.240%	5/6/11 LOC	18,000	18,000
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.240%	5/6/11 LOC	6,525	6,525
Indiana Finance Authority Revenue (Ascension Health Credit Group) PUT	3.625%	8/1/11	5,000	5,040
Indiana Finance Authority Revenue (Columbus Regional Hospital) VRDO	0.280%	5/6/11 LOC	6,900	6,900
Indiana Finance Authority Revenue (DePauw University Project) VRDO	0.250%	5/6/11 LOC	36,910	36,910
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.260%	5/6/11	4,625	4,625
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.220%	5/6/11	36,665	36,665
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.250%	5/6/11	4,000	4,000
Indiana Health & Educational Facility Financing Authority Educational Facilities Revenue
(Marian College) VRDO	0.270%	5/6/11 LOC	5,400	5,400
1 Indiana Health & Educational Facility Financing Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.) TOB VRDO	0.270%	5/6/11	5,850	5,850
1 Indiana Health & Educational Facility Financing Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.) TOB VRDO	0.310%	5/6/11	3,300	3,300
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.290%	5/6/11	19,275	19,275
Indiana Health & Educational Facility Financing Authority Revenue
(Clarian Health Obligated Group) VRDO	0.250%	5/6/11 LOC	26,675	26,675
Indiana Health & Educational Facility Financing Authority Revenue
(Clarian Health Obligated Group) VRDO	0.260%	5/6/11 LOC	5,415	5,415
1 Indiana Health Facility Financing Authority Hospital Revenue
(Community Hospital Project) TOB VRDO	0.250%	5/6/11 LOC	6,420	6,420
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.260%	5/6/11	13,000	13,000
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.270%	5/6/11	51,495	51,495
1 Indiana Housing & Community Development Authority Single Family Mortgage Revenue
TOB VRDO	0.360%	5/6/11	2,065	2,065
1 Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.310%	5/6/11	11,775	11,775
1 Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.310%	5/6/11	3,500	3,500
Lawrenceburg IN Pollution Control Revenue VRDO	0.250%	5/6/11 LOC	5,500	5,500
Noblesville IN Economic Development Revenue (Greystone Apartments Project) VRDO	0.290%	5/6/11 LOC	10,920	10,920
Purdue University Indiana COP VRDO	0.210%	5/6/11	10,000	10,000
Purdue University Indiana Student Facilities System Revenue VRDO	0.220%	5/6/11	3,675	3,675
1 Wayne Township Marion County IN School Building Corp. Mortgage Revenue TOB VRDO	0.250%	5/6/11 LOC	25,565	25,565
				449,352
Iowa (0.3%)
1 Des Moines IA Metropolitan Wastewater Reclamation Authority Sewer Revenue TOB VRDO	0.250%	5/6/11 LOC	12,815	12,815
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.270%	5/6/11	5,330	5,330
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.270%	5/6/11	11,700	11,700
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.270%	5/6/11	3,500	3,500
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.280%	5/6/11	10,800	10,800
1 Iowa Special Obligation Revenue TOB VRDO	0.270%	5/6/11	11,200	11,200
1 Iowa Special Obligation Revenue TOB VRDO	0.270%	5/6/11	3,800	3,800
Polk County IA GO	2.000%	6/1/11	3,145	3,149
				62,294
Kansas (0.3%)
1 Kansas Department of Transportation Highway Revenue TOB VRDO	0.250%	5/6/11	6,215	6,215
1 Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.270%	5/6/11	8,285	8,285
Sedgwick County KS Airport Facility Revenue (FlightSafety International Inc. Project) VRDO	0.350%	5/6/11	34,000	34,000
Wichita Kansas GO Airport Renewal BAN	0.700%	2/9/12	3,085	3,086
				51,586
Kentucky (0.9%)
Boone County KY Pollution Control Revenue (Duke Energy Kentucky Inc. Project) VRDO	0.260%	5/6/11 LOC	4,100	4,100
Boyle County KY Hospital Revenue (Ephraim McDowell Health Project) VRDO	0.280%	5/6/11 LOC	11,820	11,820

15

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jeffersontown KY Lease Program Revenue (Kentucky League of Cities Funding Trust) VRDO	0.280%	5/6/11 LOC	2,600	2,600
Kenton County KY Airport Board Special Facilities Revenue
(FlightSafety International Inc. Project)VRDO	0.280%	5/6/11	5,300	5,300
Kenton County KY Airport Board Special Facilities Revenue
(FlightSafety International Inc. Project)VRDO	0.280%	5/6/11	4,600	4,600
Kentucky Economic Development Finance Authority Hospital Facilities Revenue
(St. Elizabeth Medical Center Inc.) VRDO	0.250%	5/6/11 LOC	5,500	5,500
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group) VRDO	0.280%	5/6/11 LOC	12,000	12,000
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project) VRDO	0.260%	5/6/11 LOC	5,000	5,000
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project) VRDO	0.260%	5/6/11 LOC	35,000	35,000
Kentucky Higher Education Student Loan Corp. Student Loan Revenue VRDO	0.300%	5/6/11 LOC	34,900	34,900
1 Kentucky Housing Corp. Housing Revenue TOB VRDO	0.310%	5/6/11	8,895	8,895
1 Kentucky Housing Corp. Housing Revenue TOB VRDO	0.360%	5/6/11	1,785	1,785
1 Kentucky Turnpike Authority Economic Development Road Revenue
(Revitalization Project) TOB VRDO	0.250%	5/6/11	10,390	10,390
1 Lexington-Fayette Urban County Airport Board Kentucky General Airport Revenue TOB VRDO	0.260%	5/6/11	4,660	4,660
1 Louisville & Jefferson County KY Metropolitan Government Parking Revenue TOB VRDO	0.260%	5/6/11	6,125	6,125
Richmond KY League of Cities Funding Lease Program Revenue VRDO	0.250%	5/6/11 LOC	8,700	8,700
Warren County KY Revenue (Western Kentucky University Student Life Foundation Inc. Project)
VRDO	0.270%	5/6/11 LOC	3,740	3,740
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.250%	5/6/11 LOC	4,700	4,700
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.250%	5/6/11 LOC	4,050	4,050
				173,865
Louisiana (1.9%)
Ascension Parish LA Industrial Development Board Revenue (IMTT-Geismar Project) VRDO	0.270%	5/6/11 LOC	17,000	17,000
Lake Charles LA Harbor & Terminal District Revenue PUT	0.370%	5/31/11	22,000	22,000
Lake Charles LA Harbor & Terminal District Revenue PUT	0.370%	5/31/11	50,000	50,000
Louisiana GO VRDO	0.250%	5/6/11 LOC	26,200	26,200
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) VRDO	0.260%	5/6/11 LOC	13,900	13,900
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.250%	5/6/11 LOC	12,000	12,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.270%	5/6/11 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.270%	5/6/11 LOC	34,000	34,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.260%	5/6/11 LOC	20,900	20,900
1 Louisiana Public Facilities Authority Student Loan Revenue TOB VRDO	0.290%	5/6/11 LOC	44,345	44,345
1 Louisiana Public Facilities Authority Student Loan Revenue TOB VRDO	0.290%	5/6/11 LOC	42,645	42,645
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.280%	5/6/11 LOC	12,500	12,500
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.280%	5/6/11 LOC	17,500	17,500
				342,990
Maine (0.2%)
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.320%	5/6/11	5,510	5,510
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.360%	5/6/11	3,720	3,720
Maine Housing Authority Mortgage Revenue VRDO	0.310%	5/6/11	20,000	20,000
Maine Housing Authority Mortgage Revenue VRDO	0.310%	5/6/11	9,000	9,000
				38,230
Maryland (2.0%)
Baltimore County MD Metropolitan District CP	0.280%	5/23/11	19,400	19,400
Baltimore County MD Metropolitan District CP	0.310%	6/3/11	23,000	23,000
Baltimore MD Consolidated Public Improvement GO	5.000%	2/1/12	1,000	1,034
Howard County MD GO	4.000%	2/15/12	1,010	1,039
Howard County MD GO	5.000%	2/15/12	1,900	1,969
Howard County MD GO CP	0.290%	5/9/11	28,500	28,500
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.320%	5/6/11	6,325	6,325
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.320%	5/6/11	8,250	8,250
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.360%	5/6/11	5,095	5,095
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.360%	5/6/11	7,520	7,520
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.360%	5/6/11	4,430	4,430
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.360%	5/6/11	4,245	4,245
Maryland Department of Housing & Community Development Revenue VRDO	0.280%	5/6/11	7,850	7,850
Maryland Department of Housing & Community Development Revenue VRDO	0.290%	5/6/11	19,000	19,000
Maryland GO	5.000%	8/1/11	13,280	13,436
Maryland GO	5.250%	2/15/12	2,000	2,077
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Hospital) VRDO	0.250%	5/6/11 LOC	8,100	8,100
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) CP	0.270%	5/24/11	15,000	15,000
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) CP	0.350%	7/1/11	3,815	3,815
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) CP	0.300%	7/7/11	5,000	5,000
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University) CP	0.300%	7/11/11	15,150	15,150

16

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
TOB VRDO	0.250%	5/6/11	7,660	7,660
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
VRDO	0.230%	5/6/11	13,500	13,500
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University)
VRDO	0.250%	5/6/11 LOC	4,800	4,800
Maryland Health & Higher Educational Facilities Authority Revenue (Suburban Hospital) VRDO	0.260%	5/6/11 LOC	9,775	9,775
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System) VRDO	0.250%	5/6/11 LOC	5,000	5,000
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.250%	5/6/11	15,465	15,465
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.270%	5/6/11	13,860	13,860
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.290%	5/6/11	8,800	8,800
Maryland Transportation Authority Passenger Facility Charge Revenue (BWI Airport) VRDO	0.260%	5/6/11 LOC	18,150	18,150
Montgomery County MD GO CP	0.280%	5/5/11	11,000	11,000
Montgomery County MD GO CP	0.280%	5/5/11	11,000	11,000
Montgomery County MD GO CP	0.310%	6/15/11	12,500	12,500
Montgomery County MD GO CP	0.310%	6/15/11	5,300	5,300
Montgomery County MD GO CP	0.310%	6/15/11	4,500	4,500
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.240%	5/6/11 LOC	5,065	5,065
Washington Suburban Sanitation District Maryland GO VRDO	0.330%	5/6/11	29,000	29,000
				375,610
Massachusetts (1.8%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.250%	5/6/11	25,130	25,130
Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	0.240%	5/6/11 LOC	11,795	11,795
Massachusetts Development Finance Agency Revenue (Fay School) VRDO	0.240%	5/6/11 LOC	10,800	10,800
Massachusetts Development Finance Agency Revenue (Shady Hill) VRDO	0.260%	5/6/11 LOC	9,900	9,900
Massachusetts Development Finance Agency Revenue (Wentworth Institute of Technology) VRDO	0.290%	5/6/11 LOC	16,600	16,600
Massachusetts GO RAN	2.000%	5/26/11	20,000	20,023
Massachusetts GO RAN	2.000%	6/23/11	41,875	41,977
1 Massachusetts GO TOB VRDO	0.250%	5/6/11	13,545	13,545
1 Massachusetts GO TOB VRDO	0.260%	5/6/11	6,665	6,665
1 Massachusetts GO TOB VRDO	0.260%	5/6/11	7,100	7,100
1 Massachusetts GO TOB VRDO	0.260%	5/6/11 LOC	8,500	8,500
1 Massachusetts GO TOB VRDO	0.260%	5/6/11 LOC	15,250	15,250
1 Massachusetts GO TOB VRDO	0.290%	5/6/11	16,935	16,935
1 Massachusetts GO TOB VRDO	0.290%	5/6/11	6,735	6,735
1 Massachusetts GO TOB VRDO	0.310%	5/6/11	1,850	1,850
Massachusetts Health & Educational Facilities Authority Revenue (Cil Realty) VRDO	0.240%	5/6/11 LOC	4,000	4,000
1 Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
TOB VRDO	0.260%	5/6/11	10,000	10,000
Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	0.230%	5/6/11 LOC	27,000	27,000
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.320%	5/6/11	5,515	5,515
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.360%	5/6/11	10,635	10,635
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.260%	5/6/11	7,520	7,520
1 Massachusetts Water Pollution Abatement Trust Revenue TOB VRDO	0.260%	5/6/11	3,240	3,240
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.260%	5/6/11	5,000	5,000
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.260%	5/6/11	7,300	7,300
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.290%	5/6/11	15,600	15,600
Massachusetts Water Resources Authority Revenue VRDO	0.250%	5/6/11	8,385	8,385
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,030	1,054
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,900	1,944
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	3,185	3,260
Shrewsbury MA GO	5.000%	8/15/11 (Prere.)	1,000	1,023
				324,281
Michigan (3.6%)
1 Blackrock Muniyield Michigan Quality Fund VRDP VRDO	0.510%	5/6/11 LOC	21,000	21,000
Kent Hospital MI Finance Authority Revenue (Spectrum Health) VRDO	0.240%	5/6/11 LOC	30,000	30,000
Michigan Building Authority Revenue CP	0.350%	6/2/11 LOC	71,855	71,855
Michigan Finance Authority State Aid RAN	2.000%	8/19/11	15,000	15,054
Michigan Finance Authority State Aid RAN	2.000%	8/22/11 LOC	27,000	27,134
1 Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.290%	5/6/11 LOC	67,945	67,945
1 Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.290%	5/6/11 LOC	36,545	36,545
1 Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.290%	5/6/11 LOC	66,995	66,995
1 Michigan Higher Education Student Loan Authority Revenue TOB VRDO	0.290%	5/6/11 LOC	59,245	59,245
Michigan Hospital Finance Authority Revenue (Holland Community Hospital) VRDO	0.280%	5/6/11 LOC	6,900	6,900
Michigan Hospital Finance Authority Revenue (McClaren Health) VRDO	0.260%	5/6/11 LOC	12,000	12,000
Michigan Hospital Finance Authority Revenue (Trinity Health) CP	0.300%	7/6/11	7,000	7,000
Michigan Hospital Finance Authority Revenue (Trinity Health) CP	0.310%	7/7/11	16,000	16,000
Michigan Hospital Finance Authority Revenue (Trinity Health) CP	0.290%	7/12/11	11,420	11,420
Michigan Hospital Finance Authority Revenue (Trinity Health) VRDO	0.220%	5/6/11	19,275	19,275

17

Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Michigan Housing Development Authority Revenue (Rental Housing) VRDO	0.270%	5/6/11	8,490	8,490
	Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.270%	5/6/11 LOC	23,220	23,220
	Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.290%	5/6/11 LOC	20,000	20,000
1	Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund) TOB VRDO	0.260%	5/6/11	3,845	3,845
1	Michigan State University Board of Trustees General Revenue TOB VRDO	0.290%	5/6/11	5,500	5,500
	Michigan State University Revenue CP	0.300%	7/8/11	18,250	18,250
	Michigan State University Revenue CP	0.310%	8/3/11	8,625	8,625
	Michigan TAN	2.000%	9/30/11	44,000	44,287
	Oakland County MI Economic Development Corp. Revenue
	(Cranbrook Educational Community Project) VRDO	0.260%	5/6/11 LOC	16,215	16,215
	Regents of the University of Michigan CP	0.300%	5/10/11	20,710	20,710
	University of Michigan Hospital Medical Service Plan Revenue VRDO	0.230%	5/6/11	2,750	2,750
	Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport) VRDO	0.260%	5/6/11 LOC	10,000	10,000
1	Wayne State University Michigan Revenue TOB VRDO	0.310%	5/6/11	5,295	5,295
					655,555
Minnesota (2.6%)
1	Hennepin County MN Sales Tax Revenue TOB VRDO	0.290%	5/6/11	23,640	23,640
[1,2]	Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB PUT	0.350%	8/11/11 LOC	20,000	20,000
	Minnesota GO	4.000%	8/1/11	19,990	20,175
	Minnesota GO	5.000%	10/1/11 (Prere.)	10,000	10,193
1	Minnesota GO TOB VRDO	0.260%	5/6/11	3,510	3,510
	Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.270%	5/6/11	24,090	24,090
	Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.280%	5/6/11	12,705	12,705
	Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.280%	5/6/11	19,000	19,000
	Minnesota Office of Higher Education Revenue (Supply Student Loan) VRDO	0.290%	5/6/11 LOC	7,000	7,000
	Minnesota School District TAN	2.000%	9/1/11	11,220	11,281
	Minnesota School District TRAN	2.000%	9/1/11	10,000	10,056
	Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.270%	5/2/11	40,000	40,000
	Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.270%	5/2/11	25,000	25,000
	Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.270%	5/2/11	10,000	10,000
	Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.270%	5/2/11	13,000	13,000
	Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.280%	5/4/11	11,000	11,000
	Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.300%	5/17/11	25,000	25,000
	Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.300%	5/19/11	25,000	25,000
	Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.300%	6/9/11	19,000	19,000
	University of Minnesota Revenue CP	0.270%	5/9/11	15,175	15,175
	University of Minnesota Revenue CP	0.300%	5/9/11	400	400
	University of Minnesota Revenue CP	0.320%	6/24/11	5,000	5,000
	University of Minnesota Revenue CP	0.340%	6/24/11	9,400	9,400
	University of Minnesota Revenue CP	0.300%	7/7/11	1,500	1,500
	University of Minnesota Revenue CP	0.300%	7/7/11	3,000	3,000
	University of Minnesota Revenue CP	0.300%	7/7/11	32,500	32,500
	University of Minnesota Revenue CP	0.300%	7/7/11	1,000	1,000
	University of Minnesota Revenue CP	0.290%	7/12/11	17,500	17,500
	University of Minnesota Revenue CP	0.290%	7/19/11	30,150	30,150
	University of Minnesota Revenue CP	0.310%	8/3/11	10,000	10,000
	University of Minnesota Revenue CP	0.310%	8/3/11	4,585	4,585
	University of Minnesota Revenue CP	0.310%	8/4/11	1,750	1,750
	University of Minnesota Revenue CP	0.320%	8/4/11	12,000	12,000
					473,610
Mississippi (0.3%)
	Mississippi Business Finance Corp. Health Care Facilities Revenue
	(Rush Medical Foundation Project) VRDO	0.230%	5/6/11 LOC	9,600	9,600
	Mississippi Business Finance Corp. Revenue (Hattiesburg Project) VRDO	0.280%	5/6/11 LOC	10,900	10,900
	Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.260%	5/6/11 LOC	16,605	16,605
1	Mississippi Development Bank Special Obligation Revenue (Capital City Convention Center Project)
	TOB VRDO	0.250%	5/6/11 LOC	5,000	5,000
	Mississippi Development Bank Special Obligation Revenue (Magnolia Regional Health Project)
	VRDO	0.260%	5/6/11 LOC	5,000	5,000
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)
	VRDO	0.260%	5/6/11	8,000	8,000
					55,105
Missouri (1.4%)
1	Columbia MO Special Obligation Electrical Improvement Revenue TOB VRDO	0.250%	5/6/11 LOC	16,635	16,635
	Kansas City MO GO	2.500%	2/1/12	1,955	1,985
	Missouri Health & Education Facilities Revenue (Ascension Health) VRDO	0.240%	5/6/11	26,500	26,500
	Missouri Health & Educational Facilities Authority Health Facilities Revenue
	(Bethesda Health Group) VRDO	0.280%	5/2/11 LOC	4,000	4,000
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health) CP	0.300%	7/6/11 LOC	7,000	7,000

18

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Sisters of Mercy Health System) VRDO	0.240%	5/6/11	16,700	16,700
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) PUT	0.480%	5/4/11	20,000	20,000
Missouri Health & Educational Facilities Authority Revenue (Sisters Mercy Health) VRDO	0.230%	5/6/11	5,000	5,000
Missouri Health & Educational Facilities Authority Revenue (Sisters Mercy Health) VRDO	0.230%	5/6/11	25,000	25,000
Missouri Health & Educational Facilities Authority Revenue (Sisters Mercy Health) VRDO	0.230%	5/6/11	25,000	25,000
Missouri Health & Educational Facilities Authority Revenue (Sisters Mercy Health) VRDO	0.230%	5/6/11	10,000	10,000
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.250%	5/6/11	13,980	13,980
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.260%	5/6/11	11,300	11,300
Missouri Higher Education Student Loan Authority Student Loan Revenue VRDO	0.290%	5/6/11 LOC	30,250	30,250
1 Missouri Highways & Transportation Commission Revenue (State Road) TOB VRDO	0.250%	5/6/11	25,395	25,395
St. Joseph MO Industrial Development Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.240%	5/6/11 LOC	6,000	6,000
St. Louis MO General Fund RAN	2.000%	6/1/11	20,000	20,025
				264,770
Montana (0.1%)
Montana Board of Investments Revenue (INTERCAP Revolving Program) PUT	0.480%	3/1/12	14,560	14,560

Multiple States (4.9%)
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.300%	5/6/11 LOC	38,568	38,568
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.310%	5/6/11 LOC	19,075	19,075
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.330%	5/6/11 LOC	292,375	292,375
1 Nuveen Insured Municipal Opportunity Fund VRDP VRDO	0.510%	5/6/11 LOC	150,000	150,000
1 Nuveen Municipal Advantage Fund VRDP VRDO	0.480%	5/6/11 LOC	34,100	34,100
1 Nuveen Municipal Market Opportunity Fund VRDP VRDO	0.460%	5/6/11 LOC	97,500	97,500
1 Nuveen Premium Income Municipal Fund 4 VRDP VRDO	0.480%	5/6/11 LOC	150,000	150,000
1 Nuveen Premium Insured Municipal Fund VRDP VRDO	0.510%	5/6/11 LOC	24,000	24,000
1 Nuveen Quality Income Municipal Fund Inc VRDP VRDO	0.480%	5/6/11 LOC	100,000	100,000
				905,618
Nebraska (1.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.260%	5/6/11	89,310	89,310
1 Nebraska Investment Finance Authority Multifamily Housing Revenue
(Riverbend Apartments Project) VRDO	0.280%	5/6/11 LOC	6,000	6,000
1 Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	0.360%	5/6/11	1,960	1,960
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.250%	5/6/11	24,900	24,900
1 Nebraska Public Power District Revenue TOB VRDO	0.260%	5/6/11 (4)	14,925	14,925
1 Nebraska Public Power District Revenue TOB VRDO	0.270%	5/6/11 (13)	15,995	15,995
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.250%	5/6/11	10,135	10,135
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.260%	5/6/11	6,975	6,975
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.260%	5/6/11 (13)	9,810	9,810
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.270%	5/6/11 (13)	34,610	34,610
1 Omaha NE Special Obligation TOB VRDO	0.260%	5/6/11	4,030	4,030
				218,650
Nevada (1.5%)
Clark County NV Airport BAN	2.500%	6/1/11	22,000	22,035
Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	0.240%	5/6/11 LOC	9,400	9,400
1 Clark County NV GO TOB VRDO	0.250%	5/6/11 LOC	27,880	27,880
1 Clark County NV GO TOB VRDO	0.260%	5/6/11	14,295	14,295
1 Clark County NV GO TOB VRDO	0.330%	5/6/11	9,770	9,770
Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	0.270%	5/6/11 LOC	18,800	18,800
1 Clark County NV School District GO TOB VRDO	0.250%	5/6/11	18,765	18,765
1 Clark County NV Water Reclamation District GO TOB VRDO	0.260%	5/6/11	6,085	6,085
1 Clark County NV Water Reclamation District GO TOB VRDO	0.260%	5/6/11	7,495	7,495
1 Clark County NV Water Reclamation District GO TOB VRDO	0.260%	5/6/11	5,000	5,000
1 Las Vegas NV GO TOB VRDO	0.260%	5/6/11	10,850	10,850
Las Vegas Valley Water District Nevada GO CP	0.290%	5/4/11	10,500	10,500
Las Vegas Valley Water District Nevada GO CP	0.320%	7/21/11	25,000	25,000
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.260%	5/6/11	4,685	4,685
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.290%	5/6/11	35,980	35,980
1 Nevada GO TOB VRDO	0.320%	5/6/11	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.250%	5/6/11 LOC	13,035	13,035
Nevada Housing Division Multi-Unit Housing Revenue (City Center Project) VRDO	0.390%	5/6/11 LOC	7,440	7,440
1 Nevada System of Higher Education University Revenue TOB VRDO	0.310%	5/6/11	10,575	10,575
Reno NV Hospital Revenue (Renown Regional Medical Center Project) VRDO	0.250%	5/6/11 LOC	5,500	5,500
1 Truckee Meadows Water Authority Water Revenue TOB VRDO	0.250%	5/6/11 LOC	9,990	9,990
				282,480
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.260%	5/6/11	10,000	10,000
1 New Hampshire Housing Finance Authority Single Family Mortgage Revenue TOB VRDO	0.390%	5/6/11	1,875	1,875
				11,875

19

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey (0.9%)
1 New Jersey GO TOB PUT	0.300%	5/19/11	100,000	100,000
New Jersey GO TOB PUT	0.300%	6/2/11	50,000	50,000
1 Nuveen New Jersey Premium Income Municipal Fund VRDP VRDO	0.510%	5/6/11 LOC	20,000	20,000
				170,000
New Mexico (1.0%)
1 New Mexico Educational Assistance Foundation Revenue TOB VRDO	0.360%	5/6/11	24,495	24,495
New Mexico Educational Assistance Foundation Revenue VRDO	0.300%	5/6/11 LOC	8,800	8,800
New Mexico Educational Assistance Foundation Revenue VRDO	0.300%	5/6/11 LOC	8,500	8,500
1 New Mexico Finance Authority Revenue TOB VRDO	0.250%	5/6/11 LOC	10,290	10,290
1 New Mexico Finance Authority Revenue TOB VRDO	0.250%	5/6/11	10,710	10,710
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.250%	5/6/11	10,505	10,505
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.250%	5/6/11	20,605	20,605
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.260%	5/6/11	69,945	69,945
New Mexico TRAN	2.000%	6/30/11	20,000	20,056
				183,906
New York (3.6%)
1 Blackrock Muniyield New York Quality Fund VRDP VRDO	0.510%	5/6/11 LOC	15,000	15,000
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.250%	5/6/11 LOC	18,205	18,205
Metropolitan New York Transportation Authority Revenue VRDO	0.250%	5/6/11 LOC	35,790	35,790
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.270%	5/6/11	6,400	6,400
Nassau NY Health Care Corp. VRDO	0.220%	5/6/11 LOC	10,000	10,000
New York City NY GO VRDO	0.230%	5/6/11 LOC	6,600	6,600
New York City NY GO VRDO	0.240%	5/6/11 LOC	10,000	10,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.230%	5/6/11	22,500	22,500
New York City NY Industrial Development Agency Civic Facility Revenue
(New York Law School) VRDO	0.220%	5/6/11 LOC	20,000	20,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue CP	0.300%	5/12/11	35,000	35,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.220%	5/6/11	5,000	5,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.230%	5/6/11	15,000	15,000
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.230%	5/6/11	24,150	24,150
1 New York City NY Transitional Finance Authority Revenue TOB VRDO	0.270%	5/2/11	30,000	30,000
New York Liberty Development Corp. Revenue PUT	0.420%	1/19/12	35,000	35,000
New York Liberty Development Corp. Revenue PUT	0.350%	2/1/12	75,000	75,000
New York Metropolitan Transportation Authority Revenue CP	0.300%	5/3/11 LOC	25,000	25,000
New York State Dormitory Authority Revenue (LeMoyne College) VRDO	0.280%	5/6/11 LOC	4,550	4,550
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)
VRDO	0.240%	5/6/11 LOC	11,900	11,900
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/12	15,000	15,539
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.260%	5/6/11	3,510	3,510
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.260%	5/6/11	6,420	6,420
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.250%	5/6/11	2,000	2,000
New York State Housing Finance Agency Housing Revenue (80 DeKalb Avenue) VRDO	0.250%	5/6/11 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.230%	5/6/11 LOC	26,900	26,900
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.230%	5/6/11 LOC	8,700	8,700
New York State Housing Finance Agency Housing Revenue (West 38th Street) VRDO	0.250%	5/6/11 LOC	4,425	4,425
New York State Housing Finance Authority Revenue (Clinton Park) VRDO	0.230%	5/6/11 LOC	12,000	12,000
New York State Local Government Assistance Corp. Revenue VRDO	0.230%	5/6/11	7,600	7,600
1 Nuveen New York Investment Quality Municipal Fund VRDP VRDO	0.510%	5/6/11 LOC	20,000	20,000
1 Nuveen New York Quality Income Municipal Fund VRDP VRDO	0.510%	5/6/11 LOC	10,000	10,000
Suffolk County NY TAN	2.000%	8/11/11	107,000	107,448
Suffolk County NY TAN	1.500%	9/13/11	15,000	15,062
Suffolk County NY TAN	2.000%	9/13/11	15,000	15,090
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.260%	5/6/11	4,000	4,000
				668,789
North Carolina (4.4%)
Cary NC GO VRDO	0.230%	5/6/11	21,830	21,830
Charlotte NC Airport Revenue VRDO	0.290%	5/6/11 LOC	6,200	6,200
Charlotte NC GO CP	0.370%	7/11/11	6,395	6,395
Charlotte NC GO CP	0.420%	8/4/11	5,384	5,384
Charlotte NC GO CP	0.390%	9/8/11	4,603	4,603
Charlotte NC GO CP	0.400%	9/8/11	14,482	14,482
Charlotte NC GO CP	0.400%	9/8/11	3,346	3,346
Charlotte NC GO CP	0.370%	11/10/11	5,182	5,182
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.250%	5/6/11	7,600	7,600
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.260%	5/6/11	5,965	5,965

20

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Durham County NC Industrial Facilities & Pollution Control Finance Authority Revenue
(Chesterfield Project) PUT	0.400%	6/30/11	14,500	14,500
Durham NC COP VRDO	0.270%	5/6/11 LOC	32,985	32,985
Durham NC Revenue	4.000%	10/1/11	2,600	2,639
Forsyth County NC GO VRDO	0.280%	5/6/11	2,900	2,900
Guilford County NC GO VRDO	0.260%	5/6/11	6,700	6,700
Lower Cape Fear NC Water & Sewer Authority Special Facility Revenue
(Bladen Bluffs Project) VRDO	0.230%	5/6/11 LOC	6,065	6,065
Mecklenburg County NC COP VRDO	0.290%	5/6/11	8,400	8,400
Mecklenburg County NC GO VRDO	0.240%	5/6/11	7,000	7,000
Mecklenburg County NC GO VRDO	0.240%	5/6/11	7,000	7,000
Mecklenburg County NC GO VRDO	0.240%	5/6/11	7,000	7,000
Mecklenburg County NC GO VRDO	0.280%	5/6/11	6,000	6,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Campbell University) VRDO	0.290%	5/6/11 LOC	11,400	11,400
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Methodist College)VRDO	0.280%	5/6/11 LOC	7,025	7,025
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.260%	5/6/11	11,100	11,100
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.260%	5/6/11	15,700	15,700
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.260%	5/6/11	12,000	12,000
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.260%	5/6/11	14,100	14,100
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.260%	5/6/11	2,495	2,495
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.290%	5/6/11	7,310	7,310
North Carolina Capital Facilities Finance Agency Revenue (Lenior-Rhyne College) VRDO	0.280%	5/6/11 LOC	7,500	7,500
North Carolina Capital Facilities Finance Agency Revenue (Triangle Aquatic Center Project) VRDO	0.280%	5/6/11 LOC	7,470	7,470
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.230%	5/6/11 LOC	13,870	13,870
1 North Carolina Capital Improvement GO TOB VRDO	0.250%	5/6/11	10,800	10,800
North Carolina Education Assistance Authority Student Loan Revenue VRDO	0.290%	5/6/11 LOC	41,700	41,700
North Carolina Education Assistance Authority Student Loan Revenue VRDO	0.340%	5/6/11 LOC	23,000	23,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University) VRDO	0.260%	5/6/11	11,960	11,960
North Carolina GO	4.000%	5/1/11	19,385	19,385
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/12	1,000	1,033
1 North Carolina Infrastructure Financial Corp. COP TOB VRDO	0.260%	5/6/11	29,085	29,085
North Carolina Medical Care Commission Health Care Facilities Revenue
(Duke University Health System) VRDO	0.260%	5/6/11	1,780	1,780
North Carolina Medical Care Commission Health Care Facilities Revenue
(Duke University Health System) VRDO	0.270%	5/6/11	95,530	95,530
North Carolina Medical Care Commission Health Care Facilities Revenue
(Lenoir Memorial Hospital Project) VRDO	0.290%	5/6/11 LOC	13,545	13,545
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.240%	5/6/11 LOC	10,995	10,995
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.260%	5/6/11 LOC	38,300	38,300
North Carolina Medical Care Commission Health Care Facilities Revenue
(University Health Systems of Eastern Carolina) VRDO	0.270%	5/6/11 LOC	15,130	15,130
North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest University Health Sciences) VRDO	0.240%	5/6/11 LOC	5,000	5,000
North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest University Health Sciences) VRDO	0.250%	5/6/11 LOC	38,050	38,050
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) VRDO	0.280%	5/6/11 LOC	28,000	28,000
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) VRDO	0.280%	5/6/11 LOC	7,895	7,895
1 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	0.260%	5/6/11	3,800	3,800
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.270%	5/6/11 LOC	9,680	9,680
Raleigh Durham NC Airport Authority Revenue VRDO	0.220%	5/6/11 LOC	10,600	10,600
Raleigh NC Downtown Improvement Project COP VRDO	0.260%	5/6/11	25,000	25,000
1 Raleigh North Carolina Combined Enterprise System Revenue TOB VRDO	0.290%	5/6/11	8,995	8,995
1 Sampson County NC COP TOB VRDO	0.270%	5/6/11 LOC	5,000	5,000
Union County NC GO VRDO	0.260%	5/6/11	3,500	3,500
Union County NC GO VRDO	0.260%	5/6/11	6,095	6,095
1 University of North Carolina University Revenue TOB VRDO	0.260%	5/6/11	6,710	6,710
1 University of North Carolina University Revenue TOB VRDO	0.260%	5/6/11	4,960	4,960
1 Wake County NC Limited Obligation Revenue TOB VRDO	0.260%	5/6/11	6,750	6,750
Wake County NC Public Improvement GO VRDO	0.250%	5/6/11	6,000	6,000
Winston-Salem NC Water & Sewer System Revenue VRDO	0.260%	5/6/11	6,000	6,000
Winston-Salem NC Water & Sewer System Revenue VRDO	0.260%	5/6/11	22,500	22,500
				808,924
North Dakota (0.2%)
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.240%	5/6/11	21,850	21,850
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.290%	5/6/11	9,600	9,600
				31,450

21

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio (2.5%)
Akron OH BAN	1.125%	12/8/11	1,715	1,720
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.250%	5/6/11 LOC	10,000	10,000
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.270%	5/6/11 LOC	8,000	8,000
Cleveland OH Water BAN	2.000%	7/28/11	21,000	21,063
Cleveland-Cuyahoga County OH Port Authority Revenue
(Carnegie/89th Garage & Service Center LLC Project) VRDO	0.240%	5/6/11 LOC	4,860	4,860
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.260%	5/6/11	20,000	20,000
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.260%	5/6/11 LOC	9,080	9,080
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program) VRDO	0.260%	5/6/11 LOC	30,950	30,950
Delaware County OH Port Authority Economic Development Revenue
(Columbus Zoological Park Association Project) VRDO	0.270%	5/6/11 LOC	5,480	5,480
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.230%	5/6/11	20,000	20,000
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.240%	5/6/11 LOC	8,910	8,910
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.260%	5/6/11	36,900	36,900
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.230%	5/6/11 LOC	12,425	12,425
Lancaster Port Authority Ohio Gas Revenue VRDO	0.260%	5/6/11	56,620	56,620
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.290%	5/6/11 (4)	9,810	9,810
Miamisburg OH City School District BAN	1.500%	7/20/11	13,500	13,524
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.240%	5/6/11 LOC	6,770	6,770
Milford OH Exempt Village School District School Improvement GO	5.125%	12/1/11 (Prere.)	7,125	7,322
1 Ohio Air Quality Development Authority Revenue (Dayton Power & Light Co. Project) TOB VRDO	0.320%	5/6/11 (13)	5,320	5,320
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.250%	5/6/11 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.200%	5/6/11	9,820	9,820
Ohio Common Schools GO VRDO	0.220%	5/6/11	15,425	15,425
Ohio GO VRDO	0.200%	5/6/11	4,200	4,200
Ohio GO VRDO	0.230%	5/6/11	14,750	14,750
Ohio GO VRDO	0.230%	5/6/11	12,675	12,675
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project) CP	0.350%	8/4/11	13,000	13,000
Ohio Infrastructure Improvement GO VRDO	0.230%	5/6/11	9,520	9,520
Ohio State University General Receipts Revenue VRDO	0.220%	5/6/11	20,995	20,995
Oregon OH BAN	2.000%	9/7/11	3,500	3,515
Pickerington OH Local School District (School Facilities Construction & Improvement) GO	5.000%	12/1/11 (Prere.)	8,000	8,215
1 Toledo-Lucas County OH Port Authority Airport Development Revenue
(FlightSafety International Inc.)VRDO	0.280%	5/6/11	10,300	10,300
University of Cincinnati Ohio General Receipts BAN	1.500%	5/12/11	15,900	15,900
University of Cincinnati Ohio General Receipts BAN	1.500%	7/21/11	2,500	2,505
University of Cincinnati Ohio General Receipts BAN	2.000%	12/16/11	2,900	2,927
3 University of Cincinnati Ohio General Receipts BAN	2.000%	5/11/12	16,000	16,238
				452,739
Oklahoma (0.2%)
1 Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program) TOB VRDO	0.360%	5/6/11	5,135	5,135
1 Oklahoma Student Loan Authority Revenue TOB VRDO	0.290%	5/6/11	24,995	24,995
				30,130
Oregon (1.8%)
Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System) VRDO	0.240%	5/6/11 LOC	11,800	11,800
Clackamas County OR Hospital Facility Authority Revenue (Providence Health System) CP	0.320%	5/4/11	40,000	40,000
Clackamas County OR Hospital Facility Authority Revenue (Providence Health System) CP	0.310%	6/13/11	8,000	8,000
Clackamas County OR Hospital Facility Authority Revenue (Providence Health System) CP	0.310%	6/13/11	21,525	21,525
Clackamas County OR Hospital Facility Authority Revenue (Providence Health System) CP	0.360%	7/8/11	10,000	10,000
Clackamas County OR Hospital Facility Authority Revenue (Providence Health System) CP	0.320%	8/11/11	10,000	10,000
1 Oregon Department Administrative Services COP TOB VRDO	0.250%	5/6/11 LOC	15,450	15,450
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.290%	5/6/11	45,085	45,085
Oregon Health Sciences University Revenue VRDO	0.230%	5/6/11 LOC	16,900	16,900
1 Oregon Housing & Community Service Department Single Family Mortgage Revenue TOB VRDO	0.360%	5/6/11	8,665	8,665
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.300%	5/6/11	12,500	12,500
Oregon Housing & Community Services Department Mortgage Revenue VRDO	0.230%	5/6/11	6,190	6,190
Oregon TAN	2.000%	6/30/11	100,000	100,264
Salem OR Hospital Facility Authority Revenue (Salem Hospital Project) VRDO	0.240%	5/6/11 LOC	20,000	20,000
Salem OR Hospital Facility Authority Revenue (Salem Hospital Project) VRDO	0.260%	5/6/11 LOC	12,500	12,500
				338,879
Pennsylvania (1.2%)
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.260%	5/6/11	4,000	4,000
Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) PUT	0.460%	7/14/11	10,250	10,250
Emmaus PA General Authority Revenue VRDO	0.250%	5/6/11 LOC	700	700
Lancaster County PA Convention Center Authority Revenue (Hotel Room Rental Tax) VRDO	0.280%	5/6/11 LOC	9,460	9,460

22

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.210%	5/6/11	4,000	4,000
1 Nuveen Pennsylvania Premium Income Municipal Fund 2 VRDP VRDO	0.510%	5/6/11 LOC	22,000	22,000
Pennsylvania GO TOB PUT	0.290%	5/4/11	50,000	50,000
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.360%	5/6/11	14,720	14,720
Pennsylvania State University Revenue VRDO	0.250%	5/6/11	24,500	24,500
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.260%	5/6/11 LOC	20,000	20,000
Temple University of the Commonwealth System of Higher Education Pennsylvania University
Funding Obligation RAN	1.500%	4/4/12	57,000	57,536
Washington County PA Authority Revenue (Girard Estate Project) VRDO	0.270%	5/6/11 LOC	8,540	8,540
				225,706
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	14,750	15,299
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	5,000	5,189
				20,488
Rhode Island (0.7%)
East Greenwich RI BAN	1.500%	2/15/12	11,000	11,087
1 Narragansett RI Commission WasteWater System Revenue TOB VRDO	0.250%	5/6/11 LOC	11,875	11,875
Rhode Island & Providence Plantations TAN	2.000%	6/30/11	65,000	65,160
1 Rhode Island Housing & Mortgage Finance Corp. Revenue TOB VRDO	0.260%	5/6/11	10,185	10,185
1 Rhode Island Housing & Mortgage Finance Corp. Revenue TOB VRDO	0.400%	5/6/11	5,000	5,000
Rhode Island Housing & Mortgage Finance Corp. Revenue VRDO	0.300%	5/6/11	25,000	25,000
				128,307
South Carolina (0.9%)
Charleston SC Waterworks & Sewer Capital Improvement Revenue VRDO	0.240%	5/6/11	24,190	24,190
Greenville County SC Hospital System Revenue VRDO	0.230%	5/6/11 LOC	29,000	29,000
1 Greenville County SC School District Installment Revenue TOB VRDO	0.260%	5/6/11	15,995	15,995
1 Greenville County SC School District Installment Revenue TOB VRDO	0.260%	5/6/11	13,865	13,865
Piedmont SC Municipal Power Agency Revenue VRDO	0.230%	5/6/11 LOC	9,000	9,000
Piedmont SC Municipal Power Agency Revenue VRDO	0.240%	5/6/11 LOC	6,000	6,000
South Carolina GO	2.000%	3/1/12	16,520	16,740
1 South Carolina Housing Revenue TOB VRDO	0.260%	5/6/11	6,240	6,240
South Carolina Jobs Economic Development Authority Hospital Revenue
(AnMed Health Project) VRDO	0.260%	5/6/11 LOC	11,000	11,000
South Carolina Jobs Economic Development Authority Hospital Revenue
(Sisters of Charity Providence Hospitals) VRDO	0.280%	5/6/11 LOC	5,095	5,095
South Carolina Jobs Economic Development Authority Industrial Revenue
(South Carolina Electric & Gas Co. Project) VRDO	0.340%	5/6/11 LOC	7,000	7,000
1 South Carolina Public Service Authority Revenue TOB VRDO	0.250%	5/6/11 LOC	5,930	5,930
1 South Carolina Public Service Authority Revenue TOB VRDO	0.310%	5/6/11	5,520	5,520
University of South Carolina School of Medicine Educational Trust Healthcare
Facilities Revenue VRDO	0.280%	5/6/11 LOC	6,075	6,075
1 York County SC Rock Hill School District No. 3 GO TOB VRDO	0.310%	5/6/11 (4)	12,405	12,405
				174,055
South Dakota (0.4%)
South Dakota Conservancy District Revenue (State Revolving Fund)	2.000%	8/1/11	2,035	2,043
South Dakota Health & Educational Facilities Authority Revenue (Avera Health) VRDO	0.240%	5/6/11 LOC	38,700	38,700
South Dakota Health & Educational Facilities Authority Revenue
(Sioux Valley Hospital & Health System) VRDO	0.260%	5/6/11 LOC	8,780	8,780
South Dakota Health & Educational Facilities Authority Revenue
(Sioux Valley Hospital & Health System) VRDO	0.260%	5/6/11 LOC	15,000	15,000
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.230%	5/6/11	4,500	4,500
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.230%	5/6/11	8,450	8,450
				77,473
Tennessee (2.6%)
Blount County & Alcoa & Maryville TN Industrial Development Board Revenue
(Local Government Public Improvement) VRDO	0.290%	5/6/11 LOC	5,000	5,000
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.290%	5/6/11 LOC	14,860	14,860
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.290%	5/6/11 LOC	25,335	25,335
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.290%	5/6/11 LOC	5,650	5,650
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.290%	5/6/11 LOC	4,000	4,000
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.290%	5/6/11 LOC	10,975	10,975
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.290%	5/6/11	21,400	21,400
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.270%	5/6/11 LOC	14,000	14,000
Jackson TN Energy Authority Gas System Revenue VRDO	0.270%	5/6/11 LOC	8,340	8,340

23

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Jackson TN Energy Authority Water System Revenue VRDO	0.280%	5/6/11 LOC	9,000	9,000
Johnson City TN Health & Educational Facilities Board Hospital Revenue
(STS Health Alliance) VRDO	0.260%	5/6/11 LOC	4,415	4,415
Knox County TX Health Educational & Housing Facilities Board Hospital Facilities
(Catholic Healthcare) VRDO	0.240%	5/6/11 LOC	14,100	14,100
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.250%	5/6/11	15,940	15,940
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.310%	5/6/11	16,350	16,350
Metropolitan Government of Nashville & Davidson County TN GO CP	0.340%	5/5/11	10,000	10,000
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Belmont University) VRDO	0.270%	5/6/11 LOC	11,400	11,400
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Lipscomb University) VRDO	0.270%	5/6/11 LOC	14,100	14,100
1 Rutherford County TN Health & Educational Facilities Board Revenue
(Ascension Health Credit Group) TOB VRDO	0.270%	5/6/11	6,250	6,250
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.290%	5/6/11 LOC	4,900	4,900
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.290%	5/6/11	24,800	24,800
Sevier County TN Public Building Authority Local Government Public Improvement Revenue VRDO	0.370%	5/6/11 LOC	13,100	13,100
Shelby County TN GO VRDO	0.240%	5/6/11	78,990	78,990
Tennesse School Board Authority Higher Education Facility CP	0.300%	6/27/11	25,000	25,000
Tennessee GO CP	0.360%	7/14/11	33,658	33,658
Tennessee GO CP	0.340%	8/4/11	45,810	45,810
1 Tennessee Housing Development Agency Homeownership Program Revenue TOB VRDO	0.310%	5/6/11	6,985	6,985
Tennessee Local Development Authority BAN	2.000%	6/24/11 (ETM)	28,060	28,124
Tennessee School Bond Authority Revenue	2.000%	5/1/11	4,000	4,000
				476,482
Texas (12.2%)
1 Austin TX Revenue TOB VRDO	0.290%	5/6/11 (13)	18,245	18,245
1 Austin TX Revenue TOB VRDO	0.290%	5/6/11 (13)	10,000	10,000
Austin TX Water & Wastewater System Revenue	5.125%	5/15/11 (Prere.)	10,100	10,118
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.250%	5/6/11 LOC	16,820	16,820
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.260%	5/6/11 (13)	5,635	5,635
1 Beaumont TX Independent School District School Building GO TOB VRDO	0.260%	5/6/11	3,350	3,350
1 Bexar County TX Combined Flood Control GO TOB VRDO	0.290%	5/6/11	28,515	28,515
1 Board of Regents of the University of Texas System Revenue Financing System Revenue
TOB VRDO	0.250%	5/6/11	5,100	5,100
1 Board of Regents of the University of Texas System Revenue Financing System Revenue
TOB VRDO	0.330%	5/6/11	6,600	6,600
1 Comal TX Independent School District GO TOB VRDO	0.250%	5/6/11 LOC	10,305	10,305
1 Conroe TX Independent School District GO TOB VRDO	0.260%	5/6/11	2,760	2,760
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.250%	5/6/11	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.250%	5/6/11 LOC	19,560	19,560
1 Dallas TX Independent School District GO TOB VRDO	0.290%	5/6/11	14,720	14,720
1 Denton TX Independent School District GO TOB VRDO	0.260%	5/6/11	3,695	3,695
1 Denton TX Independent School District GO TOB VRDO	0.260%	5/6/11	6,945	6,945
1 Denton TX Independent School District GO TOB VRDO	0.260%	5/6/11	10,460	10,460
Denton TX Independent School District GO VRDO	0.290%	5/6/11	18,305	18,305
1 Edinburg TX Consolidated Independent School District COP TOB VRDO	0.290%	5/6/11	12,025	12,025
1 Fort Bend TX Independent School District GO TOB VRDO	0.290%	5/6/11	5,000	5,000
Fort Worth TX Water & Sewer Revenue	4.000%	2/15/12	5,120	5,263
1 Fort Worth TX Water & Sewer Revenue TOB VRDO	0.260%	5/6/11	37,475	37,475
1 Frisco TX GO TOB VRDO	0.260%	5/6/11	4,095	4,095
1 Galveston County TX GO TOB VRDO	0.250%	5/6/11	9,255	9,255
1 Grand Prairie TX Independent School District GO TOB VRDO	0.260%	5/6/11	7,170	7,170
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.270%	5/6/11 LOC	22,000	22,000
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) CP	0.370%	8/4/11	25,500	25,500
1 Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)TOB VRDO	0.290%	5/6/11	8,755	8,755
1 Harris County TX Flood Control District GO TOB VRDO	0.260%	5/6/11	5,000	5,000
Harris County TX GO CP	0.310%	5/18/11	15,000	15,000
Harris County TX GO CP	0.310%	5/18/11	16,740	16,740
1 Harris County TX GO TOB VRDO	0.250%	5/6/11 LOC	23,490	23,490
1 Harris County TX GO TOB VRDO	0.290%	5/6/11	15,925	15,925
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Baylor College of Medicine) VRDO	0.240%	5/6/11 LOC	2,500	2,500
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.260%	5/2/11	7,700	7,700
1 Harris County TX Health Facilities Development Corp. Revenue
(Sisters of Charity of the Incarnate Word) TOB VRDO	0.270%	5/2/11 (ETM)	4,900	4,900

24

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.290%	5/6/11	25,000	25,000
Harris County TX Hospital District Revenue VRDO	0.260%	5/6/11 LOC	9,900	9,900
Harris County TX Industrial Development Corp. Revenue (Baytank (Houston) Inc. Project) VRDO	0.240%	5/6/11 LOC	8,000	8,000
Harris County TX Metropolitan Transit Authority Revenue CP	0.300%	5/5/11	13,250	13,250
1 Harris County TX Toll Road Revenue TOB VRDO	0.270%	5/6/11 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB VRDO	0.260%	5/6/11	12,000	12,000
Houston TX Airport System Revenue VRDO	0.230%	5/6/11 LOC	14,000	14,000
Houston TX Combined Utility System CP	0.320%	5/3/11 LOC	8,000	8,000
Houston TX Combined Utility System CP	0.300%	5/5/11 LOC	5,000	5,000
Houston TX Combined Utility System CP	0.300%	5/5/11 LOC	2,900	2,900
Houston TX Combined Utility System CP	0.300%	5/12/11 LOC	8,000	8,000
Houston TX Combined Utility System CP	0.300%	5/18/11 LOC	10,000	10,000
Houston TX Combined Utility System CP	0.310%	6/7/11 LOC	8,000	8,000
1 Houston TX Community College GO TOB VRDO	0.260%	5/6/11 (4)	4,105	4,105
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.300%	5/12/11	2,450	2,450
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.330%	7/14/11	10,000	10,000
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.370%	10/6/11	10,000	10,000
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.250%	5/6/11	8,505	8,505
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.260%	5/6/11	6,665	6,665
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.290%	5/6/11	22,155	22,155
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.220%	5/6/11	11,000	11,000
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.240%	5/6/11	15,980	15,980
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.240%	5/6/11	30,750	30,750
1 Houston TX Independent School District GO TOB VRDO	0.250%	5/6/11 LOC	17,010	17,010
Houston TX TRAN	2.000%	6/30/11	50,000	50,130
1 Houston TX Utility System Revenue TOB VRDO	0.250%	5/6/11 LOC	9,000	9,000
1 Houston TX Utility System Revenue TOB VRDO	0.250%	5/6/11 LOC	15,370	15,370
1 Houston TX Utility System Revenue TOB VRDO	0.260%	5/6/11	6,000	6,000
1 Houston TX Utility System Revenue TOB VRDO	0.270%	5/6/11 LOC	45,000	45,000
Houston TX Utility System Revenue VRDO	0.240%	5/6/11 LOC	24,100	24,100
1 Katy TX Independent School District GO TOB VRDO	0.260%	5/6/11	5,730	5,730
1 Leander TX Independent School District GO TOB VRDO	0.290%	5/6/11	15,370	15,370
1 Lone Star College System Texas GO TOB VRDO	0.260%	5/6/11	15,460	15,460
Lubbock TX GO	3.000%	2/15/12	2,915	2,973
Lubbock TX Independent School District GO	3.000%	2/15/12	6,000	6,123
Lubbock TX Independent School District GO VRDO	0.280%	5/6/11	14,800	14,800
1 Mansfield TX Independent School District GO TOB VRDO	0.260%	5/6/11	7,960	7,960
1 McKinney TX Independent School District GO TOB VRDO	0.250%	5/6/11 LOC	10,220	10,220
Mesquite TX Independent School District GO PUT	0.320%	7/12/11	25,255	25,255
Midlothian Texas Development Authority Tax Increment Contract Revenue	7.875%	5/15/11 (Prere.)	10,360	10,597
1 North East TX Independent School District GO TOB VRDO	0.250%	5/6/11 LOC	5,000	5,000
1 North East TX Independent School District GO TOB VRDO	0.250%	5/6/11 LOC	5,705	5,705
1 North East TX Independent School District GO TOB VRDO	0.260%	5/6/11	26,805	26,805
1 North East TX Independent School District GO TOB VRDO	0.260%	5/6/11	3,355	3,355
1 North Texas Health Facilities Development Corp. Hospital Revenue
(United Regional Health Care System) TOB VRDO	0.250%	5/6/11 LOC	13,210	13,210
North Texas Higher Education Authority Student Loan Revenue VRDO	0.270%	5/6/11 LOC	20,000	20,000
North Texas Higher Education Authority Student Loan Revenue VRDO	0.280%	5/6/11 LOC	31,340	31,340
North Texas Municipal Water District Texas Water System Revenue	2.000%	9/1/11	2,460	2,472
1 North Texas Tollway Authority System Revenue TOB VRDO	0.260%	5/6/11 LOC	13,590	13,590
1 North Texas Tollway Authority System Revenue TOB VRDO	0.290%	5/6/11 (13)	22,360	22,360
1 Northside TX Independent School District GO TOB VRDO	0.260%	5/6/11	14,460	14,460
1 Northside TX Independent School District GO TOB VRDO	0.290%	5/6/11	17,315	17,315
Northwest Texas Independent School District GO VRDO	0.270%	5/6/11	8,170	8,170
Pasadena TX Independent School District GO VRDO	0.270%	5/6/11	17,900	17,900
1 Pearland TX GO TOB VRDO	0.250%	5/6/11 LOC	10,175	10,175
1 Pearland TX Independent School District GO TOB VRDO	0.330%	5/6/11	9,000	9,000
1 Plano TX Independent School District GO TOB VRDO	0.290%	5/6/11	14,055	14,055
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.250%	5/6/11	10,680	10,680
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.260%	5/6/11	5,000	5,000
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.260%	5/6/11	5,080	5,080
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.260%	5/6/11	3,200	3,200
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.260%	5/6/11	7,665	7,665
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.260%	5/6/11	6,165	6,165
1 San Antonio TX Water Revenue TOB VRDO	0.250%	5/6/11 LOC	11,140	11,140
1 San Antonio TX Water Revenue TOB VRDO	0.260%	5/6/11	10,000	10,000
1 Sheldon TX Independent School District GO TOB VRDO	0.290%	5/6/11	5,180	5,180
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project) VRDO	0.250%	5/6/11	19,000	19,000

25

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Valley Baptist Medical Center-Brownsville Project) VRDO	0.270%	5/6/11 LOC	7,500	7,500
1 Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Health Resources) TOB VRDO	0.250%	5/6/11	10,380	10,380
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project) VRDO	0.240%	5/6/11	27,000	27,000
1 Texas A&M University System Revenue TOB VRDO	0.250%	5/6/11	4,960	4,960
1 Texas A&M University System Revenue TOB VRDO	0.290%	5/6/11	4,575	4,575
1 Texas Department of Housing & Community Affairs Single Family Revenue TOB VRDO	0.310%	5/6/11	6,040	6,040
1 Texas Department of Housing & Community Affairs Single Family Revenue TOB VRDO	0.320%	5/6/11	4,250	4,250
Texas Department of Housing & Community Affairs Single Mortgage Revenue VRDO	0.270%	5/6/11	35,000	35,000
Texas Department of Housing & Community Affairs Single Mortgage Revenue VRDO	0.270%	5/6/11	70,820	70,820
1 Texas GO TOB VRDO	0.270%	5/2/11	10,400	10,400
1 Texas GO TOB VRDO	0.250%	5/6/11	10,075	10,075
1 Texas GO TOB VRDO	0.250%	5/6/11	15,065	15,065
1 Texas GO TOB VRDO	0.260%	5/6/11	13,900	13,900
1 Texas GO TOB VRDO	0.260%	5/6/11	21,560	21,560
1 Texas GO TOB VRDO	0.260%	5/6/11	7,500	7,500
1 Texas GO TOB VRDO	0.260%	5/6/11	17,370	17,370
1 Texas GO TOB VRDO	0.360%	5/6/11	17,675	17,675
Texas GO TRAN	2.000%	8/31/11	340,000	341,850
Texas GO Veterans Housing Assistance Program VRDO	0.240%	5/6/11	40,000	40,000
Texas Public Finance Authority GO	5.000%	10/1/11	1,000	1,019
Texas Public Finance Authority GO CP	0.300%	5/6/11	12,850	12,850
Texas Public Finance Authority Revenue (Unemployment Compensation)	2.000%	7/1/11	10,000	10,029
Texas Public Finance Authority Revenue (Unemployment Compensation)	3.000%	1/1/12	25,000	25,427
Texas Small Business Industrial Development Corp. Revenue
(Texas Public Facilities Capital Access Program) VRDO	0.270%	5/6/11 LOC	34,950	34,950
1 Texas State University Student Loan GO TOB VRDO	0.360%	5/6/11	20,065	20,065
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.250%	5/6/11	7,540	7,540
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.260%	5/6/11	11,700	11,700
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.290%	5/6/11	21,925	21,925
1 Texas Transportation Commission Revenue TOB VRDO	0.250%	5/6/11	20,675	20,675
1 Texas Transportation Commission Revenue TOB VRDO	0.250%	5/6/11	13,975	13,975
1 Texas Transportation Commission Revenue TOB VRDO	0.260%	5/6/11	7,500	7,500
1 Texas Water Developement Board Revenue TOB VRDO	0.330%	5/6/11	7,500	7,500
1 Travis County TX GO TOB VRDO	0.260%	5/6/11	11,050	11,050
Trinity River Authority Texas Solid Waste Disposal Revenue VRDO	0.350%	5/6/11 LOC	4,530	4,530
1 University of Houston Texas Revenue TOB VRDO	0.290%	5/6/11	7,600	7,600
University of Texas Permanent University Fund Revenue	5.250%	1/1/12 (Prere.)	7,000	7,225
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.250%	5/6/11	6,560	6,560
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.250%	5/6/11	3,550	3,550
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.250%	5/6/11	5,965	5,965
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.290%	5/6/11	33,215	33,215
1 Waco TX Education Finance Corp. Revenue (Baylor University) TOB VRDO	0.290%	5/6/11	9,855	9,855
				2,237,676
Utah (0.9%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.290%	5/6/11 LOC	8,400	8,400
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.260%	5/2/11	3,050	3,050
1 Riverton Utah Hospital Revenue (IHC Health Services Inc) TOB VRDO	0.290%	5/6/11	5,500	5,500
Utah Board of Regents Student Loan Revenue	3.000%	11/1/11	1,500	1,515
1 Utah Housing Corp. Single Family Mortgage Revenue TOB VRDO	0.790%	5/6/11	1,725	1,725
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	14,065	14,065
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	9,065	9,065
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.290%	5/6/11	16,450	16,450
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.290%	5/6/11	13,985	13,985
Utah Housing Corp. Single Family Mortgage Revenue VRDO	0.290%	5/6/11	12,165	12,165
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	4,300	4,300
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.280%	5/6/11 LOC	5,605	5,605
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.290%	5/6/11	5,600	5,600
1 Utah Transit Authorithy Sales Tax Revenue TOB VRDO	0.320%	5/6/11	6,560	6,560
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.250%	5/6/11	11,400	11,400
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.260%	5/6/11	1,175	1,175
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.260%	5/6/11	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.290%	5/6/11	28,755	28,755
				160,005
Vermont (0.0%)
1 Vermont Housing Finance Agency Revenue TOB VRDO	0.360%	5/6/11	3,815	3,815

26

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia (1.7%)
Albemarle County VA Economic Development Authority Hospital Revenue
(Martha Jefferson Hospital) VRDO	0.270%	5/6/11 LOC	6,000	6,000
Alexandria VA Industrial Development Authority Revenue
(Institute for Defense Analyses Project) VRDO	0.260%	5/6/11 LOC	8,180	8,180
Capital Beltway Funding Corp. of Virginia Toll Revenue (I-495 Hot Lanes Project) VRDO	0.190%	5/6/11 LOC	5,000	5,000
Capital Region Airport Commission Virginia Passenger Facility Charge Revenue VRDO	0.350%	5/6/11 LOC	15,825	15,825
Charlottesville VA Industrial Development Authority Educational Facilities Revenue
(University of Virginia Foundation Projects) VRDO	0.280%	5/6/11 LOC	1,515	1,515
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project) VRDO	0.230%	5/6/11	44,000	44,000
Fairfax County VA Industrial Development Authority Revenue (Fairfax Hospital System Inc.) VRDO	0.260%	5/6/11	6,235	6,235
1 Hampton VA Roads Sanitation District Wastewater Revenue TOB VRDO	0.250%	5/6/11	19,170	19,170
Hanover County VA Economic Development Authority Revenue
(Bon Secours Health System Inc.) VRDO	0.250%	5/6/11 LOC	8,800	8,800
Newport News VA GO TOB VRDO	0.250%	5/6/11	10,750	10,750
Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	0.480%	5/13/11	31,000	31,000
Norfolk VA GO VRDO	0.250%	5/6/11	23,190	23,190
Peninsula Ports Authority Virginia Health System Revenue (Riverside Health System Project) VRDO	0.290%	5/6/11	31,280	31,280
1 Richmond VA Public Utility Revenue TOB VRDO	0.260%	5/6/11	4,875	4,875
Russell County VA Industrial Development Authority Hospital Revenue (STS Health Alliance) VRDO	0.260%	5/6/11 LOC	10,780	10,780
Stafford County VA Industrial Development Authority Revenue
(VML/VACo Commonwealth Loan Program) VRDO	0.270%	5/6/11 LOC	6,185	6,185
1 University of Virginia Revenue TOB VRDO	0.250%	5/6/11	7,520	7,520
1 University of Virginia Revenue TOB VRDO	0.250%	5/6/11	12,000	12,000
1 University of Virginia Revenue TOB VRDO	0.250%	5/6/11	3,300	3,300
1 Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program) TOB VRDO	0.250%	5/6/11	12,290	12,290
Virginia Commonwealth Transportation Board Federal Highway Revenue	2.500%	5/15/11	13,360	13,371
1 Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.310%	5/6/11	6,315	6,315
1 Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.360%	5/6/11	2,700	2,700
1 Virginia Housing Development Authority Rental Housing Revenue TOB VRDO	0.360%	5/6/11	13,735	13,735
Virginia Public School Authority Revenue	5.250%	8/1/11	1,500	1,518
1 Virginia Resources Authority Clean Water Revenue TOB VRDO	0.250%	5/6/11	5,000	5,000
Virginia State Resources Authority Clean Water Revenue (Clean Water State Revolving Fund)	4.500%	10/1/11	1,200	1,221
				311,755
Washington (2.9%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.250%	5/6/11	6,200	6,200
1 Chelan County WA Public Utility District No. 1 Consolidated System Revenue
(Chelan Hydro) TOB VRDO	0.410%	5/6/11	9,970	9,970
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.280%	5/6/11	70,565	70,565
Everett WA Industrial Development Corp. Exempt Facilities Revenue
(Kimberly-Clark Corp. Project) VRDO	0.340%	5/6/11	6,400	6,400
1 Grant County WA Public Utility District No. 2 Electric System Revenue
(Wanapum Hydoelectric Development Revenue) TOB VRDO	0.260%	5/2/11 LOC	3,645	3,645
1 King County WA Sewer Revenue TOB VRDO	0.250%	5/6/11 LOC	10,195	10,195
1 King County WA Sewer Revenue TOB VRDO	0.290%	5/6/11	14,920	14,920
1 Port of Seattle WA Revenue TOB VRDO	0.320%	5/6/11	25,830	25,830
1 Port of Seattle WA Revenue TOB VRDO	0.360%	5/6/11	13,885	13,885
1 Port of Seattle WA Revenue TOB VRDO	0.410%	5/6/11	7,380	7,380
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.250%	5/6/11	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.260%	5/6/11	11,200	11,200
1 Seattle WA Municipal Light & Power Revenue TOB VRDO	0.290%	5/6/11	5,000	5,000
1 Seattle WA Water System Revenue TOB VRDO	0.250%	5/6/11 LOC	12,785	12,785
Tacoma WA Housing Authority Revenue (Sunset Apartment Projects) VRDO	0.290%	5/6/11 LOC	12,250	12,250
1 TES Properties Washington Lease Revenue TOB VRDO	0.260%	5/6/11	10,120	10,120
1 University of Washington Revenue TOB VRDO	0.250%	5/6/11 LOC	38,310	38,310
Washington Economic Development Finance Authority Revenue
(Puget Sound Blood Center Project) VRDO	0.280%	5/6/11 LOC	2,765	2,765
Washington GO	5.000%	7/1/11	4,695	4,731
1 Washington GO TOB VRDO	0.250%	5/6/11	15,265	15,265
1 Washington GO TOB VRDO	0.250%	5/6/11	10,565	10,565
1 Washington GO TOB VRDO	0.250%	5/6/11	17,785	17,785
1 Washington GO TOB VRDO	0.250%	5/6/11 LOC	11,085	11,085
1 Washington GO TOB VRDO	0.250%	5/6/11 LOC	8,655	8,655
1 Washington GO TOB VRDO	0.260%	5/6/11	7,995	7,995
1 Washington GO TOB VRDO	0.260%	5/6/11	12,090	12,090
1 Washington GO TOB VRDO	0.260%	5/6/11	6,730	6,730
1 Washington GO TOB VRDO	0.260%	5/6/11	8,325	8,325
1 Washington GO TOB VRDO	0.260%	5/6/11	10,000	10,000
1 Washington GO TOB VRDO	0.290%	5/6/11	10,700	10,700

27

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Washington GO TOB VRDO	0.330%	5/6/11	9,285	9,285
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.260%	5/6/11	7,505	7,505
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.240%	5/6/11 LOC	8,500	8,500
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.260%	5/6/11	8,610	8,610
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.260%	5/6/11	12,475	12,475
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.260%	5/6/11	9,995	9,995
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.290%	5/6/11	10,800	10,800
Washington Health Care Facilities Authority Revenue (Swedish Health Services) VRDO	0.250%	5/6/11 LOC	20,000	20,000
Washington Higher Education Facilities Authority Revenue (Bastyr University Project) VRDO	0.250%	5/6/11 LOC	9,625	9,625
Washington Housing Finance Commission Multi-Family Housing Revenue
(Deer Run West Apartments Project) VRDO	0.280%	5/6/11 LOC	5,200	5,200
Washington Housing Finance Commission Multi-Family Housing Revenue
(New Haven Apartments Project) VRDO	0.240%	5/6/11 LOC	4,000	4,000
Washington Housing Finance Commission Multi-Family Housing Revenue
(Vintage at Silverdale Senior Living Project) VRDO	0.270%	5/6/11 LOC	11,880	11,880
Washington Housing Finance Commission Multifamily Housing Revenue
(Canyon Lakes II Project) VRDO	0.290%	5/6/11 LOC	4,115	4,115
Washington Housing Finance Commission Non-profit Housing Revenue
(Rockwood Retirement Communities Program) VRDO	0.250%	5/6/11 LOC	7,700	7,700
				524,851
West Virginia (0.5%)
Brooke County WV Community Development Revenue (Bethany College Project) VRDO	0.280%	5/6/11 LOC	4,050	4,050
West Virginia Economic Development Authority Pollution Control Revenue
(Ohio Power Co. - Kammer Project) VRDO	0.240%	5/6/11 LOC	7,100	7,100
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.) VRDO	0.290%	5/6/11 LOC	10,000	10,000
West Virginia Hospital Finance Authority Hospital Revenue
(Charleston Area Medical Center Inc.) VRDO	0.250%	5/6/11 LOC	50,660	50,660
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group) VRDO	0.290%	5/6/11 LOC	8,115	8,115
1 West Virginia Housing Development Revenue TOB VRDO	0.310%	5/6/11	4,150	4,150
				84,075
Wisconsin (1.9%)
Milwaukee WI GO	2.000%	5/1/12	2,585	2,626
Milwaukee WI Redevelopment Authority Redevelopment Lease Revenue
(University Wisconsin Kenilworth Project) VRDO	0.260%	5/6/11 LOC	6,355	6,355
University of Wisconsin Hospital & Clinics Authority Revenue VRDO	0.220%	5/6/11 LOC	8,800	8,800
1 Wisconsin Annual Appropriation Revenue TOB VRDO	0.270%	5/6/11	12,500	12,500
Wisconsin GO	5.500%	11/1/11	6,275	6,435
Wisconsin GO	5.000%	5/1/12	2,000	2,091
1 Wisconsin GO TOB VRDO	0.250%	5/6/11	12,690	12,690
1 Wisconsin GO TOB VRDO	0.270%	5/6/11	4,630	4,630
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.260%	5/6/11	750	750
1 Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)TOB VRDO	0.270%	5/6/11	5,250	5,250
Wisconsin Health & Educational Facilities Authority Revenue (Concordia University Inc.) VRDO	0.260%	5/6/11 LOC	3,870	3,870
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.260%	5/6/11 LOC	20,000	20,000
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.260%	5/6/11 LOC	11,375	11,375
Wisconsin Health & Educational Facilities Authority Revenue (Franciscan Sisters) VRDO	0.230%	5/6/11 LOC	5,000	5,000
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group) CP	0.320%	5/4/11	7,400	7,400
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group) CP	0.320%	6/10/11	10,000	10,000
Wisconsin Health & Educational Facilities Authority Revenue (Meriter Hospital Inc. Project) VRDO	0.300%	5/2/11 LOC	3,500	3,500
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.) CP	0.300%	6/9/11 LOC	25,530	25,530
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.) CP	0.300%	7/6/11 LOC	19,970	19,970
Wisconsin Health & Educational Facilities Authority Revenue (St. Norbert College Inc.) VRDO	0.290%	5/6/11 LOC	7,135	7,135
1 Wisconsin Housing & Economic Development Authority Home Ownership Revenue TOB VRDO	0.320%	5/6/11	4,765	4,765
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.300%	5/6/11	16,000	16,000
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.320%	5/6/11	13,315	13,315
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.320%	5/6/11 (4)	70	70
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.320%	5/6/11	12,300	12,300
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.320%	5/6/11	41,790	41,790
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.320%	5/6/11	40,200	40,200
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.420%	5/6/11	5,140	5,140
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.420%	5/6/11	9,965	9,965
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.420%	5/6/11	10,880	10,880
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.420%	5/6/11	5,220	5,220

28

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Wisconsin Public Power System Power Supply System Revenue TOB VRDO	0.250%	5/6/11 LOC	10,160	10,160
Wisconsin Transportation Revenue	5.500%	7/1/11	3,000	3,026
				348,738
Wyoming (0.4%)
Lincoln County WY Pollution Control Revenue (PacifiCorp Project) VRDO	0.290%	5/6/11 LOC	11,250	11,250
Wyoming Community Development Authority Housing Revenue VRDO	0.280%	5/6/11 LOC	14,000	14,000
Wyoming Student Loan Corp. Student Loan Revenue VRDO	0.260%	5/6/11 LOC	50,000	50,000
				75,250
Total Tax-Exempt Municipal Bonds (Cost $17,468,582)				17,468,582

			Shares
Temporary Cash Investment (4.4%)
Money Market Fund (4.4%)
4 Vanguard Municipal Cash Management Fund (Cost $818,752)	0.239%		818,751,880	818,752
Total Investments (99.4%) (Cost $18,287,334)				18,287,334
Other Assets and Liabilities (0.6%)
Other Assets				324,504
Liabilities				(218,281)
				106,223
Net Assets (100%)
Applicable to 18,391,800,562 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				18,393,557
Net Asset Value Per Share				$1.00

At April 30, 2011, net assets consisted of:
				Amount
				($000)
Paid-in Capital				18,393,526
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				31
Net Assets				18,393,557

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $5,887,090,000, representing 32.0% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2011.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

29

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

30

Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Interest[1]	28,468
Total Income	28,468
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,467
Management and Administrative	10,038
Marketing and Distribution	3,097
Custodian Fees	87
Shareholders’ Reports	153
Trustees’ Fees and Expenses	10
Total Expenses	15,852
Net Investment Income	12,616
Realized Net Gain (Loss) on
Investment Securities Sold	31
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,647

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,616	26,453
Realized Net Gain (Loss)	31	60
Net Increase (Decrease) in Net Assets Resulting from Operations	12,647	26,513
Distributions
Net Investment Income	(12,616)	(26,453)
Realized Capital Gain	—	—
Total Distributions	(12,616)	(26,453)
Capital Share Transactions (at $1.00)
Issued	9,928,795	15,253,213
Issued in Lieu of Cash Distributions	12,147	25,417
Redeemed	(9,952,515)	(17,293,433)
Net Increase (Decrease) from Capital Share Transactions	(11,573)	(2,014,803)
Total Increase (Decrease)	(11,542)	(2,014,743)
Net Assets
Beginning of Period	18,405,099	20,419,842
End of Period	18,393,557	18,405,099

1 Interest income from an affiliated company of the fund was $826,000.
See accompanying Notes, which are an integral part of the Financial Statements.

31

Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.006	.026	.036	.032
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.001	.006	.026	.036	.032
Distributions
Dividends from Net Investment Income	(.001)	(.001)	(.006)	(.026)	(.036)	(.032)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.006)	(.026)	(.036)	(.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.07%	0.14%	0.60%	2.63%	3.65%	3.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,394	$18,405	$20,420	$23,881	$22,019	$19,116
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%[2]	0.11%	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.14%	0.14%	0.61%	2.59%	3.59%	3.22%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.04% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $3,026,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

Short-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2011

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,181	6,053	45,818
Yield[3]		1.37%	3.65%
Investor Shares	0.76%
Admiral Shares	0.84%
Yield to Maturity	1.3%[4]	1.4%	3.7%
Average Coupon	2.9%	4.9%	5.0%
Average Effective
Maturity	1.1 years	2.8 years	13.3 years
Average Duration	1.0 years	2.5 years	8.4 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	32.0%	—	—

Largest Area Concentrations[6]
Texas		10.7%
California		10.3
New York		9.1
Florida		8.5
Pennsylvania		7.2
Illinois		4.8
New Jersey		4.2
Massachusetts		3.9
Ohio		3.3
Washington		2.8
Top Ten		64.8%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.88	0.54
Beta	0.39	0.12

Distribution by Maturity (% of portfolio)
Under 1 Year	53.7%
1–3 Years	30.4
3–5 Years	14.5
Over 5 Years	1.4

Distribution by Credit Quality (% of portfolio)
AAA	28.4%
AA	53.5
A	16.0
BBB	1.5
BB	0.0
Other	0.6
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 3 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

34

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000–April 30, 2011

				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	1.5%	4.2%	5.7%	8.7%
2002	–0.1	2.9	2.8	4.8
2003	0.3	2.0	2.3	3.9
2004	–0.6	1.8	1.2	2.2
2005	–0.9	2.2	1.3	0.3
2006	0.3	2.9	3.2	3.1
2007	0.3	3.4	3.7	4.0
2008	0.4	3.3	3.7	4.3
2009	1.3	2.3	3.6	7.3
2010	0.4	1.4	1.8	3.7
2011[2]	–0.4	0.6	0.2	0.5

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Capital	Income	Total
Investor Shares	9/1/1977	0.99%	2.99%	0.13%	2.51%	2.64%
Admiral Shares	2/12/2001	1.07	3.07	0.13	2.58	2.71

1 Barclays Capital 3 Year Municipal Bond Index.
2 Six months ended April 30, 2011.
See Financial Highlights for dividend and capital gains information.

35

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Interest[1]	85,881
Total Income	85,881
Expenses
The Vanguard Group—Note B
Investment Advisory Services	602
Management and Administrative—
Investor Shares	2,152
Management and Administrative—
Admiral Shares	3,192
Marketing and Distribution—
Investor Shares	507
Marketing and Distribution—
Admiral Shares	1,460
Custodian Fees	59
Shareholders’ Reports—Investor Shares	39
Shareholders’ Reports—Admiral Shares	21
Trustees’ Fees and Expenses	6
Total Expenses	8,038
Net Investment Income	77,843
Realized Net Gain (Loss)
Investment Securities Sold	321
Futures Contracts	(1,102)
Realized Net Gain (Loss)	(781)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(45,789)
Futures Contracts	(4,246)
Change in Unrealized Appreciation
(Depreciation)	(50,035)
Net Increase (Decrease) in Net Assets
Resulting from Operations	27,027

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,843	166,172
Realized Net Gain (Loss)	(781)	(4,661)
Change in Unrealized Appreciation (Depreciation)	(50,035)	50,140
Net Increase (Decrease) in Net Assets Resulting from Operations	27,027	211,651
Distributions
Net Investment Income
Investor Shares	(18,555)	(42,139)
Admiral Shares	(59,288)	(124,033)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(77,843)	(166,172)
Capital Share Transactions
Investor Shares	(332,108)	352,186
Admiral Shares	(276,114)	1,192,139
Net Increase (Decrease) from Capital Share Transactions	(608,222)	1,544,325
Total Increase (Decrease)	(659,038)	1,589,804
Net Assets
Beginning of Period	11,988,637	10,398,833
End of Period	11,329,599	11,988,637

1 Interest income from an affiliated company of the fund was $225,000.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.95	$15.88	$15.68	$15.62	$15.58	$15.53
Investment Operations
Net Investment Income	.102	.217	.357	.509	.526	.443
Net Realized and Unrealized Gain (Loss)
on Investments	(.070)	.070	.200	.060	.040	.050
Total from Investment Operations	.032	.287	.557	.569	.566	.493
Distributions
Dividends from Net Investment Income	(.102)	(.217)	(.357)	(.509)	(.526)	(.443)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.102)	(.217)	(.357)	(.509)	(.526)	(.443)
Net Asset Value, End of Period	$15.88	$15.95	$15.88	$15.68	$15.62	$15.58

Total Return[1]	0.20%	1.82%	3.59%	3.68%	3.70%	3.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,781	$3,126	$2,761	$1,319	$1,040	$1,139
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	1.30%	1.36%	2.15%	3.23%	3.37%	2.85%
Portfolio Turnover Rate	25%	29%	32%	32%	51%	49%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.95	$15.88	$15.68	$15.62	$15.58	$15.53
Investment Operations
Net Investment Income	.108	.230	.370	.520	.537	.455
Net Realized and Unrealized Gain (Loss)
on Investments	(.070)	.070	.200	.060	.040	.050
Total from Investment Operations	.038	.300	.570	.580	.577	.505
Distributions
Dividends from Net Investment Income	(.108)	(.230)	(.370)	(.520)	(.537)	(.455)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.108)	(.230)	(.370)	(.520)	(.537)	(.455)
Net Asset Value, End of Period	$15.88	$15.95	$15.88	$15.68	$15.62	$15.58

Total Return	0.24%	1.90%	3.67%	3.76%	3.77%	3.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,549	$8,863	$7,637	$3,723	$3,078	$2,969
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.44%	2.23%	3.30%	3.44%	2.92%
Portfolio Turnover Rate	25%	29%	32%	32%	51%	49%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $1,838,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.74% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

38

Short-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,161,771	—
Temporary Cash Investments	128,685	—	—
Futures Contracts—Liabilities[1]	(321)	—	—
Total	128,364	11,161,771	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2011	(1,195)	(144,763)	(2,027)
5-Year U.S. Treasury Note	June 2011	(732)	(86,719)	(1,353)
2-Year U.S. Treasury Note	June 2011	(81)	(17,749)	(5)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $7,666,000 to offset future net capital gains of $2,389,000 through October 31, 2014, $2,945,000 through October 31, 2015, and $2,332,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $2,248,000 through October 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2011, the cost of investment securities for tax purposes was $11,202,038,000. Net unrealized appreciation of investment securities for tax purposes was $88,418,000, consisting of unrealized gains of $93,646,000 on securities that had risen in value since their purchase and $5,228,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2011, the fund purchased $842,953,000 of investment securities and sold $901,744,000 of investment securities, other than temporary cash investments.

39

Short-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	795,290	50,101	2,248,750	141,140
Issued in Lieu of Cash Distributions	14,684	925	33,787	2,120
Redeemed	(1,142,082)	(71,935)	(1,930,351)	(121,140)
Net Increase (Decrease)—Investor Shares	(332,108)	(20,909)	352,186	22,120
Admiral Shares
Issued	2,366,548	149,058	5,153,629	323,452
Issued in Lieu of Cash Distributions	47,709	3,007	100,504	6,307
Redeemed	(2,690,371)	(169,502)	(4,061,994)	(254,931)
Net Increase (Decrease)—Admiral Shares	(276,114)	(17,437)	1,192,139	74,828

H. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

40

Limited-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2011

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	1,443	6,053	45,818
Yield[3]		1.37%	3.65%
Investor Shares	1.37%
Admiral Shares	1.45%
Yield to Maturity	2.1%[4]	1.4%	3.7%
Average Coupon	4.1%	4.9%	5.0%
Average Effective
Maturity	2.4 years	2.8 years	13.3 years
Average Duration	2.1 years	2.5 years	8.4 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	15.5%	—	—

Largest Area Concentrations[6]
New York		10.7%
California		10.0
Pennsylvania		8.5
Texas		8.4
New Jersey		5.7
Florida		5.5
Ohio		4.0
Massachusetts		3.6
Washington		3.1
Illinois		2.9
Top Ten		62.4%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.85	0.76
Beta	0.96	0.35

Distribution by Maturity (% of portfolio)
Under 1 Year	29.7%
1–3 Years	26.0
3–5 Years	25.7
Over 5 Years	18.6

Distribution by Credit Quality (% of portfolio)
AAA	26.1%
AA	49.9
A	20.1
BBB	3.2
BB	0.4
Other	0.3
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 3 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

41

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000–April 30, 2011

				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	3.3%	4.6%	7.9%	8.7%
2002	0.1	3.9	4.0	4.8
2003	0.7	3.3	4.0	3.9
2004	–1.1	2.9	1.8	2.2
2005	–2.3	3.0	0.7	0.3
2006	0.1	3.3	3.4	3.1
2007	0.1	3.5	3.6	4.0
2008	–0.7	3.4	2.7	4.3
2009	3.0	2.9	5.9	7.3
2010	1.6	2.4	4.0	3.7
2011[2]	–1.1	1.2	0.1	0.5

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Capital	Income	Total
Investor Shares	8/31/1987	1.88%	3.65%	0.10%	3.22%	3.32%
Admiral Shares	2/12/2001	1.96	3.73	0.10	3.29	3.39

1 Barclays Capital 3 Year Municipal Bond Index.
2 Six months ended April 30, 2011.
See Financial Highlights for dividend and capital gains information.

42

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Interest[1]	171,872
Total Income	171,872
Expenses
The Vanguard Group—Note B
Investment Advisory Services	708
Management and Administrative—
Investor Shares	2,316
Management and Administrative—
Admiral Shares	3,962
Marketing and Distribution—
Investor Shares	557
Marketing and Distribution—
Admiral Shares	1,722
Custodian Fees	64
Shareholders’ Reports—Investor Shares	55
Shareholders’ Reports—Admiral Shares	30
Trustees’ Fees and Expenses	7
Total Expenses	9,421
Net Investment Income	162,451
Realized Net Gain (Loss)
Investment Securities Sold	4,793
Futures Contracts	(2,801)
Realized Net Gain (Loss)	1,992
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(140,775)
Futures Contracts	(10,043)
Change in Unrealized Appreciation
(Depreciation)	(150,818)
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,625

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	162,451	316,180
Realized Net Gain (Loss)	1,992	(10,332)
Change in Unrealized Appreciation (Depreciation)	(150,818)	213,147
Net Increase (Decrease) in Net Assets Resulting from Operations	13,625	518,995
Distributions
Net Investment Income
Investor Shares	(36,094)	(79,420)
Admiral Shares	(126,357)	(236,760)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(162,451)	(316,180)
Capital Share Transactions
Investor Shares	(408,598)	361,100
Admiral Shares	397,328	1,793,590
Net Increase (Decrease) from Capital Share Transactions	(11,270)	2,154,690
Total Increase (Decrease)	(160,096)	2,357,505
Net Assets
Beginning of Period	14,007,765	11,650,260
End of Period	13,847,669	14,007,765

1 Interest income from an affiliated company of the fund was $341,000.
See accompanying Notes, which are an integral part of the Financial Statements.

43

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.15	$10.97	$10.65	$10.73	$10.72	$10.71
Investment Operations
Net Investment Income	.127	.259	.304	.366	.371	.344
Net Realized and Unrealized Gain (Loss)
on Investments	(.120)	.180	.320	(.080)	.010	.010
Total from Investment Operations	.007	.439	.624	.286	.381	.354
Distributions
Dividends from Net Investment Income	(.127)	(.259)	(.304)	(.366)	(.371)	(.344)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.127)	(.259)	(.304)	(.366)	(.371)	(.344)
Net Asset Value, End of Period	$11.03	$11.15	$10.97	$10.65	$10.73	$10.72

Total Return[1]	0.07%	4.04%	5.92%	2.68%	3.62%	3.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,039	$3,484	$3,070	$2,094	$1,798	$1,983
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.32%	2.33%	2.77%	3.38%	3.46%	3.23%
Portfolio Turnover Rate	12%	14%	11%	23%	32%	27%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.15	$10.97	$10.65	$10.73	$10.72	$10.71
Investment Operations
Net Investment Income	.131	.268	.313	.374	.378	.352
Net Realized and Unrealized Gain (Loss)
on Investments	(.120)	.180	.320	(.080)	.010	.010
Total from Investment Operations	.011	.448	.633	.294	.388	.362
Distributions
Dividends from Net Investment Income	(.131)	(.268)	(.313)	(.374)	(.378)	(.352)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.131)	(.268)	(.313)	(.374)	(.378)	(.352)
Net Asset Value, End of Period	$11.03	$11.15	$10.97	$10.65	$10.73	$10.72

Total Return	0.11%	4.12%	6.01%	2.75%	3.69%	3.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,809	$10,524	$8,580	$5,744	$4,914	$4,682
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.41%	2.85%	3.45%	3.53%	3.30%
Portfolio Turnover Rate	12%	14%	11%	23%	32%	27%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $2,219,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.89% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

45

Limited-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,450,433	—
Temporary Cash Investments	285,557	—	—
Futures Contracts—Liabilities[1]	(783)	—	—
Total	284,774	13,450,433	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2011	(2,834)	(343,312)	(4,777)
2-Year U.S. Treasury Note	June 2011	(1,222)	(267,771)	(1,081)
5-Year U.S. Treasury Note	June 2011	(1,723)	(204,122)	(3,183)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $119,024,000 to offset future net capital gains of $31,765,000 through October 31, 2011, $1,396,000 through October 31, 2012, $20,383,000 through October 31, 2013, $16,166,000 through October 31, 2014, $12,485,000 through October 31, 2015, $2,743,000 through October 31, 2016, $29,711,000 through October 31, 2017, and $4,375,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $19,009,000 through October 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2011, the cost of investment securities for tax purposes was $13,451,600,000. Net unrealized appreciation of investment securities for tax purposes was $284,390,000, consisting of unrealized gains of $293,283,000 on securities that had risen in value since their purchase and $8,893,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2011, the fund purchased $890,862,000 of investment securities and sold $659,095,000 of investment securities, other than temporary cash investments.

46

Limited-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	686,957	62,379	1,896,854	171,199
Issued in Lieu of Cash Distributions	30,222	2,746	66,725	6,015
Redeemed	(1,125,777)	(102,096)	(1,602,479)	(144,551)
Net Increase (Decrease)—Investor Shares	(408,598)	(36,971)	361,100	32,663
Admiral Shares
Issued	2,606,163	236,546	4,506,223	406,643
Issued in Lieu of Cash Distributions	99,271	9,021	187,512	16,902
Redeemed	(2,308,106)	(209,697)	(2,900,145)	(261,548)
Net Increase (Decrease)—Admiral Shares	397,328	35,870	1,793,590	161,997

H. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

47

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2011

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	2,887	4,793	45,818
Yield[3]		2.83%	3.65%
Investor Shares	3.19%
Admiral Shares	3.27%
Yield to Maturity	3.2%[4]	2.8%	3.7%
Average Coupon	4.6%	4.9%	5.0%
Average Effective
Maturity	6.0 years	6.9 years	13.3 years
Average Duration	5.5 years	5.1 years	8.4 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	4.7%	—	—

Largest Area Concentrations[6]
California		12.8%
New York		12.5
Texas		8.8
Florida		7.7
New Jersey		6.5
Illinois		5.5
Massachusetts		4.1
Ohio		3.9
Pennsylvania		3.4
Arizona		2.8
Top Ten		68.0%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.85	0.96
Beta	0.95	0.90

Distribution by Maturity (% of portfolio)
Under 1 Year	11.6%
1–5 Years	27.5
5–10 Years	48.9
10–20 Years	11.7
20–30 Years	0.3

Distribution by Credit Quality (% of portfolio)
AAA	15.1%
AA	49.6
A	29.7
BBB	4.9
BB	0.4
Not Rated	0.3
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 7 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

48

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000–April 30, 2011

				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	4.3%	5.1%	9.4%	9.9%
2002	–0.2	4.6	4.4	6.3
2003	0.5	4.2	4.7	5.8
2004	0.7	4.1	4.8	4.6
2005	–3.0	4.0	1.0	0.6
2006	0.8	4.3	5.1	5.0
2007	–1.4	4.1	2.7	3.6
2008	–4.5	4.0	–0.5	1.9
2009	6.3	4.2	10.5	10.7
2010	3.1	3.8	6.9	8.5
2011[2]	–3.0	1.8	–1.2	–0.4

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	1.93%	4.05%	–0.11%	4.17%	4.06%
Admiral Shares	2/12/2001	2.01	4.13	–0.11	4.24	4.13

1 Barclays Capital 7 Year Municipal Bond Index.
2 Six months ended April 30, 2011.
See Financial Highlights for dividend and capital gains information.

49

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Interest[1]	558,287
Total Income	558,287
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,493
Management and Administrative—
Investor Shares	4,978
Management and Administrative—
Admiral Shares	8,607
Marketing and Distribution—
Investor Shares	1,269
Marketing and Distribution—
Admiral Shares	2,983
Custodian Fees	132
Shareholders’ Reports—Investor Shares	122
Shareholders’ Reports—Admiral Shares	74
Trustees’ Fees and Expenses	15
Total Expenses	19,673
Net Investment Income	538,614
Realized Net Gain (Loss)
Investment Securities Sold	(43,263)
Futures Contracts	(6,002)
Realized Net Gain (Loss)	(49,265)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(864,012)
Futures Contracts	(20,652)
Change in Unrealized Appreciation
(Depreciation)	(884,664)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(395,315)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	538,614	1,053,468
Realized Net Gain (Loss)	(49,265)	137,253
Change in Unrealized Appreciation (Depreciation)	(884,664)	729,290
Net Increase (Decrease) in Net Assets Resulting from Operations	(395,315)	1,920,011
Distributions
Net Investment Income
Investor Shares	(126,848)	(291,138)
Admiral Shares	(411,766)	(762,330)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(538,614)	(1,053,468)
Capital Share Transactions
Investor Shares	(1,287,661)	350,640
Admiral Shares	(81,428)	3,829,124
Net Increase (Decrease) from Capital Share Transactions	(1,369,089)	4,179,764
Total Increase (Decrease)	(2,303,018)	5,046,307
Net Assets
Beginning of Period	30,822,755	25,776,448
End of Period	28,519,737	30,822,755

1 Interest income from an affiliated company of the fund was $303,000.
See accompanying Notes, which are an integral part of the Financial Statements.

50

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.80	$13.38	$12.59	$13.18	$13.37	$13.26
Investment Operations
Net Investment Income	.248	.495	.514	.535	.548	.556
Net Realized and Unrealized Gain (Loss)
on Investments	(.410)	.420	.790	(.590)	(.190)	.110
Total from Investment Operations	(.162)	.915	1.304	(.055)	.358	.666
Distributions
Dividends from Net Investment Income	(.248)	(.495)	(.514)	(.535)	(.548)	(.556)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.248)	(.495)	(.514)	(.535)	(.548)	(.556)
Net Asset Value, End of Period	$13.39	$13.80	$13.38	$12.59	$13.18	$13.37

Total Return[1]	–1.15%	6.95%	10.51%	–0.49%	2.74%	5.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,598	$8,122	$7,525	$5,524	$4,851	$4,895
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.75%	3.63%	3.91%	4.08%	4.14%	4.19%
Portfolio Turnover Rate	15%	20%	19%	23%	12%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.80	$13.38	$12.59	$13.18	$13.37	$13.26
Investment Operations
Net Investment Income	.253	.506	.524	.544	.557	.566
Net Realized and Unrealized Gain (Loss)
on Investments	(.410)	.420	.790	(.590)	(.190)	.110
Total from Investment Operations	(.157)	.926	1.314	(.046)	.367	.676
Distributions
Dividends from Net Investment Income	(.253)	(.506)	(.524)	(.544)	(.557)	(.566)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.253)	(.506)	(.524)	(.544)	(.557)	(.566)
Net Asset Value, End of Period	$13.39	$13.80	$13.38	$12.59	$13.18	$13.37

Total Return	–1.11%	7.03%	10.60%	–0.42%	2.81%	5.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,922	$22,701	$18,251	$13,338	$11,484	$9,445
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.83%	3.71%	3.99%	4.15%	4.21%	4.27%
Portfolio Turnover Rate	15%	20%	19%	23%	12%	8%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $4,504,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.80% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

52

Intermediate-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	28,177,793	—
Temporary Cash Investments	213,396	—	—
Futures Contracts—Liabilities[1]	(1,598)	—	—
Total	211,798	28,177,793	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note	June 2011	(5,784)	(700,677)	(9,764)
2-Year United States Treasury Note	June 2011	(2,512)	(550,442)	(2,199)
5-Year United States Treasury Note	June 2011	(3,508)	(415,588)	(6,481)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $14,677,000 to offset future net capital gains through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $30,978,000 through October 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2011, the cost of investment securities for tax purposes was $27,937,870,000. Net unrealized appreciation of investment securities for tax purposes was $453,319,000, consisting of unrealized gains of $734,332,000 on securities that had risen in value since their purchase and $281,013,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2011, the fund purchased $2,033,947,000 of investment securities and sold $2,191,227,000 of investment securities, other than temporary cash investments.

53

Intermediate-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,189,705	89,374	3,074,387	225,980
Issued in Lieu of Cash Distributions	96,284	7,237	226,976	16,648
Redeemed	(2,573,650)	(192,375)	(2,950,723)	(216,456)
Net Increase (Decrease)—Investor Shares	(1,287,661)	(95,764)	350,640	26,172
Admiral Shares
Issued	4,161,704	311,740	7,161,127	526,019
Issued in Lieu of Cash Distributions	296,085	22,256	548,722	40,236
Redeemed	(4,539,217)	(341,607)	(3,880,725)	(285,077)
Net Increase (Decrease)—Admiral Shares	(81,428)	(7,611)	3,829,124	281,178

H. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

54

Long-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2011

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	883	8,659	45,818
Yield[3]		3.51%	3.65%
Investor Shares	4.01%
Admiral Shares	4.09%
Yield to Maturity	4.1%[4]	3.5%	3.7%
Average Coupon	4.5%	4.9%	5.0%
Average Effective
Maturity	9.7 years	9.9 years	13.3 years
Average Duration	7.0 years	7.3 years	8.4 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves	4.4%	—	—

Largest Area Concentrations[6]
California		17.8%
New York		10.0
Florida		8.4
Texas		8.1
Illinois		6.3
New Jersey		5.8
Massachusetts		4.4
Pennsylvania		3.4
Ohio		2.6
Georgia		2.5
Top Ten		69.3%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.84	0.98
Beta	0.97	1.10

Distribution by Maturity (% of portfolio)
Under 1 Year	10.0%
1–5 Years	21.4
5–10 Years	40.4
10–20 Years	10.7
20–30 Years	14.9
Over 30 Years	2.6

Distribution by Credit Quality (% of portfolio)
AAA	13.2%
AA	46.1
A	28.0
BBB	11.7
BB	0.2
Not Rated	0.8
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

55

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000–April 30, 2011

				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	6.1%	5.4%	11.5%	10.2%
2002	0.1	4.9	5.0	6.2
2003	0.7	4.7	5.4	4.9
2004	1.4	4.7	6.1	6.3
2005	–2.8	4.5	1.7	1.2
2006	1.4	4.7	6.1	6.0
2007	–2.2	4.6	2.4	3.2
2008	–9.0	4.3	–4.7	–0.6
2009	8.2	5.1	13.3	12.4
2010	3.0	4.5	7.5	8.8
2011[2]	–4.7	2.1	–2.6	–0.4

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	0.68%	3.51%	–0.45%	4.67%	4.22%
Admiral Shares	2/12/2001	0.76	3.58	–0.45	4.74	4.29

1 Barclays Capital 10 Year Municipal Bond Index.
2 Six months ended April 30, 2011.
See Financial Highlights for dividend and capital gains information.

56

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Interest[1]	163,622
Total Income	163,622
Expenses
The Vanguard Group—Note B
Investment Advisory Services	377
Management and Administrative—
Investor Shares	800
Management and Administrative—
Admiral Shares	2,424
Marketing and Distribution—
Investor Shares	240
Marketing and Distribution—
Admiral Shares	743
Custodian Fees	36
Shareholders’ Reports—Investor Shares	36
Shareholders’ Reports—Admiral Shares	24
Trustees’ Fees and Expenses	4
Total Expenses	4,684
Net Investment Income	158,938
Realized Net Gain (Loss)
Investment Securities Sold	(12,740)
Futures Contracts	(1,538)
Realized Net Gain (Loss)	(14,278)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(358,615)
Futures Contracts	(5,162)
Change in Unrealized Appreciation
(Depreciation)	(363,777)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(219,117)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	158,938	332,437
Realized Net Gain (Loss)	(14,278)	25,627
Change in Unrealized Appreciation (Depreciation)	(363,777)	204,704
Net Increase (Decrease) in Net Assets Resulting from Operations	(219,117)	562,768
Distributions
Net Investment Income
Investor Shares	(25,470)	(73,763)
Admiral Shares	(133,468)	(258,674)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(158,938)	(332,437)
Capital Share Transactions
Investor Shares	(473,075)	(204,738)
Admiral Shares	(215,362)	635,848
Net Increase (Decrease) from Capital Share Transactions	(688,437)	431,110
Total Increase (Decrease)	(1,066,492)	661,441
Net Assets
Beginning of Period	7,976,642	7,315,201
End of Period	6,910,150	7,976,642

1 Interest income from an affiliated company of the fund was $137,000.
See accompanying Notes, which are an integral part of the Financial Statements.

57

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.25	$10.92	$10.09	$11.09	$11.34	$11.23
Investment Operations
Net Investment Income	.236	.475	.487	.497	.512	.516
Net Realized and Unrealized Gain (Loss)
on Investments	(.530)	.330	.830	(1.000)	(.250)	.153
Total from Investment Operations	(.294)	.805	1.317	(.503)	.262	.669
Distributions
Dividends from Net Investment Income	(.236)	(.475)	(.487)	(.497)	(.512)	(.516)
Distributions from Realized Capital Gains	—	—	—	—	—	(.043)
Total Distributions	(.236)	(.475)	(.487)	(.497)	(.512)	(.559)
Net Asset Value, End of Period	$10.72	$11.25	$10.92	$10.09	$11.09	$11.34

Total Return[1]	–2.59%	7.52%	13.32%	–4.74%	2.37%	6.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,074	$1,615	$1,768	$686	$653	$641
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.46%	4.28%	4.59%	4.56%	4.57%	4.61%
Portfolio Turnover Rate	18%	23%	15%	26%	13%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.25	$10.92	$10.09	$11.09	$11.34	$11.23
Investment Operations
Net Investment Income	.240	.484	.495	.504	.520	.524
Net Realized and Unrealized Gain (Loss)
on Investments	(.530)	.330	.830	(1.000)	(.250)	.153
Total from Investment Operations	(.290)	.814	1.325	(.496)	.270	.677
Distributions
Dividends from Net Investment Income	(.240)	(.484)	(.495)	(.504)	(.520)	(.524)
Distributions from Realized Capital Gains	—	—	—	—	—	(.043)
Total Distributions	(.240)	(.484)	(.495)	(.504)	(.520)	(.567)
Net Asset Value, End of Period	$10.72	$11.25	$10.92	$10.09	$11.09	$11.34

Total Return	–2.55%	7.61%	13.41%	–4.68%	2.44%	6.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,836	$6,361	$5,547	$2,180	$1,962	$1,686
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.54%	4.36%	4.67%	4.63%	4.64%	4.68%
Portfolio Turnover Rate	18%	23%	15%	26%	13%	8%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $1,105,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.44% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

59

Long-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	6,735,315	—
Temporary Cash Investments	107,482	—	—
Futures Contracts—Liabilities[1]	(396)	—	—
Total	107,086	6,735,315	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note	June 2011	(1,436)	(173,958)	(2,435)
2-Year United States Treasury Note	June 2011	(609)	(133,447)	(540)
5-Year United States Treasury Note	June 2011	(874)	(103,542)	(1,615)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $34,152,000 to offset future net capital gains of $21,275,000 through October 31, 2016, and $12,877,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $29,643,000 through October 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2011, the cost of investment securities for tax purposes was $6,831,019,000. Net unrealized appreciation of investment securities for tax purposes was $11,778,000, consisting of unrealized gains of $191,307,000 on securities that had risen in value since their purchase and $179,529,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2011, the fund purchased $618,000,000 of investment securities and sold $1,124,786,000 of investment securities, other than temporary cash investments.

60

Long-Term Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	139,232	13,004	446,803	40,359
Issued in Lieu of Cash Distributions	19,867	1,859	57,444	5,179
Redeemed	(632,174)	(58,211)	(708,985)	(63,888)
Net Increase (Decrease)—Investor Shares	(473,075)	(43,348)	(204,738)	(18,350)
Admiral Shares
Issued	847,697	78,596	1,474,526	133,038
Issued in Lieu of Cash Distributions	86,435	8,091	169,860	15,309
Redeemed	(1,149,494)	(107,460)	(1,008,538)	(91,050)
Net Increase (Decrease)—Admiral Shares	(215,362)	(20,773)	635,848	57,297

H. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

61

High-Yield Tax-Exempt Fund

Fund Profile
As of April 30, 2011

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	722	8,659	45,818
Yield[3]		3.51%	3.65%
Investor Shares	4.45%
Admiral Shares	4.53%
Yield to Maturity	4.7%[4]	3.5%	3.7%
Average Coupon	4.6%	4.9%	5.0%
Average Effective
Maturity	11.9 years	9.9 years	13.3 years
Average Duration	7.2 years	7.3 years	8.4 years
Expense Ratio[5]		—	—
Investor Shares	0.20%
Admiral Shares	0.12%
Short-Term Reserves 4.9%		—	—

Largest Area Concentrations[6]
California		14.8%
New York		9.7
Texas		8.2
Florida		6.8
New Jersey		5.4
Illinois		5.2
Pennsylvania		4.0
Puerto Rico		3.6
Colorado		3.3
Ohio		3.1
Top Ten		64.1%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.65	0.84
Beta	1.01	1.20

Distribution by Maturity (% of portfolio)
Under 1 Year	10.8%
1–5 Years	15.6
5–10 Years	35.3
10–20 Years	13.1
20–30 Years	20.9
Over 30 Years	4.3

Distribution by Credit Quality (% of portfolio)
AAA	10.1%
AA	29.7
A	34.1
BBB	18.7
BB	1.5
B or Lower	1.9
Not Rated	4.0
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.
2 Barclays Capital Municipal Bond Index.
3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.
4 Before expenses.
5 The expense ratios shown are from the prospectus dated February 28, 2011, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2011, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.
6 Percentage of net assets, excluding any futures contracts.
7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

62

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2000–April 30, 2011

				Barclays
			Investor Shares	Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	4.0%	5.8%	9.8%	10.2%
2002	–1.7	5.4	3.7	6.2
2003	1.4	5.1	6.5	4.9
2004	1.6	4.9	6.5	6.3
2005	–1.4	4.6	3.2	1.2
2006	1.9	4.7	6.6	6.0
2007	–2.7	4.6	1.9	3.2
2008	–12.5	4.3	–8.2	–0.6
2009	10.4	5.7	16.1	12.4
2010	4.0	4.8	8.8	8.8
2011[2]	–5.3	2.2	–3.1	–0.4

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	0.78%	3.31%	–0.66%	4.89%	4.23%
Admiral Shares	11/12/2001	0.86	3.38	–0.82[3]	4.91[3]	4.09[3]

1 Barclays Capital 10 Year Municipal Bond Index.
2 Six months ended April 30, 2011.
3 Return since inception.
See Financial Highlights for dividend and capital gains information.

63

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2011
($000)
Investment Income
Income
Interest[1]	146,206
Total Income	146,206
Expenses
The Vanguard Group—Note B
Investment Advisory Services	324
Management and Administrative—
Investor Shares	947
Management and Administrative—
Admiral Shares	1,888
Marketing and Distribution—
Investor Shares	278
Marketing and Distribution—
Admiral Shares	611
Custodian Fees	32
Shareholders’ Reports—Investor Shares	44
Shareholders’ Reports—Admiral Shares	23
Trustees’ Fees and Expenses	3
Total Expenses	4,150
Net Investment Income	142,056
Realized Net Gain (Loss)
Investment Securities Sold	(35,660)
Futures Contracts	(1,346)
Realized Net Gain (Loss)	(37,006)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(341,319)
Futures Contracts	(4,381)
Change in Unrealized Appreciation
(Depreciation)	(345,700)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(240,650)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	142,056	303,602
Realized Net Gain (Loss)	(37,006)	(4,220)
Change in Unrealized Appreciation (Depreciation)	(345,700)	268,658
Net Increase (Decrease) in Net Assets Resulting from Operations	(240,650)	568,040
Distributions
Net Investment Income
Investor Shares	(31,519)	(85,773)
Admiral Shares	(110,537)	(217,829)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(142,056)	(303,602)
Capital Share Transactions
Investor Shares	(512,298)	(107,642)
Admiral Shares	(388,836)	595,219
Net Increase (Decrease) from Capital Share Transactions	(901,134)	487,577
Total Increase (Decrease)	(1,283,840)	752,015
Net Assets
Beginning of Period	7,090,869	6,338,854
End of Period	5,807,029	7,090,869

1 Interest income from an affiliated company of the fund was $120,000.
See accompanying Notes, which are an integral part of the Financial Statements.

64

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.67	$10.26	$9.29	$10.62	$10.91	$10.71
Investment Operations
Net Investment Income	.234	.470	.483	.494	.497	.491
Net Realized and Unrealized Gain (Loss)
on Investments	(.570)	.410	.970	(1.330)	(.290)	.200
Total from Investment Operations	(.336)	.880	1.453	(.836)	.207	.691
Distributions
Dividends from Net Investment Income	(.234)	(.470)	(.483)	(.494)	(.497)	(.491)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.234)	(.470)	(.483)	(.494)	(.497)	(.491)
Net Asset Value, End of Period	$10.10	$10.67	$10.26	$9.29	$10.62	$10.91

Total Return[1]	–3.13%	8.76%	16.09%	–8.20%	1.94%	6.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,256	$1,861	$1,892	$1,660	$1,965	$1,830
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.68%	4.49%	4.99%	4.78%	4.61%	4.56%
Portfolio Turnover Rate	19%	19%	23%	24%	22%	15%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.67	$10.26	$9.29	$10.62	$10.91	$10.71
Investment Operations
Net Investment Income	.238	.479	.491	.501	.505	.499
Net Realized and Unrealized Gain (Loss)
on Investments	(.570)	.410	.970	(1.330)	(.290)	.200
Total from Investment Operations	(.332)	.889	1.461	(.829)	.215	.699
Distributions
Dividends from Net Investment Income	(.238)	(.479)	(.491)	(.501)	(.505)	(.499)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.238)	(.479)	(.491)	(.501)	(.505)	(.499)
Net Asset Value, End of Period	$10.10	$10.67	$10.26	$9.29	$10.62	$10.91

Total Return	–3.09%	8.85%	16.18%	–8.14%	2.01%	6.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,551	$5,230	$4,447	$3,769	$4,256	$3,737
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.76%	4.57%	5.07%	4.85%	4.68%	4.64%
Portfolio Turnover Rate	19%	19%	23%	24%	22%	15%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

65

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and for the period ended April 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2011, the fund had contributed capital of $930,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

66

High-Yield Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,617,989	—
Temporary Cash Investments	121,723	—	—
Futures Contracts—Liabilities[1]	(334)	—	—
Total	121,389	5,617,989	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note	June 2011	(1,214)	(147,065)	(2,059)
2-Year United States Treasury Note	June 2011	(510)	(111,754)	(454)
5-Year United States Treasury Note	June 2011	(735)	(87,074)	(1,358)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2010, the fund had available capital loss carryforwards totaling $190,823,000 to offset future net capital gains of $49,222,000 through October 31, 2011, $21,859,000 through October 31, 2015, $20,927,000 through October 31, 2016, $96,270,000 through October 31, 2017 and $2,545,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $8,530,000 through October 31, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At April 30, 2011, the cost of investment securities for tax purposes was $5,835,894,000. Net unrealized depreciation of investment securities for tax purposes was $96,182,000, consisting of unrealized gains of $136,797,000 on securities that had risen in value since their purchase and $232,979,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2011, the fund purchased $549,153,000 of investment securities and sold $1,338,718,000 of investment securities, other than temporary cash investments.

67

High-Yield Tax-Exempt Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2011	October 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	183,829	18,144	614,114	58,756
Issued in Lieu of Cash Distributions	24,275	2,406	66,925	6,392
Redeemed	(720,402)	(70,487)	(788,681)	(75,234)
Net Increase (Decrease)—Investor Shares	(512,298)	(49,937)	(107,642)	(10,086)
Admiral Shares
Issued	726,734	71,162	1,419,487	135,477
Issued in Lieu of Cash Distributions	73,764	7,314	147,277	14,061
Redeemed	(1,189,334)	(117,658)	(971,545)	(92,974)
Net Increase (Decrease)—Admiral Shares	(388,836)	(39,182)	595,219	56,564

H. In preparing the financial statements as of April 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

68

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

69

Six Months Ended April 30, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2010	4/30/2011	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,000.67	$0.84
Short-Term
Investor Shares	1,000.00	1,002.03	0.99
Admiral Shares	1,000.00	1,002.43	0.60
Limited-Term
Investor Shares	1,000.00	1,000.69	0.99
Admiral Shares	1,000.00	1,001.09	0.60
Intermediate-Term
Investor Shares	1,000.00	988.50	0.99
Admiral Shares	1,000.00	988.89	0.59
Long-Term
Investor Shares	1,000.00	974.14	0.98
Admiral Shares	1,000.00	974.52	0.59
High-Yield
Investor Shares	1,000.00	968.73	0.98
Admiral Shares	1,000.00	969.12	0.59
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,023.95	$0.85
Short-Term
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60
Limited-Term
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60
Intermediate-Term
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60
Long-Term
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60
High-Yield
Investor Shares	1,000.00	1,023.80	1.00
Admiral Shares	1,000.00	1,024.20	0.60

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.17%; for the Short-Term Tax-Exempt Fund, 0.20%% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

70

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

71

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For the Tax-Exempt Money Market Fund, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

72

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2010 Distinguished Minett Professor at the Rochester Institute of Technology; Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, Amerigroup Corporation (managed health care), the University of Rochester Medical Center, Monroe Community College Foundation, and North Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Senior Advisor at New Mountain Capital; Trustee of The Conference Board; Member of the Board of Managers of Delphi Automotive LLP (automotive components).

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with secondary appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/consumer products); Director of Skytop Lodge Corporation (hotels), the University Medical Center at Princeton, the Robert Wood Johnson Foundation, and the Center for Work Life Policy; Member of the Advisory Board of the Maxwell School of Citizenship and Public Affairs at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2009) and Vice Chairman of the Board (2008–2009) of Cummins Inc. (industrial machinery); Director of SKF AB (industrial machinery), Hillenbrand, Inc. (specialized consumer services), the Lumina Foundation for Education, and Oxfam America; Chairman of the Advisory Council for the College of Arts and Letters and Member of the Advisory Board to the Kellogg Institute for International Studies at the University of Notre Dame.

André F. Perold
Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking at the Harvard Business School; Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/ aircraft systems and services) and the National Association of Manufacturers; Chairman of the Federal Reserve Bank of Cleveland; Vice Chairman of University Hospitals of Cleveland; President of the Board of The Cleveland Museum of Art.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010); Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group since 2010; Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter
Martha G. King

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
Direct Investor Account Services > 800-662-2739	or Morningstar, Inc., unless otherwise noted.
Institutional Investor Services > 800-523-1036
Text Telephone for People With Hearing Impairment > 800-749-7273	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or
by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
This material may be used in conjunction	In addition, you may obtain a free report on how your
with the offering of shares of any Vanguard	fund voted the proxies for securities it owned during
fund only if preceded or accompanied by the	the 12 months ended June 30. To get the report, visit
fund’s current prospectus.	either vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
CFA® is a trademark owned by CFA Institute.	at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q952 062011

Vanguard® Municipal Bond Funds

Statement of Net Assets (unaudited)
As of April 30, 2011

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents
Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	23
Intermediate-Term Tax-Exempt Fund	48
Long-Term Tax-Exempt Fund	94
High-Yield Tax-Exempt Fund	109
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (1.4%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/11	7,500	7,706
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/12	3,500	3,658
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/12	4,000	4,181
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/12	21,510	22,990
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/13	11,760	12,738
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/13	7,500	8,124
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/14	8,000	8,888
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.260%	5/6/11	28,990	28,990
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.290%	5/6/11	12,360	12,360
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.260%	5/6/11	6,375	6,375
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.830%	5/16/11	9,200	9,200
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.830%	5/16/11	18,000	18,008
Huntsville AL Capital Improvement GO	5.000%	9/1/11	1,265	1,285
Huntsville AL Health Care Authority Revenue	5.750%	6/1/11 (Prere.)	5,000	5,074
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/12	1,000	1,028
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/13	1,715	1,802
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/14	4,155	4,389
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,721
				158,517
Alaska (0.3%)
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.240%	5/6/11	15,870	15,870
Alaska Industrial Development & Export Authority Revenue	5.000%	4/1/12	1,800	1,870
Alaska Industrial Development & Export Authority Revenue	5.000%	4/1/15	3,000	3,318
Anchorage AK GO	5.500%	7/1/12 (Prere.)	5,680	6,019
North Slope Borough AK GO	5.000%	6/30/12	1,750	1,841
North Slope Borough AK GO	5.000%	6/30/13	1,500	1,632
				30,550
Arizona (1.0%)
Arizona COP	5.000%	10/1/12 (4)	1,000	1,049
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/12	3,000	3,080
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.360%	5/6/11	8,840	8,840
Arizona School Facilities Board COP	5.000%	9/1/11	23,870	24,201
Arizona School Facilities Board COP	5.250%	9/1/11 (4)	5,730	5,823
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,456
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/11	2,680	2,702

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/12	5,000	5,266
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,446
Arizona Water Infrastructure Finance Authority Revenue	4.000%	10/1/11	2,115	2,148
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/13	1,105	1,214
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	4.000%	7/1/12	4,985	5,168
1 Mesa AZ Utility System Revenue TOB VRDO	0.270%	5/6/11 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.270%	5/6/11 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.330%	5/6/11	5,545	5,545
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.260%	5/6/11	4,500	4,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.260%	5/6/11	8,500	8,500
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.260%	5/6/11	6,285	6,285
				111,973
California (10.3%)
California Department of Water Resources Power Supply Revenue	3.000%	5/1/12	6,535	6,709
California Department of Water Resources Power Supply Revenue	4.000%	5/1/12	2,000	2,073
California Department of Water Resources Power Supply Revenue	5.000%	5/1/12	22,130	23,161
California Department of Water Resources Power Supply Revenue	6.000%	5/1/12 (Prere.)	35,000	37,283
California Department of Water Resources Power Supply Revenue	5.000%	5/1/14	15,000	16,640
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	13,750	15,572
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	14,500	16,672
California Department of Water Resources Power Supply Revenue VRDO	0.240%	5/6/11	31,090	31,090
California Economic Recovery Bonds GO	5.250%	7/1/13 (ETM)	975	1,073
California Economic Recovery Bonds GO	5.250%	7/1/13 (14)	1,025	1,115
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,720
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	10,700	11,977
California Economic Recovery Bonds GO PUT	5.000%	7/1/11 (Prere.)	8,000	8,064
California Educational Facilities Authority Revenue (St. Mary’s College of California) VRDO	0.300%	5/6/11 LOC	17,330	17,330
California GO	5.000%	3/1/13	2,500	2,670
California GO	5.000%	4/1/13	2,205	2,360
California GO	5.000%	6/1/13	2,025	2,178
California GO	4.000%	11/1/14	2,650	2,849
California GO	5.000%	11/1/15	1,600	1,804
California GO	5.000%	10/1/16	12,070	13,719
1 California GO TOB VRDO	0.410%	5/6/11 (4)	15,925	15,925
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	12,000	12,503
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	15,240	15,895
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	19,417
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,332
California Health Facilities Financing Authority Revenue (Stanford Hospital) PUT	3.450%	6/15/11	5,000	5,019
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/11	5,000	5,062
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.260%	5/6/11	22,325	22,325
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.260%	5/6/11	20,885	20,885
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/14	2,500	2,679
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.500%	4/1/13	20,000	20,659
California Municipal Finance Authority (Community Hospitals of
Central California Obligated Group) COP	5.000%	2/1/13	2,000	2,056
California Municipal Finance Authority (Community Hospitals of
Central California Obligated Group) COP	5.000%	2/1/13	1,160	1,193
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/14	1,845	1,925
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/15	2,120	2,218
California Municipal Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)PUT	1.625%	9/1/11	4,000	4,002
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	3,995
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.500%	5/14/11	5,855	5,855
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/14	4,000	4,306
California RAN	3.000%	6/28/11	75,000	75,300
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/13	5,000	5,338
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	10,000	10,841
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	4.000%	5/2/11	40,000	40,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	3.500%	6/1/12	17,000	17,005
California Statewide Communities Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	74,000	79,119
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital) VRDO	0.240%	5/6/11 LOC	13,000	13,000
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	3.000%	7/1/11	500	502
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	4.000%	7/1/12	650	671
1 Desert CA Community College District GO TOB VRDO	0.260%	5/6/11	14,340	14,340
1 East Bay CA Municipal Utility District Waste Water System Revenue TOB VRDO	0.260%	5/6/11	10,475	10,475
East Bay CA Municipal Utility District Water System Revenue VRDO	1.000%	5/6/11 (4)	7,200	7,200

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 East Side CA Union High School District GO TOB VRDO	1.790%	5/6/11	23,875	23,875
Eastern California Municipal Water District Water & Sewer Revenue VRDO	0.240%	5/6/11	15,850	15,850
Fontana CA Unified School District BAN	4.000%	12/1/12	20,000	20,604
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	44,730	49,059
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	11,500	12,613
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	5,000	5,497
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	18,285	19,792
Golden State Tobacco Securitization Corp. California	6.625%	6/1/13 (Prere.)	3,000	3,360
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	19,490	21,880
Kern County CA TRAN	1.500%	6/30/11	20,000	20,042
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/11 (14)	13,255	13,283
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.260%	5/6/11	15,375	15,375
Los Angeles CA Unified School District GO	5.000%	7/1/11	13,325	13,426
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/11	5,000	5,041
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/12	5,500	5,796
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,727
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.250%	7/1/16 (4)	5,000	5,087
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/15	10,850	11,821
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,763
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,070
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/13	2,500	2,612
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/14	1,000	1,053
Orange County CA Airport Revenue	3.000%	7/1/13	1,670	1,732
1 Peralta CA Community College District Revenue TOB VRDO	0.290%	5/6/11 (4)	15,000	15,000
Sacramento CA Cogeneration Authority Revenue	4.000%	7/1/11	700	704
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/12	500	524
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/14	600	658
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/13	6,000	6,372
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/14	3,205	3,438
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	2,965	3,189
San Bernardino County CA Transportation Authority Sales Tax RAN	5.000%	5/1/12	15,000	15,660
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/14	6,000	6,633
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	6.750%	7/1/11 (2)	7,455	7,536
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,548
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15	4,435	4,899
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	21,100	23,564
San Francisco CA City & County International Airport Revenue PUT	2.250%	12/4/12	29,755	30,210
1 San Jose CA Financing Authority Lease Revenue TOB VRDO	0.260%	5/6/11 (13)	5,000	5,000
Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	0.700%	5/6/11	10,000	10,000
Southern California Public Power Authority Revenue (Transmission Project) VRDO	0.320%	5/6/11 (4)	43,200	43,200
Tuolumne CA Wind Project Authority Revenue	4.000%	1/1/13	2,375	2,478
Western Municipal Water District Facilities Authority California Water Revenue VRDO	0.190%	5/6/11 LOC	4,580	4,580
				1,165,652
Colorado (2.5%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,497
Colorado Department of Transportation RAN	5.250%	6/15/11	10,000	10,064
Colorado Department of Transportation RAN	5.250%	6/15/12 (14)	21,350	22,506
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/13	4,000	4,325
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/8/12	4,225	4,468
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	12,981
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	1,010	1,125
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.250%	11/12/13	6,990	7,605
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.310%	5/6/11	10,000	10,000
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.260%	5/6/11	47,700	47,700
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13	5,165	5,464
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13	1,605	1,698
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	3,510	3,782
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	8,615	9,282
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	1,945	2,124
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	3,500	3,822
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.260%	5/6/11	20,705	20,705
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.260%	5/6/11	44,200	44,200
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.800%	5/6/11	13,030	13,030
Denver CO City & County (Better Denver & Zoo) GO	4.000%	8/1/11	1,000	1,009

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Denver CO City & County Airport Revenue	6.000%	11/15/13 (14)	5,000	5,590
E-470 Public Highway Authority Colorado Revenue PUT	5.000%	9/1/11 (14)	15,000	15,152
1 Jefferson County CO School District GO TOB VRDO	0.260%	5/6/11	13,660	13,660
Regional Transportation District of Colorado COP	3.000%	6/1/12	1,000	1,020
Regional Transportation District of Colorado COP	5.000%	6/1/14	1,500	1,630
Regional Transportation District of Colorado COP	5.000%	6/1/15	1,930	2,124
Regional Transportation District of Colorado Sales Tax Revenue	3.000%	11/1/11	1,230	1,247
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/13	4,305	4,750
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/14	5,000	5,650
				283,210
Connecticut (0.6%)
Connecticut General Revenue (State Revolving Fund)	5.000%	2/1/12	4,000	4,142
Connecticut GO	5.375%	11/15/12 (Prere.)	7,985	8,594
Connecticut GO	5.000%	3/1/15 (14)	3,000	3,301
Connecticut GO	5.000%	12/1/15 (14)	16,150	17,860
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/12	1,235	1,274
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/13	1,915	2,043
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,206
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	4.000%	2/7/13	7,610	8,058
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,518
				70,996
Delaware (0.3%)
Delaware GO	5.000%	10/1/12	9,445	10,066
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/11	1,500	1,512
Kent County DE Student Housing Revenue (Delaware State University Student Housing) VRDO	0.280%	5/6/11 LOC	8,110	8,110
New Castle County DE GO	4.000%	7/15/11	3,025	3,049
University of Delaware Revenue PUT	2.000%	6/1/11	15,000	15,023
				37,760
District of Columbia (0.8%)
1 District of Columbia GO TOB VRDO	0.270%	5/6/11 (4)	20,350	20,350
2 District of Columbia Income Tax Revenue	0.610%	12/1/13	10,665	10,665
1 District of Columbia Income Tax Revenue TOB VRDO	0.260%	5/6/11	9,995	9,995
District of Columbia Revenue (Georgetown Day School) VRDO	0.650%	5/6/11 LOC	14,700	14,700
District of Columbia Revenue (Georgetown University)	5.000%	4/1/13	5,000	5,299
District of Columbia Revenue (Georgetown University)	5.000%	4/1/14	2,000	2,156
District of Columbia Revenue (Medlantic/Helix) VRDO	0.270%	5/6/11 LOC	14,275	14,275
District of Columbia Revenue (World Wildlife Fund Inc.) VRDO	0.250%	5/6/11 LOC	11,000	11,000
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/11	2,000	2,016
				90,456
Florida (8.5%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	3.000%	12/1/11	3,000	3,027
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/13	4,200	4,447
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/11	27,665	27,776
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.500%	6/1/14	20,000	21,422
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/15	30,000	31,786
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/16	16,000	16,980
Clay County FL Sales Surtax Revenue	5.000%	10/1/11 (12)	3,500	3,561
1 Collier County FL School Board COP TOB VRDO	0.250%	5/6/11	21,385	21,385
1 Duval County FL School Board COP TOB VRDO	0.270%	5/6/11	11,395	11,395
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	2.000%	4/3/12	5,000	5,032
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.750%	6/15/12	5,500	5,522
Florida Board of Education Capital Outlay GO	3.000%	6/1/12	23,485	24,132
Florida Board of Education Lottery Revenue	5.000%	7/1/11	6,980	7,036
Florida Board of Education Lottery Revenue	5.000%	7/1/15	11,750	13,202
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	18,989
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	13,245
Florida Board of Education Public Education Capital Outlay GO	3.000%	6/1/11	8,925	8,946
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/11	3,525	3,536
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/11	3,830	3,846
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/12	1,945	2,020
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/12	16,195	16,992
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/12	4,020	4,218
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/12	4,500	4,721
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	9,580	10,412
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	8,820	9,586
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	5,065	5,652
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	9,235	10,305
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	7,250	7,845
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.250%	5/6/11	5,425	5,425
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/11	5,280	5,321
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/12	5,545	5,822

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Department of Environmental Protection & Preservation Revenue	5.250%	7/1/12	31,580	33,253
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/13	34,040	36,779
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/13 (14)	5,220	5,307
Florida Department of Management Services COP	5.000%	8/1/11	1,350	1,365
Florida Department of Management Services COP	5.000%	8/1/12	8,850	9,275
Florida Department of Management Services COP	5.000%	8/1/13	6,595	7,065
Florida Department of Transportation GO	5.000%	7/1/12	6,940	7,313
Florida Department of Transportation GO	5.000%	7/1/13	9,605	10,492
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College) VRDO	0.650%	5/6/11 LOC	9,810	9,810
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/13	10,000	10,697
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	20,150	22,070
Florida Rural Utility Financing Commission Revenue	3.500%	11/1/11	3,330	3,358
Florida Turnpike Authority Revenue	5.000%	7/1/13 (4)	4,780	5,191
Florida Turnpike Authority Revenue	5.000%	7/1/13	3,825	4,154
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	10,000	10,779
Gainsville FL Utility System Revenue VRDO	0.500%	5/2/11	30,665	30,665
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/13	1,000	1,088
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,211
1 Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.270%	5/6/11	15,730	15,730
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.250%	10/1/11 (14)	5,560	5,673
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/11 (4)	4,610	4,702
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/12	2,000	2,115
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/12 (4)	5,670	6,031
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/13	2,000	2,164
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,298
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,278
Hillsborough County FL Industrial Development Authority
Pollution Control Revenue (Tampa Electric Co. Project) PUT	5.000%	3/15/12 (2)	4,500	4,632
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,293
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,286
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/11	12,000	12,221
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/12	12,000	12,670
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/14	4,000	4,398
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.240%	5/6/11	30,800	30,800
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.250%	5/6/11	25,550	25,550
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.270%	5/6/11	22,065	22,065
Jacksonville FL Excise Taxes Revenue	4.000%	10/1/12	1,000	1,043
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,101
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/14 (4)	1,750	1,935
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,184
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.260%	5/6/11	9,995	9,995
1 Miami-Dade County FL Educational Facilities Authority Revenue
(University of Miami) TOB VRDO	0.330%	5/6/11 (12)	5,070	5,070
Miami-Dade County FL Health Facilities Authority Hospital Revenue
(Miami Children’s Hospital) PUT	4.125%	8/1/11 (14)	5,000	5,042
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	1.250%	11/1/11	2,500	2,501
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	4,000	4,140
Miami-Dade County FL School Board COP PUT	5.500%	5/1/11	8,500	8,502
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,057
1 Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.330%	5/6/11 (4)	32,570	32,570
Ocala FL Water & Sewer Revenue	5.750%	10/1/11 (Prere.)	13,605	14,056
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,133
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/13	335	348
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/14	500	525
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	527
1 Orange County FL School Board COP TOB VRDO	0.250%	5/6/11 LOC	26,030	26,030
Orange County FL Tourist Development Revenue	5.000%	10/1/11	6,990	7,117
Orange County FL Tourist Development Revenue	5.000%	10/1/12	7,335	7,741
Orange County FL Tourist Development Revenue	5.000%	10/1/13	7,705	8,334
Orange County FL Tourist Development Revenue	5.000%	10/1/14	8,710	9,600
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/11 (2)	7,000	7,050
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/12 (2)	5,000	5,221
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/11	1,500	1,529
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/12	1,750	1,859
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/13	2,500	2,742
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/13	2,500	2,742
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14	4,000	4,489
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14	3,075	3,451

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port St. Lucie FL Utility Revenue	5.125%	9/1/11 (Prere.)	1,000	1,016
Sarasota County FL Public Hospital District Hospital Revenue
(Sarasota Memorial Hospital Project) VRDO	0.270%	5/6/11 LOC	7,900	7,900
South Broward FL Hospital District Revenue	5.625%	5/1/12 (Prere.)	4,640	4,924
1 South Florida Water Management District COP TOB VRDO	0.260%	5/6/11	21,000	21,000
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/11	4,000	4,054
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,384
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.750%	2/1/13 (Prere.)	5,000	5,449
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.270%	5/6/11	6,000	6,000
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/13	9,405	10,016
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,920
				966,659
Georgia (2.3%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/15	1,100	1,198
Atlanta GA Airport Revenue	4.000%	1/1/13	5,000	5,202
Atlanta GA Airport Revenue	4.000%	1/1/15	500	531
1 Atlanta GA Airport Revenue TOB VRDO	0.360%	5/6/11 (4)	11,170	11,170
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.270%	5/6/11 LOC	17,250	17,250
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/11	2,500	2,541
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/12	3,000	3,127
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/13	3,500	3,784
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	3.750%	1/12/12	1,000	1,019
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	3.750%	1/12/12	5,000	5,106
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	3.750%	1/12/12	19,880	20,258
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	5.050%	1/12/12	1,000	1,030
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,257
Cobb County GA Kennestone Hospital Authority Revenue	4.000%	4/1/12	2,240	2,307
Dalton County GA Development Authority Revenue (Hamilton Health Care System) VRDO	0.270%	5/6/11 LOC	5,470	5,470
DeKalb County GA School District GO	5.000%	2/1/12	30,000	30,849
Georgia GO	4.000%	5/1/11	2,865	2,866
Georgia GO	5.500%	7/1/11	16,160	16,306
Georgia GO	5.700%	7/1/11	12,430	12,546
Georgia GO	6.250%	8/1/11	5,195	5,274
Georgia GO	5.000%	5/1/12 (Prere.)	5,125	5,367
Georgia GO	5.000%	9/1/14	4,000	4,527
Georgia Road & Tollway Authority Revenue	4.000%	6/1/11	2,530	2,538
Georgia Road & Tollway Authority Revenue	5.000%	6/1/13	13,875	15,089
Gwinnett County GA Water & Sewer Authority Revenue	4.000%	8/1/12	10,020	10,477
Henry County GA GO	5.000%	7/1/11	5,790	5,837
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/13	7,500	7,824
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/13	10,995	11,508
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	13,000	13,511
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	6,715	7,188
Monroe County GA Development Authority Pollution Control Revenue
(Gulf Power Co. Plant Scherer Project) PUT	2.125%	6/4/13	5,000	5,024
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Scherer Project)PUT	2.500%	3/1/13	7,500	7,524
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/12	4,010	4,127
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15	2,000	2,197
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/16	3,000	3,314
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/11	5,000	5,080
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.000%	1/1/13	1,330	1,397
				262,620
Hawaii (0.2%)
Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,176
Hawaii GO	5.000%	6/1/14	1,195	1,337
Hawaii GO	5.000%	2/1/15	3,600	4,074
Hawaii GO	5.000%	2/1/16	4,000	4,611
Honolulu HI City & County GO	5.250%	7/1/12 (14)	4,950	5,230
1 Honolulu HI City & County Wastewater System Revenue TOB VRDO	0.360%	5/6/11 (4)	4,995	4,995
				21,423

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/11	7,410	7,482
Idaho Housing & Finance Association RAN	5.000%	7/15/12	6,675	7,023
				14,505
Illinois (4.8%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,173
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,100
1 Chicago IL Board of Education GO TOB VRDO	0.310%	5/6/11 (4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15 (4)	1,250	1,340
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,793
1 Chicago IL GO TOB VRDO	0.260%	5/6/11	9,995	9,995
Chicago IL GO VRDO	0.270%	5/2/11	5,900	5,900
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.260%	5/6/11	4,995	4,995
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15	10,750	11,593
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/12 (14)	4,400	4,520
3 Chicago IL O’Hare International Airport Revenue	4.000%	1/1/15	1,000	1,057
3 Chicago IL O’Hare International Airport Revenue	5.000%	1/1/16	3,000	3,299
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.410%	5/6/11 (4)	7,000	7,000
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.510%	5/6/11 (12)	27,185	27,185
1 Chicago IL Water Revenue TOB VRDO	0.310%	5/6/11 (4)	7,745	7,745
1 Chicago IL Water Revenue TOB VRDO	0.310%	5/6/11 (4)	7,495	7,495
Du Page & Cook Counties IL Community Consolidated School District GO	5.250%	12/1/12 (Prere.)	3,750	4,034
Illinois Build Revenue	5.000%	6/15/16	10,000	11,071
Illinois Development Finance Authority Revenue (St. Vincent De Paul Center) PUT	1.400%	2/28/13	11,650	11,699
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.125%	2/14/13	8,000	8,006
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	5,000	5,232
Illinois Educational Facilities Authority Student Housing Revenue (Educational Advancement Fund)	6.250%	5/1/12 (Prere.)	4,000	4,274
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,461
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	3.875%	5/1/12	5,000	5,166
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	1.400%	2/1/13	10,000	10,047
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers) VRDO	0.270%	5/6/11 LOC	11,200	11,200
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.250%	5/6/11 LOC	3,290	3,290
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/11	2,445	2,478
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/12	4,630	4,878
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/13	3,250	3,502
Illinois Finance Authority Revenue (Northwestern University) PUT	1.200%	3/1/13	10,000	10,040
Illinois Finance Authority Revenue (OSF Healthcare System) VRDO	0.360%	5/6/11 (4)	30,510	30,510
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.380%	5/6/11 (4)	7,800	7,800
Illinois Finance Authority Revenue (Provena Health)	5.000%	5/1/12	1,840	1,873
Illinois Finance Authority Revenue (Provena Health)	5.000%	5/1/14	1,305	1,344
Illinois Finance Authority Revenue (Provena Health)	5.250%	5/1/15	2,555	2,657
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/11 (4)	3,490	3,496
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/11 (4)	4,000	4,006
Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/12 (4)	4,200	4,343
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,660
Illinois Finance Authority Solid Waste Revenue (Waste Management Inc. Project) PUT	1.450%	10/3/11	1,750	1,749
Illinois GO	5.000%	6/1/11	9,600	9,629
Illinois GO	5.000%	1/1/16	25,000	26,736
1 Illinois GO TOB VRDO	0.810%	5/6/11	3,750	3,750
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	4,805	5,042
Illinois Health Facilities Authority Revenue (Evanston Hospital Corp.) VRDO	0.240%	5/6/11	49,600	49,600
Illinois Regional Transportation Authority Revenue PUT	1.500%	6/1/11	33,200	33,200
Illinois TAN	3.000%	5/20/11	36,100	36,131
1 IllinoisToll Highway Authority Toll Highway Revenue TOB VRDO	0.260%	5/6/11	5,335	5,335
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.270%	5/6/11	58,275	58,275
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.270%	5/6/11	20,550	20,550
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	4.000%	6/1/12	8,000	8,164
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	4.000%	6/1/13	8,130	8,372
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,579
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,277
				544,166
Indiana (2.1%)
Indiana Bond Bank Revenue	5.375%	4/1/12 (Prere.)	2,500	2,616
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility–Phase II)	5.000%	7/1/11	2,305	2,322
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility–Phase II)	5.000%	7/1/12	3,415	3,580
Indiana Finance Authority Facilities Revenue (Pendleton Juvenile Correctional Facility)	5.000%	7/1/11	1,270	1,280
Indiana Finance Authority Facilities Revenue (Pendleton Juvenile Correctional Facility)	5.000%	7/1/12	1,495	1,567
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group)	5.000%	11/1/11	1,000	1,022
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group)	5.000%	11/1/12	1,700	1,794

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,548
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group) VRDO	0.270%	5/6/11 LOC	11,000	11,000
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group) VRDO	0.290%	5/6/11 LOC	34,200	34,200
Indiana Finance Authority Lease Revenue	5.000%	11/1/12	12,130	12,861
Indiana Finance Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12	24,705	24,834
Indiana Finance Authority Revenue (Duke Energy Project) VRDO	0.230%	5/2/11 LOC	3,150	3,150
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.270%	5/2/11	2,470	2,470
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,258
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/13	2,000	2,142
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	8/1/13	6,200	6,695
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	16,538
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,700	2,967
1 Indiana Municipal Power Agency Revenue TOB VRDO	0.270%	5/6/11 (13)	10,080	10,080
1 Indiana Transportation Finance Authority Highway Revenue TOB VRDO	0.290%	5/6/11	18,070	18,070
Indianapolis IN Gas Utility Revenue	5.000%	6/1/11	4,225	4,241
Indianapolis IN Gas Utility Revenue	5.000%	6/1/12	8,870	9,248
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/11	1,000	1,008
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/13	1,000	1,091
Purdue University Indiana University Student Fee Revenue	4.000%	7/1/14	2,085	2,271
St. Joseph County IN Educational Facilities Revenue (University of Notre Dame Du Lac Project) PUT	3.875%	3/1/12	12,500	12,778
1 Wayne Township Marion County IN School Building Corp. Mortgage Revenue TOB VRDO	0.250%	5/6/11 LOC	5,015	5,015
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	35,000	34,917
				241,563
Iowa (0.3%)
Iowa Finance Authority Health Facilities Revenue (Great River Medical Center Project) VRDO	0.300%	5/2/11 LOC	5,260	5,260
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/12 (12)	1,540	1,585
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/13 (12)	3,265	3,451
Iowa Finance Authority Health Facilities Revenue (Iowa Health System) PUT	5.000%	8/15/12	7,500	7,846
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	4.000%	7/1/12	1,860	1,921
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	2.100%	12/1/11 (ETM)	8,000	8,082
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/11	1,000	1,022
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/12	1,700	1,820
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/15	1,400	1,614
Polk County IA GO	3.000%	6/1/12	510	524
				33,125
Kansas (0.3%)
Kansas Department of Transportation Highway Revenue	1.000%	5/6/11	9,200	9,200
Kansas Department of Transportation Highway Revenue	5.000%	9/1/11	1,755	1,783
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.000%	11/15/13	1,000	1,064
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/14	2,500	2,726
Kansas Development Finance Authority Revenue (
Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	5,150	5,549
Newton KS Hospital Revenue (Newton Healthcare Corp.) VRDO	0.310%	5/6/11 LOC	4,905	4,905
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	3.000%	11/15/11	500	506
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.500%	11/15/12	1,000	1,047
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/13	2,000	2,147
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14	2,000	2,173
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14	2,060	2,240
				33,340
Kentucky (0.5%)
Boone County KY Pollution Control Revenue (Duke Energy Kentucky Inc. Project) VRDO	0.260%	5/6/11 LOC	1,900	1,900
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	3.000%	2/1/12	1,000	1,014
Kentucky Economic Development Finance Authority Solid Waste Revenue
(Republic Services Inc. Project) PUT	1.650%	6/1/11	10,000	10,000
Kentucky Property & Building Commission Revenue	5.000%	11/1/15	4,000	4,500
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/12	4,335	4,555
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/13	3,730	4,049
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.375%	12/1/11	10,000	10,174
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.900%	4/2/12	15,000	15,059
1 Louisville & Jefferson County KY Metropolitan Sewer
District Sewer & Drainage System Revenue TOB VRDO	0.270%	5/6/11 (13)	6,640	6,640
				57,891

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana (1.4%)
1 Louisiana Gas & Fuels Tax Revenue TOB VRDO	0.270%	5/6/11	5,885	5,885
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.010%	6/1/13	25,100	25,098
Louisiana GO VRDO	0.250%	5/6/11 LOC	2,905	2,905
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue (LCTCS Facilities Corp. Project)	4.000%	10/1/12	2,000	2,081
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	3/1/14	2,900	3,102
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/14	1,350	1,448
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/15	1,500	1,625
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.600%	10/1/12	4,000	3,997
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	4,986
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,469
1 Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	0.360%	5/6/11 (4)	3,330	3,330
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/12 (4)	6,000	6,238
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/13 (4)	6,000	6,382
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	10,501
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,243
Orleans Parish LA GO	3.000%	9/1/11 (4)	8,000	8,059
Orleans Parish LA GO	4.000%	9/1/12 (4)	1,500	1,554
Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,625
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.280%	5/6/11 LOC	35,740	35,740
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.280%	5/6/11 LOC	22,500	22,500
				153,768
Maine (0.1%)
1 Maine Turnpike Authority Turnpike Revenue TOB VRDO	0.310%	5/6/11	10,005	10,005

Maryland (0.2%)
Maryland GO	5.250%	3/1/12	3,000	3,124
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	11/15/11	5,000	5,124
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.000%	7/1/11	750	754
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/12	1,000	1,043
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	6.000%	7/1/12 (Prere.)	6,500	6,924
Maryland Transportation Authority GAN	5.000%	3/1/14	7,480	8,335
				25,304
Massachusetts (3.9%)
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.650%	5/2/11	25,585	25,585
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.650%	5/2/11	10,000	10,000
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.800%	5/6/11	5,290	5,290
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/13	8,000	8,476
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.240%	5/6/11 LOC	17,600	17,600
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.240%	5/6/11	25,100	25,100
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	5,000	5,166
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	2,500	2,583
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,624
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	4.000%	1/1/13	1,400	1,436
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,306
Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.760%	7/1/14	9,000	8,947
Massachusetts GO	5.250%	11/1/11 (Prere.)	10,000	10,247
Massachusetts GO	5.250%	11/1/11 (Prere.)	15,000	15,371
Massachusetts GO	6.000%	11/1/11	10,810	11,119
2 Massachusetts GO	0.500%	2/1/12	13,000	13,004
2 Massachusetts GO	0.640%	2/1/13	20,630	20,625
2 Massachusetts GO	0.740%	2/1/14	15,000	15,000
2 Massachusetts GO	0.790%	2/1/14	7,500	7,484
Massachusetts GO	5.000%	1/1/15	4,000	4,524
2 Massachusetts GO	0.920%	2/1/15	4,000	4,000
1 Massachusetts GO TOB VRDO	0.290%	5/6/11	36,740	36,740
1 Massachusetts GO TOB VRDO	0.800%	5/6/11 LOC	28,900	28,900
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	2.750%	1/5/12	4,000	4,063
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.000%	7/1/12	3,000	3,103
1 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.260%	5/6/11	7,500	7,500
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	4.000%	10/1/12	5,000	5,208
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/12	2,500	2,627
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.125%	2/16/12	6,000	6,175
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.100%	4/19/12	13,100	13,556
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	2.700%	2/20/14	5,000	5,067
Massachusetts Special Obligation Revenue	4.000%	6/15/12	5,695	5,903

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.260%	5/6/11	3,920	3,920
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.800%	5/6/11 LOC	30,055	30,055
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.800%	5/6/11 LOC	20,770	20,770
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.800%	5/6/11 (4)LOC	19,835	19,835
Massachusetts Water Resources Authority Revenue VRDO	0.250%	5/6/11	21,190	21,190
Route 3 North Transportation Improvement Association Massachusetts Lease Revenue	5.750%	6/15/11 (14)	3,415	3,429
				437,528
Michigan (2.0%)
Detroit MI GO	5.000%	4/1/12 (12)	8,860	8,955
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	14,935	16,344
Detroit MI Sewer System Revenue PUT	5.500%	1/1/12 (14)	3,325	3,387
Macomb County MI Revenue	5.875%	11/15/13 (Prere.)	9,590	10,785
Michigan (New Center Development Inc.) COP PUT	5.000%	9/1/11 (14)	6,250	6,306
Michigan Building Authority Revenue	5.500%	10/15/16	1,935	1,970
Michigan Building Authority Revenue PUT	5.000%	10/15/11 (2)	5,000	5,080
Michigan Finance Authority State Aid RAN	2.000%	8/19/11	7,500	7,536
Michigan GO	5.000%	5/1/11	5,000	5,001
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,308
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	3.750%	3/15/12	10,000	10,296
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	6/1/12	17,300	17,452
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13	10,000	10,029
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/13	1,000	1,029
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/14	1,500	1,543
Michigan Hospital Finance Authority Revenue (Trinity Health)	4.000%	12/1/13	1,000	1,060
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.280%	5/6/11	10,000	10,000
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	3.550%	10/1/11	3,000	3,040
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/12	1,910	2,029
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/12	3,065	3,256
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,648
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	2,102
Michigan State University Board of Trustees General Revenue VRDO	0.200%	5/6/11	33,305	33,305
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	3.050%	12/3/12	9,000	9,172
Michigan Strategic Fund Limited Obligation Revenue (Evangelical Homes) VRDO	0.270%	5/6/11 LOC	7,705	7,705
Oakland County MI Economic Development Corp. Revenue
(Cranbrook Educational Community Project) VRDO	0.260%	5/6/11 LOC	3,475	3,475
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,623
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	4.000%	7/1/11	1,675	1,682
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	4.000%	7/1/12	2,150	2,199
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/13	2,250	2,363
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,442
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,353
1 Saginaw Valley State University Michigan Revenue TOB VRDO	0.360%	5/6/11 (4)	5,000	5,000
University of Michigan University Revenue	4.000%	4/1/15	9,600	10,509
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.000%	12/1/11	3,995	4,047
Wayne State University Michigan Revenue	5.000%	11/15/12	1,500	1,592
Wayne State University Michigan Revenue	5.000%	11/15/13	1,540	1,678
1 Western Michigan University GO TOB VRDO	0.410%	5/6/11 (4)	4,995	4,995
				229,296
Minnesota (0.6%)
Minnesota GO	4.000%	12/1/11	11,725	11,983
Minnesota GO	4.000%	8/1/12	17,810	18,622
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/15	11,180	12,759
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/16	11,535	13,421
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/12	1,000	1,039
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/13	1,000	1,063
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/14	1,000	1,076
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/11	2,000	2,015
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/12	5,000	5,232
				67,210
Mississippi (0.3%)
Medical Center Educational Building Corp. Revenue (University of Mississippi Medical Center)	4.000%	6/1/12	1,250	1,293
Medical Center Educational Building Corp. Revenue (University of Mississippi Medical Center)	4.000%	6/1/14	1,000	1,066
Mississippi Business Finance Corp. Revenue (Mississippi Power Co. Project) PUT	2.250%	1/15/13	6,000	6,014
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	9/1/11	1,600	1,596
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/11	8,200	8,204
Mississippi GO (Nissan Project) VRDO	0.240%	5/6/11	14,315	14,315
				32,488

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (1.7%)
Kansas City MO Industrial Development Authority Revenue
(Downtown Redevelopment District) VRDO	0.270%	5/6/11 LOC	8,680	8,680
Kansas City MO Industrial Development Authority Revenue
(Downtown Redevelopment District) VRDO	0.270%	5/6/11 LOC	30,045	30,045
Kansas City MO Special Obligation Revenue VRDO	0.270%	5/6/11 LOC	28,825	28,825
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.280%	5/6/11 LOC	18,025	18,025
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.280%	5/6/11 LOC	14,250	14,250
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System) VRDO	0.280%	5/6/11 LOC	33,500	33,500
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12	16,050	16,178
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12	29,100	29,300
Missouri Highways & Transportation Commission Road Revenue	3.000%	2/1/13	15,500	16,177
				194,980
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/13	3,035	3,205
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/14	6,135	6,635
				9,840
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.260%	5/6/11	40	40
1 Nebraska Public Power District Revenue TOB VRDO	0.270%	5/6/11 (13)	5,665	5,665
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.250%	5/6/11 LOC	18,265	18,265
				23,970
Nevada (1.6%)
Clark County NV Airport BAN	5.000%	7/1/12	30,000	31,376
Clark County NV Airport Improvement Revenue	5.250%	7/1/11 (Prere.)	4,245	4,281
Clark County NV Bond Bank GO	5.000%	6/1/12 (ETM)	5,000	5,251
Clark County NV GO	5.000%	11/1/11	7,315	7,484
Clark County NV GO	5.000%	11/1/12	6,755	7,176
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/11 (2)	7,120	7,175
Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	0.270%	5/6/11 LOC	5,900	5,900
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/11	3,595	3,620
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	3.000%	7/1/12	2,000	2,038
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/12	2,700	2,814
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	4.000%	7/1/13	2,000	2,080
Clark County NV School District GO	5.000%	6/15/11 (14)	8,000	8,046
Clark County NV School District GO	5.250%	6/15/11 (14)	15,000	15,093
Clark County NV School District GO	5.500%	12/15/11 (Prere.)	6,000	6,196
Clark County NV School District GO	5.000%	6/15/13 (14)	9,645	10,370
Clark County NV School District GO	5.250%	6/15/13 (14)	20,335	21,970
1 Clark County NV Water Reclamation District GO TOB VRDO	0.260%	5/6/11	9,800	9,800
Las Vegas Valley Water District Nevada GO	5.000%	6/1/11 (14)	5,000	5,021
Las Vegas Valley Water District Nevada GO	5.000%	6/1/12 (14)	5,125	5,368
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13	500	538
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	274
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	555
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/11 (14)	5,210	5,350
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/12	2,545	2,658
Nevada Capital Improvement & Cultural Affairs GO	5.000%	5/1/13	4,000	4,292
1 Nevada System of Higher Education University Revenue TOB VRDO	0.310%	5/6/11	7,570	7,570
				182,296
New Hampshire (0.1%)
New Hampshire GO	5.000%	8/15/14	2,500	2,814
New Hampshire GO	5.000%	2/15/15	1,285	1,458
New Hampshire GO	5.000%	8/15/15	5,000	5,742
				10,014
New Jersey (4.2%)
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/12 (4)	10,000	10,702
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.500%	11/1/14 (4)	6,725	7,701
New Jersey Building Authority Revenue	5.000%	12/15/11	10,415	10,711
New Jersey Building Authority Revenue	5.000%	12/15/12	11,145	11,826
New Jersey Building Authority Revenue	5.000%	12/15/13	11,710	12,648
New Jersey COP	5.000%	6/15/12	3,800	3,927
New Jersey COP	5.000%	6/15/13	5,000	5,262
New Jersey COP	5.000%	6/15/14	5,120	5,459
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/11 (ETM)	4,500	4,571
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	5,000	5,468
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	10,000	10,937

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,508
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	5.500%	12/1/13	8,200	8,728
New Jersey Equipment Lease Purchase COP	5.000%	6/15/12	7,570	7,823
New Jersey GO	6.000%	2/15/13 (14)	15,000	16,317
New Jersey GO	6.000%	2/15/13	5,000	5,439
1 New Jersey GO TOB VRDO	0.270%	5/2/11	5,150	5,150
1 New Jersey GO TOB VRDO	0.300%	5/2/11	5,100	5,100
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/11	3,300	3,363
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.000%	10/1/12	3,995	4,214
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.240%	5/6/11 LOC	16,500	16,500
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/13	8,470	8,829
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,676
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,733
New Jersey Transportation Corp. COP	5.500%	9/15/11 (2)	5,000	5,092
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	12/15/11 (Prere.)	2,025	2,097
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/13 (4)	5,705	6,261
New Jersey Turnpike Authority Revenue VRDO	0.280%	5/6/11 LOC	85,500	85,500
New Jersey Turnpike Authority Revenue VRDO	0.600%	5/6/11 (4)	60,650	60,650
Salem County NJ Pollution Control Financing Authority Revenue
(Public Service Electric & Gas Co. Project) PUT	0.950%	11/1/11	16,500	16,500
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/12 (Prere.)	28,055	29,212
Tobacco Settlement Financing Corp. New Jersey Revenue	6.000%	6/1/12 (Prere.)	12,900	13,690
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/12 (Prere.)	17,285	18,367
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/12 (Prere.)	13,825	13,949
Tobacco Settlement Financing Corp. New Jersey Revenue	6.250%	6/1/13 (Prere.)	14,000	15,600
Tobacco Settlement Financing Corp. New Jersey Revenue	6.375%	6/1/13 (Prere.)	19,140	21,028
				469,538
New Mexico (1.6%)
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/15	4,400	4,734
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/15	3,800	4,099
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/13	4,000	4,431
New Mexico Finance Authority Transportation Revenue VRDO	0.220%	5/6/11 LOC	10,880	10,880
New Mexico GO	5.000%	3/1/13	5,535	5,984
New Mexico GO	5.000%	3/1/13	7,845	8,481
New Mexico GO	5.000%	3/1/14	9,405	10,476
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.250%	5/6/11	8,835	8,835
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.270%	5/6/11	28,000	28,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.260%	5/6/11	9,975	9,975
New Mexico Severance Tax Revenue	4.000%	7/1/11	28,145	28,325
New Mexico Severance Tax Revenue	5.000%	7/1/11	2,035	2,052
New Mexico Severance Tax Revenue	5.000%	7/1/13	27,900	30,469
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	10,472
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,815	6,655
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,445	8,660
				182,528
New York (9.1%)
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/11	1,000	1,000
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/13	4,620	4,953
Long Island NY Power Authority Electric System Revenue	5.500%	12/1/11 (2)	1,000	1,030
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/14	8,000	8,791
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15	8,320	9,285
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/15 (14)(3)	5,000	5,356
1 Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.260%	5/6/11 (13)	20,000	20,000
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/12	20,000	21,140
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	20,710	22,409
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	3,585	3,940
1 Metropolitan New York Transportation Authority Revenue TOB VRDO	0.270%	5/6/11 (13)	12,780	12,780
1 Metropolitan New York Transportation Authority Revenue TOB VRDO	0.360%	5/6/11 (4)	6,125	6,125
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.310%	5/6/11	20,300	20,300
Nassau County NY Sewer & Storm Water Finance Authority System Revenue	5.000%	11/1/12	4,980	5,263
New York City NY Cultural Resources Revenue (Julliard School) PUT	2.750%	7/1/12	8,000	8,193
New York City NY GO	5.000%	8/1/12	27,760	29,299
New York City NY GO	5.000%	8/1/14	11,525	12,826
New York City NY GO	5.250%	8/1/15	9,855	10,935

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York City NY GO TOB VRDO	0.260%	5/6/11	5,005	5,005
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/12	6,655	6,878
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/15	1,500	1,638
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	11/1/11	15,740	16,040
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	5/1/12	10,960	11,347
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.500%	12/27/13	27,745	27,744
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.260%	5/6/11	6,975	6,975
1 New York City NY Municipal Water Finance Authority Water &
Sewer System Revenue TOB VRDO	0.260%	5/6/11	3,000	3,000
1 New York City NY Municipal Water Finance Authority Water &
Sewer System Revenue TOB VRDO	0.260%	5/6/11	5,840	5,840
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.270%	5/6/11 (4)	25,650	25,650
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/11	33,810	34,437
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/11	4,950	5,065
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13	44,335	48,909
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	25,760	29,085
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	10,000	11,497
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.260%	5/6/11	5,800	5,800
New York City NY Transitional Finance Authority Recovery Revenue VRDO	1.000%	5/6/11	32,435	32,435
1 New York City NY Transitional Finance Authority Revenue TOB VRDO	0.270%	5/2/11	7,600	7,600
New York NY GO	5.250%	8/1/12 (ETM)	1,215	1,289
New York NY GO	5.250%	8/1/12	7,320	7,749
New York NY GO	5.500%	2/1/13 (Prere.)	180	196
New York NY GO	5.500%	8/1/15	9,495	10,176
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	2/15/15	2,000	2,213
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/15	5,000	5,585
1 New York State Dormitory Authority Lease Revenue
(State University Dormitory Facilities) TOB VRDO	0.260%	5/6/11	8,995	8,995
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/15	11,410	12,876
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	4.000%	2/15/12	2,230	2,290
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/12	5,000	5,172
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/12	7,025	7,416
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/13	2,000	2,134
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/14	2,000	2,171
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/15	1,095	1,204
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/12	3,890	4,048
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/12	8,140	8,470
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15	14,125	16,009
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/16	10,000	11,505
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.260%	5/6/11	5,000	5,000
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.250%	5/6/11	10,800	10,800
New York State Dormitory Authority Revenue (Service Contract)	4.000%	7/1/12	13,210	13,715
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/13	15,095	16,369
New York State Dormitory Authority Revenue (Service Contract)	4.000%	7/1/14	1,270	1,356
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12	10,670	11,175
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,052
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,052
New York State Housing Finance Agency Housing Revenue (320 West 38th Street) VRDO	0.250%	5/6/11 LOC	20,000	20,000
New York State Local Government Assistance Corp. Revenue VRDO	0.230%	5/6/11	8,800	8,800
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.260%	5/6/11	10,165	10,165
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.500%	12/1/12	6,955	7,460
New York State Thruway Authority Revenue	4.000%	7/15/11	40,000	40,317
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/12	3,770	3,930
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	16,743
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/15	7,000	7,938
New York State Urban Development Corp. Revenue	5.000%	1/1/12	5,000	5,153
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/14	27,235	30,917
New York State Urban Development Corp. Revenue (Service Contract)	4.000%	1/1/12	8,665	8,872
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/13	14,475	15,430
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/13	4,000	4,264
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	27,900	30,974
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	28,138
Suffolk County NY TAN	2.000%	8/11/11	50,000	50,245
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/12	20,000	20,725
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.270%	5/6/11	11,545	11,545
1 Triborough Bridge & Tunnel Authority New York Revenue TOB VRDO	0.290%	5/6/11	9,500	9,500
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.350%	5/6/11 (4)	18,465	18,465

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Westchester County NY Health Care Corp. Revenue	4.000%	11/1/11	7,995	8,082
Westchester County NY Health Care Corp. Revenue	4.000%	11/1/12	500	512
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/12	1,400	1,454
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/13	3,355	3,519
				1,029,735
North Carolina (2.6%)
Charlotte NC Airport Revenue	5.000%	7/1/12	6,530	6,855
Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,735
1 Charlotte-Mecklenburg Hospital North Carolina Health Care Authority
Health Care System Revenue (Carolinas Healthcare System) TOB VRDO	0.330%	5/6/11	6,150	6,150
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.330%	5/6/11 (4)	5,025	5,025
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.330%	5/6/11 (4)	6,565	6,565
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.330%	5/6/11 (4)	6,000	6,000
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/12	5,000	5,194
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/13	2,700	2,914
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/14	5,005	5,560
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.270%	5/2/11	2,700	2,700
North Carolina Capital Facilities Finance Agency Solid Waste Disposal
Revenue Bonds (Republic Services, Inc.) PUT	1.650%	6/1/11	32,500	32,501
North Carolina Capital Improvement GO	3.000%	5/1/12	12,295	12,615
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	5,000	5,493
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/13	6,000	6,385
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/14	2,170	2,355
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,197
North Carolina Eastern Municipal Power Agency Revenue	5.300%	1/1/15	3,500	3,683
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/15	8,000	8,449
North Carolina GAN	5.000%	3/1/13	11,740	12,654
North Carolina GO	5.500%	3/1/13	9,000	9,820
North Carolina Medical Care Commission Health Care Facilities Revenue
(Duke University Health System) VRDO	0.240%	5/6/11	40,970	40,970
1 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	0.260%	5/6/11	3,800	3,800
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.270%	5/6/11 LOC	9,360	9,360
North Carolina Medical Care Commission Hospital Revenue (CaroMont Health) VRDO	0.250%	5/6/11 LOC	19,980	19,980
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System)	4.000%	10/1/13	1,055	1,114
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/13	1,560	1,681
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/14	2,495	2,753
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/15	1,500	1,672
North Carolina Municipal Power Agency Revenue	5.250%	1/1/13	6,000	6,415
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13 (ETM)	4,540	4,908
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13	9,635	10,335
University of North Carolina Chapel Hill Foundation Revenue VRDO	0.240%	5/6/11	19,600	19,600
University of North Carolina Chapel Hill Foundation Revenue VRDO	0.280%	5/6/11	11,265	11,265
Wake County NC GO	4.000%	2/1/14	16,060	17,435
				297,138
Ohio (3.3%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.250%	5/6/11 LOC	6,900	6,900
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/12	4,440	4,675
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/13	21,675	23,291
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/12	2,460	2,529
1 American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) TOB VRDO	0.410%	5/6/11 (12)	2,200	2,200
Columbus OH GO	5.000%	7/1/11	1,500	1,512
Columbus OH GO	5.000%	9/1/11	5,440	5,526
Columbus OH GO	5.000%	9/1/11	5,605	5,694
Columbus OH GO	5.000%	7/1/12	1,250	1,317
Cuyahoga County OH Economic Development Revenue (Cleveland Hearing & Speech) VRDO	0.280%	5/6/11 LOC	4,195	4,195
Euclid OH BAN	1.875%	5/18/11	2,540	2,541
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.260%	5/6/11	37,500	37,500
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.250%	5/6/11	24,665	24,665
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.260%	5/6/11	8,940	8,940
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.260%	5/6/11	19,470	19,470
Lorain County OH Hospital Facilities Revenue (EMH Regional Medical Center) VRDO	0.270%	5/6/11 LOC	7,600	7,600
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.240%	5/6/11 LOC	11,590	11,590
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	8,000	8,686
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.000%	4/2/12	2,900	2,918
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.000%	4/2/12	5,500	5,516
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	4.750%	8/1/12	14,000	14,450
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,500	3,552

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,048
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	16,810
Ohio GO	5.000%	5/1/11 (ETM)	2,315	2,316
Ohio GO	3.000%	8/1/11	11,540	11,620
Ohio GO	4.000%	8/1/11	7,460	7,531
Ohio GO	5.000%	8/1/11 (14)	3,000	3,036
Ohio GO	5.000%	5/1/12	2,100	2,198
Ohio GO	5.000%	8/1/12	9,800	10,356
Ohio GO	5.000%	9/15/15	10,000	11,404
1 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.260%	5/6/11	6,275	6,275
Ohio Higher Educational Facility Commission Revenue (Marietta College Project) VRDO	0.270%	5/6/11 LOC	2,560	2,560
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,361
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/13	1,600	1,685
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,092
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,106
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/16	625	661
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/14	625	661
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/15	500	534
Ohio Infrastructure Improvement GO	4.000%	8/1/12	12,315	12,859
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/12	10,000	10,503
Ohio Mental Health Capital Facilities Revenue	5.000%	8/1/11 (2)	4,190	4,238
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	1.650%	6/1/11	10,000	10,000
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.800%	5/6/11	9,925	9,925
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project) PUT	2.625%	1/2/13	4,000	4,010
Ohio Water Development Authority Solid Waste Revenue (Waste Management Inc. Project) PUT	2.300%	6/1/11	7,000	7,003
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.050%	6/1/12 (Prere.)	11,780	12,371
University of Akron Ohio General Receipts Revenue	5.000%	1/1/14 (4)	2,440	2,655
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/14	3,000	3,282
				370,367
Oklahoma (1.2%)
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/12	1,875	1,976
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.280%	5/6/11 (12)	16,250	16,250
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.300%	5/6/11 (12)	49,840	49,840
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.400%	5/6/11 (12)	33,205	33,205
Oklahoma Municipal Power Authority Power Supply System Revenue PUT	3.875%	7/1/12 (4)	5,000	5,170
2 Oklahoma Municipal Power Authority Power Supply System Revenue PUT	1.010%	8/1/13	6,595	6,552
Oklahoma Transportation Authority Turnpike System Revenue	5.375%	1/1/12 (2)	11,900	12,304
1 Tulsa County OK Industrial Authority Health Care Revenue
(St. Francis Health System Inc.) TOB VRDO	0.330%	5/6/11	7,620	7,620
				132,917
Oregon (0.2%)
Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System) PUT	5.000%	7/15/12	7,000	7,303
Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	1.700%	9/1/11	1,500	1,501
Oregon Department Administrative Services COP	5.000%	5/1/12	2,500	2,611
Oregon Department Administrative Services Lottery Revenue	5.000%	4/1/14	2,000	2,221
Oregon Department Transportation Highway Usertax Revenue	4.000%	11/15/11	2,000	2,040
3 Oregon Facilities Authority Revenue (Legacy Health Project)	3.000%	5/1/12	1,000	1,017
3 Oregon Facilities Authority Revenue (Legacy Health Project)	4.000%	5/1/13	1,285	1,337
3 Oregon Facilities Authority Revenue (Legacy Health Project)	4.000%	5/1/14	1,150	1,203
3 Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/15	2,350	2,543
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/13	1,000	1,057
Oregon Facilities Authority Revenue (PeaceHealth)	4.000%	11/1/13	500	530
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/14	1,050	1,122
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15	1,500	1,621
				26,106
Pennsylvania (7.2%)
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	3.000%	5/15/11	3,500	3,504
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	6/15/11	1,750	1,760
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	9/1/11	1,500	1,523
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	4.000%	5/15/12	5,000	5,180
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	6/15/12	2,000	2,100
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/13	10,000	10,721

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/14	10,500	11,493
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15	8,350	9,241
2 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) PUT	1.310%	8/1/13	10,000	9,912
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.260%	5/6/11	48,200	48,200
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	3,785	3,987
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	2,400	2,528
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	1,500	1,580
Delaware County PA GO	5.000%	10/1/12	1,115	1,186
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	10,000	10,381
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.250%	5/6/11 LOC	28,700	28,700
Governor Mifflin PA School District GO VRDO	0.330%	5/6/11 (4)	14,955	14,955
Governor Mifflin PA School District GO VRDO	0.330%	5/6/11 (4)	12,895	12,895
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/13	2,000	2,121
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/14	2,670	2,861
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.230%	5/6/11	13,700	13,700
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.250%	5/6/11	15,980	15,980
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.250%	5/6/11	9,375	9,375
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,095
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	4,970
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,224
Pennsylvania Economic Development Financing Authority Revenue (Convention Center Project)	5.000%	6/15/12	3,730	3,904
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	4,500	4,528
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	12/3/12	11,375	11,435
Pennsylvania GO	5.000%	7/1/11 (14)	30,935	31,187
Pennsylvania GO	5.000%	9/1/11	14,430	14,660
Pennsylvania GO	5.100%	5/1/12 (Prere.)	6,800	7,124
Pennsylvania GO	5.000%	4/15/13	10,745	11,652
Pennsylvania GO	4.000%	7/15/13	16,995	18,215
Pennsylvania GO	5.000%	9/1/13	4,300	4,722
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	13,523
Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,578
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	3.500%	5/15/12	3,000	3,091
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/15	4,250	4,703
Pennsylvania Industrial Development Authority Economic Development Revenue	5.000%	7/1/11	5,000	5,038
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/11	2,270	2,284
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/12	2,750	2,888
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/12	8,470	8,896
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13	3,000	3,260
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/13	13,945	15,154
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/14	8,000	8,904
Pennsylvania State University Revenue	5.250%	8/15/12	5,980	6,351
1 Pennsylvania State University Revenue TOB VRDO	0.860%	5/6/11	12,705	12,705
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.400%	5/6/11 (4)	28,495	28,495
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.430%	5/6/11 (4)	30,720	30,720
Pennsylvania Turnpike Commission Revenue	3.000%	6/1/11 (12)	1,780	1,783
2 Pennsylvania Turnpike Commission Revenue	0.780%	12/1/11	13,000	13,034
2 Pennsylvania Turnpike Commission Revenue	0.880%	12/1/12	12,000	12,071
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	8,095	8,697
Pennsylvania Turnpike Commission Revenue VRDO	0.270%	5/6/11	46,193	46,192
Pennsylvania Turnpike Commission Revenue VRDO	0.290%	5/6/11	52,263	52,262
Pennsylvania Turnpike Commission Revenue VRDO	0.330%	5/6/11 (4)	40,880	40,880
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/11	3,000	3,039

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/12	3,000	3,128
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,080
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,382
Philadelphia PA Authority Industrial Development Revenue (Girard Estate Aramark Project) VRDO	0.260%	5/6/11 LOC	11,450	11,450
Philadelphia PA Authority Industrial Development Revenue (Inglis House Project) VRDO	0.270%	5/6/11	5,400	5,400
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.260%	5/6/11 LOC	50,700	50,700
Philadelphia PA Water & Waste Water Revenue	7.000%	6/15/11	11,000	11,089
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,510
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.000%	6/1/11	5,000	5,020
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/12	5,755	6,029
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives) VRDO	0.270%	5/6/11	9,100	9,100
Uniontown PA Area School District GO	5.500%	10/1/12 (Prere.)	9,950	10,660
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	4.000%	9/15/11	1,000	1,014
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.000%	9/15/11	2,100	2,137
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.000%	9/15/12	8,090	8,595
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	3.500%	7/1/13	1,830	1,879
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/14	1,380	1,432
				812,752
Puerto Rico (0.5%)
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/11 (4)	8,000	8,070
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/11 (4)	7,750	7,818
Puerto Rico Sales Tax Financing Corp. Revenue PUT	5.000%	8/1/11 (Prere.)	40,000	40,485
				56,373
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	10/1/12	4,000	4,243
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.280%	5/6/11 LOC	17,930	17,930
				22,173
South Carolina (0.8%)
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/11	2,610	2,611
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/12	5,275	5,494
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,676
1 Greer SC Combined Utility System Revenue TOB VRDO	0.290%	5/6/11 (13)	9,685	9,685
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,198
South Carolina Educational Facilities Authority for Private Nonprofit Institutions Revenue
(Converse College) VRDO	0.280%	5/6/11 LOC	7,000	7,000
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	3.000%	2/1/12	1,000	1,018
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/13	1,000	1,055
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/14	2,000	2,149
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/15	1,000	1,084
South Carolina Jobs Economic Development Authority Revenue
(Waste Management of South Carolina Inc. Project) PUT	1.250%	11/1/11	7,060	7,064
South Carolina Ports Authority Revenue	4.000%	7/1/13	1,000	1,051
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,511
South Carolina Public Service Authority Revenue	5.000%	1/1/14	3,000	3,315
South Carolina Transportation Infrastructure Revenue	5.100%	10/1/11 (Prere.)	7,000	7,138
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/14	14,220	15,753
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15 (2)	4,295	4,858
Spartanburg County SC Regional Health Services District Revenue VRDO	0.350%	5/6/11 (12)	5,120	5,120
				84,780
Tennessee (1.3%)
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)	5.000%	6/1/11	15,000	15,061
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/12	500	517
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/13	645	681
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.310%	5/6/11	7,465	7,465
Lewisburg TN Industrial Development Board Solid Waste Disposal Revenue
(Waste Management Inc. of Tennessee Project) PUT	2.500%	7/1/12	5,250	5,278
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)	5,000	5,515
Memphis TN Electric System Revenue	5.000%	12/1/14	25,000	28,212
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	28,706
Metropolitan Government of Nashville TN Airport Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,766
Murfreesboro TN GO	5.000%	6/1/12	8,090	8,492
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	4.000%	9/1/12	6,135	6,390
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/13	9,600	10,362
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/14	2,500	2,746

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/11	3,300	3,311
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/12	5,000	5,190
Tennessee GO	5.000%	5/1/12	3,500	3,664
Tennessee GO	5.000%	5/1/14	3,000	3,361
Tennessee School Bond Authority Revenue	5.000%	5/1/13	5,460	5,937
				145,654
Texas (10.7%)
1 Brownsville TX Utility System Revenue TOB VRDO	0.360%	5/6/11 (4)	6,060	6,060
1 Corpus Christi TX Utility Systems Revenue TOB VRDO	0.310%	5/6/11 (4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.260%	5/6/11	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/13 (12)	2,775	2,982
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	3,036
Dallas TX GO	5.000%	2/15/12	10,000	10,370
Dallas TX GO	5.000%	2/15/15	6,295	7,139
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,673
Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/12	3,500	3,661
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/13	4,000	4,360
Denton TX Independent School District GO VRDO	0.280%	5/6/11	32,050	32,050
Fort Bend County TX GO	4.000%	3/1/13	1,305	1,384
Fort Worth TX GO	4.000%	3/1/12	4,260	4,390
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	8,995
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System)	5.250%	12/1/12	15,000	15,979
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/13	4,335	4,603
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/14	5,915	6,411
Harris County TX Cultural Education Facilities Finance Corp.
Thermal Utility Revenue (TECO Project)	5.000%	11/15/11	1,000	1,025
Harris County TX Cultural Education Facilities Finance Corp.
Thermal Utility Revenue (TECO Project)	5.000%	11/15/13	500	551
Harris County TX GO	5.000%	10/1/12	3,000	3,195
Harris County TX GO	6.000%	8/1/14 (14)	23,045	26,511
1 Harris County TX GO TOB VRDO	0.270%	5/6/11 (13)	9,600	9,600
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.260%	5/6/11	58,600	58,600
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.280%	5/6/11	10,000	10,000
Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	6,000	6,384
Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	3,250	3,458
Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	5,000	5,277
Houston TX GO	5.000%	3/1/12 (14)	21,040	21,849
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.240%	5/6/11	18,205	18,205
Houston TX Independent School District GO	4.000%	7/15/12	3,010	3,139
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,803
Houston TX Utility System Revenue PUT	5.000%	5/15/11 (Prere.)	8,000	8,016
1 Houston TX Utility System Revenue TOB VRDO	0.310%	5/6/11	25,460	25,460
1 Houston TX Utility System Revenue TOB VRDO	0.310%	5/6/11	9,995	9,995
1 Houston TX Utility System Revenue TOB VRDO	0.330%	5/6/11	17,540	17,540
Houston TX Water & Sewer System Revenue	5.250%	12/1/12 (Prere.)	10,260	11,031
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,885
Lone Star College System Texas GO	5.000%	8/15/12	615	651
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,000	2,257
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/14	1,890	2,022
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/15	1,125	1,213
Lubbock TX GO	5.000%	2/15/12 (Prere.)	4,355	4,515
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System) PUT	3.050%	10/16/12	17,550	17,855
Mansfield TX Independent School District GO	5.000%	2/15/12	2,000	2,073
Matagorda County TX Navigation District No. 1 Pollution Control Revenue
(AEP Texas Central Co. Project) PUT	5.125%	6/1/11	7,500	7,523
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	1.550%	7/1/11	10,000	10,000
Montgomery County TX (Pass-Through Toll Revenue)	4.000%	3/1/12 (12)	2,000	2,061
Montgomery County TX (Pass-Through Toll Revenue)	5.000%	3/1/14 (12)	1,475	1,634
North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,191
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,980
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,370
North Texas Tollway Authority System Revenue PUT	5.250%	1/1/12	30,700	31,544
North Texas Tollway Authority System Revenue PUT	5.000%	1/1/13	20,000	21,036

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northside TX Independent School District GO PUT	2.100%	6/1/11	10,000	10,014
Northside TX Independent School District GO PUT	1.500%	8/1/12	17,000	17,131
Northside TX Independent School District GO PUT	1.750%	6/1/13	20,000	20,002
Northside TX Independent School District GO PUT	1.900%	8/1/14	12,000	12,196
Plano TX Independent School District GO	4.000%	2/15/13	1,210	1,280
1 Port Arthur TX Independent School District GO TOB VRDO	0.300%	5/6/11 (12)	10,760	10,760
Richardson TX Independent School District GO VRDO	0.280%	5/6/11	20,300	20,300
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13 (ETM)	515	557
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13	9,410	10,164
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13 (4)	8,000	8,659
San Antonio TX Electric & Gas Systems Revenue	5.500%	2/1/14	6,210	6,962
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15	14,000	16,038
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.260%	5/6/11	7,000	7,000
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.330%	5/6/11	11,985	11,985
San Antonio TX GO PUT	1.150%	12/3/12	17,965	18,021
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/12	2,745	2,862
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/13	1,155	1,228
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,904
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project)	5.000%	12/1/15	1,580	1,774
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project) VRDO	0.220%	5/6/11	12,000	12,000
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/12	5,000	5,193
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/13	2,000	2,157
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/11	2,500	2,505
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/12	7,000	7,337
Texas GO	4.000%	10/1/11	7,005	7,115
Texas GO	5.000%	10/1/12	7,000	7,458
Texas GO	5.000%	10/1/13	7,500	8,272
Texas GO	5.000%	10/1/14	8,370	9,474
1 Texas GO TOB VRDO	0.260%	5/6/11	8,685	8,685
1 Texas GO TOB VRDO	0.260%	5/6/11	73,750	73,750
1 Texas GO TOB VRDO	0.330%	5/6/11	12,190	12,190
Texas GO TRAN	2.000%	8/31/11	100,000	100,587
Texas Public Finance Authority GO	5.000%	10/1/11	4,000	4,081
Texas Public Finance Authority Revenue (Unemployment Compensation)	3.000%	7/1/12	5,200	5,357
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/12	45,000	47,413
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/14	20,735	23,249
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/15	9,000	10,176
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	34,500	39,486
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/16	8,000	9,223
Texas State University System Revenue	5.000%	3/15/13	1,000	1,079
Texas Tech University System Revenue Financing System Revenue	4.000%	2/15/12	2,000	2,058
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	20,000	20,152
Texas Transportation Commission Mobility Fund GO VRDO	0.260%	5/6/11	9,900	9,900
Texas Transportation Commission Revenue	5.000%	4/1/12	8,085	8,430
1 Texas Transportation Commission Revenue TOB VRDO	0.260%	5/6/11	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,519
Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,899
Texas Water Financial Assistance GO	4.000%	8/1/11	1,150	1,161
Titus County TX Fresh Water Supply District Revenue	4.500%	7/1/11	3,500	3,517
Tyler TX Independent School District GO	3.750%	2/15/13	2,150	2,270
University of Texas System Revenue Financing System Revenue	5.000%	8/15/13 (Prere.)	10,000	10,950
University of Texas System Revenue Financing System Revenue	5.000%	8/15/13 (Prere.)	24,900	27,267
Waco TX Education Finance Corp. Revenue (Baylor University) VRDO	0.260%	5/6/11	53,225	53,225
				1,213,539
Utah (0.4%)
Davis County UT School District GO	5.000%	6/1/11	1,605	1,612
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/11	5,000	5,039
Utah Board of Regents Student Loan Revenue	4.000%	11/1/13	5,000	5,349
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,802
Utah GO	5.375%	7/1/12	11,000	11,649
4 Utah GO	4.000%	7/1/14	10,000	10,957
Utah GO	5.000%	7/1/14	4,000	4,508
				49,916
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,604

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia (1.5%)
Amherst VA Industrial Development Authority Educational Facilities Revenue
(Sweet Briar College) VRDO	0.280%	5/6/11 LOC	9,390	9,390
Charles City County VA Economic Development Authority Solid Waste
Disposal Revenue (Waste Management Inc. Project) PUT	1.200%	11/1/11	6,350	6,354
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.000%	12/1/11	15,000	15,340
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	14,500	15,648
Norfolk VA BAN	3.000%	1/1/14	5,000	5,111
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/12	1,650	1,708
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/12	10,000	10,354
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/13	3,525	3,796
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/13	2,010	2,165
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/11	3,500	3,556
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/11	4,500	4,572
Virginia GO	4.000%	6/1/11	4,000	4,013
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/11	2,290	2,318
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/14	4,080	4,590
Virginia Public Building Authority Revenue	5.000%	8/1/12	6,525	6,901
Virginia Public Building Authority Revenue	5.000%	8/1/12	1,100	1,163
Virginia Public School Authority Revenue	4.000%	8/1/11	4,275	4,316
Virginia Public School Authority Revenue	5.000%	8/1/11	4,135	4,185
Virginia Public School Authority Revenue	5.000%	8/1/11	1,500	1,518
Virginia Public School Authority Revenue	4.000%	8/1/12	6,435	6,725
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	22,502
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	13,137
1 Virginia Resource Authority Infrastructure Revenue TOB VRDO	0.260%	5/6/11	5,415	5,415
Virginia Small Business Financing Authority Health Care Facilities Revenue (Sentara Healthcare)	5.000%	11/1/13	3,505	3,805
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,112
				173,694
Washington (2.8%)
1 Bellevue WA GO TOB VRDO	0.360%	5/6/11	5,445	5,445
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.260%	5/6/11	8,280	8,280
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.280%	5/6/11	13,450	13,450
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,647
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/14	6,940	7,761
King County WA School District GO	5.000%	6/1/12	6,700	7,033
1 King County WA Sewer Revenue TOB VRDO	0.270%	5/2/11	3,685	3,685
1 King County WA Sewer Revenue TOB VRDO	0.250%	5/6/11 LOC	20,195	20,195
1 King County WA Sewer Revenue TOB VRDO	0.260%	5/6/11	25,460	25,460
Spokane County WA School District No. 81 GO	5.125%	6/1/13 (Prere.)	4,985	5,451
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/11	3,295	3,322
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/11	8,970	9,078
Washington (Motor Vehicle Fuel Tax) GO	5.000%	9/1/11 (14)	1,500	1,524
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/12	5,555	5,854
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/13	5,050	5,516
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/13	9,215	10,093
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	10,598
Washington GO	5.000%	7/1/11 (ETM)	55	55
Washington GO	5.000%	1/1/12 (2)	12,255	12,641
Washington GO	4.000%	2/1/12	3,915	4,023
Washington GO	5.000%	1/1/13	13,605	14,602
Washington GO	5.000%	1/1/13	10,535	11,307
Washington GO	5.000%	2/1/13	5,285	5,689
Washington GO	5.000%	1/1/15 (2)	4,500	5,083
Washington GO	5.000%	1/1/16	5,000	5,757
1 Washington GO TOB VRDO	0.260%	5/6/11	6,145	6,145
Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.240%	5/6/11	36,000	36,000
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/12	1,625	1,700
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/13	1,450	1,548
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,715
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.310%	5/6/11 (4)	14,535	14,535
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/11	900	921

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/12	1,315	1,389
Washington Health Care Facilities Authority Revenue
(Southwest Washington Medical Center) VRDO	0.270%	5/6/11 LOC	26,905	26,905
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.240%	5/6/11	20,000	20,000
				314,407
West Virginia (0.2%)
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/12	4,970	5,256
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/13	4,645	5,072
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co.—Amos Project) PUT	3.125%	4/1/15	5,000	5,010
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/13	1,300	1,369
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/14	5,150	5,466
				22,173
Wisconsin (2.2%)
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	5.750%	6/1/11 (ETM)	7,000	7,033
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	5.750%	6/1/12 (ETM)	8,610	9,098
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.000%	6/1/12 (Prere.)	26,580	28,173
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.125%	6/1/12 (Prere.)	51,795	53,758
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.375%	6/1/12 (Prere.)	42,920	45,667
Wisconsin GO	5.000%	5/1/12	2,250	2,354
Wisconsin GO	5.000%	5/1/14	6,490	7,236
Wisconsin GO	5.000%	5/1/15	10,000	11,384
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue (Luther Hospital)	5.000%	11/15/13	1,000	1,088
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,077
1 Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
TOB VRDO	0.260%	5/6/11	750	750
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/13	1,500	1,571
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/13	6,000	6,307
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,335
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,588
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,362
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14	13,500	14,267
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College) VRDO	0.260%	5/6/11 LOC	10,000	10,000
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.260%	5/6/11 LOC	4,170	4,170
Wisconsin Health & Educational Facilities Authority Revenue (Goodwill Industries of
North Central Wisconsin Inc.) VRDO	0.280%	5/6/11 LOC	4,650	4,650
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/11 (4)	1,215	1,225
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/12 (4)	1,330	1,374
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/13 (4)	1,320	1,385
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/13	1,500	1,601
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,948
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,669
Wisconsin Health & Educational Facilities Authority Revenue
(Wheaton Franciscan Services Inc. System)	5.750%	2/15/12 (Prere.)	5,000	5,257
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,560
Wisconsin Transportation Revenue	5.000%	7/1/11	1,000	1,008
Wisconsin Transportation Revenue	5.000%	7/1/13 (Prere.)	4,000	4,377
				253,272
Total Tax-Exempt Municipal Bonds (Cost $11,071,105)				11,161,771

			Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
5 Vanguard Municipal Cash Management Fund (Cost $128,685)	0.239%		128,684,893	128,685
Total Investments (99.7%) (Cost $11,199,790)				11,290,456
Other Assets and Liabilities (0.3%)
Other Assets				135,835
Liabilities				(96,692)
				39,143
Net Assets (100%)				11,329,599

Short-Term Tax-Exempt Fund

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	11,253,874
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(11,556)
Unrealized Appreciation (Depreciation)
Investment Securities	90,666
Futures Contracts	(3,385)
Net Assets	11,329,599

Investor Shares—Net Assets
Applicable to 175,057,438 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,780,606
Net Asset Value Per Share—Investor Shares	$15.88

Admiral Shares—Net Assets
Applicable to 538,215,450 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,548,993
Net Asset Value Per Share—Admiral Shares	$15.88

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $1,490,150,000, representing 13.2% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2011.
4 Securities with a value of $4,219,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.1%)
Alabama (0.7%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	11/1/11 (Prere.)	10,000	10,238
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/11	7,750	7,962
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/12	20,000	21,377
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/13	35,840	39,526
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,721
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,760
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,612
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,900
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,876
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,103
University of Alabama Birmingham Hospital Revenue	5.000%	9/1/15	1,005	1,084
				98,159
Arizona (1.5%)
Arizona COP	5.000%	9/1/14 (4)	4,800	5,193
Arizona COP	5.000%	9/1/15 (4)	4,000	4,345
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/12	2,000	2,054
Arizona Health Facilities Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	10,000	10,371
Arizona School Facilities Board COP	5.250%	9/1/12 (4)	12,350	13,015
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	17,289
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,784
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	16,098
Arizona School Facilities Board Revenue (School Improvement)	5.000%	1/1/14	5,000	5,515
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,722
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	2,415	2,630
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	8,991
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	6,251
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,690
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	6,031
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,718
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	10,130
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,616
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/14	2,775	2,991
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,630
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,818
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,396
Glendale AZ Industrial Development Authority Revenue (Midwestern University) VRDO	0.280%	5/6/11 LOC	5,000	5,000
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,970
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,500	3,961
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/12	5,075	5,320
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/13	3,660	3,945
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/15	6,000	6,675
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/16	3,055	3,429
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/11 (14)	5,215	5,254
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/12 (14)	5,000	5,266
Pima County AZ COP	5.000%	6/1/11	5,000	5,019
Scottsdale AZ GO	5.000%	7/1/13	5,000	5,462
				207,579
California (10.0%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (899 Charleston Project) VRDO	0.280%	5/2/11 LOC	5,125	5,125
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	16,140	16,607
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	3,000	3,181
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	10,955	11,615
California Department of Water Resources Power Supply Revenue	5.000%	5/1/14	30,000	33,280
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	21,250	24,066
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	40,000	45,301
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	12,055	13,861
California Department of Water Resources Power Supply Revenue	5.000%	5/1/17	22,000	25,373
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,720
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	2,500	2,798
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,390	3,854
California Economic Recovery Bonds GO	5.250%	7/1/14	11,610	12,996
California Economic Recovery Bonds GO	5.000%	7/1/16	1,500	1,705
California Economic Recovery Bonds GO	5.000%	7/1/17	15,090	17,156
California Economic Recovery Bonds GO PUT	5.000%	7/1/11 (Prere.)	12,000	12,095
California GO	5.000%	3/1/12	10,755	11,123
California GO	5.000%	4/1/12	5,000	5,188

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	5/1/13	23,475	25,187
California GO	5.000%	9/1/13	32,125	34,773
California GO	5.000%	11/1/13	13,695	14,888
California GO	5.000%	8/1/14	1,970	2,172
California GO	5.000%	4/1/15	21,300	23,788
California GO	5.000%	6/1/15 (14)	5,100	5,715
California GO	5.000%	6/1/15	3,250	3,596
California GO	5.000%	3/1/16 (14)	6,510	6,997
California GO	5.000%	3/1/16	4,460	5,030
California GO	5.000%	3/1/16 (14)	1,120	1,263
California GO	5.000%	3/1/16	3,210	3,620
California GO	5.000%	4/1/16	6,670	7,532
California GO	5.000%	5/1/16	2,150	2,377
California GO	5.000%	8/1/16	2,825	3,204
California GO	5.000%	10/1/16	1,225	1,392
California GO	5.000%	10/1/16	28,605	32,513
California GO	5.000%	11/1/16 (2)	5,375	6,116
California GO	5.000%	12/1/16	2,500	2,847
California GO	6.000%	2/1/17 (2)	3,500	4,144
California GO	5.000%	3/1/17 (14)	1,300	1,445
California GO	5.000%	3/1/17	3,755	4,254
California GO	5.000%	4/1/17	7,275	8,246
California GO	5.000%	10/1/17	20,000	22,729
California GO	5.000%	10/1/17	4,005	4,552
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,222
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	25,472
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,172
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	21,775
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	22,046
California Health Facilities Financing Authority Revenue (Stanford Hospital) PUT	3.450%	6/15/11	7,000	7,027
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/12	5,000	5,248
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/13	2,210	2,374
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,443
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,192
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/12	5,000	5,142
California Municipal Finance Authority (Community Hospitals of Central
California Obligated Group) COP	5.000%	2/1/14	1,230	1,270
California Municipal Finance Authority (Community Hospitals of Central
California Obligated Group) COP	5.000%	2/1/16	2,450	2,513
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	3,995
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/11	3,770	3,771
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/12	2,500	2,598
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/13	7,500	7,977
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	6/1/15 (14)	10,000	10,968
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/15	5,295	5,736
California RAN	3.000%	6/28/11	25,000	25,100
California Statewide Communities Development Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	4.100%	4/1/13 (10)	5,000	5,229
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	15,000	16,262
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	3.450%	5/1/11	15,335	15,338
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	3.850%	6/1/12	10,000	10,339
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.260%	5/6/11	7,485	7,485
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	5.250%	11/15/14	1,075	1,107
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/15	750	824
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/16	805	891
Desert Sands CA School District GO	0.000%	6/1/12 (2)	10,000	9,851
1 East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.260%	5/6/11	11,510	11,510
Foothill/Eastern Corridor Agency California Toll Road Revenue	0.000%	1/1/15 (ETM)	18,535	17,450
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.000%	1/15/16 (14)	8,400	8,172
Golden State Tobacco Securitization Corp. California	5.000%	6/1/11	8,000	8,016
Golden State Tobacco Securitization Corp. California	5.000%	6/1/12	10,000	10,207
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13	5,655	5,797
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (Prere.)	37,210	40,812
Golden State Tobacco Securitization Corp. California	5.625%	6/1/13 (Prere.)	21,410	23,537
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	57,765	62,525
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	30,000	33,679
Golden State Tobacco Securitization Corp. California	7.900%	6/1/13 (Prere.)	20,000	22,912
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.260%	5/6/11	4,000	4,000
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	6,313

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	35,283
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	11,394
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,673
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	16,145
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	22,254
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	21,988
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	21,427
1 Los Angeles CA Unified School District GO TOB VRDO	0.260%	5/6/11 (4)	22,500	22,500
Los Angeles CA Wastewater System Revenue	5.000%	6/1/13	11,205	12,158
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	25,826
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,816
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/12 (14)	7,710	8,002
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,763
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,424
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,070
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) PUT	5.000%	2/7/13	8,490	9,062
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	3,044
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/15	3,000	3,174
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,473
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,871
Orange County CA Public Financing Authority Lease Revenue	5.000%	7/1/12 (14)	3,165	3,321
Palomar Pomerado Health System California Revenue COP	4.500%	11/1/15	2,265	2,294
Palomar Pomerado Health System California Revenue COP	5.000%	11/1/16	3,500	3,595
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/13	750	807
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/15	700	779
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/16	1,000	1,125
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/16 (4)	7,800	8,883
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/17 (14)	5,000	5,237
Sacramento County CA Airport Revenue	5.000%	7/1/13	7,200	7,683
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	7,186
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	9,077
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/13	3,290	3,494
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	3,000	3,226
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/16	5,445	5,862
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	11,840	13,493
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	14,000	15,955
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,548
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	9,120	10,185
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	16,555	18,472
1 Sonoma County CA Junior College District GO TOB VRDO	0.320%	5/6/11	3,440	3,440
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,323
University of California Revenue	5.000%	5/15/11 (14)	2,500	2,505
University of California Revenue	5.000%	5/15/12 (14)	3,000	3,143
1 University of California Revenue TOB VRDO	0.260%	5/6/11	4,600	4,600
Ventura County CA Public Financing Authority COP	5.000%	8/15/16	2,750	3,065
				1,388,366
Colorado (1.1%)
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	3,000	3,462
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) VRDO	0.270%	5/2/11 LOC	880	880
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	9/1/11 (ETM)	7,775	7,910
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,577
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.270%	5/2/11	1,795	1,795
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) VRDO	0.260%	5/6/11	44,850	44,850
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	3,165	3,475
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	6,415	7,043
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	3,715	4,071
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	7,920	8,680
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.260%	5/6/11	19,560	19,560
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	2,028
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,811
E-470 Public Highway Authority Colorado Revenue PUT	5.000%	9/2/13 (14)	11,485	12,107
Jefferson County CO School District GO	5.000%	12/15/12 (2)	3,500	3,750
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/16 (Prere.)	22,500	26,450
University of Colorado Hospital Authority Revenue	5.000%	11/15/13	1,960	2,068
University of Colorado Hospital Authority Revenue	5.000%	11/15/14	1,000	1,064
University of Colorado Hospital Authority Revenue	5.000%	11/15/16	1,290	1,369
				158,950

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut (1.4%)
Connecticut GO	5.500%	12/15/11	5,435	5,612
Connecticut GO	5.000%	4/1/12 (14)	9,190	9,582
Connecticut GO	5.000%	3/15/13	10,000	10,805
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,347
Connecticut GO	5.000%	1/1/14	18,250	20,165
Connecticut GO	5.000%	1/1/15	14,610	16,508
Connecticut GO	5.250%	11/1/15	1,000	1,163
Connecticut GO	5.000%	1/1/16	30,000	34,515
Connecticut GO	5.000%	3/1/16	4,705	5,431
Connecticut GO	5.000%	5/1/16	10,000	11,581
Connecticut GO	5.000%	12/1/17	15,000	17,212
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,142
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,523
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,552
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	4.000%	2/7/13	6,625	7,015
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,518
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/14	5,270	5,823
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/16	5,300	6,089
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.250%	7/1/16 (2)	7,645	8,938
				198,521
Delaware (0.2%)
Delaware GO	5.000%	1/1/13	9,450	10,164
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,657
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/14	4,070	4,566
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16	4,485	5,222
				25,609
District of Columbia (0.8%)
District of Columbia GO	5.000%	6/1/11 (4)	2,500	2,511
District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,623
District of Columbia GO	5.000%	6/1/13 (Prere.)	4,900	5,328
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,349
District of Columbia GO	5.000%	6/1/15 (14)	5,000	5,333
1 District of Columbia GO TOB VRDO	0.270%	5/6/11 (13)	10,005	10,005
2 District of Columbia Income Tax Revenue	0.610%	5/5/11	10,500	10,500
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,439
1 District of Columbia Income Tax Revenue TOB VRDO	0.260%	5/6/11	8,000	8,000
District of Columbia Revenue (American College of Cardiology) VRDO	0.650%	5/6/11 LOC	39,200	39,200
District of Columbia Revenue (Washington Drama Society) VRDO	0.250%	5/6/11 LOC	13,900	13,900
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/13	3,000	3,253
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/15	3,375	3,806
				115,247
Florida (5.5%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,673
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,319
Broward County FL Resource Recovery Revenue (Wheelabrator-South)	4.500%	12/1/11	5,900	5,918
Broward County FL School Board COP	5.000%	7/1/11 (2)	4,460	4,489
1 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.260%	5/6/11	5,665	5,665
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/11	25,000	25,101
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	3/1/12 (14)	15,000	15,446
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.500%	6/1/14	15,000	16,066
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	3/1/15 (14)	11,000	11,634
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/15	40,000	42,382
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/16	15,000	15,919
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.250%	6/1/17	15,000	15,971
Clay County FL Sales Surtax Revenue	5.000%	10/1/13 (12)	7,025	7,601
1 Duval County FL School Board COP TOB VRDO	0.270%	5/6/11	13,685	13,685
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	2.000%	4/3/12	5,000	5,032
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.750%	6/15/12	5,500	5,522
Florida Board of Education Capital Outlay GO	5.000%	1/1/12	27,730	28,559
Florida Board of Education Lottery Revenue	5.000%	7/1/12	7,630	8,017
Florida Board of Education Lottery Revenue	5.000%	7/1/13	8,010	8,667
Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	9,299
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,921
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,735
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,523
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,845
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/16	5,065	5,480
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.260%	5/6/11	4,000	4,000
Florida Department of Environmental Protection & Preservation Revenue	5.250%	7/1/12	20,000	21,059
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/13	5,820	6,288

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/14	6,110	6,720
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15	6,415	7,102
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.250%	7/1/12	37,600	39,383
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14	22,000	23,842
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	20,000	21,906
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/15	2,135	2,361
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/16	3,290	3,653
Florida Rural Utility Financing Commission Revenue	3.500%	11/1/11	4,995	5,037
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	5,000	5,390
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,978
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	20,000	21,347
Gainsville FL Utility System Revenue VRDO	0.350%	5/2/11	9,170	9,170
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,211
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,214
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,195
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,800
Hillsborough County FL Industrial Development Authority Pollution Control Revenue
(Tampa Electric Co. Project) PUT	5.150%	9/1/13	8,000	8,554
Jacksonville FL Captial Project Revenue VRDO	0.400%	5/6/11 LOC	9,595	9,595
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	1,500	1,704
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	4,675	5,312
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/17	1,000	1,134
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.240%	5/6/11	16,255	16,255
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/13	1,185	1,285
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,330
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/16 (4)	3,750	4,249
Miami FL Health Facilities Authority Health System Revenue (Catholic Health East) VRDO	0.260%	5/6/11 LOC	2,600	2,600
1 Miami-Dade County FL Aviation—Miami International Airport TOB VRDO	0.310%	5/6/11 (4)	11,500	11,500
Miami-Dade County FL Health Facilities Authority Hospital Revenue
(Miami Children’s Hospital) PUT	4.550%	8/1/13 (14)	5,000	5,208
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,328
Miami-Dade County FL School Board COP PUT	5.000%	5/1/11 (14)	15,000	15,004
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,057
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,439
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,066
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.270%	5/6/11 LOC	29,400	29,400
Orange County FL Tourist Development Revenue	5.000%	10/1/14	8,715	9,606
Orange County FL Tourist Development Revenue	5.000%	10/1/16	16,260	18,243
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,500	3,993
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,365	3,839
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/16	5,250	6,063
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/17	3,000	3,456
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,385
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/14 (14)	16,300	18,881
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,430	4,705
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,500	4,779
South Broward FL Hospital District Revenue	5.625%	5/1/12 (Prere.)	9,000	9,551
South Florida Water Management District COP	5.000%	10/1/11 (2)	7,100	7,228
South Florida Water Management District COP	5.000%	10/1/12 (2)	2,150	2,262
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/11	4,990	5,057
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/12	3,000	3,150
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,384
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	10,854
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/13	2,500	2,676
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/15	10,000	10,764
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/16	3,000	3,293
University Athletic Association Inc. Florida Athletic Program Revenue PUT	3.800%	10/1/11 LOC	4,000	4,036
				761,350
Georgia (2.7%)
Athens-Clarke County GA Unified Government Development Authority Revenue
(University of Georgia Athletic Association Project) VRDO	1.940%	5/2/11 LOC	4,100	4,100
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18	2,500	2,720
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,496
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,452

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	3.750%	1/12/12	10,000	10,212
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	3.750%	1/12/12	5,000	5,095
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	5.050%	1/12/12	11,000	11,334
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,257
Cobb County GA Hospital Authority (Equipment Pool Project) RAN VRDO	0.270%	5/6/11 LOC	23,600	23,600
Fulton County GA Water & Sewer Revenue	5.250%	1/1/14 (14)	10,000	10,036
Gainesville & Hall County GA Development Authority Revenue
(Hall County Sewage Treatment Facility Project) VRDO	0.260%	5/6/11 LOC	7,000	7,000
Georgia GO	5.000%	8/1/11	17,890	18,107
Georgia GO	5.000%	10/1/11	3,810	3,886
Georgia GO	3.500%	1/1/13	8,315	8,726
3 Georgia GO	5.000%	4/1/13	10,815	11,738
3 Georgia GO	5.500%	7/1/14	4,000	4,569
Georgia GO	4.000%	1/1/15	2,000	2,202
Georgia GO	5.000%	7/1/16	5,000	5,862
Georgia GO	5.000%	7/1/16	9,500	11,138
Georgia GO	5.000%	7/1/16	20,000	23,438
Georgia GO	5.500%	7/1/16	5,000	5,646
Georgia GO	5.000%	10/1/16	1,910	2,248
Georgia Road & Tollway Authority GAN	5.000%	6/1/13 (4)	4,885	5,308
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	17,843
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	7,064
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	21,665
Georgia Road & Tollway Authority Revenue (Federal Highway Grant)	5.000%	6/1/16	8,000	9,246
Georgia Road & Tollway Authority Revenue (Governor’s Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	5,260	5,485
Gwinnett County GA School District GO	5.000%	2/1/12	10,000	10,356
Gwinnett County GA School District GO	5.000%	2/1/13	10,000	10,786
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/12	12,000	12,356
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/12	15,000	15,417
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/14	5,000	5,292
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16	10,310	10,676
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	6,910	7,278
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Scherer Project)PUT	2.500%	3/1/13	7,500	7,524
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	5,866
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.000%	1/1/15	2,060	2,268
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/14	4,995	5,422
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15	3,685	4,057
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/17	8,165	8,986
Paulding County GA School District GO	5.000%	8/1/11	1,000	1,012
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/11	10,000	10,159
Savannah GA Economic Development Authority Pollution Control Revenue
(International Paper Co. Projects)	5.100%	8/1/14	3,000	3,155
				377,083
Hawaii (0.6%)
Hawaii GO	5.000%	7/1/11 (2)	24,310	24,508
Hawaii GO	5.000%	7/1/12 (2)	23,735	25,004
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,650
Hawaii GO	5.000%	6/1/16	13,920	16,140
Hawaii Highway Revenue	5.375%	7/1/11 (Prere.)	5,125	5,170
Honolulu HI City & County GO	5.000%	7/1/11 (14)	4,750	4,789
Honolulu HI City & County GO	5.250%	7/1/11 (14)	3,900	3,933
Honolulu HI City & County GO	5.000%	7/1/12 (14)	4,320	4,552
				87,746
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/13	4,070	4,407

Illinois (2.9%)
Chicago IL Board of Education (School Reform) GO	0.000%	12/1/11 (14)	5,185	5,131
Chicago IL Board of Education (School Reform) GO	0.000%	12/1/13 (14)	13,400	12,506
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,670
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,715
Chicago IL GO	5.000%	1/1/14 (4)	37,590	39,993
Chicago IL GO	5.000%	1/1/14 (Prere.)	4,135	4,590
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,668
Chicago IL GO VRDO	0.270%	5/2/11	3,300	3,300
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/12 (4)	2,500	2,564

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/13 (4)	4,200	4,403
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/14 (4)	4,035	4,301
4	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	7,500	8,248
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.260%	5/6/11 LOC	24,170	24,170
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.510%	5/6/11 (4)	21,135	21,135
	Chicago IL Sales Tax Revenue VRDO	0.270%	5/2/11	4,275	4,275
	Du Page & Will Counties IL Community School District GO	5.500%	12/30/11 (Prere.)	4,725	4,890
	Illinois Build Revenue	5.000%	6/15/16	10,000	11,071
1	Illinois Educational Facilities Authority Revenue (Northwestern University) TOB VRDO	0.260%	5/6/11	6,935	6,935
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	5,000	5,233
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.875%	2/12/15	5,000	5,007
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,830
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,461
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	3.875%	5/1/12	5,000	5,166
	Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15	10,000	10,905
	Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.250%	8/15/16	4,270	4,569
	Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/14	5,500	6,031
	Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/16	1,500	1,597
	Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/17	2,500	2,652
	Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/12 (4)	4,200	4,343
	Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/13 (4)	4,275	4,497
	Illinois Finance Authority Revenue (Resurrection Health Care)	5.000%	5/15/13 (4)	4,300	4,523
	Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,660
	Illinois GO	5.500%	8/1/14 (14)	8,295	8,938
	Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	4,810	5,047
	Illinois Sales Tax Revenue	5.250%	6/15/12	2,000	2,095
	Illinois Sales Tax Revenue	5.000%	6/15/15	10,110	11,050
	Illinois TAN	3.000%	5/20/11	35,000	35,031
	Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	19,503
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/11 (14)	20,000	19,781
1	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.270%	5/6/11	19,050	19,050
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,580
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,277
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,503
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,187
1	University of Illinois Auxiliary Facilities System Revenue TOB VRDO	0.310%	5/6/11 (14)	9,455	9,455
	Winnebago & Bonne Counties IL School District GO	5.000%	2/1/12 (2)	4,000	4,098
	Winnebago & Boone Counties IL School District GO	5.000%	2/1/13 (2)	5,000	5,229
					401,863
Indiana (1.6%)
	Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	4,810	5,225
	Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	1.650%	6/1/11	10,000	10,000
	Indiana Finance Authority Facilities Revenue (Indiana Government Center South)	5.000%	7/1/12	13,725	14,388
	Indiana Finance Authority Facilities Revenue (Miami Correctional Facility)	5.000%	7/1/13	6,620	7,124
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis
	Health Services Inc. Obligated Group)	5.000%	11/1/13	3,000	3,230
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis
	Health Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,813
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis
	Health Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,759
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis
	Health Services Inc. Obligated Group)	5.000%	11/1/15	3,570	3,917
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis
	Health Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,310
	Indiana Finance Authority Health System Revenue (Sisters of St. Francis
	Health Services Inc. Obligated Group) VRDO	0.220%	5/6/11 LOC	10,000	10,000
	Indiana Finance Authority Lease Revenue	5.000%	11/1/13	10,585	11,494
	Indiana Finance Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12	10,000	10,052
	Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/17	7,625	8,868
	Indiana Health & Educational Facility Financing Authority Revenue
	(Ascension Health Credit Group) PUT	4.100%	11/3/16	10,000	10,683
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/11	5,500	5,629
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/13	3,750	4,016
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	16,538
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,695	2,962
	Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	3,190	3,374
[1,2]	Monroe County IN Hospital Authority Revenue (Bloomington Hospital)	1.350%	7/1/14	994	979
[1,2]	Monroe County IN Hospital Authority Revenue (Bloomington Hospital)	1.470%	7/1/16	6,843	6,723
	Purdue University Indiana University Student Fee Revenue	4.500%	7/1/16	1,500	1,705
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/16	1,300	1,507
	Purdue University Indiana University Student Fee Revenue	5.000%	7/1/17	1,000	1,162
	Rockport IN Pollution Control Revenue (AEP Generating Co. Project) PUT	4.150%	7/15/11 (2)	10,000	10,052

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	12,129
St. Joseph County IN Educational Facilities Revenue
(University of Notre Dame Du Lac Project) PUT	3.875%	3/1/12	7,500	7,666
1 Tri-Creek Middle School Building Corp. Indiana Revenue TOB VRDO	0.260%	5/6/11	14,210	14,210
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,465
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	27,934
				226,914
Iowa (0.1%)
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/14 (12)	2,800	3,015
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,605
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,815
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/14	1,065	1,152
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/16	2,320	2,535
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/17	1,300	1,443
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	6,069
				18,634
Kansas (0.5%)
Kansas Department of Transportation Highway Revenue	5.000%	9/1/13	32,590	35,856
Kansas Development Finance Authority Revenue (Sisters of Charity
of Leavenworth Health System)	5.000%	1/1/15	2,895	3,161
Kansas Development Finance Authority Revenue (Sisters of Charity
of Leavenworth Health System)	5.000%	1/1/16	5,615	6,157
Kansas Development Finance Authority Revenue (Sisters of Charity
of Leavenworth Health System)	5.000%	1/1/17	5,670	6,214
Newton KS Hospital Revenue (Newton Healthcare Corp.) VRDO	0.310%	5/6/11 LOC	4,440	4,440
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/12	1,525	1,612
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/14	1,000	1,106
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,184
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/15	4,000	4,388
				65,118
Kentucky (0.9%)
Kentucky Asset/Liability Commission General Fund Revenue	5.000%	9/1/12 (14)	13,065	13,822
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group) VRDO	0.230%	5/6/11 LOC	2,000	2,000
Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/11/14	17,000	18,791
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	40,000	45,776
Kentucky Property & Building Commission Revenue	5.250%	10/1/16 (4)	6,000	6,925
Kentucky Property & Building Commission Revenue	5.000%	11/1/16	5,340	6,064
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	5.625%	12/3/12	10,000	10,522
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.900%	4/2/12	15,000	15,059
Warren County KY Hospital Revenue (Bowling Green-Warren County
Community Hospital Corp. Project)	5.000%	8/1/11	770	777
Warren County KY Hospital Revenue (Bowling Green-Warren County
Community Hospital Corp. Project)	5.000%	8/1/12	810	839
Warren County KY Hospital Revenue (Bowling Green-Warren County
Community Hospital Corp. Project)	5.000%	8/1/13	855	898
Warren County KY Hospital Revenue (Bowling Green-Warren County
Community Hospital Corp. Project)	5.000%	8/1/16	990	1,045
				122,518
Louisiana (0.5%)
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.250%	6/1/14 (2)	5,000	5,348
1 Louisiana Gas & Fuels Tax Revenue TOB VRDO	0.270%	5/6/11	15,000	15,000
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.010%	5/5/11	25,000	24,998
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,715
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.850%	6/1/38	4,770	4,972
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	4,986
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,469
Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,424
Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,243
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/13	2,675	2,742
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	4,068
				74,965
Maine (0.1%)
Maine GO	5.000%	7/15/12 (2)	8,055	8,504
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/13	2,090	2,291
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,891
				15,686

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland (1.6%)
Maryland Department of Transportation Revenue	4.000%	5/15/15	6,250	6,900
Maryland Economic Development Corp. Revenue (Chesapeake Bay Conference Center Project)	4.750%	12/1/11	250	248
Maryland GO	5.000%	8/1/11	18,200	18,420
Maryland GO	5.000%	3/15/12	20,415	21,256
Maryland GO	5.000%	8/1/14	10,000	11,292
Maryland GO	5.000%	3/1/16	13,720	15,977
Maryland GO	5.000%	11/1/16	15,100	17,800
Maryland GO	5.000%	3/15/17	23,445	27,580
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/13	3,000	3,229
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/13	2,395	2,552
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/14	3,150	3,395
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/15	5,900	6,388
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System) VRDO	0.260%	5/6/11 LOC	4,200	4,200
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/13	9,085	9,911
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/14	9,615	10,768
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/15	9,995	11,422
Maryland Transportation Authority GAN	5.000%	3/1/12	5,000	5,199
Maryland Transportation Authority GAN	5.000%	3/1/14	8,000	8,915
Montgomery County MD GO	5.000%	5/1/14	12,310	13,802
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/13	4,200	4,499
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/14	8,500	9,295
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/16	2,630	2,950
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17	4,000	4,718
				220,716
Massachusetts (3.6%)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/12 (Prere.)	3,395	3,578
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.650%	5/2/11	10,000	10,000
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.650%	5/2/11	15,875	15,875
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.800%	5/6/11	33,270	33,270
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.860%	5/6/11	9,955	9,955
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.860%	5/6/11	21,640	21,640
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.960%	5/6/11	13,290	13,290
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	5,000	5,166
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	2,500	2,583
1 Massachusetts Development Finance Agency Revenue (Harvard University) TOB VRDO	0.290%	5/6/11	9,465	9,465
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,624
2 Massachusetts GO	0.500%	5/5/11	15,000	15,005
2 Massachusetts GO	0.640%	5/5/11	35,000	34,991
Massachusetts GO	5.500%	11/1/11 (4)	34,300	35,202
Massachusetts GO	5.000%	8/1/12	4,945	5,228
Massachusetts GO	5.000%	9/1/12	8,000	8,486
Massachusetts GO	5.500%	11/1/12 (4)	9,000	9,677
2 Massachusetts GO	0.740%	2/1/14	15,000	15,000
Massachusetts GO	5.000%	8/1/14	11,965	13,449
Massachusetts GO	5.000%	8/1/14	11,635	13,079
Massachusetts GO	5.000%	11/1/14	2,350	2,659
Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	4,393
Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,470
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,276
1 Massachusetts GO TOB VRDO	0.800%	5/6/11 LOC	18,330	18,330
1 Massachusetts GO TOB VRDO	0.800%	5/6/11 LOC	12,920	12,920
Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center) VRDO	0.250%	5/6/11 LOC	5,700	5,700
1 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.260%	5/6/11	7,500	7,500
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/13	2,000	2,156
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,234
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,589
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.100%	4/19/12	8,000	8,278
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	2.700%	2/20/14	5,000	5,067
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/16	2,000	2,254
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,912
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/11 (4)	12,000	12,166
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	10,000	11,123
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	4,550	5,121
Massachusetts Special Obligation Revenue	5.500%	6/1/12	10,000	10,516

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Resources Authority Revenue	5.250%	8/1/15 (14)	3,000	3,473
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.800%	5/6/11 LOC	27,745	27,745
Massachusetts Water Resources Authority Revenue VRDO	0.250%	5/6/11	19,400	19,400
Springfield MA GO	5.000%	8/1/11 (14)	3,500	3,539
University of Massachusetts Building Authority Revenue	5.000%	11/1/11 (2)	6,905	7,057
University of Massachusetts Building Authority Revenue	5.000%	11/1/16	7,555	8,820
				499,261
Michigan (2.6%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,646
Detroit MI City School District GO	5.000%	5/1/11 (3)	3,510	3,511
Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,480
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,763
Detroit MI Sewer System Revenue PUT	5.500%	1/1/12 (14)	19,750	20,120
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	7/15/11	23,000	23,225
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.000%	1/15/12	25,000	25,749
Michigan (New Center Development Inc.) COP PUT	5.000%	9/1/11 (14)	33,000	33,294
Michigan Building Authority Revenue	5.000%	10/15/12 (2)	5,615	5,896
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	7,200	7,757
Michigan Building Authority Revenue PUT	5.000%	10/15/11 (2)	12,000	12,193
Michigan Finance Authority State Aid RAN	2.000%	8/19/11	7,500	7,536
Michigan GO	5.000%	9/15/11 (4)	4,755	4,836
Michigan GO	5.000%	5/1/14	12,000	13,187
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,549
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/12	17,000	17,715
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13	15,000	15,044
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,431
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.500%	11/15/15	2,000	2,171
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/16	6,140	6,495
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/15	1,000	1,111
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	3.550%	10/1/11	6,700	6,790
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,652
Michigan State University Revenue	5.000%	8/15/13	6,620	7,230
Michigan State University Revenue	5.000%	2/15/14	5,385	5,948
Michigan State University Revenue	5.000%	8/15/14	7,005	7,843
Michigan State University Revenue	5.000%	2/15/15	3,910	4,413
Michigan State University Revenue	5.000%	8/15/15	1,000	1,141
Michigan State University Revenue	5.000%	2/15/17	6,135	7,088
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,295
Michigan Trunk Line Revenue	5.000%	9/1/12 (4)	13,015	13,733
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,261
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,520
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,021
University of Michigan University Revenue	5.250%	12/1/11	5,000	5,129
University of Michigan University Revenue	5.250%	12/1/12	8,500	9,023
University of Michigan University Revenue	4.000%	4/1/16	10,650	11,770
University of Michigan University Revenue	4.000%	4/1/17	11,385	12,582
				358,148
Minnesota (1.2%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,060
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,330
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/15	1,700	1,867
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/16	1,900	2,089
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Children’s Hospital Clinics) VRDO	0.290%	5/2/11 (4)	31,300	31,300
Minneapolis MN Health Care System Revenue (Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	42,168
Minneapolis MN Health Care System Revenue (Allina Health System)	6.000%	11/15/12 (Prere.)	4,000	4,340
Minnesota GO	4.000%	12/1/13	3,900	4,217
Minnesota GO	5.000%	12/1/13	10,615	11,787
Minnesota GO	5.000%	8/1/14	6,970	7,870
Minnesota GO	5.000%	12/1/14	8,145	9,278
Minnesota GO	5.000%	12/1/15	8,145	9,473
Minnesota GO	5.000%	12/1/16	8,150	9,620
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/15	1,170	1,273
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/16	1,250	1,365
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/17	1,000	1,092
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/13	7,825	8,380
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,704

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,746
University of Minnesota Revenue	5.000%	12/1/17	10,000	11,720
				169,679
Mississippi (0.2%)
Mississippi GO	5.250%	11/1/14	8,970	10,212
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,605
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/11	1,000	1,011
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/12	1,000	1,042
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,617
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,790
				25,277
Missouri (0.6%)
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/13 (Prere.)	15,320	16,961
Kansas City MO Special Obligation Revenue VRDO	0.270%	5/6/11 LOC	9,900	9,900
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/16/12	10,000	10,069
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/12 (Prere.)	10,000	10,354
Missouri Highways & Transportation Commission Road Revenue	3.000%	2/1/13	15,645	16,328
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/12 (14)	2,000	2,043
St. Joseph MO Industrial Development Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.240%	5/6/11 LOC	18,500	18,500
				84,155
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	5,870	6,453
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,305	5,831
				12,284
Nebraska (0.1%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,182
1 Nebraska Investment Finance Authority Single Family Housing Revenue TOB VRDO	0.260%	5/6/11	8,000	8,000
Omaha NE Public Power District Electric Revenue	5.500%	2/1/14	3,855	4,081
				17,263
Nevada (1.4%)
Clark County NV Airport BAN	5.000%	7/1/12	20,000	20,918
1 Clark County NV GO TOB VRDO	0.250%	5/6/11 LOC	16,920	16,920
Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	0.270%	5/6/11 LOC	9,300	9,300
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/13	6,355	6,744
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/14	6,100	6,562
Clark County NV School District GO	5.500%	12/15/11 (Prere.)	5,000	5,164
Clark County NV School District GO	5.000%	6/15/12 (14)	5,380	5,636
Clark County NV School District GO	5.000%	6/15/12	10,115	10,596
Clark County NV School District GO	5.000%	6/15/13 (14)	16,050	17,257
Clark County NV School District GO	5.000%	6/15/14	4,000	4,376
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	10,590
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	19,697
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,568
Clark County NV Water Reclamation District GO	5.000%	7/1/11 (14)	6,735	6,789
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.000%	7/1/14	8,000	8,503
Nevada GO	5.000%	12/1/12 (4)	11,165	11,904
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/12 (14)	14,495	15,367
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,586
				188,477
New Hampshire (0.2%)
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,636
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,566
New Hampshire GO	5.000%	8/15/16	4,280	4,993
New Hampshire GO	5.000%	8/15/17	3,200	3,746
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.000%	7/1/14	8,430	9,283
				22,224
New Jersey (5.7%)
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.250%	11/1/12 (4)	6,260	6,699
Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.625%	12/3/12	4,625	4,650
New Jersey Building Authority Revenue	5.000%	6/15/11	15,090	15,177
New Jersey Building Authority Revenue	5.000%	6/15/12	11,465	12,004
New Jersey Building Authority Revenue	5.000%	6/15/14	6,790	7,366
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,408
New Jersey COP	5.000%	6/15/16	6,695	7,217
New Jersey Economic Development Authority Revenue (Montclair Art Museum Project) VRDO	0.270%	5/6/11 LOC	5,260	5,260

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/13 (ETM)	14,670	15,826
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	25,000	27,479
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/14	14,565	15,626
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	37,500	41,375
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,195
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	10,000	10,738
New Jersey Economic Development Authority Revenue
(Kapkowski Road Landfill Improvement District Project (City of Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	35,370
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC—Montclair State University Student Housing Project)	5.000%	6/1/15	2,525	2,649
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC—Montclair State University Student Housing Project)	5.000%	6/1/16	2,905	3,029
New Jersey Economic Development Authority Revenue(Provident Group-Montclair Properties LLC–
Montclair State University Student Housing Project)	5.000%	6/1/17	3,525	3,624
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/14	11,165	12,013
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/15	11,255	12,253
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	6.000%	12/1/14	5,015	5,485
New Jersey Equipment Lease Purchase COP	5.000%	6/15/11	4,000	4,017
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,464
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,420	5,827
New Jersey GO	5.000%	8/15/16	12,120	13,756
New Jersey GO	5.000%	8/15/17	11,660	13,256
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/12	6,955	7,245
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Capital Asset Pooled Program) VRDO	0.240%	5/6/11 LOC	17,400	17,400
1 New Jersey Health Care Facilities Financing Authority Revenue
(Meridian Health System Obligated Group) TOB VRDO	0.410%	5/6/11 (12)	9,585	9,585
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,676
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,700
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/15	15,860	17,000
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,733
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,153
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,879
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/14	6,540	7,132
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/11 (14)	30,000	30,909
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/12 (14)	4,200	4,408
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	12/15/12 (4)	8,000	8,639
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/13 (14)	22,680	24,764
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	22,111
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	7,500	8,200
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	10,000	10,934
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.290%	5/6/11 LOC	12,000	12,000
1 New Jersey Turnpike Authority Revenue TOB VRDO	0.310%	5/6/11 LOC	8,580	8,580
1 New Jersey Turnpike Authority Revenue TOB VRDO	0.360%	5/6/11 (4)	9,220	9,220
New Jersey Turnpike Authority Revenue VRDO	0.280%	5/6/11 LOC	27,000	27,000
New Jersey Turnpike Authority Revenue VRDO	0.600%	5/6/11 (4)	36,530	36,530
Newark NJ GO	5.000%	10/1/11 (ETM)	2,000	2,040
Salem County NJ Pollution Control Financing Authority Revenue
(Public Service Electric & Gas Co. Project) PUT	0.950%	11/1/11	16,500	16,500
Tobacco Settlement Financing Corp. New Jersey Revenue	4.250%	6/1/11	4,905	4,911
Tobacco Settlement Financing Corp. New Jersey Revenue	4.250%	6/1/12	5,000	5,056
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/12 (Prere.)	10,200	10,714
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/12 (Prere.)	14,495	15,402
Tobacco Settlement Financing Corp. New Jersey Revenue	6.250%	6/1/13 (Prere.)	18,515	20,631
Tobacco Settlement Financing Corp. New Jersey Revenue	6.750%	6/1/13 (Prere.)	7,815	8,789
Tobacco Settlement Financing Corp. New Jersey Revenue	7.000%	6/1/13 (Prere.)	17,705	19,999
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	2,000	2,032
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/24 (Prere.)	7,705	7,774
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/32 (Prere.)	59,165	61,604
Tobacco Settlement Financing Corp. New Jersey Revenue	6.375%	6/1/32 (Prere.)	10,000	10,986
				786,999
New Mexico (1.1%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	11,960
Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	4.000%	8/1/12 (3)	8,000	8,030
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/16	10,000	10,654
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/16	7,000	7,554
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17	5,000	5,351
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/17	9,000	10,496
New Mexico GO	5.000%	3/1/13	8,000	8,648
New Mexico GO	5.000%	3/1/13	10,000	10,810

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico GO	5.000%	3/1/14	9,410	10,482
New Mexico GO	5.000%	3/1/16	19,290	22,385
1 New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) TOB VRDO	0.260%	5/6/11	6,660	6,660
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.270%	5/6/11	28,150	28,150
New Mexico Severance Tax Revenue	5.000%	7/1/11 (2)	2,000	2,016
New Mexico Severance Tax Revenue	5.000%	7/1/11	1,000	1,008
New Mexico Severance Tax Revenue	5.000%	7/1/12	1,550	1,633
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	7,022
				152,859
New York (10.7%)
Albany NY Industrial Development Agency Civic Facility Revenue
(Albany Medical Center Hospital Project) VRDO	0.280%	5/6/11 LOC	4,640	4,640
Battery Park City NY Authority Revenue	5.250%	11/1/16	14,275	15,633
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,291
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/14	2,000	2,189
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	3,635	4,039
Hempstead NY GO	3.000%	4/15/15	5,260	5,594
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/11 (4)	16,690	16,682
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/12 (14)	48,900	51,051
Long Island NY Power Authority Electric System Revenue	5.250%	6/1/13	15,690	17,018
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/16	6,000	6,687
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/17	5,000	5,556
1 Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.260%	5/6/11 (13)	14,605	14,605
1 Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.260%	5/6/11 (13)	10,980	10,980
Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax) VRDO	0.750%	5/6/11 (4)	30,000	30,000
Metropolitan New York Transportation Authority Revenue (Service Contract)	5.500%	7/1/14	15,460	17,226
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/11	22,080	22,643
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/12	3,500	3,708
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/12	14,110	15,002
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/13	3,325	3,599
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,820
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	58,230
1 Metropolitan New York Transportation Authority Revenue TOB VRDO	0.800%	5/6/11 LOC	10,585	10,585
New York City NY Cultural Resources Revenue (Julliard School) PUT	2.750%	7/1/12	8,000	8,193
New York City NY GO	5.000%	8/1/11	5,000	5,059
New York City NY GO	5.000%	8/1/12	8,000	8,444
New York City NY GO	5.000%	8/1/12	8,450	8,918
New York City NY GO	5.250%	8/1/12	4,085	4,128
New York City NY GO	5.000%	8/15/13	2,690	2,931
New York City NY GO	5.000%	8/1/14	25,000	27,822
New York City NY GO	5.750%	8/1/14 (2)	7,785	8,240
New York City NY GO	5.000%	8/15/14	12,890	14,360
New York City NY GO	5.000%	9/1/14	16,860	18,805
New York City NY GO	5.000%	8/1/15	26,260	29,722
New York City NY GO	5.000%	8/1/15	7,885	8,687
New York City NY GO	5.000%	8/1/15	10,815	12,241
New York City NY GO	5.000%	8/15/15	17,910	20,288
New York City NY GO	5.000%	9/1/15	21,325	24,180
New York City NY GO	5.000%	2/1/16	1,000	1,133
New York City NY GO	5.000%	3/1/16	2,500	2,836
New York City NY GO	5.000%	3/1/16	10,795	12,248
New York City NY GO	5.000%	4/1/16	3,500	3,977
New York City NY GO	5.000%	8/1/16	27,500	31,415
New York City NY GO	5.000%	8/1/16	1,000	1,142
New York City NY GO	5.000%	8/1/16	1,000	1,142
New York City NY GO	5.000%	8/1/17	9,750	11,111
New York City NY GO	5.000%	8/1/17	6,470	7,373
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/12	6,665	6,888
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/17	8,150	8,988
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	5/1/12	5,000	5,176
New York City NY Housing Development Corp. Revenue (Capital Fund Program)	5.000%	7/1/12 (14)	5,000	5,230
New York City NY Industrial Development Agency Civic Facility Revenue
(USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,870
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.260%	5/6/11	8,000	8,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.320%	5/6/11	20,855	20,855
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.320%	5/6/11	8,400	8,400
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.270%	5/6/11 (4)	14,000	14,000
New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	11/1/26	24,375	24,944

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/11	14,370	14,708
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/13	12,320	13,581
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	5,610	6,328
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	9,197
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	10,115	11,772
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	43,485	50,607
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	16,500	18,529
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	23,293
New York NY GO	5.000%	8/1/17	13,590	15,487
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/17	6,240	7,052
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	9,000	9,917
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,458
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine
of New York University)	4.000%	7/1/11	500	503
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine
of New York University)	5.000%	7/1/16	1,260	1,391
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine
of New York University)	5.000%	7/1/17	1,750	1,927
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/11	1,000	1,006
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/12	1,000	1,033
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/12	5,250	5,635
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/13	3,450	3,730
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/14	3,760	4,185
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	3,935	4,469
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	16,740	19,368
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	9,500	10,991
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.260%	5/6/11	6,800	6,800
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/16	8,500	9,580
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/17	10,510	11,847
New York State Dormitory Authority Revenue (St. John’s University) VRDO	0.250%	5/6/11 LOC	23,050	23,050
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.500%	5/15/13 (14)	20,350	21,206
New York State Dormitory Authority Revenue (State University Educational Facilities) PUT	5.250%	5/15/12	12,560	13,154
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) ARS	0.585%	5/6/11 (14)	14,650	13,912
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	8,500	8,588
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	7,500	7,577
New York State Energy Research & Development Authority Pollution Control Revenue
(Rochester Gas & Electric Corp. Project) PUT	4.750%	7/1/16 (14)	2,250	2,366
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.250%	7/15/14	2,160	2,452
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.500%	12/1/15	5,410	5,766
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.250%	6/1/18	7,000	7,406
New York State Municipal Bond Bank Agency Special School Purpose Revenue	5.250%	12/1/18	8,415	8,903
New York State Thruway Authority Revenue	4.000%	7/15/11	35,000	35,277
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.250%	10/1/11 (Prere.)	7,500	7,658
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	16,232
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	45,098
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,512
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	20,474
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/16	6,620	7,628
New York State Thruway Authority Revenue (Service Contract)	5.500%	4/1/13	5,500	5,738
New York State Urban Development Corp. Revenue	5.000%	1/1/15	5,000	5,551
New York State Urban Development Corp. Revenue	5.250%	1/1/17	8,000	9,138
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,699
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	23,316
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	23,240
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/12	6,500	6,696
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	27,950	31,030
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	28,138
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	3,340	3,759
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	19,295	21,717
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/12	10,000	10,362
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/12	7,000	7,330
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/17	14,950	15,003
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/18	20,000	20,810
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/14 (ETM)	2,045	2,268
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/14	11,690	13,220
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/16	8,170	8,543
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17	8,600	8,914
				1,482,649

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (2.7%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,735
Cabarrus NC COP	5.000%	1/1/16	4,555	5,142
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,402
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/13	1,420	1,553
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,430
Durham NC COP	5.000%	6/1/11	1,080	1,084
Durham NC COP	5.000%	6/1/13	1,000	1,085
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/17	5,000	5,789
Guilford County NC GO	5.000%	8/1/15	8,250	9,523
Guilford County NC GO	5.000%	8/1/16	5,000	5,870
Guilford County NC GO	5.000%	8/1/17	5,000	5,909
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project) VRDO	0.370%	5/6/11 (4)	11,600	11,600
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	1.650%	6/1/11	32,500	32,501
North Carolina Capital Improvement GO	5.000%	5/1/17	9,600	11,158
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	7,000	7,731
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/12	9,565	9,851
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/13	5,000	5,320
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/14	5,000	5,426
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/14	6,000	6,580
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/15	3,465	3,807
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/15	20,000	21,972
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/16	2,725	3,010
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/16	3,000	3,313
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/17	2,500	2,762
North Carolina GO	5.000%	3/1/12	13,980	14,531
North Carolina GO	5.000%	3/1/14	23,160	25,839
North Carolina Medical Care Commission Health Care Facilities Revenue
(Duke University Health System) VRDO	0.240%	5/6/11	53,600	53,600
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/14	2,775	2,915
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/15 (4)	7,370	7,687
North Carolina Medical Care Commission Hospital Revenue (CaroMont Health) VRDO	0.250%	5/6/11 LOC	4,995	4,995
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) VRDO	0.270%	5/6/11	8,800	8,800
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/16	1,705	1,914
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/17	5,000	5,621
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13 (ETM)	1,340	1,449
North Carolina Municipal Power Agency Revenue	5.500%	1/1/13	2,835	3,041
Raleigh NC GO	5.000%	12/1/16	2,470	2,915
Raleigh NC GO	5.000%	12/1/16	2,605	3,075
Wake County NC GO	4.000%	2/1/14	15,000	16,284
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	17,312
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	25,660
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,950
				371,141
Ohio (4.0%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/14	20,120	22,016
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/15	10,170	11,175
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/16	11,830	13,075
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/13	10,000	10,551
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/17	6,000	6,550
Avon OH Local School District GO	5.250%	12/1/13 (Prere.)	2,400	2,681
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/11	5,000	5,009
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/12	1,480	1,508
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/14	5,495	5,597
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	2,014
Cincinnati OH City School District GO	5.375%	12/1/11 (Prere.)	3,350	3,450
Cincinnati OH City School District GO	5.000%	12/1/12 (4)	1,140	1,218
Cincinnati OH City School District GO	5.000%	12/1/13 (4)	2,000	2,204
Cincinnati OH City School District GO	5.000%	12/1/13 (Prere.)	5,525	6,111
1 Cincinnati OH City School District GO TOB VRDO	0.960%	5/6/11 LOC	5,635	5,635
Cincinnati OH Water System Revenue	5.500%	6/1/11 (Prere.)	2,000	2,009
Cleveland OH Airport System Revenue	5.000%	1/1/14	7,575	7,913
Cleveland OH GO	5.500%	12/1/11 (14)	1,340	1,359
Cleveland OH GO	5.250%	8/1/13 (Prere.)	2,400	2,648
Cleveland OH Income Tax Revenue (Police & Fire Pension Payment)	5.000%	5/15/17	1,190	1,324
1 Cleveland OH Water Works Revenue TOB VRDO	0.260%	5/6/11	4,700	4,700
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,739
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,372

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH GO	5.000%	6/15/12	7,955	8,364
Columbus OH GO	5.000%	9/1/12	5,600	5,939
Columbus OH GO	5.000%	9/1/13	5,600	6,157
Columbus OH GO	5.000%	9/1/13	10,430	11,468
Columbus OH GO	5.000%	12/15/13	5,000	5,548
Columbus OH GO	5.000%	9/1/16	9,225	10,789
Columbus OH GO	5.000%	6/1/18	8,000	9,415
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.230%	5/6/11 LOC	1,195	1,195
Hamilton County OH Convention Center Facilities Authority Revenue	5.250%	6/1/14 (Prere.)	1,270	1,443
Hamilton County OH Sewer System Revenue	5.000%	12/1/13 (14)	4,450	4,917
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,530
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,370
Jackson OH Local School District Stark & Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,924
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,857
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,857
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,666
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.360%	5/6/11 (4)	7,715	7,715
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	3,000	3,481
Montgomery County OH Revenue (Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,270	3,327
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	4.100%	11/10/11	12,000	12,232
Montgomery County OH Revenue (Catholic Health Initiatives) PUT	5.000%	11/12/13	6,000	6,514
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	4,000	4,278
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.375%	7/1/15	5,000	4,949
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,500	3,552
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,048
Ohio Building Authority Revenue (Administration Building Fund)	5.250%	10/1/15 (14)	11,780	13,422
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/11 (14)	5,000	5,097
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	4/1/12 (4)	3,055	3,182
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/14	12,000	13,333
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/15	1,200	1,355
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	10/1/16 (14)	14,830	17,101
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,105	1,209
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,520	1,662
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/13	1,050	1,148
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14	1,165	1,302
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14	2,300	2,571
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	1,225	1,383
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	2,420	2,732
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,285	1,465
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	2,540	2,897
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,650	1,882
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	2,670	3,041
Ohio Department of Administrative Services (Administrative Knowledge System Project) COP	5.000%	9/1/11 (14)	3,800	3,856
Ohio GO	5.000%	9/15/14	5,920	6,655
Ohio GO	5.000%	9/15/15	5,000	5,702
Ohio GO	5.000%	9/15/16	10,000	11,580
Ohio GO	5.000%	9/15/18	5,000	5,811
Ohio Higher Education Capital Facilities Revenue	5.000%	8/1/11	6,110	6,183
Ohio Higher Education Capital Facilities Revenue	5.250%	12/1/11	6,115	6,295
Ohio Higher Education GO	5.250%	11/1/11	5,000	5,125
Ohio Higher Education GO	5.250%	12/1/11 (14)	4,500	4,630
Ohio Higher Education GO	5.000%	8/1/12	6,525	6,895
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,793
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project)	5.500%	10/1/12 (Prere.)	5,000	5,349
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project)	5.000%	12/1/13 (Prere.)	3,885	4,297
Ohio Higher Educational Facility Commission Revenue
(Case Western Reserve University Project) VRDO	0.240%	5/6/11 LOC	5,000	5,000
Ohio Highway Capital Improvements GO	5.000%	5/1/11	2,800	2,801
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,572
Ohio Highway Capital Improvements GO	5.250%	5/1/12	6,805	7,142
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,835
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.260%	5/6/11	2,850	2,850
Ohio Hospital Revenue (University Hospitals Health System Inc.) PUT	3.750%	1/15/13	2,500	2,576
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,789
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,800
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,715
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,979
Ohio State University General Receipts Revenue	5.000%	12/1/13	6,000	6,614

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio State University General Receipts Revenue	5.000%	12/1/14	3,000	3,383
Ohio State University General Receipts Revenue	5.000%	12/1/16	3,515	4,068
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,906
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/17	4,000	4,660
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/13	4,000	4,421
Ohio Water Development Authority Fresh Water Revenue	5.000%	6/1/14 (Prere.)	6,300	7,108
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/11	4,030	4,141
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/13	7,000	7,615
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,171
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,439
Olentangy OH Local School District School Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,481
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/12	2,625	2,693
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,882
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/14	2,895	3,048
University of Cincinnati Ohio General Receipts Revenue	5.750%	6/1/11 (Prere.)	2,500	2,537
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/14	6,145	6,677
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/15	1,435	1,579
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/16	3,430	3,810
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/17	1,855	2,056
Westerville OH City School District GO	5.500%	6/1/11 (Prere.)	2,000	2,009
				553,703
Oklahoma (0.7%)
Grand River Dam Authority Oklahoma Revenue	6.250%	6/1/11 (2)	10,000	10,047
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/12 (4)	3,500	3,667
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	9/1/15 (14)	9,035	9,974
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/13	2,000	2,146
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	5,356
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	5,129
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.280%	5/2/11 (12)	7,000	7,000
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.400%	5/6/11 (12)	16,600	16,600
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,300	3,513
2 Oklahoma Municipal Power Authority Power Supply System Revenue PUT	1.010%	5/5/11	6,380	6,338
Oklahoma Water Resource Board Revenue	5.000%	4/1/15	8,640	9,558
Tulsa County OK Industrial Authority Capital Improvements Revenue	5.000%	5/15/11 (4)	5,300	5,311
Tulsa County OK Industrial Authority Capital Improvements Revenue	5.000%	5/15/11	10,000	10,020
				94,659
Oregon (0.7%)
Oregon Department Administrative Services COP	5.250%	11/1/11 (14)	12,090	12,388
Oregon Department Administrative Services COP	5.000%	5/1/14	3,750	4,153
Oregon Department Administrative Services COP	5.000%	5/1/15	4,160	4,687
Oregon Department Administrative Services COP	5.000%	5/1/16	3,105	3,547
Oregon Department Administrative Services Lottery Revenue	5.000%	4/1/16	2,185	2,518
Oregon Department Transportation Highway User Tax Revenue VRDO	0.700%	5/6/11	40,000	40,000
Oregon Department Transportation Highway Usertax Revenue	5.000%	11/15/14	5,880	6,653
4 Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/16	2,600	2,817
4 Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/17	3,090	3,339
4 Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18	3,500	3,741
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14	1,000	1,102
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15	1,500	1,621
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/15	1,000	1,123
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/16	1,700	1,840
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/16	2,000	2,247
Tri-County Metropolitan Transportation District Oregon (Payroll Tax & Grant Project)	5.000%	5/1/12 (14)	5,000	5,219
				96,995
Pennsylvania (8.5%)
Adams County PA GO	5.300%	5/15/11 (Prere.)	10,240	10,262
Allegheny County PA GO	5.000%	11/1/13	3,560	3,846
Allegheny County PA GO	5.000%	11/1/14	2,895	3,180
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	9/1/14	36,000	39,674
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	17,175	19,046
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	22,750	25,182
2 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) PUT	1.310%	5/5/11	10,000	9,913
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.260%	5/6/11	20,700	20,700
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,350	2,619
Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project) VRDO	0.270%	5/6/11	13,700	13,700
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	5,540	5,836

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	15,341
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/14	1,320	1,373
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/16	2,700	2,807
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/12	2,970	3,055
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,388
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,204
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,549
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,176
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,575
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,197
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	17,000	17,648
Delaware County PA Industrial Development Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.240%	5/6/11	1,200	1,200
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.300%	5/6/11	11,360	11,360
Lancaster County PA Convention Center Authority Revenue (Hotel Room Rental Tax) VRDO	0.280%	5/6/11 LOC	10,320	10,320
Lancaster County PA Hospital Authority Revenue (Lancaster General Hospital)	5.750%	9/15/13 (Prere.)	4,560	5,066
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/15	4,120	4,442
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/16	10,510	11,273
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/11	2,500	2,535
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/13	1,500	1,557
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/13	5,675	5,891
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/14	1,570	1,641
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.250%	11/15/15	1,120	1,185
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,393
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,885
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.230%	5/6/11	9,400	9,400
Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	0.210%	5/6/11	9,750	9,750
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	20,020	22,863
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,224
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,095
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	4,970
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PSEG Power LLC Project) VRDO	0.280%	5/6/11 LOC	16,500	16,500
Pennsylvania Economic Development Financing Authority Health System Revenue
(Jefferson Health System) VRDO	0.270%	5/6/11	18,000	18,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	5,500	5,534
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	12/3/12	11,375	11,435
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	7,000	7,136
Pennsylvania GO	5.500%	2/1/12	20,950	21,767
Pennsylvania GO	5.000%	8/1/12	20,705	21,891
Pennsylvania GO	5.500%	1/1/13	10,000	10,816
Pennsylvania GO	5.000%	2/15/14	6,000	6,661
Pennsylvania GO	5.000%	4/15/14	16,300	18,183
Pennsylvania GO	5.000%	7/1/14	27,300	30,628
Pennsylvania GO	4.000%	7/15/14	15,070	16,451
Pennsylvania GO	5.000%	9/1/14 (4)	46,600	52,514
Pennsylvania GO	5.000%	3/1/15	22,065	25,071
Pennsylvania GO	5.250%	7/1/15	28,630	33,081
Pennsylvania GO	5.000%	2/15/16	12,105	14,000
Pennsylvania GO	5.000%	7/1/16	5,355	6,235
Pennsylvania GO	5.000%	7/1/17	4,155	4,856
Pennsylvania GO	5.000%	7/15/17	15,005	17,543
1 Pennsylvania GO TOB VRDO	0.260%	5/6/11	19,320	19,320
Pennsylvania Higher Educational Facilities Authority Revenue (Gwynedd Mercy College) VRDO	0.240%	5/6/11 LOC	10,950	10,950
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	8/15/11 (2)	4,000	4,052
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University) VRDO	0.250%	5/6/11 LOC	5,300	5,300

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania) TOB VRDO	0.260%	5/6/11	4,740	4,740
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/14 (2)	9,610	10,572
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/16	3,735	4,159
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	9,740	10,872
Pennsylvania Industrial Development Authority Economic Development Revenue	5.000%	7/1/13	5,630	6,064
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/16 (2)	14,290	14,952
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/16	3,000	3,452
Pennsylvania State University Revenue VRDO	0.250%	5/6/11	3,400	3,400
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.400%	5/6/11 (4)	11,000	11,000
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/11 (14)	3,000	3,012
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (Prere.)	6,370	6,502
Pennsylvania Turnpike Commission Revenue	5.375%	7/15/11 (Prere.)	7,550	7,707
Pennsylvania Turnpike Commission Revenue	5.500%	7/15/11 (Prere.)	12,010	12,263
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,163
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	5,963
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,750
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,281
Pennsylvania Turnpike Commission Revenue VRDO	0.270%	5/6/11	9,693	9,693
Pennsylvania Turnpike Commission Revenue VRDO	0.290%	5/6/11	24,908	24,908
Pennsylvania Turnpike Commission Revenue VRDO	0.330%	5/6/11 (4)	10,000	10,000
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/14	2,355	2,558
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/15	4,570	5,016
Philadelphia PA Authority Industrial Development Revenue (Girard Estate Aramark Project) VRDO	0.260%	5/6/11 LOC	10,000	10,000
Philadelphia PA Gas Works Revenue	4.000%	8/1/11	1,360	1,368
Philadelphia PA Gas Works Revenue	5.500%	8/1/11 (Prere.)	3,315	3,358
Philadelphia PA Gas Works Revenue	5.000%	8/1/13	3,260	3,443
Philadelphia PA GO	5.000%	8/1/11 (11)	5,495	5,549
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	20,198
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,464
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	21,957
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.250%	5/2/11	1,700	1,700
Philadelphia PA Industrial Development Authority Lease Revenue VRDO	0.260%	5/6/11 LOC	33,305	33,305
Philadelphia PA School District GO	5.500%	8/1/11 (4)	5,100	5,163
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	6,200	6,440
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	10,235	10,895
Philadelphia PA Water & Waste Water Revenue	7.000%	6/15/11	28,500	28,729
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	7,100	7,845
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (2)	1,500	1,653
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	22,041
1 Philadelphia PA Water & Waste Water Revenue TOB VRDO	0.290%	5/6/11 (4)	3,350	3,350
Pittsburgh PA GO	5.500%	3/1/12 (Prere.)	5,330	5,561
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	5.875%	12/1/11 (Prere.)	9,660	10,069
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	4,915	5,134
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/13	6,265	6,752
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	6,011
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,613
St. Mary’s Hospital Authority Bucks County PA Revenue (Catholic Health Initiatives) VRDO	0.280%	5/6/11	10,000	10,000
State Public School Building Authority Pennsylvania School Revenue
(Daniel Boone School District Project)	5.000%	4/1/13 (Prere.)	10,000	10,810
State Public School Building Authority Pennsylvania School Revenue
(Philadelphia School District Project)	5.000%	6/1/13 (Prere.)	30,800	33,523
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/15	1,440	1,493
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/16	2,010	2,150
				1,174,846
Puerto Rico (0.9%)
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue	5.000%	7/1/11	2,650	2,667
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/12	4,510	4,684
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/13	4,000	4,263
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,448
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.500%	7/1/11 (2)	5,550	5,583
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.500%	7/1/12 (2)	3,000	3,113
Puerto Rico Municipal Finance Agency GO	5.000%	8/1/11	7,000	7,068
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	23,265	23,669
Puerto Rico Sales Tax Financing Corp. Revenue PUT	5.000%	8/1/11 (Prere.)	50,000	50,606
				118,101

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island (0.0%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,303

South Carolina (1.4%)
1 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project) TOB VRDO	0.270%	5/6/11	24,750	24,750
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/13	8,575	9,125
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/14	9,355	10,165
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/15	7,380	8,072
Greenville County SC School District GO	5.500%	12/1/16	13,450	15,646
1 Greenville County SC School District Installment Revenue TOB VRDO	0.250%	5/6/11	7,440	7,440
1 Greenwood SC Metropolitan Sewer System Revenue TOB VRDO	0.330%	5/6/11 (4)	5,625	5,625
1 Greer SC Combined Utility System Revenue TOB VRDO	0.290%	5/6/11 (13)	9,685	9,685
Oconee County SC Pollution Control Facilities Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,000	15,557
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	9,010
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	7,918
South Carolina Educational Facilities Authority for Private Nonprofit Institutions Revenue
(Converse College) VRDO	0.280%	5/6/11 LOC	5,120	5,120
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/16	2,000	2,176
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/17	2,320	2,514
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,694
South Carolina Public Service Authority Revenue	5.000%	1/1/16	5,000	5,758
South Carolina Public Service Authority Revenue	5.000%	1/1/17	2,000	2,318
South Carolina Transportation Infrastructure Revenue	5.100%	10/1/11 (Prere.)	10,000	10,197
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15 (2)	4,295	4,858
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/16	17,940	20,295
Spartanburg County SC Regional Health Services District Revenue VRDO	0.350%	5/6/11 (12)	12,995	12,995
Tobacco Settlement Revenue (Authority of South Carolina Tobacco Settlement)	5.000%	6/1/18	3,315	3,319
				194,237
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	12/1/11 (2)	1,000	1,027
South Dakota Building Authority Revenue	5.000%	12/1/12 (2)	3,005	3,211
				4,238
Tennessee (2.2%)
Blount County TN Public Building Authority Revenue (Local Government Public Improvement)	5.000%	6/1/11	10,000	10,041
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/14	1,500	1,611
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/15	1,390	1,510
Memphis TN Electric System Revenue	5.000%	12/1/11 (14)	17,000	17,463
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	51,279
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	14,533
Memphis TN GO	5.000%	10/1/17	2,500	2,900
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	7,162
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,672
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/17	10,000	11,699
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University)	5.000%	10/1/14	15,000	16,935
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,358
Shelby County TN GO	5.000%	4/1/13	4,000	4,333
Shelby County TN GO	5.000%	4/1/14	1,000	1,115
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/16	6,925	7,686
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/13	4,500	4,763
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.400%	5/6/11 (12)	56,000	56,000
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/11	2,230	2,248
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/12	2,300	2,417
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/13	3,600	3,912
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/14	4,805	5,343
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/15	5,390	6,089
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/16	2,500	2,861
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/11	5,000	5,058
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/12	10,000	10,414
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/13	28,000	29,475

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	9,000	9,160
Tennessee GO	5.000%	5/1/14	2,825	3,165
Tennessee GO	5.000%	5/1/16	3,200	3,733
				303,935
Texas (8.4%)
Board of Regents of the University of Texas System Revenue Financing System Revenue CP	5.250%	8/15/14	2,855	3,244
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/17	570	611
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18	1,450	1,541
1 Collin County TX GO TOB VRDO	0.260%	5/6/11	10,925	10,925
Dallas TX GO	5.000%	2/15/12	26,935	27,931
Dallas TX GO	5.000%	2/15/16	4,000	4,622
Dallas TX GO	5.000%	2/15/17	8,880	10,322
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/14	3,000	3,316
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	4,000	4,466
Denton TX Independent School District GO VRDO	0.280%	5/6/11	5,600	5,600
El Paso TX Water & Sewer Revenue	5.000%	3/1/14 (4)	2,175	2,405
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,691
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,597
Garland TX Independent School District GO	5.000%	2/15/12	4,210	4,368
Grapevine-Colleyville TX Independent School District School Building GO PUT	4.000%	8/1/12	26,440	27,433
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	9,000	8,995
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Hospital Project) TOB VRDO	0.260%	5/6/11	8,195	8,195
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/13	15,000	16,424
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/14	11,000	12,227
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15	6,530	7,290
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/13	500	551
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/16	1,000	1,158
Harris County TX Flood Control District GO	5.000%	10/1/11	5,005	5,104
Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	9,519
Harris County TX GO	6.000%	8/1/13 (14)	21,795	24,285
Harris County TX GO	5.000%	10/1/15	2,000	2,308
Harris County TX GO	5.000%	10/1/16	4,500	5,272
1 Harris County TX GO TOB VRDO	0.260%	5/6/11	6,575	6,575
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,705
Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	24,250	25,592
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,127
1 Houston TX Airport System Revenue TOB VRDO	0.260%	5/6/11	13,360	13,360
Houston TX GO	5.500%	3/1/16	6,905	8,079
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.240%	5/6/11	12,600	12,600
Houston TX Independent School District GO	0.000%	2/15/12	5,535	5,503
Houston TX Independent School District GO	5.000%	2/15/13	9,000	9,711
Houston TX Utility System Revenue	5.250%	11/15/11 (4)	4,425	4,540
Houston TX Utility System Revenue	5.000%	11/15/12 (4)	4,270	4,549
Houston TX Utility System Revenue	5.000%	11/15/14	5,385	6,073
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,739
Houston TX Utility System Revenue	5.250%	5/15/16 (14)	10,000	10,995
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,157
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	15,886
Houston TX Utility System Revenue PUT	5.000%	5/15/11 (Prere.)	12,000	12,025
Klein TX Independent School District Unlimited Tax Schoolhouse GO	5.000%	8/1/11	2,050	2,075
Lewisville TX Independent School District GO	5.000%	8/15/13	8,225	9,030
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	9,000	9,973
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,300	1,487
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,949
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,932
Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/16	2,000	2,256
Matagorda County TX Navigation District No. 1 Pollution Control Revenue
(AEP Texas Central Co. Project) PUT	5.125%	6/1/11	17,500	17,554
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.750%	5/1/15	8,500	8,668
North Texas Tollway Authority System Revenue	5.000%	1/1/12	5,580	5,730
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,091
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,871
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,692
North Texas Tollway Authority System Revenue (Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	11,319
North Texas Tollway Authority System Revenue PUT	5.250%	1/1/12	71,215	73,173
North Texas Tollway Authority System Revenue PUT	5.000%	1/1/13	31,190	32,805
Northside TX Independent School District GO PUT	2.100%	6/1/11	8,000	8,011

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northside TX Independent School District GO PUT	1.900%	8/1/14	15,500	15,753
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/13	24,325	26,093
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/14	12,360	13,220
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/16	7,790	8,147
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13 (4)	12,000	12,988
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/14	10,115	11,203
San Antonio TX Electric & Gas Systems Revenue	5.500%	2/1/14	6,210	6,962
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15	7,210	8,259
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.260%	5/6/11	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,821
San Antonio TX GO PUT	1.150%	12/3/12	17,900	17,956
San Antonio TX Hotel Occupancy Tax Revenue VRDO	0.290%	5/6/11 LOC	4,620	4,620
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/14	1,000	1,121
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	2,000	2,304
Spring Branch TX Independent School District GO	5.000%	2/1/13	3,000	3,232
Spring Branch TX Independent School District GO	5.000%	2/1/14	3,635	4,037
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/15	2,905	3,131
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/16	1,310	1,405
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/17	2,000	2,139
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,294
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,639
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/12	3,500	3,617
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/13	1,835	1,942
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/11	4,210	4,219
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/11	4,830	4,840
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/13	5,000	5,438
1 Texas A&M University System Revenue TOB VRDO	0.290%	5/6/11	5,555	5,555
1 Texas GO TOB VRDO	0.260%	5/6/11	35,000	35,000
Texas GO TRAN	2.000%	8/31/11	100,000	100,587
Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.730%	5/6/11	10,000	9,575
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/12	5,000	5,247
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/13	1,000	1,053
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	43,575	46,176
Texas State University System Revenue	5.000%	3/15/12	2,380	2,475
Texas State University System Revenue	5.000%	3/15/15	7,005	7,897
Texas Tech University System Revenue Financing System Revenue	4.000%	2/15/13	3,000	3,178
Texas Tech University System Revenue Financing System Revenue	3.000%	2/15/14	5,000	5,269
Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/15	4,000	4,532
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	20,000	20,152
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.260%	5/6/11	20,410	20,410
Texas Transportation Commission Revenue	5.000%	4/1/12	9,605	10,015
Texas Transportation Commission Revenue	5.000%	4/1/13	12,000	12,995
Texas Transportation Commission Revenue	5.000%	4/1/14	27,410	30,543
1 Texas University System Revenue Financing System Revenue TOB VRDO	0.260%	5/6/11	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/13	5,275	5,764
Texas Water Development Board Revenue	5.000%	7/15/13	1,375	1,503
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	7,358
Titus County TX Fresh Water Supply District Revenue	4.500%	7/1/11	3,500	3,517
University of Houston Texas Revenue	4.000%	2/15/13	2,000	2,112
University of Texas Permanent University Fund Revenue	5.250%	8/15/16	10,090	11,937
University of Texas System Revenue Financing System Revenue	5.000%	8/15/14	1,325	1,495
University of Texas System Revenue Financing System Revenue	5.000%	8/15/14	1,775	2,003
University of Texas System Revenue Financing System Revenue	5.000%	8/15/17	25,135	29,589
Waco TX Education Finance Corp. Revenue (Baylor University) VRDO	0.260%	5/6/11	15,000	15,000
				1,160,564
Utah (0.4%)
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/13	7,590	8,207
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/14	5,000	5,512
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/15	17,270	19,762
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	10,886
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/12 (Prere.)	4,425	4,750
				49,117
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,430
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,739
				14,169

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia (2.0%)
Arlington County VA Industrial Development Authority Hospital Revenue
(Virginia Hospital Center Arlington Health System)	5.000%	7/1/16	3,755	4,122
Chesapeake VA Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	3.600%	2/1/13	5,000	5,143
Clarke County VA Industrial Development Authority Hospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.360%	5/6/11 (4)	10,850	10,850
Fairfax County VA Water Authority Revenue	5.000%	4/1/14 (Prere.)	21,535	24,076
Norfolk VA GO	5.000%	3/1/15	5,910	6,727
Norfolk VA GO	5.000%	3/1/16	4,000	4,640
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	5,000	5,811
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15	2,825	3,255
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16	6,905	8,090
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/14	1,350	1,498
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/16	3,090	3,571
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/13	5,205	5,719
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/13	3,135	3,445
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/14	2,000	2,255
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	2,150	2,473
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/15	7,330	8,432
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/16	500	583
Virginia GO	5.000%	6/1/14	8,750	9,837
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/15	4,115	4,725
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	12,550	14,695
Virginia Public Building Authority Revenue	5.000%	8/1/13	5,000	5,479
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	9,001
Virginia Public School Authority Revenue	5.000%	8/1/11	9,000	9,109
Virginia Public School Authority Revenue	5.000%	8/1/11	1,500	1,518
Virginia Public School Authority Revenue	4.000%	8/1/12	3,605	3,767
Virginia Public School Authority Revenue	5.000%	8/1/13	7,655	8,388
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	4,292
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,394
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,722
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	17,225
Virginia Public School Authority Revenue	5.000%	8/1/16	35,860	41,845
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,832
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,780
Virginia Small Business Financing Authority Health Care Facilities Revenue (Sentara Healthcare)	5.000%	11/1/13	3,500	3,800
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,112
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	4.050%	5/1/14	6,750	7,087
				270,298
Washington (3.1%)
1 Bellevue WA GO TOB VRDO	0.260%	5/6/11	10,000	10,000
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	9,136
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,647
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/11	45,365	45,734
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/12	2,500	2,633
Energy Northwest Washington Electric Revenue (Project No. 1)	5.500%	7/1/17 (14)	8,000	8,414
Energy Northwest Washington Electric Revenue (Project No. 1)	6.000%	7/1/17 (14)	7,300	7,720
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	6,000	6,843
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	8,450	9,638
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/16	24,000	27,802
Energy Northwest Washington Electric Revenue (Project No. 3)	6.000%	7/1/16 (4)	10,000	10,593
Energy Northwest Washington Electric Revenue (Project No. 3)	6.000%	7/1/16 (2)	9,000	9,533
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/17	20,000	23,235
King County WA (Bellevue School District) GO	5.000%	12/1/11	18,000	18,495
1 King County WA Sewer Revenue TOB VRDO	0.290%	5/6/11	4,615	4,615
1 King County WA Sewer Revenue TOB VRDO	0.290%	5/6/11	6,470	6,470
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	4,000	4,458
Port of Seattle WA Revenue	5.000%	3/1/12 (4)	5,000	5,177
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	4,031

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	5,357
Tacoma WA Electric System Revenue	5.000%	1/1/12 (4)	5,000	5,154
Tacoma WA Electric System Revenue	5.000%	1/1/13 (4)	10,485	11,218
Tacoma WA Electric System Revenue	5.000%	1/1/14 (4)	25,720	28,268
Thurston County Washington School District GO	5.000%	6/1/13 (Prere.)	7,100	7,745
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/11	4,760	4,799
Washington GO	5.000%	7/1/11 (ETM)	50	50
Washington GO	5.000%	7/1/11	4,700	4,738
Washington GO	5.000%	7/1/12 (2)	11,530	12,150
Washington GO	5.000%	2/1/13	5,290	5,695
Washington GO	5.000%	7/1/13 (4)	4,890	5,341
Washington GO	5.000%	1/1/14	19,395	21,430
Washington GO	5.000%	2/1/14	11,105	12,299
Washington GO	5.000%	7/1/15 (2)	2,400	2,744
Washington GO	5.700%	10/1/15	6,250	6,796
Washington GO	5.000%	1/1/16	5,285	6,086
Washington GO	5.000%	1/1/16	20,000	23,030
Washington GO	5.000%	2/1/16	3,995	4,607
Washington GO	5.000%	2/1/16	13,040	15,038
Washington GO	5.000%	7/1/17	5,000	5,828
1 Washington GO TOB VRDO	0.260%	5/6/11	4,000	4,000
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,721
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,726
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/13	1,205	1,301
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,472
Washington Health Care Facilities Authority Revenue
(Southwest Washington Medical Center) VRDO	0.270%	5/6/11 LOC	6,780	6,780
				423,547
West Virginia (0.4%)
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/12	4,970	5,256
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/13	4,650	5,078
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/14	9,265	10,344
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/15	7,150	8,104
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co.—Amos Project) PUT	4.850%	9/4/13	6,000	6,342
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co.—Amos Project) PUT	3.125%	4/1/15	15,000	15,030
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/15	3,070	3,273
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	4.125%	9/1/16	1,755	1,787
				55,214
Wisconsin (1.4%)
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.000%	6/1/12 (Prere.)	5,000	5,300
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.125%	6/1/12 (Prere.)	4,160	4,318
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/16	3,125	3,642
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/17	3,370	3,944
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,534
Wisconsin GO	5.000%	5/1/12 (14)	15,775	16,502
Wisconsin GO	5.000%	5/1/13	7,750	8,411
Wisconsin GO	5.250%	5/1/13	16,810	18,327
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,575
Wisconsin GO	5.000%	5/1/16	10,530	12,193
Wisconsin GO	5.000%	5/1/16	13,870	16,060
Wisconsin GO	5.000%	5/1/16 (14)	11,240	12,261
Wisconsin GO	5.000%	5/1/17	8,000	9,288
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,100
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,583
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,158
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	7,905
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,256
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14	2,000	2,114
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16	10,390	11,157
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,449
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,199
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	11,446
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/14 (4)	4,145	4,591
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/15 (4)	11,390	12,804
Wisconsin Transportation Revenue	5.000%	7/1/12	1,000	1,054
Wisconsin Transportation Revenue	5.000%	7/1/13	1,100	1,201
Wisconsin Transportation Revenue	5.000%	7/1/15	2,000	2,288
				194,660
Total Tax-Exempt Municipal Bonds (Cost $13,147,034)				13,450,433

Limited-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
5 Vanguard Municipal Cash Management Fund (Cost $285,557)	0.239%	285,557,330	285,557
Total Investments (99.2%) (Cost $13,432,591)			13,735,990
Other Assets and Liabilities (0.8%)
Other Assets			233,741
Liabilities			(122,062)
			111,679
Net Assets (100%)			13,847,669

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	13,690,354
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(137,043)
Unrealized Appreciation (Depreciation)
Investment Securities	303,399
Futures Contracts	(9,041)
Net Assets	13,847,669

Investor Shares—Net Assets
Applicable to 275,505,694 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,038,922
Net Asset Value Per Share—Investor Shares	$11.03

Admiral Shares—Net Assets
Applicable to 979,910,429 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,808,747
Net Asset Value Per Share—Admiral Shares	$11.03

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $826,652,000, representing 6.0% of net assets.
2 Adjustable-rate security.
3 Securities with a value of $10,741,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2011.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (1.0%)
Alabama GO	5.250%	6/1/11 (Prere.)	5,105	5,127
Alabama GO	5.250%	6/1/11 (Prere.)	5,105	5,127
Alabama GO	5.250%	6/1/11 (Prere.)	5,155	5,178
Alabama GO	5.250%	6/1/11 (Prere.)	3,455	3,470
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,712
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	3,977
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/19	58,350	65,116
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/20	60,660	66,879
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/21	62,600	68,416
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/22	13,595	14,755
Auburn University Alabama General Fee Revenue	5.000%	6/1/16	3,690	4,265
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	1,550	1,797
Courtland AL Development Board Pollution Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	4,680
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	2,953
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,522
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	2,955
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	3,729
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	10,000	9,419
Jefferson County AL Sewer Revenue (Capital Improvement)	5.000%	8/1/12 (Prere.)	15,040	15,867
				288,944
Alaska (0.1%)
Anchorage AK Electric Revenue	8.000%	12/1/11 (14)	5,395	5,624
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	2,110	2,181
Northern Tobacco Securitization Corp. Alaska	4.625%	6/1/23	18,515	16,202
				24,007
Arizona (2.8%)
Arizona Board Regents Arizona State University System COP	5.000%	6/1/20 (2)	2,430	2,565
Arizona Board Regents Arizona State University System COP	5.000%	7/1/20 (14)	5,120	5,456
Arizona Board Regents Arizona State University System COP	5.000%	6/1/21 (2)	4,310	4,519
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/27	1,135	1,254
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/28	2,545	2,664
Arizona COP	5.000%	9/1/25 (4)	10,000	10,167
Arizona COP	5.000%	9/1/27 (4)	5,000	5,060
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/24	10,000	10,056
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/25	7,500	7,412
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	18,990
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	15,549
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	15,381
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	14,240
Arizona School Facilities Board COP	5.000%	9/1/11 (14)	10,000	10,139
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	26,128
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	36,810
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	22,780
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	28,360
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	13,979
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,210
Arizona School Facilities Board Revenue (School Improvement)	5.500%	7/1/11 (Prere.)	5,000	5,045
Arizona School Facilities Board Revenue (School Improvement)	5.500%	7/1/11 (Prere.)	5,500	5,550
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,722
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,930
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,410
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,230
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	12,752
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	17,964
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,255
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	10,725
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,012
Arizona Transportation Board Highway Revenue	5.000%	7/1/17	9,460	10,629
Arizona Transportation Board Highway Revenue	5.250%	7/1/18	4,000	4,181
Arizona Transportation Board Highway Revenue	5.250%	7/1/19	4,110	4,296
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	10,035	10,832
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	8,180	8,742
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	2,000	2,125

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,338
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,198
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/30	5,000	5,241
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,600
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,149
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,589
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,572
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,630
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	3,900
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	3,777
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	2,875
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	4,887
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	13,196
Glendale AZ Transportation Excise Tax Revenue	5.000%	7/1/23 (14)	4,235	4,436
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/16	6,500	6,916
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/17	10,000	10,592
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/18	6,000	6,287
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	6,738
Maricopa County AZ Unified School District GO	5.000%	7/1/21	11,915	13,298
Maricopa County AZ Unified School District GO	5.000%	7/1/22 (ETM)	4,810	5,625
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,394
Mesa AZ GO	5.250%	7/1/12 (14)	10,000	10,533
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,296
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	13,324
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/14	5,110	5,606
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23	5,000	5,228
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24	2,235	2,320
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/25	5,000	5,145
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27	9,530	9,696
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	9,555	9,723
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	13,330	13,167
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,840	8,438
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	19,000	20,123
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/20	5,165	5,709
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22 (14)	5,420	5,649
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.750%	7/1/24	7,805	8,163
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.375%	7/1/12 (14)	9,645	9,724
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.375%	7/1/13 (14)	5,000	5,038
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.375%	7/1/14 (14)	6,820	6,869
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24	2,500	2,752
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.500%	7/1/14 (14)	4,215	4,435
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21 (14)	4,200	4,528
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/28	4,890	5,141
Phoenix AZ GO	5.000%	7/1/20	5,150	5,720
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,841
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/27	10,000	10,538
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	2,750	2,886
Salt Verde AZ Financial Project Revenue	5.250%	12/1/21	3,500	3,504
Salt Verde AZ Financial Project Revenue	5.250%	12/1/22	3,790	3,753
Salt Verde AZ Financial Project Revenue	5.250%	12/1/23	8,335	8,095
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	4,485	4,270
Salt Verde AZ Financial Project Revenue	5.250%	12/1/25	18,880	17,855
Salt Verde AZ Financial Project Revenue	5.250%	12/1/26	2,645	2,466
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	8,054
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,559
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,713
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	14,204
Tucson AZ GO	7.375%	7/1/13	3,750	4,235
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,028
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,009
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/29	1,500	1,536
				810,230
California (12.8%)
1 Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28	5,030	5,231
1 Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29	5,300	5,482
2 Atwater CA Public Financing Authority Wastewater Revenue TOB VRDO	0.360%	5/6/11 (4)	16,995	16,995
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	16,140	16,607

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (10)	4,500	4,610
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/17 (14)	2,000	2,043
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/21	20,195	22,165
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/21	7,000	7,560
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	26,400	28,467
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/24	22,435	23,979
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	1,791
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	2,671
2 California Department of Veteran Affairs Revenue TOB VRDO	0.260%	5/6/11	11,140	11,140
California Department of Water Resources Power Supply Revenue	5.375%	5/1/12 (Prere.)	37,000	39,181
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	10,000	10,602
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	61,875	65,601
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (14)	8,000	8,413
California Department of Water Resources Power Supply Revenue	6.000%	5/1/12 (Prere.)	20,000	21,305
California Department of Water Resources Power Supply Revenue	6.000%	5/1/12 (Prere.)	10,000	10,652
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	5,000	5,749
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	7,790	8,957
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18	12,000	13,859
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	44,535	51,212
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	22,787
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	20,000	22,024
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	30,000	33,781
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	19,250	21,023
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	10,000	11,145
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	28,925	32,723
California Economic Recovery Bonds GO	5.000%	7/1/15	41,775	45,770
California Economic Recovery Bonds GO	5.000%	7/1/16	7,000	7,047
California Economic Recovery Bonds GO	5.000%	7/1/20	29,500	33,110
California Economic Recovery Bonds GO	5.250%	7/1/21	50,000	56,245
California GO	5.000%	4/1/12	2,500	2,594
California GO	5.250%	10/1/13 (14)	5,615	6,124
California GO	5.250%	2/1/14	20,000	21,585
California GO	5.000%	6/1/14 (Prere.)	8,580	9,617
California GO	5.000%	8/1/14	6,250	6,892
California GO	5.250%	11/1/14	10,000	10,847
California GO	5.000%	3/1/15	6,000	6,689
California GO	5.250%	11/1/15	10,225	10,988
California GO	6.000%	2/1/16	1,500	1,756
California GO	5.000%	4/1/16	10,000	11,292
California GO	5.000%	3/1/17	3,000	3,399
California GO	5.000%	4/1/17	9,500	10,768
California GO	5.000%	4/1/17	13,050	14,791
California GO	5.500%	4/1/18	45,035	52,385
California GO	6.000%	4/1/18	11,480	13,696
California GO	5.000%	9/1/18	33,800	37,163
California GO	5.000%	12/1/18	85	91
California GO	5.500%	4/1/19	5,000	5,789
California GO	5.000%	4/1/20	18,000	19,814
California GO	5.000%	8/1/20	18,970	20,369
California GO	5.000%	11/1/20 (14)	5,000	5,403
California GO	5.250%	11/1/20	9,000	9,464
California GO	5.000%	2/1/21	13,000	13,638
California GO	5.000%	12/1/21	16,365	17,458
California GO	5.000%	3/1/22 (2)	9,225	9,604
California GO	5.000%	3/1/22	6,375	6,699
California GO	5.250%	10/1/22	15,000	16,279
California GO	5.000%	3/1/23	36,120	37,204
California GO	5.000%	3/1/23	29,000	30,076
California GO	5.125%	11/1/23	7,000	7,135
California GO	5.000%	3/1/24	30,115	31,048
California GO	5.500%	8/1/26	23,665	24,786
California GO	5.750%	4/1/29	2,395	2,513
California GO	5.000%	10/1/29	27,000	26,967
California GO	5.250%	3/1/30	29,500	29,830
California GO	5.750%	4/1/31	79,190	82,979
California GO	5.000%	6/1/31	5,000	4,900
California GO	6.500%	4/1/33	54,500	59,865
California GO VRDO	0.240%	5/6/11 LOC	14,000	14,000
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/12	2,000	2,063
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/13	2,000	2,110
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/14	2,205	2,354
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.125%	7/1/22	16,000	16,403

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	16,150
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,479
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,241
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,294
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,294
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19	8,080	8,632
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,358
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,451
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,361
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	26,585
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	14,239
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,294
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,617
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,712
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26	4,500	4,547
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	10,000	10,240
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/14	9,000	9,644
California Municipal Finance Authority (Community Hospitals of Central
California Obligated Group) COP	5.000%	2/1/15	1,615	1,677
California Municipal Finance Authority (Community Hospitals of Central
California Obligated Group) COP	5.000%	2/1/16	2,070	2,124
California Municipal Finance Authority (Community Hospitals of Central
California Obligated Group) COP	5.000%	2/1/20	1,575	1,512
California Municipal Finance Authority (Community Hospitals of Central
California Obligated Group) COP	5.000%	2/1/21	1,700	1,596
California Municipal Finance Authority (Community Hospitals of Central
California Obligated Group) COP	5.250%	2/1/24	5,000	4,568
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/25	8,525	8,300
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/30	3,000	2,929
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,732
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25	3,100	2,996
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/28	5,000	5,198
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/29	2,000	2,064
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/14	8,370	9,059
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15	9,980	10,932
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/16	8,750	9,495
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/17	4,985	5,336
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/18	5,700	6,035
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/19	11,820	12,541
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/20	10,000	10,495
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/21	15,230	15,847
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/22	15,235	16,012
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/23	8,765	8,976
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/24	9,650	9,835
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/25	7,500	7,606
California Public Works Board Lease Revenue (Secretary of State &
State Archives Building Complex)	5.375%	12/1/12	7,895	7,917
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/24	13,665	14,833
California RAN	3.000%	6/28/11	100,000	100,400
California State University Revenue Systemwide	5.000%	11/1/26	14,775	14,950
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,262
California Statewide Communities Development Authority Revenue
(Cottage Health System Obligated Group)	5.250%	11/1/30	8,520	7,996
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	40,649
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	9,500	10,416
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	24,918
California Statewide Communities Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	135,500	144,874
2 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.260%	5/6/11	18,383	18,383
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	3,679
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,260
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,331
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	2,794
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,485
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	865
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	2,571
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	2,518
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23 (10)	1,000	451
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24 (10)	3,455	1,439
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25 (10)	6,340	2,436
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27 (10)	6,480	2,087

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	1,305
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	715
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	800
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	1,070
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	850
Foothill/Eastern Corridor Agency California Toll Road Revenue	5.125%	1/15/19 (14)	5,200	4,907
Foothill/Eastern Corridor Agency California Toll Road Revenue	0.000%	1/15/28 (14)	15,000	13,304
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	12,000	12,836
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,364
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	7,654
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,018
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,500	1,512
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	84,615	91,588
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	79,735	89,512
Golden State Tobacco Securitization Corp. California	5.000%	6/1/14	9,000	9,167
Golden State Tobacco Securitization Corp. California	5.000%	6/1/15	6,505	6,608
Golden State Tobacco Securitization Corp. California	5.000%	6/1/16	12,545	12,667
Golden State Tobacco Securitization Corp. California	5.000%	6/1/21 (2)	15,000	14,743
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	79,585	59,485
Golden State Tobacco Securitization Corp. California	5.000%	6/1/29 (2)	30,000	26,745
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	18,400	16,210
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,000	7,560
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	993
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	1,464
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	515
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	999
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,614
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	3,991
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,228
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	7,509
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	3,425
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	975
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,102
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	7,322
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,273
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	3,115	3,219
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	3,250	3,284
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	3,250	3,261
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28	3,960	3,942
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	13,357
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,204
Los Angeles CA Department of Water & Power Revenue	5.250%	7/1/15	20,000	20,144
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,123
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	15,586
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,803
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,180
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	13,398
Los Angeles CA Unified School District GO	5.000%	7/1/19	23,635	26,439
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,273
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	10,682
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	23,756
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	25,081
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	33,070
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	6,739
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	9,537
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,397
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	19,915	20,555
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	7,531
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	7,697
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	10,000	9,257
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,252
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,408
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	6,672
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	12,155
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,667
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,763
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,424
Los Angeles County CA TRAN	2.000%	6/30/11	40,000	40,113
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	6,647
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,337
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/24 (12)	1,130	1,187

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21 (2)	14,775	13,383
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,108
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,266
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	6,863
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	7,596
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	4,695
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,573
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	10,965	9,258
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	7,230
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	7,401
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	6,626
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	3,579
Pittsburg CA Redevelopment Agency Tax Allocation Revenue
(Los Medanos Community Development Project)	6.500%	9/1/28	9,000	8,603
Poway CA Unified School District GO	0.000%	8/1/29	5,000	1,485
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,166
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,017
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,682
Riverside CA Electric Revenue VRDO	0.240%	5/6/11 LOC	25,000	25,000
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	2,949
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,705	4,607
Sacramento CA Municipal Utility District Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,064
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,128
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,140
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	5,652
Sacramento County CA GO	5.000%	2/1/15	9,190	9,786
Sacramento County CA GO	5.000%	2/1/17	4,650	4,949
Sacramento County CA GO	5.250%	2/1/18	6,140	6,570
Sacramento County CA GO	5.250%	2/1/19	4,940	5,238
Sacramento County CA GO	5.500%	2/1/20	4,700	5,005
Saddleback Valley CA Unified School District GO	5.000%	8/1/23 (4)	5,460	5,699
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/17	2,500	2,675
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18	8,995	9,525
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	8,892
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	19,095
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,380
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/13	8,000	8,640
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/21	5,000	5,520
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/25	10,000	10,768
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/28	2,000	2,051
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	10,000	10,918
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,195	19,175
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	4,975
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,449
San Francisco CA City & County International Airport Revenue	5.000%	5/1/18	15,000	16,683
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	10,000	10,858
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	14,135	15,195
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	5,967
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	3,532
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/21 (ETM)	6,000	4,368
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	5,787
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	20,000	18,380
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23 (2)	24,900	21,623
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24 (14)	29,885	25,441
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27	2,400	2,119
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28	1,175	1,038
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28	25,385	25,330
2 San Jose CA Unified School District Santa Clara County GO TOB VRDO	0.320%	5/6/11	5,000	5,000
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	4.625%	7/15/25	1,000	977
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Youth Services Campus)	5.250%	7/15/28	2,000	2,006
San Ramon Valley CA Unified School District GO	5.000%	8/1/26 (4)	12,800	12,922
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,066
Santa Clara County CA Financing Authority Lease Revenue
(VMC Facility Replacement Project) VRDO	0.240%	5/6/11	15,900	15,900
Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	0.700%	5/6/11	10,000	10,000
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	4,594
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	2,452
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	2,457
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	4,066

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	3,796
Southern California Public Power Authority Revenue	5.000%	7/1/22	10,000	11,073
Southern California Public Power Authority Revenue	5.000%	7/1/27	10,000	10,395
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	10,319
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,563
Torrance CA Hospital Revenue (Torrance Memorial Medical Center)	5.000%	9/1/30	4,735	4,217
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,317
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	14,297
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	14,503
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	9,507
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	3,951
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,141
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,265
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,191
University of California Regents Medical Center Revenue VRDO	0.210%	5/2/11	730	730
University of California Revenue	5.000%	5/15/21	10,625	11,441
University of California Revenue	5.500%	5/15/24	14,675	16,530
2 University of California Revenue TOB VRDO	0.320%	5/6/11 (4)	9,520	9,520
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	3,052
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	3,711
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	3,419
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	3,364
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	3,116
Ventura County CA Public Financing Authority COP	5.625%	8/15/27	1,000	1,055
Ventura County CA Public Financing Authority COP	5.750%	8/15/28	1,750	1,854
Ventura County CA Public Financing Authority COP	5.750%	8/15/29	1,750	1,843
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,377
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,447
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	3,641
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,492
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,048
West Contra Costa CA Unified School District GO	0.000%	8/1/17 (12)	1,565	1,196
West Contra Costa CA Unified School District GO	0.000%	8/1/18 (12)	3,000	2,143
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	2,766
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	3,567
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	609
				3,665,639
Colorado (1.5%)
Aurora CO COP	5.000%	12/1/19	1,050	1,180
Aurora CO COP	5.000%	12/1/20	2,000	2,213
Aurora CO COP	5.000%	12/1/21	3,505	3,842
Aurora CO COP	5.000%	12/1/22	4,730	5,095
Aurora CO COP	5.000%	12/1/23	4,465	4,752
Aurora CO COP	5.000%	12/1/24	4,215	4,439
Aurora CO COP	5.000%	12/1/25	5,475	5,712
Broomfield CO City & County COP	5.000%	12/1/24	2,685	2,859
Broomfield CO City & County COP	5.000%	12/1/25	2,820	2,971
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,096
Broomfield CO City & County COP	5.000%	12/1/27	3,115	3,225
Broomfield CO City & County COP	5.000%	12/1/29	7,470	7,635
Colorado Department of Transportation RAN	5.375%	6/15/12 (Prere.)	8,500	9,061
Colorado Department of Transportation Revenue	5.500%	6/15/12 (14)	11,780	12,451
Colorado Department of Transportation Revenue	5.500%	6/15/13 (14)	14,500	15,955
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	37,325	43,070
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,677
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	50,951
Colorado Health Facilities Authority Revenue (Poudre Valley Health Care Inc. &
Medical Center of the Rockies)	5.000%	3/1/25	4,900	4,700
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	6,352
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	13,720
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	20,659
Colorado Springs CO Utility System Revenue	5.375%	11/15/11 (Prere.)	2,795	2,872
Colorado Springs CO Utility System Revenue	5.375%	11/15/11 (Prere.)	2,825	2,903
Colorado Springs CO Utility System Revenue	5.375%	11/15/12	9,825	10,079
Colorado Springs CO Utility System Revenue	5.375%	11/15/14	9,920	10,167
Denver CO City & County (Medical Facilities) GO	5.000%	8/1/14	7,065	7,690
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,160
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,331
Denver CO City & County COP VRDO	0.250%	5/2/11	500	500
Denver CO City & County COP VRDO	0.250%	5/2/11	1,650	1,650
Denver CO City & County School District No. 1 GO	5.250%	12/1/21 (14)	15,990	18,957

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/11 (ETM)	6,600	6,588
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/11 (14)	8,000	7,907
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/17 (14)	24,490	17,278
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	7,850	8,012
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	6,355	6,486
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	9,068
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	27,500	13,917
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	7,775
E-470 Public Highway Authority Colorado Revenue	5.500%	9/1/24 (14)	10,000	9,474
E-470 Public Highway Authority Colorado Revenue	5.500%	9/1/24 (14)	5,000	4,737
E-470 Public Highway Authority Colorado Revenue	5.500%	9/1/24 (14)	10,000	9,474
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,500	1,357
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,000	1,807
2 Regional Transportation District of Colorado Sales Tax Revenue TOB VRDO	0.260%	5/6/11 (4)	5,105	5,105
University of Colorado Enterprise System Revenue	5.000%	6/1/20 (14)	5,785	6,381
University of Colorado Enterprise System Revenue	5.000%	6/1/21 (14)	6,605	7,121
University of Colorado Enterprise System Revenue	5.500%	6/1/24	2,000	2,227
University of Colorado Enterprise System Revenue	5.500%	6/1/26	2,750	3,001
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	10,014
				439,653
Connecticut (1.2%)
Connecticut GO	5.375%	6/15/11 (Prere.)	5,000	5,033
Connecticut GO	5.125%	11/15/11 (Prere.)	5,675	5,826
Connecticut GO	5.125%	11/15/11 (Prere.)	25,375	26,042
Connecticut GO	5.500%	11/15/11 (4)	21,215	21,815
Connecticut GO	5.500%	12/15/11 (14)	9,000	9,293
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,426
Connecticut GO	5.000%	4/15/13	9,745	10,560
Connecticut GO	5.000%	11/1/13	10,000	11,033
Connecticut GO	5.125%	11/15/13	19,000	19,444
Connecticut GO	5.500%	12/15/13	1,705	1,910
Connecticut GO	5.000%	4/15/14	13,690	15,253
Connecticut GO	5.500%	12/15/14	7,700	8,863
Connecticut GO	5.000%	4/15/15	2,325	2,646
Connecticut GO	5.000%	4/15/15	16,155	18,388
Connecticut GO	5.000%	11/1/15	5,000	5,762
Connecticut GO	5.000%	12/1/15 (14)	6,700	7,409
Connecticut GO	5.000%	12/15/15	14,345	16,573
Connecticut GO	5.000%	4/15/16	13,725	15,881
Connecticut GO	5.000%	12/15/18	11,000	12,597
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/12 (4)	6,275	6,676
2 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.270%	5/2/11	5,000	5,000
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/11	4,035	4,130
Connecticut Special Tax Revenue (Transportation Infrastructure)	6.500%	10/1/12	6,600	7,133
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/12	4,685	4,995
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.375%	10/1/13 (4)	20,000	20,399
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/13	2,970	3,269
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/14	12,000	13,259
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/14	7,315	8,241
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17	7,090	8,243
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23	12,085	13,245
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	11,796
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	13,423
				339,563
Delaware (0.1%)
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/12	3,690	3,889
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/13	3,875	4,233
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19	4,695	5,496
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/29	10,000	10,562
University of Delaware Revenue	5.000%	11/1/18	1,000	1,182
University of Delaware Revenue	5.000%	11/1/22	1,000	1,140
				26,502
District of Columbia (0.4%)
District of Columbia GO	6.000%	6/1/11 (14)	6,550	6,583
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,508
District of Columbia GO	5.000%	6/1/13 (Prere.)	10,880	11,830
District of Columbia GO	0.000%	6/1/14 (14)	16,650	15,515
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,975
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,091

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,361
District of Columbia Hospital Revenue (Medlantic Healthcare Group Inc.)	6.000%	8/15/12 (ETM)	2,995	3,208
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21 (2)	5,610	5,871
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22 (2)	5,800	6,028
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23 (2)	6,600	6,810
District of Columbia Revenue (Georgetown University)	5.000%	4/1/24 (2)	6,190	6,347
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18	23,500	25,284
				128,411
Florida (7.7%)
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	4,838
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,031
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,234
Broward County FL Educational Facilities Authority Revenue
(Nova Southeastern University Project) VRDO	0.270%	5/2/11 LOC	3,250	3,250
Broward County FL GO	5.000%	1/1/20	9,185	10,369
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,532
Broward County FL School Board COP	5.375%	7/1/18 (4)	6,000	6,044
Broward County FL School Board COP	5.250%	7/1/20 (14)	4,155	4,419
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	12,828
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/23	2,000	2,129
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	3/1/14 (14)	35,000	36,840
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.500%	6/1/14	20,000	21,422
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/15	70,000	74,169
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/16	16,000	16,980
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.250%	6/1/17	23,000	24,489
Clay County FL Sales Surtax Revenue	5.000%	10/1/12 (12)	6,690	7,065
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	9,116
Florida Board of Education Capital Outlay GO	5.375%	1/1/13	4,855	5,055
Florida Board of Education Capital Outlay GO	5.000%	1/1/16	8,000	8,959
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	4,600	5,080
Florida Board of Education Lottery Revenue	5.500%	7/1/11 (Prere.)	10,875	11,070
Florida Board of Education Lottery Revenue	5.250%	7/1/12 (Prere.)	7,150	7,576
Florida Board of Education Lottery Revenue	5.250%	7/1/12 (Prere.)	3,700	3,921
Florida Board of Education Lottery Revenue	5.375%	7/1/12 (Prere.)	6,000	6,367
Florida Board of Education Lottery Revenue	5.500%	7/1/12 (Prere.)	7,860	8,352
Florida Board of Education Lottery Revenue	5.000%	7/1/14 (14)	6,000	6,496
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	10,240	11,009
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,715	12,005
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,522
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,078
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	12,545	13,380
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (2)	11,590	12,297
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	15,780
Florida Board of Education Lottery Revenue	5.000%	7/1/23 (2)	11,235	11,782
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,102
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	14,472
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	13,893
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	15,045
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	14,479
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	16,384
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	8,395	9,124
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	3,720	4,043
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/13	3,815	4,146
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13	3,845	4,184
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13 (4)	17,825	18,865
Florida Board of Education Public Education Capital Outlay GO	5.250%	6/1/13	5,045	5,490
Florida Board of Education Public Education Capital Outlay GO	5.375%	6/1/13	6,820	7,226
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	5,040	5,468
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	3,910	4,363
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	4,005	4,469
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	7,295	7,893
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,105	4,673
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,205	4,787
Florida Board of Education Public Education Capital Outlay GO	5.375%	6/1/15	11,000	11,499
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	3,369
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/20	26,350	28,231
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	3,500	3,910
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	6,414
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	18,865	21,258
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	9,245	10,484
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	5,000	5,610
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	2,125	2,352

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	8,846
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/27	2,600	2,701
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/12 (14)	3,000	3,150
Florida Department of Environmental Protection & Preservation Revenue	5.250%	7/1/12	20,000	21,059
Florida Department of Environmental Protection & Preservation Revenue	5.375%	7/1/13 (14)	7,645	8,071
Florida Department of Environmental Protection & Preservation Revenue	5.500%	7/1/13 (4)	11,920	13,036
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	5,855	6,393
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24 (14)	10,000	10,337
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24 (14)	10,045	10,384
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	9,025	9,431
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	10,025	10,430
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25 (14)	6,700	6,936
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	9,475	9,809
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	10,525	10,859
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	11,055	11,330
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26 (14)	10,045	10,337
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	9,950	10,239
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	11,605	11,815
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	5,445	5,570
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/28	10,970	11,161
Florida Department of General Services Division Facilities Management Revenue
(Florida Facilities Pool)	5.000%	9/1/13 (2)	3,060	3,304
Florida Department of Transportation GO	6.375%	7/1/11	9,635	9,735
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,159
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,798
Florida Department of Transportation GO	5.000%	7/1/25	10,000	10,444
Florida Division Board Financial Department of General Services Systems Revenue
(Department of Environmental Protection)	6.000%	7/1/12 (2)	11,500	12,200
Florida Higher Educational Facilities Financing Authority Revenue (Ringling College) VRDO	0.650%	5/6/11 LOC	5,690	5,690
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/12	40,000	41,781
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.250%	7/1/12	17,865	18,712
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/13	38,000	40,651
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14	14,000	15,172
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	50,000	54,932
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,215
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	12,662
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,208
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/18	3,630	4,005
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/19	3,535	3,839
Florida Municipal Power Agency Revenue (Stanton Project)	5.500%	10/1/13 (4)	3,905	4,134
Florida Turnpike Authority Revenue	5.250%	7/1/11 (4)	5,000	5,042
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	10,000	10,674
Florida Turnpike Authority Revenue	5.000%	7/1/19	6,755	7,683
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,495
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,522
Florida Turnpike Authority Revenue	5.000%	7/1/20	1,275	1,428
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	2,948
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,305
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,444
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,268
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	7,400
Gainsville FL Utility System Revenue VRDO	0.350%	5/2/11	7,855	7,855
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,746
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	301
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	220
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	145
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	168
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	949
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,311
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,195
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,805
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,293

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,274
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	875	906
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,036
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,289
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,435
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,269
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21	135	139
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,026
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,126
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	740	752
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,016
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,325
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/23	500	506
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/27	10,000	9,672
Hillsborough County FL Assement Revenue	5.000%	3/1/22 (14)	6,260	6,412
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,774
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,064
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,770
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,388
Hillsborough County FL Industrial Development Authority Pollution Control Revenue
(Tampa Electric Co. Project) PUT	5.000%	3/15/12 (2)	8,000	8,234
Hillsborough County FL Industrial Development Authority Revenue (University Community Hospital)	6.500%	8/15/19 (ETM)	3,500	4,278
Hillsborough County FL School Board (Master Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,801
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,092
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,218
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (ETM)	5,255	5,799
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (2)	4,745	5,193
Jacksonville FL Captial Project Revenue VRDO	0.400%	5/6/11 LOC	12,625	12,625
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	2,500	2,700
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	3,900	4,007
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,075	2,131
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/19 (14)	5,000	5,429
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20 (14)	5,000	5,366
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.250%	5/6/11	5,300	5,300
Jacksonville FL Sales Taxes Revenue	5.500%	10/1/13 (14)	3,045	3,359
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	5,814
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,023
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,257
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	13,345
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	17,324
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,063
Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/18 (4)	3,000	3,386
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,476
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,239
Lakeland FL Electric & Water Revenue	6.050%	10/1/12 (4)	10,000	10,734
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,359
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	7,000	6,144
Manatee County FL School District Tax Revenue	5.000%	10/1/13 (2)	5,140	5,497
2 Miami-Dade County FL Aviation–Miami International Airport TOB VRDO	0.310%	5/6/11 (4)	5,620	5,620
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,512
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23 (12)	1,800	1,894
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	2,677
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	5,000	5,294
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	6,500
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,046
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	7,200	6,989
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	5,275

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,000	4,870
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	13,760	15,307
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	10,910	12,137
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,141
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,338
Miami-Dade County FL School Board COP	5.000%	8/1/11 (2)	6,845	6,901
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	8,525	8,824
Miami-Dade County FL School Board COP	5.000%	2/1/13 (ETM)	5,175	5,564
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,500
Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,156
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,554
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	5,825
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,403
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,320
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,675
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	26,187
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,502
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	28,510
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	14,568
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	4,969
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	13,147
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	15,584
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	10,627
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	22,326
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	7,575
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	4,917
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,269
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/21	2,215	2,355
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/23	2,000	2,080
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/29	11,000	10,759
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,203
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,068
Orange County FL School Board COP	4.500%	8/1/26	8,400	8,173
Orange County FL School Board COP	4.500%	8/1/27	7,000	6,757
Orange County FL Tourist Development Revenue	5.000%	10/1/17	5,955	6,639
Orange County FL Tourist Development Revenue	5.000%	10/1/18 (14)	18,980	20,472
Orange County FL Tourist Development Revenue	5.000%	10/1/20 (14)	25,345	26,544
Orange County FL Tourist Development Revenue	5.000%	10/1/21 (14)	16,605	17,363
Orange County FL Tourist Development Revenue	5.000%	10/1/27 (2)	12,630	12,684
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/13 (2)	5,000	5,334
Orlando & Orange County FL Expressway Authority Revenue	5.250%	7/1/14 (2)	4,000	4,255
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/27	7,780	7,900
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	3,500	3,502
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/21	5,000	5,812
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	3,767
Orlando FL Utility Commission Water & Electric Revenue	5.250%	10/1/13 (ETM)	9,500	10,529
Orlando FL Utility Commission Water & Electric Revenue	5.250%	10/1/14 (ETM)	4,500	5,142
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,242
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,900
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28	15,000	15,687
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,231
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	7,500	7,932
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,375
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,060
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	5,598
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,169
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,062
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,282
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,196
South Florida Water Management District COP	5.000%	10/1/13 (2)	5,000	5,372
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	10,325
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,402
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,331
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,110
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	8,179
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	5.750%	8/1/30	1,500	1,388
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/23	5,985	5,999
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.125%	9/1/24	4,625	4,602

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.240%	5/6/11 LOC	25,950	25,950
Tallahassee FL Energy System Revenue	5.250%	10/1/13 (4)	4,380	4,785
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,428
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.250%	12/1/20	10,000	9,897
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	11,726
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/19	3,580	3,829
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/21	18,420	19,195
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/22	13,395	13,721
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,337
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/19 (2)	9,450	10,019
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/21 (2)	11,355	11,883
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/22 (2)	13,470	14,013
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/23 (2)	5,000	5,183
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/24 (2)	15,100	15,560
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/25 (2)	5,000	5,116
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/29	2,300	2,521
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,596
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,021
				2,191,884
Georgia (2.7%)
Athens-Clarke County GA Unified Government Development Authority Revenue
(University of Georgia Athletic Association Project) VRDO	1.940%	5/2/11 LOC	4,200	4,200
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,215
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	10,406
Atlanta GA Airport Revenue	5.875%	1/1/15 (14)	11,930	12,025
Atlanta GA Airport Revenue	5.875%	1/1/16 (14)	5,000	5,042
Atlanta GA Airport Revenue	5.000%	1/1/20	1,000	1,094
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,162
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,464
Atlanta GA Airport Revenue	5.000%	1/1/30	6,410	6,295
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,676
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,724
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/11 (4)	10,000	10,240
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,959
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,154
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,097
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,145
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	10,618
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	7,256
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	16,966
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	6,192
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	5.050%	1/12/12	10,000	10,303
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34 (2)	1,000	1,060
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37 (2)	7,500	7,515
Columbus GA Building Authority Lease Revenue	4.000%	1/1/19	1,910	2,099
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17	1,250	1,387
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,500
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	11,876
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,330
Georgia GO	5.700%	7/1/11	4,470	4,512
Georgia GO	5.750%	9/1/11	2,500	2,546
Georgia GO	5.000%	10/1/11	7,000	7,140
Georgia GO	5.000%	11/1/11 (Prere.)	15,570	15,944
Georgia GO	5.000%	4/1/12	8,020	8,366
Georgia GO	5.000%	10/1/13	20,095	22,195
Georgia GO	5.500%	7/1/14	10,750	12,278
3 Georgia GO	5.000%	10/1/14	18,385	20,853
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	8,203
Georgia GO	5.000%	10/1/15	16,495	19,113
Georgia GO	5.000%	7/1/16	5,300	6,040
Georgia Municipal Electric Power Authority Revenue	6.500%	1/1/17 (14)	9,420	10,828
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	30,551
Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,346
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	18,663
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	24,185
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	30,171
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,000	17,758
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	19,000	21,395
Georgia Road & Tollway Authority Revenue (Governor’s Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	9,000	9,384
Georgia Road & Tollway Authority Revenue (Governor’s Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	9,385	9,786
Georgia Road & Tollway Authority Revenue (Governor’s Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	8,775	9,150

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Macon-Bibb County GA Hospital Authority (Medical Center of Central Georgia) RAN	4.625%	8/1/29	5,500	5,015
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,481
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,274
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	6,380	6,830
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	2,035	2,143
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	24,988
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	5,000	4,889
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	37,985
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	9,490	9,156
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,457
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,500	3,910
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,982
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,359
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,538
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	35,000	38,538
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	15,590
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,301
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/16	3,480	3,901
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	51,440	58,898
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/16	6,580	7,376
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/18	5,000	5,473
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,350	7,891
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,531
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	17,805
South Fulton GA Municipal Regional Water & Sewer Authority Water Revenue VRDO	0.250%	5/6/11 LOC	8,900	8,900
				780,618
Hawaii (0.6%)
Hawaii GO	5.375%	8/1/11 (Prere.)	17,985	18,216
Hawaii GO	5.375%	8/1/11 (Prere.)	13,900	14,079
Hawaii GO	5.375%	8/1/11 (Prere.)	16,595	16,808
Hawaii GO	5.375%	8/1/11 (Prere.)	4,010	4,062
Hawaii GO	5.375%	8/1/11 (Prere.)	4,065	4,118
Hawaii GO	5.375%	8/1/12 (14)	10,480	10,611
Hawaii GO	5.375%	8/1/13 (14)	10,635	10,764
Hawaii GO	5.375%	8/1/14 (14)	11,650	11,788
Hawaii GO	5.000%	7/1/17 (2)	45,035	50,502
Hawaii GO	5.000%	10/1/22 (14)	7,000	7,638
Hawaii GO	5.000%	10/1/23 (14)	5,000	5,364
Hawaii GO	5.000%	10/1/24 (14)	3,000	3,200
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,370
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,173
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,396
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,024
Honolulu HI City & County Wastewater System Revenue	4.500%	7/1/27	3,075	3,093
				175,206
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,234
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,096
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/28	12,050	12,912
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	5,380
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,586
				27,208
Illinois (5.5%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,087
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/12 (3)	26,000	25,627
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/13 (14)	29,170	27,835
Chicago IL Board of Education (School Reform) GO	0.000%	12/1/19 (14)	5,610	3,632
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	1,985	2,173
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	3,143
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,672
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,669
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,629
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,422
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,300	5,837
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,000	20,666
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,344
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,555
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,612
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	5,180	1,273
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,508
Chicago IL GO	5.500%	1/1/17 (4)	18,430	20,291

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL GO	5.000%	1/1/18	1,525	1,629
Chicago IL GO	5.000%	1/1/18 (4)	17,530	18,201
Chicago IL GO	5.000%	1/1/19	3,825	4,044
Chicago IL GO	5.000%	1/1/21	5,490	5,637
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,494
Chicago IL GO	5.000%	12/1/21	5,730	5,909
Chicago IL GO	0.000%	1/1/22	4,750	2,615
Chicago IL GO	0.000%	1/1/23	4,900	2,463
Chicago IL GO	5.000%	1/1/23	10,585	10,756
Chicago IL GO	5.000%	12/1/23	7,000	7,078
Chicago IL GO	5.000%	1/1/26 (4)	10,000	9,836
Chicago IL GO	0.000%	1/1/27	7,000	2,584
Chicago IL GO	5.000%	1/1/27 (14)	8,200	7,897
Chicago IL GO	5.000%	1/1/28 (14)	9,900	9,447
Chicago IL GO VRDO	0.270%	5/2/11	2,260	2,260
Chicago IL GO VRDO	0.270%	5/2/11	26,215	26,215
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12 (Prere.)	7,150	7,562
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12 (Prere.)	3,715	3,929
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12 (Prere.)	5,540	5,859
Chicago IL Housing Authority Capital Project Revenue	5.375%	7/1/12 (Prere.)	13,425	14,199
2 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.860%	5/6/11	5,375	5,375
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/12 (14)	10,000	10,272
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/14 (14)	2,000	2,170
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	5,000	5,503
1 Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,000	4,372
1 Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,000	4,372
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,473
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,427
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	24,048
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	18,795
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	15,578
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	18,455
1 Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	13,495	13,366
1 Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	10,000	9,904
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	4,875
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,189
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,776
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/13	4,000	4,198
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/14	4,200	4,418
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/15	6,060	6,397
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/18 (2)	10,000	10,266
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18	7,435	7,902
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	4,900	4,935
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,228
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,071
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,103
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,279
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	30,001
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	12,594
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	29,114
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	10,889
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	3,595	3,689
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	3,200	3,284
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	4,035	4,141
Chicago IL Water Revenue	5.500%	11/1/11 (Prere.)	2,000	2,052
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	6,662
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	6,414
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	18,955
Cook County IL Community College District GO	5.000%	12/1/23	1,100	1,164
Cook County IL GO	5.000%	11/15/18	8,000	8,706
Cook County IL GO	5.000%	11/15/20	7,500	7,973
Cook County IL GO	5.000%	11/15/21	5,410	5,698
Cook County IL High School District No. 205 (Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,247
Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,289
Du Page & Cook Counties IL Community Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,142
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/23	2,315	2,568
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/25	2,720	2,955
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/26	3,060	3,310
Grundy & Will Counties IL Community Unified School District GO	5.875%	8/1/28	6,520	6,982
Illinois Build Revenue	5.000%	6/15/18	12,000	13,152
Illinois Build Revenue	5.000%	6/15/19	6,000	6,518
Illinois Build Revenue	5.000%	6/15/20	5,225	5,558

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	3.375%	2/3/14	10,000	10,465
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,830
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,595
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/20	2,000	2,079
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/21	6,535	6,707
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/22	10,000	10,140
Illinois Finance Authority Revenue (Advocate Health Care Network)	6.125%	11/1/23	3,000	3,387
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	7,500	7,882
Illinois Finance Authority Revenue (Central Dupage Health)	5.000%	11/1/27	18,725	18,212
Illinois Finance Authority Revenue (Central Dupage Health)	5.125%	11/1/29	15,000	14,419
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/28	21,760	21,424
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers)	5.250%	8/15/36	6,500	5,656
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	11,859
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/28	8,500	8,238
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30	9,000	9,244
2 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.270%	5/2/11	1,200	1,200
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	10,578
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	34,070	32,831
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/1/23 (14)	5,000	4,952
Illinois Finance Authority Revenue (Rush University Medical Center)	5.750%	11/1/28 (14)	3,000	3,007
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	11/1/29	7,000	7,201
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30	5,000	4,264
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	6,677
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/18	3,555	3,869
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	12,514
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,355
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	10,000	10,317
Illinois GO	5.375%	7/1/12 (Prere.)	5,500	5,820
Illinois GO	5.375%	7/1/12 (Prere.)	5,000	5,291
Illinois GO	5.250%	10/1/12	14,000	14,663
Illinois GO	5.500%	8/1/13 (14)	14,005	14,917
Illinois GO	5.250%	10/1/14	40,000	42,074
Illinois GO	5.000%	1/1/15	6,050	6,433
Illinois GO	5.500%	8/1/17 (14)	7,500	7,652
Illinois GO	5.500%	8/1/18 (14)	6,000	6,103
Illinois GO	5.000%	1/1/19	10,000	10,466
Illinois GO	5.000%	1/1/19	15,475	16,196
Illinois GO	5.000%	1/1/19 (4)	15,000	15,799
Illinois GO	5.000%	1/1/20 (4)	8,635	8,885
Illinois GO	5.000%	1/1/21 (4)	31,470	31,821
Illinois GO	5.250%	1/1/21	7,425	7,600
Illinois GO	5.000%	1/1/22	2,740	2,735
Illinois GO	5.000%	11/1/24 (2)	5,000	4,911
Illinois GO	5.000%	4/1/26 (2)	12,600	12,264
Illinois GO	5.000%	6/1/26	900	876
Illinois GO	5.000%	6/1/26	5,100	4,963
Illinois GO	5.000%	6/1/27 (14)	4,000	3,867
Illinois GO	5.000%	3/1/28	5,500	5,288
Illinois GO	5.000%	9/1/31	2,500	2,348
2 Illinois GO TOB VRDO	0.290%	5/6/11 LOC	29,675	29,675
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital)	6.250%	1/1/17	5,060	5,176
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	5,619
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,000	5,449
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	12,856
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	3,970
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,028
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	10,620
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,002
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	23,000	23,432
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,114
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	20,281
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	5,756
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19	5,000	3,727
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20	5,000	3,525
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22	5,690	3,595
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	10,997
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	9,121
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	38,340	26,040
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	3,439
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	16,112
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	10,406
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	15,795	7,315

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	19,785	8,513
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	4,431
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	2,455
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	9,533
Peoria IL Public Building Community School District Revenue	0.000%	12/1/14 (12)	2,800	2,501
Peoria IL Public Building Community School District Revenue	0.000%	12/1/15 (12)	2,800	2,379
Peoria IL Public Building Community School District Revenue	0.000%	12/1/16 (12)	2,900	2,333
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,503
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,187
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,074
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	27,000	26,052
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	10,000	9,617
Southwestern IL Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	9,832
University of Illinois Auxiliary Facilities System Revenue	0.000%	4/1/16 (14)	15,270	12,561
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	3,599
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	6,251
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,010
				1,577,353
Indiana (1.1%)
Decatur Township IN Multi-School Buildings Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,146
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,742
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	7/15/24 (14)	2,735	2,811
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	7/15/25 (14)	2,875	2,940
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility–Phase II)	5.000%	7/1/15	3,865	4,298
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility–Phase II)	5.000%	7/1/17	3,315	3,727
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility–Phase II)	5.000%	7/1/18	4,085	4,582
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,753
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,461
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,593
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,619
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group)	5.250%	11/1/24	10,855	11,112
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group)	5.250%	11/1/25	13,895	14,101
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group)	5.250%	11/1/26	14,425	14,496
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group)	5.250%	11/1/27	8,615	8,568
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,450
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.250%	5/2/11	1,000	1,000
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28	6,295	6,011
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/24	2,000	1,969
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25	14,000	13,549
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/26	18,475	17,581
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	3.750%	2/1/12	10,000	10,258
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	750	793
Indiana Municipal Power Agency Revenue	5.000%	1/1/21	5,970	6,505
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	4,913
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,122
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	3,515	3,908
Indiana Transportation Finance Authority Highway Revenue	5.000%	12/1/12 (14)	4,500	4,815
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,835
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	16,814
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,369
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,724
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,000	5,563
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	9,473
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	7,638
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/22	1,425	1,580
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/23	1,895	2,079
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/25	2,085	2,238
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/26	1,985	2,114
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	10,412
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/22	1,715	1,883
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (12)	4,285	4,652

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (12)	3,535	3,757
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.500%	2/1/28	4,065	4,330
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.500%	2/1/29	4,370	4,623
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	12,956
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	14,610
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,465
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	18,000	17,957
				310,895
Iowa (0.3%)
Clinton Community School District Iowa School Infrastructure Sales, Services, & Use Tax Revenue	4.750%	7/1/26	1,970	2,041
Clinton Community School District Iowa School Infrastructure Sales, Services, & Use Tax Revenue	4.750%	7/1/27	1,565	1,609
Clinton Community School District Iowa School Infrastructure Sales, Services, & Use Tax Revenue	5.000%	1/1/30	6,080	6,198
Des Moines IA Independent Community School District School Infrastructure Revenue	5.000%	6/1/19	3,400	3,776
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	13,593
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	5,503
Iowa GO	5.500%	2/15/13 (14)	8,945	9,678
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	6,390
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28	6,280	6,637
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/21	1,150	1,316
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/22	2,100	2,375
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/27	4,000	4,272
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,162
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,053
				78,603
Kansas (0.3%)
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,680	3,744
Cowley County KS Unified School District GO	4.750%	9/1/27 (4)	3,500	3,539
Kansas Department of Transportation Highway Revenue	5.000%	9/1/12	7,400	7,853
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	1,150	1,248
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/22	1,500	1,567
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/24	2,800	2,903
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/29	6,000	6,016
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29	10,435	10,831
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/19	6,730	7,717
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/20	7,070	8,074
Kansas Development Finance Authority Revenue
(Kansas Department of Health & Environment)	5.000%	3/1/21	5,000	5,820
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25	7,500	7,796
Leavenworth County KS Unified School District GO	4.500%	3/1/18 (12)	1,030	1,154
Leavenworth County KS Unified School District GO	4.500%	9/1/18 (12)	1,030	1,154
Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,111
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	665
Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,217
Leavenworth County KS Unified School District GO	4.500%	9/1/20 (12)	1,185	1,286
Leavenworth County KS Unified School District GO	4.750%	3/1/21 (12)	1,165	1,276
Leavenworth County KS Unified School District GO	4.750%	9/1/21 (12)	1,265	1,381
Leavenworth County KS Unified School District GO	5.000%	3/1/22 (12)	1,060	1,171
Leavenworth County KS Unified School District GO	5.000%	9/1/22 (12)	1,360	1,500
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,105
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,619
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,599
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,587
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,164
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,332
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16	1,000	1,091
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.250%	11/15/24	5,000	5,158
				100,678
Kentucky (1.2%)
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,836
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/20	8,315	9,469
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	15,743
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	7,793

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/18	1,840	1,967
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,560
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,184
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,076
Kentucky Property & Building Commission Revenue	5.250%	8/1/11 (Prere.)	9,725	9,848
Kentucky Property & Building Commission Revenue	5.250%	8/1/11 (Prere.)	11,815	11,965
Kentucky Property & Building Commission Revenue	5.375%	10/1/11 (Prere.)	5,000	5,107
Kentucky Property & Building Commission Revenue	5.500%	8/1/12 (4)	10,000	10,598
Kentucky Property & Building Commission Revenue	5.250%	8/1/13 (4)	27,540	27,851
Kentucky Property & Building Commission Revenue	5.250%	10/1/13 (4)	14,965	16,441
Kentucky Property & Building Commission Revenue	5.250%	8/1/15 (4)	15,480	15,649
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	1,500	1,717
Kentucky Property & Building Commission Revenue	5.000%	11/1/17	8,570	9,721
Kentucky Property & Building Commission Revenue	5.000%	11/1/18	14,880	16,840
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	7,938
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	5,586
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	12,505	13,962
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	4,989
Kentucky Property & Building Commission Revenue	5.000%	11/1/20	4,500	4,929
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	45,000	49,692
Kentucky Property & Building Commission Revenue	5.250%	2/1/23 (12)	6,215	6,773
Kentucky Property & Building Commission Revenue	5.000%	11/1/23 (4)	5,120	5,437
Kentucky Property & Building Commission Revenue	5.000%	11/1/24 (4)	5,000	5,250
Kentucky Property & Building Commission Revenue	5.250%	2/1/25 (12)	4,995	5,304
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/23	9,890	10,590
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	7,065	7,513
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/25	7,000	7,359
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.750%	12/2/13	23,000	24,929
				331,616
Louisiana (1.3%)
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/22 (12)	2,560	2,803
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/23 (12)	5,165	5,579
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/17	1,000	1,110
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18	1,000	1,105
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,131
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/20	1,000	1,082
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/21	1,000	1,070
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18 (2)	14,470	14,924
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (2)	20,000	20,170
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (2)	13,660	13,710
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/23 (2)	10,000	9,913
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/20 (14)	6,200	6,707
Louisiana GO	5.000%	5/1/11 (4)	16,830	16,834
Louisiana GO	5.000%	5/1/12 (4)	18,955	19,834
Louisiana GO	5.250%	5/1/12 (14)	10,000	10,489
Louisiana GO	5.500%	5/15/12 (14)	12,660	12,712
Louisiana GO	5.500%	5/15/13 (14)	5,345	5,366
Louisiana GO	5.000%	8/1/14 (14)	22,880	25,687
Louisiana GO	5.000%	11/15/17	10,000	11,696
Louisiana GO	5.000%	11/15/17	17,040	19,930
Louisiana GO	5.000%	5/1/18 (4)	25,210	28,239
Louisiana GO	5.000%	11/15/18	18,500	21,599
Louisiana GO	5.000%	5/1/21 (4)	9,765	10,600
Louisiana GO	5.000%	5/1/23 (4)	26,665	28,534
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	2,987
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	11,519
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,076
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/30	15,905	14,931
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/17	5,300	5,746
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	4,803
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,181
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,528
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	13,487

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	1,977
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,821
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,067
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,390	1,470
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,621
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,364
				367,402
Maine (0.1%)
Maine GO	4.000%	6/1/13	1,640	1,754
Maine GO	5.000%	6/1/16	3,770	4,393
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,073
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,064
Portland ME Airport Revenue	5.000%	1/1/23	1,000	1,053
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,680
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,031
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,760
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,210
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,278
				16,296
Maryland (0.7%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18 (2)	1,365	1,502
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/19 (2)	2,185	2,395
Maryland Department of Transportation Revenue	5.000%	6/1/15	1,725	1,973
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,000	6,826
Maryland GO	5.000%	8/1/12	10,000	10,581
Maryland GO	5.000%	8/1/12	10,000	10,581
Maryland GO	5.000%	2/15/13	58,765	63,477
Maryland GO	5.000%	8/1/13	10,685	11,736
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	17,647
Maryland GO	5.000%	3/1/16	2,900	3,377
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/15	3,500	3,893
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,369
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,326
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/16	3,895	4,202
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/17	3,000	3,232
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/18	2,500	2,660
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/19	1,700	1,807
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.500%	7/1/20	1,500	1,513
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/21	2,000	2,090
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.750%	7/1/23	900	897
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.500%	7/1/24 (2)	3,800	4,034
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/28 (2)	9,000	9,248
Maryland Transportation Authority GAN	5.000%	3/1/14	13,240	14,754
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,905
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,695
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,499
				203,219
Massachusetts (4.1%)
Boston MA Water & Sewer Commission Revenue	5.750%	11/1/13	3,130	3,331
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.650%	5/2/11	12,630	12,630
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.650%	5/2/11	26,465	26,465
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.800%	5/6/11	11,100	11,100
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.800%	5/6/11	15,970	15,970
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.800%	5/6/11	20,080	20,080
Massachusetts College Building Authority Revenue	5.000%	5/1/28	1,290	1,369
Massachusetts College Building Authority Revenue	5.125%	5/1/28	1,420	1,513
Massachusetts College Building Authority Revenue	5.250%	5/1/29	2,250	2,397
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,540
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,000	2,204
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,032
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/22	11,000	11,857

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	15,710
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.250%	5/6/11	900	900
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/13 (14)	16,670	17,126
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/14 (14)	7,340	7,506
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/15 (14)	8,310	8,493
Massachusetts Development Finance Agency Resource Recovery Revenue (SEMASS System)	5.625%	1/1/16 (14)	3,500	3,576
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/21	2,510	2,834
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	9,824
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	7,250
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30	15,000	14,826
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	3,728
Massachusetts GO	5.000%	11/1/13	8,000	8,832
Massachusetts GO	5.500%	11/1/13 (3)	8,605	9,607
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,446
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,151
Massachusetts GO	5.250%	8/1/15	5,000	5,786
Massachusetts GO	5.000%	9/1/15	14,360	16,500
Massachusetts GO	5.000%	9/1/16	7,710	8,987
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	88,071
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	29,558
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	60,322
Massachusetts GO	5.500%	11/1/17 (14)	20,000	24,000
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,400
Massachusetts GO	5.500%	11/1/17	10,000	12,000
Massachusetts GO	5.500%	8/1/18 (14)	5,000	6,009
Massachusetts GO	5.500%	10/1/18	9,500	11,434
Massachusetts GO	5.500%	10/1/20 (14)	10,915	13,145
Massachusetts GO	5.250%	8/1/21	20,870	24,721
Massachusetts GO	5.000%	3/1/26	5,000	5,372
Massachusetts GO	5.000%	4/1/27	28,000	30,274
Massachusetts GO	5.000%	4/1/29	26,675	28,391
2 Massachusetts GO TOB VRDO	0.800%	5/6/11 LOC	7,945	7,945
2 Massachusetts GO TOB VRDO	0.960%	5/6/11 LOC	9,690	9,690
Massachusetts GO VRDO	2.932%	5/2/11	1,000	1,000
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	5,719
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.250%	7/1/11 (14)	4,670	4,680
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.250%	7/1/12 (14)	1,850	1,854
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	14,968
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,432
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	5,503
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,450
Massachusetts Health & Educational Facilities Authority Revenue (Caritas Christi Obligated Group)	6.500%	7/1/12 (ETM)	5,190	5,379
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,160
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.270%	5/2/11	3,400	3,400
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,083
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,511
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,051
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,163
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.100%	4/19/12	8,000	8,278
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,171
Massachusetts Health & Educational Facilities Authority Revenue
(University of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25	6,815	6,319
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.250%	7/1/12 (14)	22,865	23,717
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.250%	7/1/13 (14)	20,000	20,617
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/13 (4)	5,000	5,479
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	11,461
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21 (4)	41,095	44,521
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/23 (4)	6,800	7,271
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	7,830	8,186
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	27,615	28,288
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	8,685	9,661
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	5,835
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/21 (14)	6,875	7,658
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (3)	29,860	32,502
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	11,930
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	17,715
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	11,279
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/11 (ETM)	6,475	6,557
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/11	830	833
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/12	295	296
Massachusetts Water Pollution Abatement Trust Revenue	5.125%	8/1/14	140	141

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	7,132
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	37,515	45,332
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	25,263
Massachusetts Water Resources Authority Revenue	5.500%	8/1/22 (4)	3,300	4,013
2 Massachusetts Water Resources Authority Revenue TOB VRDO	0.800%	5/6/11 LOC	20,410	20,410
2 Massachusetts Water Resources Authority Revenue TOB VRDO	0.800%	5/6/11 LOC	16,730	16,730
2 Massachusetts Water Resources Authority Revenue TOB VRDO	0.800%	5/6/11 LOC	38,720	38,720
2 Massachusetts Water Resources Authority Revenue TOB VRDO	0.960%	5/6/11 (4)LOC	25,080	25,080
University of Massachusetts Building Authority Revenue	5.000%	11/1/19 (2)	25,625	27,455
				1,167,105
Michigan (2.3%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	9,880
Detroit MI GO	5.000%	4/1/15 (12)	7,970	7,998
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,399
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,462
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	15,665	17,143
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	12,000	13,895
Detroit MI Sewer System Revenue	0.000%	7/1/16 (14)	7,500	6,054
Detroit MI Sewer System Revenue	5.250%	7/1/22 (14)	5,735	5,837
Detroit MI Sewer System Revenue	7.000%	7/1/27 (4)	10,300	11,960
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	5,144
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	7,783
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	8,722
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	3,976
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	3,907
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	26,067
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	3,850
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,562
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	18,370	16,827
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.250%	1/15/14	10,000	10,888
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.500%	1/15/15	11,500	12,856
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	8,440	8,637
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	6,010	6,150
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	380	389
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	340	348
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	565	578
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	285	292
Michigan Building Authority Revenue	5.500%	10/15/12	6,315	6,430
Michigan Building Authority Revenue	5.250%	10/15/13 (4)	12,000	12,827
Michigan Building Authority Revenue	5.500%	10/15/13	5,660	5,768
Michigan Building Authority Revenue	5.250%	10/15/14 (4)	15,000	16,254
Michigan Building Authority Revenue	5.500%	10/15/14	9,435	9,612
Michigan Building Authority Revenue	5.250%	10/15/15 (4)	22,445	24,220
Michigan Building Authority Revenue	5.500%	10/15/15	4,715	4,799
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	9,000	9,696
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	13,651
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	8,935
Michigan GO	5.500%	12/1/13	6,125	6,764
Michigan GO	5.000%	5/1/17	33,880	38,322
Michigan GO	5.250%	9/15/25 (4)	10,810	11,365
Michigan GO	5.250%	9/15/26 (4)	12,805	13,382
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	3.750%	3/15/12	15,000	15,443
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/12	9,595	9,998
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,651
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.350%	4/1/13	10,000	10,029
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14	30,000	30,647
Michigan Hospital Finance Authority Revenue (Genesys Regional Medical Center Obligated Group)	5.300%	10/1/11 (ETM)	3,800	3,856
Michigan Hospital Finance Authority Revenue (Genesys Regional Medical Center Obligated Group)	5.375%	10/1/13 (ETM)	4,000	4,181
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/24	5,000	4,936
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/29	15,775	15,118
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,617
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,125
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,064
Michigan Hospital Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	12,685
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/27	8,000	7,929
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.280%	5/6/11	14,245	14,245
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/21	3,500	3,991
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,513
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	32,622
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	20,815
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	25,552

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	15,564
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,290
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,370
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	8,964
University of Michigan University Revenue	5.000%	4/1/21	11,210	12,970
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,327
				659,131
Minnesota (1.8%)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17	1,785	1,964
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18	2,190	2,388
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,805	1,922
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,585	1,688
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	3,925	4,130
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	2,205	2,320
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	2,425	2,513
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.250%	11/15/29	7,000	7,024
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18	15,000	16,464
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/28	15,500	16,614
Minnesota GO	5.000%	10/1/11	26,795	27,331
Minnesota GO	5.000%	11/1/11	24,545	25,132
Minnesota GO	5.000%	6/1/12	21,700	22,801
Minnesota GO	5.000%	11/1/12 (ETM)	8,235	8,795
Minnesota GO	5.000%	11/1/12	13,685	14,629
Minnesota GO	5.000%	11/1/12	19,775	21,139
Minnesota GO	5.000%	8/1/13 (ETM)	5,780	6,332
Minnesota GO	5.000%	10/1/13	5,445	6,014
Minnesota GO	5.000%	11/1/13 (ETM)	10,655	11,803
Minnesota GO	5.000%	11/1/13	17,615	19,508
Minnesota GO	5.000%	11/1/13	19,500	21,596
Minnesota GO	5.000%	12/1/13	10,610	11,782
Minnesota GO	5.000%	11/1/14	19,275	21,909
Minnesota GO	4.000%	12/1/14	3,730	4,098
Minnesota GO	5.000%	12/1/14	8,150	9,284
Minnesota GO	5.000%	11/1/15	19,775	22,957
Minnesota GO	5.000%	12/1/15	8,150	9,479
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/16	1,120	1,247
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/18	4,305	4,709
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	5,803
Minnesota Technology Lease Purchase COP	5.000%	6/1/17	9,690	11,016
Minnesota Technology Lease Purchase COP	5.000%	6/1/18	8,925	10,006
Minnesota Technology Lease Purchase COP	5.000%	6/1/19	10,680	11,820
1 Rochester MN Healthcare Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,029
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/30	2,000	2,077
St. Cloud MN Health Care Revenue (Centracare Health System)	5.125%	5/1/30	7,000	6,822
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,241
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	12,944
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	22,591
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	5,915
University of Minnesota Revenue	5.000%	12/1/14	9,840	11,131
University of Minnesota Revenue	5.000%	12/1/15	16,235	18,718
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,340
University of Minnesota Revenue	5.000%	8/1/21	1,885	2,164
University of Minnesota Revenue	5.000%	4/1/22	500	562
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,793
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,794
University of Minnesota Revenue	5.000%	8/1/24	4,515	4,976
University of Minnesota Revenue	5.250%	12/1/27	5,000	5,527
University of Minnesota Revenue	5.250%	12/1/28	7,045	7,740
University of Minnesota Revenue	5.000%	8/1/29	5,615	5,917
University of Minnesota Revenue	5.250%	12/1/29	3,500	3,822
University of Minnesota Revenue	5.000%	8/1/30	2,500	2,613
University of Minnesota Revenue	5.250%	12/1/31	4,000	4,302
				508,235

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.2%)
Mississippi GO	5.750%	12/1/11	6,000	6,191
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,335
Mississippi GO	5.500%	12/1/16	3,435	4,105
Mississippi GO	5.000%	12/1/20	10,000	11,151
Mississippi GO	5.000%	12/1/21	16,890	18,669
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,790
				48,241
Missouri (0.7%)
Cape Girardeau County MO Industrial Development Authority Health Facilities Revenue
(Southeast Missouri Hospital Association)	5.625%	6/1/12 (Prere.)	5,655	5,965
Kansas City MO Airport Revenue	5.000%	9/1/13	11,550	12,531
Kansas City MO Airport Revenue	5.000%	9/1/14	10,000	11,038
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,232
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	5,305
Missouri Board Public Building Special Obligation Revenue	5.000%	10/15/27	13,275	13,620
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	0.260%	5/2/11	6,500	6,500
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.750%	6/1/25	3,230	3,146
Missouri Environmental Improvement & Energy Resources Authority
Water Pollution Control Revenue (State Revolving Fund Program)	5.500%	7/1/12	4,190	4,366
Missouri Environmental Improvement & Energy Resources Authority
Water Pollution Control Revenue (State Revolving Fund Program)	5.500%	7/1/13	5,250	5,662
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19	2,420	2,649
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/21	4,000	4,249
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22	5,270	5,553
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Episcopal–Presbyterian Hospital)	5.500%	12/1/12 (4)	3,365	3,410
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Episcopal–Presbyterian Hospital)	5.500%	12/1/13 (4)	3,580	3,626
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Episcopal–Presbyterian Hospital)	5.500%	12/1/14 (4)	3,260	3,301
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20	3,975	4,225
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25	8,000	8,225
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30	5,000	4,860
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29	19,230	18,791
2 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.270%	5/2/11	4,610	4,610
Missouri Highways & Transportation Commission Road Revenue	5.250%	2/1/12 (Prere.)	11,410	11,835
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/19	1,825	2,144
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/24 (2)	12,225	12,496
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/26 (2)	15,730	15,876
St. Louis MO Airport Revenue (Airport Development Program)	5.625%	7/1/11 (Prere.)	11,560	11,666
St. Louis MO Airport Revenue (Airport Development Program)	5.625%	7/1/11 (Prere.)	10,260	10,354
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	6,363
				204,598
Nebraska (0.1%)
Lancaster County NE School District No. 1 (Lincoln Public Schools) GO	4.500%	1/15/26	3,140	3,273
Lancaster County NE School District No. 1 (Lincoln Public Schools) GO	4.500%	1/15/27	3,300	3,413
Lancaster County NE School District No. 1 (Lincoln Public Schools) GO	4.750%	1/15/29	2,030	2,115
Nebraska Investment Finance Authority Single Family Housing Revenue	5.700%	9/1/31	8,000	8,419
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	8,493
				25,713
Nevada (1.4%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	14,219
Clark County NV Airport Revenue	5.000%	7/1/21	2,000	2,075
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/15	6,525	7,082
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/16	5,575	6,079
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	14,637
Clark County NV School District GO	5.375%	6/15/12 (Prere.)	28,385	29,978
Clark County NV School District GO	5.375%	6/15/12 (Prere.)	29,765	31,436
Clark County NV School District GO	5.000%	6/15/14	6,320	6,914
Clark County NV School District GO	5.000%	6/15/18	11,500	12,707
Clark County NV School District GO	5.000%	6/15/19	13,750	14,903
Clark County NV School District GO	5.000%	6/15/20	14,335	15,351
Clark County NV School District GO	5.000%	6/15/21	14,980	15,789
Clark County NV School District GO	5.000%	6/15/21 (14)	12,900	13,815
Clark County NV School District GO	5.000%	6/15/22	14,655	15,360
Clark County NV School District GO	5.000%	6/15/23	16,360	17,041

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV School District GO	5.000%	6/15/24 (4)	12,905	13,420
Clark County NV School District GO	5.000%	6/15/25	12,445	12,691
Clark County NV School District GO	5.000%	6/15/26	29,900	30,491
2 Clark County NV School District GO TOB VRDO	0.260%	5/6/11	19,910	19,910
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,164
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24	5,000	5,063
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13 (14)	11,165	12,011
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	16,421
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	15,671
Las Vegas Valley Water District Nevada GO Water Improvement Revenue VRDO	0.450%	5/2/11	15,100	15,100
Las Vegas Valley Water District Nevada GO Water Improvement Revenue VRDO	2.244%	5/2/11	9,710	9,710
Nevada GO	5.000%	12/1/14 (4)	8,435	9,306
Reno NV Hospital Revenue (Washoe Medical Center Project)	5.500%	6/1/28 (2)	1,750	1,598
Truckee Meadows NV Water Authority Revenue	5.500%	7/1/11 (Prere.)	4,790	4,833
Truckee Meadows NV Water Authority Revenue	5.500%	7/1/12 (4)	5,335	5,377
				392,152
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,181
New Hampshire GO	5.000%	2/15/19	1,010	1,181
New Hampshire GO	5.000%	8/15/19	1,500	1,758
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/20	10,000	11,353
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31	10,000	9,942
				25,415
New Jersey (6.5%)
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	11,406
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,086
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24 (2)	3,720	4,155
New Jersey Building Authority Revenue	5.000%	12/15/18	5,610	6,058
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,883
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,424
New Jersey COP	5.000%	6/15/17	4,840	5,186
New Jersey COP	5.000%	6/15/18	12,915	13,714
New Jersey COP	5.250%	6/15/28	4,675	4,693
New Jersey COP	5.250%	6/15/29	1,000	1,001
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.625%	6/15/18	12,755	12,757
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.625%	6/15/19	14,000	13,999
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/24	12,000	11,160
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC—
Montclair State University Student Housing Project)	5.000%	6/1/18	2,000	2,020
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC—
Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,022
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC—
Montclair State University Student Housing Project)	5.250%	6/1/20	2,000	1,979
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC—
Montclair State University Student Housing Project)	5.375%	6/1/25	5,000	4,719
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13	12,315	13,161
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	12,475	13,712
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,800	5,276
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	11,251
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,346
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	9,100	10,022
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	42,351
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17	38,000	41,549
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	63,000	68,254
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/19 (3)	4,285	4,712
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	38,410	40,919
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	8,554
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (4)	5,000	5,456
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,540	8,760
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	81,630	87,925
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,034
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	15,000	16,014
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/25	17,000	17,392
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	19,394
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	10,741
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,195

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	40,455	43,440
New Jersey Economic Development Authority Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/13	7,215	7,652
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29	30,920	31,715
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	12/1/23	6,000	6,838
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	6,488
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,049
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	11,097
New Jersey GO	5.500%	8/1/11	3,500	3,546
New Jersey GO	5.250%	7/1/14 (4)	25,000	27,795
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,606
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,718
New Jersey GO	5.250%	7/15/19 (2)	5,000	5,742
New Jersey GO	5.000%	8/15/20	30,000	33,649
2 New Jersey GO TOB VRDO	0.270%	5/2/11	20,300	20,300
New Jersey GO TOB VRDO	0.270%	5/2/11	3,600	3,600
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,103
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,557
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	5,000	5,365
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/20	2,120	2,133
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/22	1,500	1,471
New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Hospital)	5.000%	7/1/18	1,925	2,028
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/23	12,860	13,383
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.250%	7/1/12 (14)	965	967
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.250%	7/1/14 (14)	1,885	1,887
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.000%	7/1/29	3,375	2,690
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	20,284
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.240%	5/2/11 LOC	5,300	5,300
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	6,500	6,527
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/29	5,000	4,945
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17	10,000	11,218
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,055	2,087
New Jersey Transportation Corp. COP	5.500%	9/15/13 (2)	1,410	1,522
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,240
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	11,032
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	8,178
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,000	5,567
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	6,735
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.500%	6/15/11 (14)	12,490	12,586
New Jersey Transportation Trust Fund Authority Transportation System Revenue	7.000%	6/15/12 (ETM)	7,510	8,072
New Jersey Transportation Trust Fund Authority Transportation System Revenue	7.000%	6/15/12 (14)	12,490	13,379
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/14 (Prere.)	11,900	13,507
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15 (2)	1,750	1,950
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/17	1,250	1,413
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	15,000	16,401
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,000	16,323
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	10,000	10,879
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,040	1,131
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19 (14)	32,000	34,716
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/20 (3)	17,680	18,372
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	7,000	7,916
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	27,915	30,110
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	9,000	9,933
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (3)	79,200	86,853
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	11,000	11,799
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	25,000	27,656
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,143
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	9,620	10,573
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	2,500	2,662
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	45,900	48,877
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	22,000	24,024
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	25,000	27,109
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	20,000	20,341
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,000	427
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	15,000	6,354
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	74,680	31,861
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	24,000	9,456
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	98,285	35,725
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	25,000	8,363

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	44,000	14,718
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29	47,325	14,610
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30	14,800	4,217
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	15,000	3,652
2 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.270%	5/6/11 (13)	15,355	15,355
2 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.800%	5/6/11 LOC	26,940	26,940
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	2,325	2,498
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	14,440	15,774
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	21,292
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,816
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,500	15,205
Newark NJ GO	5.000%	10/1/19	3,505	3,728
Newark NJ GO	5.000%	10/1/20	2,455	2,588
Rutgers State University New Jersey Revenue	6.400%	5/1/13	1,755	1,838
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,402
Tobacco Settlement Financing Corp. New Jersey Revenue	4.250%	6/1/12	6,385	6,457
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/13	14,945	15,282
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	11,425	11,606
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16	14,585	14,726
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	15,925	15,825
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18	16,975	16,569
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	30,595	29,202
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	58,032	48,888
Tobacco Settlement Financing Corp. New Jersey Revenue	6.125%	6/1/24 (Prere.)	15,410	15,548
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	33,410	24,333
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/32 (Prere.)	33,155	34,522
University of Medicine & Dentistry New Jersey Revenue	5.500%	12/1/23 (2)	7,330	7,402
University of Medicine & Dentistry New Jersey Revenue	5.500%	12/1/27 (2)	10,100	10,105
				1,856,743
New Mexico (0.4%)
Alamogordo NM Hospital Revenue (Gerald Champion Regional Medical Center Project) VRDO	0.270%	5/6/11 LOC	9,965	9,965
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18	16,440	17,429
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,890	6,152
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,674
3 New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,547
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/13 (2)	12,395	13,472
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	30,525	34,626
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	18,000	20,418
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/16	7,260	8,439
Santa Fe NM Gross Receipts Tax Revenue	5.000%	6/1/11	2,000	2,008
Santa Fe NM Gross Receipts Tax Revenue	4.000%	6/1/12	3,260	3,371
				119,101
New York (12.5%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19	1,185	1,151
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/21	2,575	2,533
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/22	2,680	2,592
Amherst NY Development Corp. Student Housing Facility Revenue	4.375%	10/1/30	1,100	1,001
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	6,496
City of Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	3,500	3,495
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/23 (4)	7,000	7,398
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/24 (4)	3,750	3,940
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/25 (4)	3,000	3,123
Long Island NY Power Authority Electric System Revenue	5.250%	6/1/12	40,505	42,526
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	2,900	3,190
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	1,335	1,469
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/20 (14)	10,000	10,607
Long Island NY Power Authority Electric System Revenue	5.250%	4/1/21	2,945	3,261
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/21 (14)	10,000	10,659
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/21 (14)	33,615	35,830
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23	5,800	6,177
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/25	20,000	21,691
Long Island NY Power Authority Electric System Revenue VRDO	0.800%	5/6/11 (4)	34,055	34,055
Metropolitan New York Transportation Authority Revenue	5.750%	7/1/18	1,975	2,317
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/18	3,425	3,791
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/19 (14)	5,000	5,564
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/21	2,685	2,835
Metropolitan New York Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	18,288
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/23 (4)	10,000	10,483

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan New York Transportation Authority Revenue	4.750%	11/15/24 (14)	9,005	9,070
Metropolitan New York Transportation Authority Revenue	4.750%	11/15/25 (14)	9,435	9,454
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/27	22,625	23,257
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/28	9,000	9,245
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/29	20,730	21,151
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/30	24,500	24,904
Metropolitan New York Transportation Authority Revenue (Commuter Facilities)	5.000%	1/1/12 (Prere.)	8,100	8,361
Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	25,457
2 Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.260%	5/6/11 (13)	8,000	8,000
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	6,523
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	11,069
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	7,640
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	11,504
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	12,059
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	11,939
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,095
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	11,001
Metropolitan New York Transportation Authority Revenue (Service Contract)	0.000%	7/1/11 (ETM)	21,200	21,187
Metropolitan New York Transportation Authority Revenue (Service Contract)	5.500%	7/1/15	17,315	19,651
Metropolitan New York Transportation Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	1,500	1,743
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	4.750%	7/1/12 (Prere.)	25,835	27,163
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/14 (2)	5,000	5,596
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/15 (2)	45,130	47,411
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/16 (2)	38,075	39,911
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	30,750	34,232
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,319
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,241
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	31,500	34,084
2 Metropolitan New York Transportation Authority Revenue TOB VRDO	0.270%	5/6/11 (13)	2,000	2,000
2 Monroe County NY Industrial Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project) TOB VRDO	0.310%	5/6/11	6,665	6,665
Nassau County NY GO	4.000%	10/1/22	8,755	8,678
Nassau County NY GO	4.000%	10/1/23	5,245	5,122
New York City NY Capital Resources Corp. Revenue (Loan Enhanced Assistance Program) VRDO	0.290%	5/6/11 LOC	12,427	12,427
New York City NY Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18	7,600	8,556
New York City NY GO	5.000%	8/1/11	8,000	8,094
New York City NY GO	5.750%	8/1/12 (Prere.)	350	373
New York City NY GO	5.000%	8/1/13	2,370	2,579
New York City NY GO	5.250%	8/1/13	17,515	19,158
New York City NY GO	5.750%	8/1/13	7,650	8,094
New York City NY GO	5.000%	8/1/14	6,500	7,234
New York City NY GO	5.000%	8/1/14	2,500	2,782
New York City NY GO	5.000%	8/1/14	2,505	2,788
New York City NY GO	5.250%	9/1/14	3,560	4,000
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,363
New York City NY GO	5.750%	8/1/15 (2)	38,000	40,121
New York City NY GO	5.000%	8/1/17	7,610	8,672
New York City NY GO	5.000%	6/1/19	8,675	9,835
New York City NY GO	5.000%	8/1/19	4,500	5,106
New York City NY GO	5.000%	8/1/19	3,100	3,518
New York City NY GO	5.000%	8/1/19	5,000	5,674
New York City NY GO	5.000%	8/1/19	12,130	13,406
New York City NY GO	5.000%	8/1/20	9,010	9,853
New York City NY GO	5.000%	8/1/20	10,000	10,936
New York City NY GO	5.000%	8/1/20	32,355	36,228
New York City NY GO	5.250%	9/1/20	4,565	5,130
New York City NY GO	5.000%	10/1/20	1,445	1,583
New York City NY GO	5.000%	2/1/21	12,300	13,264
New York City NY GO	5.250%	3/1/21	4,255	4,765
New York City NY GO	5.000%	8/1/21	15,750	17,591
New York City NY GO	5.000%	8/1/21	9,600	10,397
New York City NY GO	5.000%	8/1/21	59,135	65,404
New York City NY GO	5.000%	8/1/21	23,065	24,155
New York City NY GO	5.000%	8/1/21	14,000	14,733
New York City NY GO	5.250%	9/1/21	20,000	22,229
New York City NY GO	5.000%	1/1/22	15,000	16,060
New York City NY GO	5.000%	8/1/22	18,475	20,426
New York City NY GO	5.000%	8/1/22	6,020	6,656
New York City NY GO	5.000%	8/1/22	7,050	7,580
New York City NY GO	5.000%	8/1/22	32,000	35,066
New York City NY GO	5.250%	8/15/22	25,250	27,820

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/23	2,000	2,171
New York City NY GO	5.250%	8/15/23	21,820	23,844
New York City NY GO	5.000%	11/1/23	8,000	8,434
New York City NY GO	5.250%	8/15/24	25,945	28,048
New York City NY GO	5.000%	3/1/25	9,000	9,318
New York City NY GO	5.000%	6/1/25	5,145	5,346
New York City NY GO	5.000%	8/1/25	5,000	5,316
New York City NY GO	5.000%	4/1/26	3,590	3,779
New York City NY GO	5.000%	8/1/26	1,455	1,534
New York City NY GO	5.000%	5/15/29	7,900	8,159
New York City NY GO	5.450%	4/1/31	6,560	6,886
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/18	1,500	1,650
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	10,000	9,645
New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.750%	11/1/30	4,975	4,732
New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.750%	11/1/30	1,875	1,783
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	28,197
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	4,749
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	3,741
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	10,547
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26 (14)	9,500	10,127
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/13 (ETM)	2,000	2,153
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/14	3,525	3,856
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/15	2,820	3,134
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/16	2,925	3,288
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/17	2,150	2,422
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/17	6,335	7,160
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19	3,875	4,352
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23	4,440	4,762
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	7,454
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,537
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	13,960
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/26 (14)	7,620	7,844
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	8,657
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	11,127
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	4,844
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	3,579
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	9,700
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	8/1/12 (Prere.)	750	796
New York City NY Transitional Finance Authority Future Tax Revenue	5.375%	2/1/13	15	15
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	6,065	6,841
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	9,197
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	5,965	6,947
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/18	1,300	1,516
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	20,000	23,377
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	5,000	5,844
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/19	1,305	1,517
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	11,438
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	2,948
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/21	51,100	54,515
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	36,850	41,823
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,015	18,286
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/22	11,090	12,369
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/22	2,500	2,739
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	11,140
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	9,106
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	27,304
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	10,000	10,463
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	8,000	8,312
New York GO	4.500%	2/1/17	14,125	15,808
New York GO	4.500%	2/1/18	24,735	27,642
New York GO	4.500%	2/1/19	10,670	11,867
New York GO	5.000%	2/1/30	3,000	3,152
New York GO	5.000%	2/15/30	20,000	21,108
New York NY GO	5.250%	8/1/11 (ETM)	4,200	4,253
New York NY GO	5.250%	8/1/11	25,300	25,613
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/20	13,290	14,795
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,028
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,163
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/28	3,925	4,068
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,125	2,202
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/30	4,330	4,452
New York State Dormitory Authority Revenue (City University System)	5.750%	7/1/13 (14)	11,200	11,637

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (City University System)	5.750%	7/1/13 (14)	9,230	9,656
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19	3,000	3,362
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21	5,000	5,563
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22	5,340	5,878
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25	6,100	6,487
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28	1,070	1,085
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29	1,625	1,649
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30	1,200	1,220
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	18,000	19,835
New York State Dormitory Authority Revenue (Highland Community Development Corp.) VRDO	0.270%	5/6/11 LOC	6,900	6,900
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	7,500	7,626
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,200	3,504
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,000	3,351
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	5,030	5,618
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/23 (14)	6,415	6,652
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/24 (14)	6,740	6,958
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	2,735	2,855
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,619
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/21	1,500	1,598
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/23 (14)	4,000	4,114
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/24 (14)	3,300	3,353
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/27 (14)	8,000	7,956
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/16 (14)	3,500	4,134
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	2,071
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22	3,445	3,793
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/29	2,000	2,059
New York State Dormitory Authority Revenue (North Shore–Long Island Jewish Obligated Group)	5.000%	5/1/32	2,475	2,302
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/13	2,135	2,366
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/14	3,250	3,689
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	9,500	11,025
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	2,000	2,318
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	33,000	37,200
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,080	13,814
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	34,650	38,640
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,440
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	5,000	5,347
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	5,000	5,388
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	16,820	17,810
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	10,000	10,524
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,565	2,679
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	5,790	6,067
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	20,000	21,077
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,775	2,924
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	6,810	7,156
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	1,000	1,043
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,736
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	3,802
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	4,320	4,759
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	7,000	7,615
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18	11,570	13,009
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	7,523
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	19,396
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22	3,050	3,299
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.250%	5/15/15	1,670	1,840
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,052
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,052
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,016
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	17,513
New York State Environmental Facilities Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.375%	6/15/15	7,650	8,051
New York State Environmental Facilities Corp. Revenue (State Clean Water &
Drinking Water Revolving Funds)	5.375%	6/15/16	6,000	6,311
New York State Housing Finance Authority Revenue (Clinton Park) VRDO	0.230%	5/6/11 LOC	12,000	12,000
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,776
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17	1,250	1,444
New York State Local Government Assistance Corp. Revenue VRDO	0.230%	5/6/11	15,000	15,000

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Mortgage Agency Revenue (NYHELP’s Education Loan)	5.000%	11/1/22	2,315	2,409
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	2,600	2,793
New York State Thruway Authority Revenue	4.000%	7/15/11	10,000	10,079
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	9,720
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,610
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	10,652
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	20,000	20,587
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	14,885	15,221
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.500%	4/1/12 (14)	20,000	20,939
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/13	2,500	2,705
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.500%	4/1/13 (14)	15,000	15,635
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	13,407
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,934
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,512
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,569
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	14,955
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,643
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,445
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,705
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,027
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,253
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	11,565
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,223
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	4,771
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,302
New York State Thruway Authority Revenue (Personal Income Tax)	5.500%	3/15/12 (Prere.)	3,000	3,137
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19	3,820	4,435
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/21	30,945	35,626
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/21	24,890	27,941
New York State Thruway Authority Revenue (Personal Income Tax)	5.250%	3/15/27	7,115	7,607
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29	7,000	7,324
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/21	16,000	17,877
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	25,095
New York State Thruway Authority Revenue (Service Contract)	5.500%	4/1/13	5,000	5,216
New York State Urban Development Corp. Revenue	5.000%	12/15/14	3,125	3,548
New York State Urban Development Corp. Revenue	5.000%	1/1/15	19,500	21,649
New York State Urban Development Corp. Revenue	5.000%	12/15/15	4,000	4,607
New York State Urban Development Corp. Revenue	5.000%	1/1/16	22,360	25,167
New York State Urban Development Corp. Revenue	5.250%	1/1/17	12,000	13,707
New York State Urban Development Corp. Revenue	5.250%	1/1/18	36,140	41,210
New York State Urban Development Corp. Revenue	5.250%	1/1/22	7,500	8,162
New York State Urban Development Corp. Revenue	4.375%	3/15/22	9,020	9,694
New York State Urban Development Corp. Revenue	5.000%	12/15/22	2,000	2,224
New York State Urban Development Corp. Revenue	5.000%	12/15/23	2,615	2,881
New York State Urban Development Corp. Revenue	5.000%	1/1/26	7,910	8,174
New York State Urban Development Corp. Revenue (Correctional Capital Facilities)	5.250%	1/1/14 (4)	7,770	8,265
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	23,401
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	47,625	55,399
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	41,638
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,051
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	20,798
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	25,321
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	7,826
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,324
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	50,000	55,509
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	8,000	9,002
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	24,275	27,315
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19	3,625	4,058
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	8,057
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	18,165	20,201
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	12,465
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	20,085	22,068
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22	5,120	5,558
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25	15,000	15,842
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30	18,635	19,829
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28	25,000	25,518
Suffolk County NY Water Authority Revenue	6.800%	6/1/12 (ETM)	665	673
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	0.230%	5/6/11 LOC	5,400	5,400
Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/12	50,000	51,813
Triborough Bridge & Tunnel Authority New York Revenue	5.500%	1/1/12 (ETM)	4,195	4,344

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York Revenue	6.000%	1/1/12 (ETM)	3,640	3,782
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/14	3,000	3,419
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20	4,550	5,104
Triborough Bridge & Tunnel Authority New York Revenue	5.500%	11/15/21 (14)	31,370	37,044
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25	24,975	26,354
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/14	20,000	22,228
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/15	20,000	22,597
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	7,873
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	1,000	994
				3,567,887
North Carolina (2.0%)
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,717
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,301
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,056
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,547
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,246
Mecklenburg County NC Public Facilities Corp. Revenue (Annual Appropriation)	5.000%	3/1/19	3,000	3,489
Moore County NC Revenue	4.000%	6/1/16	1,245	1,351
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/27 (4)	9,900	9,933
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project) VRDO	0.370%	5/6/11 (4)	11,600	11,600
2 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.270%	5/2/11	8,200	8,200
2 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.270%	5/2/11	2,655	2,655
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	15,000	13,863
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	5,000	4,621
North Carolina Capital Improvement GO	5.000%	5/1/27	30,510	32,655
North Carolina Capital Improvement GO	4.625%	5/1/29	4,255	4,305
North Carolina Capital Improvement GO	5.000%	5/1/29	28,585	30,131
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/21	10,000	10,745
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/12	14,875	15,310
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/13	25,000	26,602
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/14	15,000	16,450
North Carolina Eastern Municipal Power Agency Revenue	5.300%	1/1/15	4,000	4,210
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/16	4,000	4,418
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/16	3,000	3,153
North Carolina Eastern Municipal Power Agency Revenue	5.375%	1/1/17	4,700	4,932
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/20	2,250	2,419
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/26	22,510	22,838
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/26	3,000	3,139
North Carolina GO	5.000%	3/1/12	7,400	7,692
North Carolina GO	5.000%	5/1/14	16,780	18,143
North Carolina GO	5.000%	3/1/18	10,000	11,572
North Carolina GO	5.000%	6/1/18	30,780	36,468
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/18 (4)	9,675	10,960
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,169
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/18	3,075	3,142
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/30	2,435	2,258
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,303
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,375	1,496
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	5,358
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,000	5,291
North Carolina Municipal Power Agency Revenue	5.250%	1/1/16 (4)	10,000	10,619
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17 (4)	15,290	16,220
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17	5,000	5,714
North Carolina Municipal Power Agency Revenue	5.250%	1/1/18 (14)	69,495	73,579
North Carolina Municipal Power Agency Revenue	5.250%	1/1/18	5,000	5,724
North Carolina Municipal Power Agency Revenue	5.250%	1/1/19 (14)	38,600	40,783
North Carolina Municipal Power Agency Revenue	5.250%	1/1/19	3,085	3,472
North Carolina Municipal Power Agency Revenue	5.000%	1/1/20	8,500	9,507
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20 (14)	10,000	10,528
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	2,000	2,220
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	4,500	4,571
University of North Carolina University System Revenue	5.250%	10/1/27	1,720	1,857
University of North Carolina University System Revenue	5.250%	10/1/28	1,590	1,706
Wake County NC GO	5.000%	6/1/28	3,000	3,157
Winston-Salem NC Water & Sewer System Revenue	5.500%	6/1/11 (Prere.)	2,380	2,415
Winston-Salem NC Water & Sewer System Revenue	5.500%	6/1/11 (Prere.)	1,970	1,999
Winston-Salem NC Water & Sewer System Revenue	5.500%	6/1/13	1,500	1,522
Winston-Salem NC Water & Sewer System Revenue	5.500%	6/1/14	1,240	1,258
				564,589

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio (3.9%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.250%	5/6/11 LOC	2,600	2,600
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,867
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/17	14,645	16,172
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	30,485
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.200%	5/2/11 LOC	2,400	2,400
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18	16,000	17,650
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,000	14,278
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,310	11,017
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,380
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,390
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,237
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/28	1,940	1,983
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	131,360	101,141
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	48,890	35,141
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,035
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,313
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,542
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,562
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	11,444
2 Cincinnati OH City School District GO TOB VRDO	0.960%	5/6/11 LOC	6,440	6,440
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	14,710	16,365
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	9,185	10,218
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	5,000	5,562
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	8,150	9,067
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	4,500	4,707
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	7,751
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	14,525
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	7,699
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	7,499
Cleveland OH Water Works Revenue	5.375%	1/1/13 (4)	3,455	3,563
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,094
Columbus OH City School District GO	5.000%	12/1/18	1,205	1,389
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,916
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,138
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	7,812
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	8,070
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,477
Cuyahoga County OH Revenue (Cleveland Clinic Health System Obligated Group) VRDO	3.002%	5/2/11	4,800	4,800
Cuyahoga County OH Revenue (Cleveland Clinic Health System Obligated Group) VRDO	3.750%	5/2/11	4,700	4,700
Cuyahoga OH Community College District Revenue	5.000%	8/1/22	6,610	7,241
Cuyahoga OH Community College District Revenue	5.000%	8/1/23	3,470	3,747
Cuyahoga OH Community College District Revenue	5.000%	8/1/24	2,500	2,669
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.260%	5/6/11	9,600	9,600
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.260%	5/6/11	3,100	3,100
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,568
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	23,783
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	19,038
Huber Heights OH City School District GO	4.750%	12/1/24	890	915
Huber Heights OH City School District GO	4.875%	12/1/27	150	152
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,025
Huber Heights OH City School District GO	5.000%	12/1/29	1,000	1,020
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,012
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.625%	10/1/12	6,800	6,998
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.625%	10/1/13	6,810	7,007
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.625%	10/1/14	6,000	6,171
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.625%	10/1/15	4,000	4,113
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,808
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,808
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,239
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,239
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,973
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,973
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31	6,000	6,019
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.240%	5/6/11 LOC	14,475	14,475
Montgomery County OH (Miami Valley Hospital) VRDO	0.200%	5/2/11	7,500	7,500
Montgomery County OH (Miami Valley Hospital) VRDO	0.220%	5/2/11	5,000	5,000
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	5,500	5,883
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,029

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Building Authority Revenue (Administration Building Fund)	5.500%	10/1/11 (Prere.)	6,605	6,751
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	5,635
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/20	5,000	5,604
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/21	10,000	11,070
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/26	1,975	2,052
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/22	5,460	5,985
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/30	1,475	1,519
Ohio Building Authority Revenue (Correctional Facilities)	5.500%	10/1/12 (4)	5,000	5,100
Ohio Building Authority Revenue (Correctional Facilities)	5.500%	10/1/13 (4)	3,000	3,058
Ohio Building Authority Revenue (Correctional Facilities)	5.250%	4/1/17	5,565	6,397
Ohio Conservation Projects GO	5.000%	3/1/17	2,000	2,174
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	11,236
Ohio Conservation Projects GO	5.000%	9/15/20	3,250	3,769
Ohio GO	5.000%	8/1/13	7,160	7,820
Ohio GO	5.000%	8/1/13	2,525	2,758
Ohio GO	5.000%	8/1/13	5,750	6,284
Ohio GO	5.250%	8/1/13 (4)	12,435	13,660
Ohio GO	5.500%	8/1/13	2,945	3,252
Ohio GO	5.000%	9/15/13	9,500	10,396
Ohio GO	5.000%	8/1/14	8,265	9,237
Ohio GO	5.000%	8/1/14	6,670	7,455
Ohio GO	5.000%	8/1/14	6,500	7,284
Ohio GO	5.000%	9/15/14	2,155	2,423
Ohio GO	5.000%	9/15/14	5,000	5,621
Ohio GO	5.500%	11/1/14	7,000	7,992
Ohio GO	5.000%	9/15/16	5,415	6,285
Ohio GO	5.000%	9/15/18	12,755	14,204
Ohio GO	5.000%	11/1/18	7,710	8,597
Ohio GO	5.000%	9/15/19	13,000	14,299
Ohio GO	5.000%	9/15/19	9,025	10,459
Ohio Higher Education Capital Facilities Revenue	5.250%	11/1/12 (Prere.)	3,710	3,975
Ohio Higher Education GO	5.000%	11/1/23	7,405	7,913
2 Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) TOB VRDO	0.260%	5/6/11	6,225	6,225
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,185
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32	1,880	1,904
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	27,332
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,709
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	9,341
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	11,695
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28	4,390	4,686
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/13 (14)	2,905	3,202
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/13 (14)	10,135	11,170
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16	5,000	5,714
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	8,635	9,889
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/20	4,000	4,554
Ohio State University General Receipts Revenue	5.250%	12/1/12 (Prere.)	2,000	2,150
Ohio State University General Receipts Revenue	5.000%	12/1/13	3,135	3,456
Ohio State University General Receipts Revenue	5.250%	6/1/14	2,865	3,213
Ohio State University General Receipts Revenue	5.000%	12/1/20	3,750	4,242
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,500	2,640
Ohio State University General Receipts Revenue	4.750%	6/1/30	6,200	6,220
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	1,903
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	7,333
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,856
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,038
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,603
2 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.800%	5/6/11	5,970	5,970
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/17	2,000	2,215
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,675
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,841
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,652
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,224
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,369
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,515
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,673
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,286
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,763
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/28	17,000	16,509
University of Akron Ohio General Receipts Revenue	5.000%	1/1/19 (4)	1,000	1,104
University of Akron Ohio General Receipts Revenue	5.000%	1/1/22 (4)	7,700	8,259

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	8,010	8,507
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,490
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,583
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,059
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,052
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,547
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,385
University of Cincinnati Ohio General Receipts Revenue	5.500%	6/1/11 (Prere.)	2,700	2,740
University of Cincinnati Ohio General Receipts Revenue	5.500%	6/1/11 (Prere.)	1,000	1,015
				1,102,491
Oklahoma (0.3%)
Grand River Dam Authority Oklahoma Revenue	6.250%	6/1/11 (2)	7,595	7,630
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25 (2)	18,070	18,628
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26 (2)	12,000	12,317
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27 (2)	20,110	20,549
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	12,479
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.280%	5/2/11 (12)	15,085	15,085
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,400	3,620
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/28	1,045	1,124
Oklahoma Water Resource Board Revenue	5.000%	4/1/28	750	809
Oklahoma Water Resource Board Revenue	5.000%	4/1/29	750	804
Oklahoma Water Resource Board Revenue	5.000%	4/1/30	750	798
				93,843
Oregon (0.5%)
Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System)	5.750%	5/1/12	2,955	2,988
Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System)	5.750%	5/1/13	5,580	5,642
Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System)	5.750%	5/1/14	5,825	5,889
Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System)	5.750%	5/1/15	4,395	4,443
Oregon Department Administrative Services COP	5.000%	11/1/19	2,000	2,274
Oregon Department Administrative Services COP	5.000%	11/1/20	9,660	10,803
Oregon Department Administrative Services COP	5.000%	5/1/23	3,130	3,383
Oregon Department Administrative Services COP	5.000%	5/1/24	1,750	1,864
Oregon Department Administrative Services COP	5.000%	5/1/25	2,220	2,335
Oregon Department Administrative Services COP	5.000%	5/1/26	3,520	3,673
Oregon Department Administrative Services Lottery Revenue	5.000%	4/1/25 (4)	5,675	6,053
Oregon Department Administrative Services Lottery Revenue	5.250%	4/1/26	9,475	10,380
Oregon Department Administrative Services Lottery Revenue	5.250%	4/1/28	5,120	5,631
Oregon Department Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,321
Oregon Department Administrative Services Lottery Revenue	5.250%	4/1/31	6,200	6,651
Oregon Department Transportation Highway Usertax Revenue	4.500%	11/15/24	11,585	12,105
1 Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	5,000	5,299
1 Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,500	7,892
Portland OR Sewer System Revenue	5.000%	6/1/12 (14)	27,230	28,586
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	13,006
				143,218
Pennsylvania (3.4%)
Allegheny County PA GO	5.000%	11/1/29	15,000	15,021
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,290	1,320
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/31	2,720	2,759
Allegheny County PA Industrial Development Authority Health Care Revenue
(Vincentian Collaborative System) VRDO	0.280%	5/6/11 LOC	7,725	7,725
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	10,500	11,122
Allegheny County PA Sanitation Authority Sewer Revenue	5.000%	6/1/26 (4)	1,000	1,036
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.500%	11/15/16	1,410	1,434
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.750%	11/15/17	1,010	1,026
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	5.000%	11/15/18	1,100	1,115
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,413
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	14,511
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	9,750
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17	2,375	2,467
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18	2,735	2,843
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	3,415	3,485
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	4,190	4,264
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29	14,800	14,654
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	3,783
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	3,896
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,002
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	10,915

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/27	1,000	1,037
Delaware County PA Industrial Development Authority Pollution Control Revenue
(PECO Energy Co. Project)	4.000%	12/1/12	25,000	25,953
Delaware County PA Industrial Development Authority Resource Recovery Facility Revenue
(General Electric Capital Corp.) VRDO	0.240%	5/6/11	15,900	15,900
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.250%	5/6/11 LOC	7,700	7,700
Indiana County PA Industrial Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	6,000	6,048
Lancaster PA Higher Education Authority College Revenue (Franklin & Marshall College)	5.000%	4/15/22	3,500	3,687
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,765	5,674
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,393
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	990
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.125%	8/15/21	1,000	987
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/22	1,000	981
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/23	1,500	1,460
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/24	3,000	2,848
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	2,390	2,729
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	16,204
Pennsylvania GO	5.250%	2/1/12 (14)	8,500	8,816
Pennsylvania GO	5.000%	3/1/12	24,335	25,284
Pennsylvania GO	5.500%	5/1/12 (Prere.)	10,000	10,516
Pennsylvania GO	5.250%	7/1/12	25,200	26,628
Pennsylvania GO	5.000%	10/1/12 (14)	9,430	10,036
Pennsylvania GO	5.000%	7/1/13 (Prere.)	960	1,050
Pennsylvania GO	4.000%	7/15/13	16,995	18,215
Pennsylvania GO	5.000%	7/1/14 (14)	4,890	5,308
Pennsylvania GO	5.000%	8/1/15	5,120	5,875
Pennsylvania GO	5.000%	5/1/19	15,000	17,548
Pennsylvania GO	5.000%	7/1/19	30,000	35,115
Pennsylvania GO	5.375%	7/1/21	4,500	5,402
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	5,957
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/30	5,420	5,613
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,214
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) VRDO	0.240%	5/6/11 LOC	7,500	7,500
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	9/1/28	2,405	2,581
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/13	5,000	5,396
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/31	500	469
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18	2,000	2,119
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,199
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,644
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/20	12,180	13,651
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/23	20,000	21,769
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	6,080	6,336
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	10,600	11,047
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	6,620	6,851
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	11,130	11,519
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25 (4)	11,585	11,891
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/26 (4)	10,070	10,281
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.250%	12/1/11 (ETM)	2,875	2,886
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.250%	12/1/11 (ETM)	4,095	4,111
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,672
2 Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.260%	5/6/11	11,000	11,000
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.430%	5/6/11 (4)	8,815	8,815
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	4,840
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	14,851
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	18,339
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,023
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	3,686
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,570
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,827
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	12,446
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,222
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	48,379
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	6,505
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	10,121
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/16	3,000	3,311

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Revenue	5.250%	7/1/11 (4)	5,000	5,019
Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,210
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,213
Philadelphia PA GO	5.125%	5/15/11 (14)	12,290	12,312
Philadelphia PA GO	5.125%	5/15/12 (14)	4,975	4,986
Philadelphia PA GO	5.125%	5/15/13 (14)	5,000	5,011
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	24,991
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,458
Philadelphia PA Hospitals & Higher Education Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	23,857
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.250%	5/2/11	6,500	6,500
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	2.952%	5/2/11	4,900	4,900
Philadelphia PA Industrial Development Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,830
Philadelphia PA Municipal Authority Revenue	5.250%	5/15/13 (4)	11,105	11,807
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	5,965	6,355
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,628
Philadelphia PA School District GO	5.500%	8/1/12 (14)	10,815	11,397
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	7,850
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	19,483
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,232
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,244
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	32,357
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	6,100	6,338
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	5,000	5,162
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.000%	9/15/19	2,575	2,982
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.500%	9/15/23	9,000	10,271
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/27	12,500	13,612
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,551
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/29	11,250	12,076
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,298
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	1,330	1,416
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,375
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/21	1,015	1,099
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/22	1,160	1,247
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/23	1,350	1,432
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/24	1,420	1,493
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/25	1,465	1,523
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30	6,185	6,208
				986,289
Puerto Rico (1.6%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/14	4,420	4,793
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,000	5,533
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	36,455
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20	5,000	5,197
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,636
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,644
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,257
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	17,677
Puerto Rico GO	5.500%	7/1/11 (4)	8,500	8,566
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,306
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,378
Puerto Rico GO	5.250%	7/1/20	14,955	15,010
Puerto Rico Highway & Transportation Authority Revenue	6.250%	7/1/11 (14)	2,835	2,860
Puerto Rico Highway & Transportation Authority Revenue	6.250%	7/1/13 (14)	7,220	7,775
Puerto Rico Highway & Transportation Authority Revenue	6.250%	7/1/15 (14)	5,590	6,224
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/16 (3)	8,885	9,143
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/12 (4)	2,470	2,491
Puerto Rico Public Buildings Authority Government Facilities Revenue	0.000%	7/1/11 (3)	48,810	48,547
Puerto Rico Public Buildings Authority Government Facilities Revenue	0.000%	7/1/12 (3)	34,465	33,118
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	15,377
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/17 (2)	6,390	6,800
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.500%	7/1/18 (2)	5,930	6,234
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/29	9,700	9,043
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	43,740	44,500
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	30,000	30,314

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	30,000	30,779
Puerto Rico Sales Tax Financing Corp. Revenue PUT	5.000%	8/1/11 (Prere.)	50,000	50,606
				456,263
Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,477
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/11 (4)	5,000	5,031
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/12 (4)	5,000	5,255
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	22,593
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	27,954
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/26 (4)	4,900	4,965
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	2,856
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,189
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,442
				78,762
South Carolina (1.3%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/19	3,105	3,390
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/26	12,610	12,971
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/27	33,070	33,866
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/28	2,730	2,787
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/16	5,000	5,500
Greenville County SC Hospital Revenue (Greenville Hospital System)	4.125%	5/1/17	5,315	5,591
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18	2,655	2,911
Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	37,691
Greenville County SC School District Installment Revenue	5.000%	12/1/26	28,255	28,750
Medical University South Carolina Hospital Authority Hospital Facilities Revenue	6.250%	8/15/12 (Prere.)	13,000	13,968
North Charleston SC Tax Revenue	5.000%	12/1/12 (12)	2,945	3,127
North Charleston SC Tax Revenue	5.000%	12/1/13 (12)	4,525	4,938
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	5,253
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,296
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/19	18,995	20,630
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	24,515	26,632
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	5,705
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	6,000	6,417
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	4,682
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	2,400	1,192
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,703
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	14,095
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,293
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	2,820
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	8,661
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18	2,000	2,150
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,517
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	5,000	5,135
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,046
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	13,613
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	1,775	1,912
South Carolina Public Service Authority Revenue	5.375%	1/1/12 (Prere.)	7,300	7,549
South Carolina Public Service Authority Revenue	5.500%	1/1/13 (4)	5,000	5,316
South Carolina Public Service Authority Revenue	5.000%	1/1/28	6,735	7,031
South Carolina Public Service Authority Revenue	5.000%	1/1/29	2,900	3,008
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/13 (2)	5,200	5,696
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/25 (2)	4,035	4,117
Spartanburg County SC Regional Health Services District Revenue VRDO	0.350%	5/6/11 (12)	26,320	26,320
				364,279
South Dakota (0.0%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,011

Tennessee (1.3%)
Greeneville TN Health & Educational Facilities Board Revenue
(Laughlin Memorial Hospital Project) VRDO	0.650%	5/6/11 LOC	41,000	41,000
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	8,280	8,555
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	8,000	7,995
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	22,110
Memphis TN GO	5.000%	11/1/20 (14)	16,000	17,513
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,483
Memphis TN GO	5.000%	11/1/21 (14)	4,730	5,150

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Memphis TN GO	5.000%	7/1/22	15,000	17,035
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,116
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/20	5,000	5,678
Murfreesboro TN GO	5.000%	6/1/19	645	749
Shelby County TN GO	0.000%	12/1/11	10,000	9,966
Shelby County TN GO	5.000%	4/1/19	500	584
Shelby County TN GO VRDO	0.750%	5/6/11	28,700	28,700
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/18	7,180	7,929
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/19	2,000	2,194
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	6/1/13	4,865	5,149
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.250%	6/1/14	13,995	15,025
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/21	5,000	5,351
Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital)	5.000%	7/1/22	5,000	5,319
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	19,800	20,151
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	39,290	39,794
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	57,570	57,681
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,000	9,620
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,000	4,696
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	10,175	9,440
Tennessee GO	5.000%	5/1/18	2,075	2,412
				359,395
Texas (8.8%)
Austin TX Combined Utility System Revenue	0.000%	11/15/11 (2)	16,050	15,967
Austin TX Combined Utility System Revenue	0.000%	11/15/11 (14)	18,100	18,016
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	24,215	18,912
Austin TX Independent School District GO	5.000%	8/1/13	10,000	10,965
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	2,380	2,730
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	2,500	2,838
Beaumont TX Independent School District School Building GO	5.250%	2/15/29 (12)	4,550	4,844
Board of Regents of the Texas A&M University System Permanent University Fund Revenue	5.250%	7/1/24	14,925	15,951
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	12,913
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	12,701
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,399
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	13,751
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,880
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	14,210
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	5,970	5,971
Camino Real Texas Mobility Authority Revenue	5.000%	8/15/21	6,320	6,321
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/22	6,170	6,171
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,193
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	1,798
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,000	1,974
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	2,292
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,750	2,504
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	1,630
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	1,423
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	1,091
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	1,123
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	775
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	715
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	811
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	762
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	440
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	523
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	608
Clear Creek TX Independent School District GO	5.000%	2/15/23 (4)	10,270	10,909
Clear Creek TX Independent School District GO	5.000%	2/15/25 (4)	11,635	12,178
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	5,544
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	4,655
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	6,408
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	6,565
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,358
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	6,841
Dallas County TX Community College District GO	5.000%	2/15/27	2,690	2,915
Dallas County TX Community College District GO	5.000%	2/15/29	1,500	1,605
1 Dallas County TX GO	4.000%	2/15/14	2,375	2,575

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Dallas County TX GO	5.000%	2/15/15	1,845	2,098
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	11,339
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	11,339
Dallas TX Area Rapid Transit Revenue	4.500%	12/1/26	11,385	11,560
Dallas TX Area Rapid Transit Revenue	4.500%	12/1/27	14,130	14,247
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,311
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	9,345	9,675
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,188
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,682
Dallas TX GO	5.000%	2/15/19	11,675	12,662
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/30	6,920	7,310
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,740	2,893
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	2,000	2,098
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/22	2,500	2,604
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/23	1,500	1,548
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	7,375	7,371
Gulf Coast TX Waste Disposal Authority Environmental Facilities Revenue
(BP Products North America Project) PUT	2.300%	9/3/13	2,000	1,999
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15	10,000	11,164
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/16	12,000	13,478
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/17	17,000	19,066
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19	4,000	4,349
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/20	10,225	10,840
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.625%	2/15/25	39,530	41,443
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Medical Center) VRDO	0.260%	5/2/11	7,035	7,035
Harris County TX Flood Control District Revenue	5.000%	10/1/29	2,950	3,134
Harris County TX Flood Control District Revenue	5.000%	10/1/30	3,000	3,159
Harris County TX GO	5.000%	10/1/21	8,000	9,278
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.000%	12/1/27	5,000	5,450
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.200%	12/1/29	4,000	4,201
Harris County TX Health Facilities Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	3.470%	5/2/11	5,400	5,400
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/26	3,000	3,168
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/27	6,475	6,781
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/28	5,665	5,888
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/29	6,270	6,467
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/11	2,975	3,034
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/12	3,100	3,255
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/13	3,290	3,521
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/14	3,475	3,765
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/15	3,630	3,968
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/16	3,820	4,186
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.250%	11/1/17	4,070	4,493
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.375%	11/1/18	4,265	4,721
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/19	4,535	4,993
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/20	3,640	4,061
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/21	4,295	4,786
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	2,320
Harris County TX Toll Road Revenue	5.375%	8/15/12 (4)	10,000	10,628
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,113
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,621
Harris County TX Toll Road Revenue	5.000%	8/15/18	1,500	1,724
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,250
Harris County TX Toll Road Revenue	5.000%	8/15/27	4,000	4,171
Harris County TX Toll Road Revenue	5.000%	8/15/28	5,000	5,175
Harris County TX Toll Road Revenue	5.000%	8/15/29	2,000	2,055
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,970
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,934
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,325
Houston TX Community College System Revenue	5.000%	4/15/21 (10)	9,200	9,763
Houston TX GO	5.000%	3/1/20	11,790	13,459
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.375%	9/1/12 (2)	4,460	4,527
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.375%	9/1/12 (2)	9,995	10,146
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.375%	9/1/13 (2)	10,545	10,680
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.750%	9/1/13 (2)	13,840	14,035

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.375%	9/1/14 (2)	6,190	6,260
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.375%	9/1/15 (2)	10,750	10,861
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.750%	9/1/16 (2)	5,540	5,597
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/17 (2)	13,760	10,049
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.750%	9/1/17 (2)	5,855	5,908
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18 (2)	16,285	11,080
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	12,458
Houston TX Utility System Revenue	5.250%	5/15/13 (14)	3,500	3,814
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,803
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	15,886
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	19,500	20,394
Houston TX Utility System Revenue	5.250%	11/15/29	15,000	16,057
Houston TX Utility System Revenue	5.250%	11/15/30	15,305	16,248
Houston TX Water & Sewer System Revenue	5.750%	12/1/12 (Prere.)	8,000	8,664
Houston TX Water & Sewer System Revenue	5.500%	12/1/14 (4)	22,500	23,144
Houston TX Water & Sewer System Revenue	5.500%	12/1/15 (4)	7,250	7,453
Houston TX Water & Sewer System Revenue	0.000%	12/1/25 (ETM)	8,525	4,650
Katy TX Independent School District GO	5.000%	2/15/20	1,110	1,286
Katy TX Independent School District GO	5.000%	2/15/21	2,000	2,289
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	400	401
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	335	336
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	500	501
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	225	225
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	540	541
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	915	917
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	190	190
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	250	251
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	285	286
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	125	125
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	175	175
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	180	180
Lower Colorado River Authority Texas Revenue	5.375%	5/15/11 (Prere.)	80	80
Lower Colorado River Authority Texas Revenue	5.750%	5/15/11 (4)	3,050	3,057
Lower Colorado River Authority Texas Revenue	5.000%	1/1/12 (ETM)	2,520	2,600
Lower Colorado River Authority Texas Revenue	5.375%	5/15/12 (14)	3,325	3,337
Lower Colorado River Authority Texas Revenue	5.375%	5/15/13 (14)	2,475	2,483
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	3,690	3,702
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,079
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,017
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	1,650	1,655
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17	2,285	2,292
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	1,005	1,008
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	4,000	4,344
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,358
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,500	2,586
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,021
Lubbock TX GO	5.000%	2/15/22 (4)	3,600	3,964
Lubbock TX GO	5.000%	2/15/27	5,735	6,133
Lubbock TX GO	5.000%	2/15/29	4,335	4,565
Lubbock TX GO	5.000%	2/15/30	6,660	6,953
Matagorda County TX Navigation District No. 1 Pollution Control Revenue
(AEP Texas Central Co. Project) PUT	5.125%	6/1/11	26,500	26,582
2 North East TX Independent School District GO TOB VRDO	0.860%	5/6/11	35,525	35,525
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/23	7,410	7,910
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/24	5,895	6,233
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/25	5,250	5,505
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/26	6,225	6,482
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/27	8,920	9,224
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/28	8,040	8,267
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,289
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,452
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	16,862
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	24,474
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	45,541
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	28,383
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	47,290
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	21,058
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	11,705
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,383
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	4,649
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,162
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,400

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,340
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,311
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,000	3,048
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,038
North Texas Tollway Authority System Revenue PUT	5.250%	1/1/12	25,000	25,687
North Texas Tollway Authority System Revenue PUT	5.750%	1/1/16	75,000	83,579
2 North Texas Tollway Authority System Revenue TOB VRDO	0.310%	5/6/11 (13)	2,200	2,200
North Texas University Revenue	5.000%	4/15/20	1,500	1,699
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.104%	10/1/20	5,000	4,952
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/17	16,000	16,566
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18	18,985	19,212
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	22,354
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,455	9,570
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,016
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	16,000	16,866
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/12 (4)	5,000	5,175
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	8,140	8,448
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	10,000	10,378
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	6,490	6,735
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	5,445	5,651
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	760	789
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13 (ETM)	260	281
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/13	4,740	5,120
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13	10,000	10,823
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/13 (4)	14,865	16,089
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	9,750	10,696
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	25,450	27,772
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	22,000	23,917
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	15,000	15,840
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,730
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	7,138
San Antonio TX Independent School District GO	5.000%	8/15/28	6,000	6,497
San Antonio TX Independent School District GO	5.000%	8/15/29	5,000	5,368
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/20	2,250	2,527
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/21	2,760	3,065
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22	9,100	10,013
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/29	4,375	4,496
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/30	40,335	37,725
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,063
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,388
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	9,723
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,806
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,621
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/13	5,535	6,020
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/26	4,495	4,894
Texas A&M University System Revenue Financing System Revenue	5.000%	5/15/28	4,475	4,798
Texas GO (College Student Loan)	5.000%	8/1/29	3,510	3,717
2 Texas GO TOB VRDO	0.260%	5/6/11	19,500	19,500
2 Texas GO TOB VRDO	0.260%	5/6/11	9,300	9,300
Texas GO TRAN	2.000%	8/31/11	140,000	140,822
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	45,580	48,300
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,370	10,380
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	3,260	3,216
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	29,390	30,066
Texas Municipal Power Agency Revenue	0.000%	9/1/12 (ETM)	375	371
Texas Municipal Power Agency Revenue	0.000%	9/1/12 (2)	4,800	4,721
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (ETM)	125	122
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	11,375	10,875
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	119
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,133
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	102
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	9,032
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	99
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	19,285
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	358
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	25,007
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	34,212
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,500	50,585
Texas Public Finance Authority GO	5.375%	10/1/12 (Prere.)	21,310	22,799
Texas Public Finance Authority GO	5.500%	10/1/12	12,955	13,226
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	2,000	2,289

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/18	75,000	83,754
Texas State University System Revenue	5.000%	3/15/29	4,000	4,110
Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/23 (2)	10,040	10,839
Texas Tech University System Revenue Financing System Revenue	5.000%	2/15/24 (2)	11,940	12,779
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	10,000	10,076
Texas Transportation Commission Revenue	5.000%	4/1/19	10,000	11,089
Texas Transportation Commission Revenue	5.000%	4/1/20	8,850	9,723
Texas Transportation Commission Revenue	5.000%	4/1/21	10,555	11,596
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	25,714
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,509
Texas Transportation Commission Revenue	4.750%	4/1/24	9,500	10,085
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	6,104
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,363
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,149
Texas Water Financial Assistance GO	5.000%	4/1/20	20,000	22,262
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,312
Texas Water Financial Assistance GO	5.000%	8/1/24	1,500	1,643
Texas Water Financial Assistance GO	5.000%	8/1/25	2,350	2,547
Tomball TX Hospital Authority Revenue	6.000%	7/1/19	3,600	3,322
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,567
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	8,785
University of Texas Permanent University Fund Revenue	5.375%	8/15/11 (Prere.)	8,290	8,413
University of Texas Permanent University Fund Revenue	5.000%	8/15/20	9,785	10,969
				2,516,668
Utah (0.3%)
1 Central Utah Water Conservancy District GO	5.000%	4/1/14	1,405	1,565
1 Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,718
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,328
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,221
1 Central Utah Water Conservancy District GO	5.000%	4/1/28	765	821
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,456
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	6,845	7,365
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19	2,100	2,320
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	26,103
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	11,876
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,569
				76,342
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,248

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,840
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,198
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	5,865	5,917
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	988
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	4,540
				19,483
Virginia (1.2%)
Clarke County VA Industrial Development Authority Hospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.360%	5/6/11 (4)	2,675	2,675
Fairfax County VA Economic Development Authority Revenue (Public Facilities Projects)	5.000%	4/1/18	1,280	1,502
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.000%	5/15/25	2,000	2,057
Hampton VA GO	4.000%	1/15/19	3,000	3,323
Hampton VA GO	5.000%	1/15/20	3,000	3,474
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	6/1/11	32,000	34,534
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	10,000	10,792
Portsmouth VA GO	5.000%	7/1/14 (4)	3,530	3,971
Richmond VA GO	5.000%	7/15/16	4,020	4,699
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	10,375	10,364
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,430
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	19,405	18,772
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	42,520	49,414
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	12/1/13 (Prere.)	8,420	9,359
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	6,076

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	12/1/22	10,000	10,420
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/24	5,335	5,675
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/25	5,665	5,969
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/26	5,955	6,233
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	10,595	12,130
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	1,000	1,159
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs) VRDO	1.845%	5/2/11	4,945	4,945
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/18	8,010	9,042
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/19	8,430	9,389
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	8,855	9,757
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	9,320	10,194
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	9,105	9,888
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	11,940	13,933
Virginia Public Building Authority Revenue	5.000%	8/1/22	10,000	10,786
Virginia Public School Authority Revenue	5.000%	4/15/13	7,160	7,767
Virginia Public School Authority Revenue	5.000%	8/1/13 (Prere.)	8,865	9,724
Virginia Public School Authority Revenue	5.000%	8/1/13	5,060	5,545
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,880
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,075
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	4.050%	5/1/14	13,250	13,911
				332,864
Washington (1.1%)
2 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.270%	5/2/11 (4)	6,980	6,980
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	5,751
Clark County WA GO	4.750%	12/1/27 (14)	3,275	3,352
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/18	14,000	16,296
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	17,878
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	18,628
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	19,402
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	1,000	1,115
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,269
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	5,892
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,200
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,187
Snohomish County WA Mukilteo School District GO	6.500%	12/1/11	2,125	2,185
Spokane County WA Wastewater System Revenue	5.000%	12/1/19	1,380	1,584
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,657
Washington GO	6.000%	6/1/12	1,000	1,060
Washington GO	5.700%	10/1/15 (4)	9,350	10,001
Washington GO	5.000%	7/1/19	6,940	8,096
Washington GO	0.000%	6/1/20 (3)	5,500	3,951
Washington GO	5.000%	7/1/20	10,000	11,179
Washington GO	5.000%	8/1/20	4,845	5,563
Washington GO	5.000%	1/1/21	5,580	6,394
Washington GO	5.000%	2/1/28	10,000	10,676
Washington GO	5.000%	2/1/28	12,505	13,278
Washington GO	5.000%	2/1/29	9,650	10,222
Washington GO	5.000%	2/1/29	6,790	7,151
Washington GO	5.000%	8/1/30	10,000	10,490
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,137
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,078
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,501
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	6,835
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,680
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,602
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	3,692
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	3,783
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	3,732
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,625
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	3,880

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	3,984
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,000	25,122
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	20,313
Washington Higher Education Facilities Authority (Gonzaga University Project)	5.000%	4/1/21	2,580	2,702
Washington Higher Education Facilities Authority (Gonzaga University Project)	5.000%	4/1/22	3,005	3,119
Washington Higher Education Facilities Authority (Gonzaga University Project)	5.000%	4/1/23	4,470	4,587
Washington Higher Education Facilities Authority (Gonzaga University Project)	5.000%	4/1/24	2,000	2,035
				318,844
West Virginia (0.3%)
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co.–Amos Project) PUT	4.850%	9/4/13	3,000	3,171
West Virginia Economic Development Authority Pollution Control Revenue
(Appalachian Power Co.–Amos Project) PUT	4.850%	9/4/13	10,000	10,570
West Virginia Economic Development Authority Revenue	5.000%	6/15/19	1,395	1,564
West Virginia Economic Development Authority Revenue	5.000%	6/15/21	3,500	3,863
West Virginia Economic Development Authority Revenue	5.000%	6/15/22	2,055	2,240
West Virginia Economic Development Authority Revenue	5.000%	6/15/23	1,745	1,877
West Virginia Economic Development Authority Revenue	5.000%	6/15/25	2,445	2,571
West Virginia Economic Development Authority Revenue	5.000%	6/15/27	5,085	5,258
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/17	6,335	6,672
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18	4,985	5,222
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,093
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,430	3,516
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,265	3,340
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/18	1,920	2,059
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/24	12,620	12,719
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/20	2,500	2,795
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/22	5,810	6,382
				76,912
Wisconsin (0.8%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18	1,640	1,923
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	4,336
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/21	10,060	11,986
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,206
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	804
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,113
Wisconsin GO	5.000%	5/1/11	15,180	15,184
Wisconsin GO	5.250%	5/1/11 (Prere.)	5,000	5,001
Wisconsin GO	5.750%	5/1/11 (Prere.)	18,000	18,005
Wisconsin GO	5.750%	5/1/11 (Prere.)	20,315	20,321
Wisconsin GO	5.250%	5/1/12	15,975	16,751
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,171
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,667
Wisconsin GO	5.000%	5/1/14 (14)	7,390	8,240
Wisconsin GO	5.500%	5/1/15 (14)	15,000	17,348
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,765
Wisconsin GO	5.000%	5/1/19	7,135	8,184
Wisconsin GO	5.000%	5/1/22	3,500	3,950
Wisconsin GO	6.000%	5/1/27	10,000	11,220
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,499
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,485
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	5,531
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,441
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.600%	2/15/29	15,355	14,999
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	11,375
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/24	5,900	6,205
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,334
				219,044
Total Tax-Exempt Municipal Bonds (Cost $27,693,496)				28,177,793

Intermediate-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
4 Vanguard Municipal Cash Management Fund (Cost $213,396)	0.239%	213,396,000	213,396
Total Investments (99.5%) (Cost $27,906,892)			28,391,189
Other Assets and Liabilities (0.5%)
Other Assets			462,286
Liabilities			(333,738)
			128,548
Net Assets (100%)			28,519,737

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	28,151,060
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(97,176)
Unrealized Appreciation (Depreciation)
Investment Securities	484,297
Futures Contracts	(18,444)
Net Assets	28,519,737

Investor Shares—Net Assets
Applicable to 492,909,498 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,597,737
Net Asset Value Per Share—Investor Shares	$13.39

Admiral Shares—Net Assets
Applicable to 1,637,759,824 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,922,000
Net Asset Value Per Share—Admiral Shares	$13.39

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $535,608,000, representing 1.9% of net assets.
3 Securities with a value of $21,731,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.5%)
Alabama (0.3%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	5,000	4,979
East Alabama Health Care Authority Health Care Facilities Revenue
(East Alabama Medical Center) PUT	5.000%	9/1/13	5,000	5,204
Houston County AL Health Care Authority Revenue	5.250%	10/1/30 (2)	9,000	7,876
				18,059
Arizona (2.2%)
Arizona COP	5.000%	9/1/23 (4)	12,140	12,500
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38	12,500	11,944
Arizona State University COP	5.375%	7/1/12 (Prere.)	2,285	2,415
Arizona State University COP	5.375%	7/1/12 (Prere.)	5,520	5,835
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,460	4,714
Arizona State University COP	5.375%	7/1/12 (Prere.)	5,345	5,650
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,905	5,185
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,340	4,587
Arizona State University COP	5.375%	7/1/13 (14)	2,905	3,042
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/17	3,500	4,053
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	4,798
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	5,000	5,313
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/30	5,000	5,241
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.250%	7/1/32	2,920	2,702
Maricopa County AZ Industrial Development Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	10,329
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,313
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	4,000	4,221
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	6,375	6,658
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,500	8,072
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	15,000	15,887
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21 (14)	5,135	5,386
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	10,000	10,187
Tucson AZ Water System Revenue	5.500%	7/1/17 (14)	4,850	5,175
				149,207
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (14)	4,500	4,872

California (17.8%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	1,168
Anaheim CA Public Financing Authority Revenue (Electric System)	5.000%	10/1/31 (4)	16,235	16,193
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/26	11,000	11,556
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/27	12,440	12,812
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	3,115
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	4,685
California Department of Water Resources Power Supply Revenue	5.375%	5/1/12 (Prere.)	5,000	5,295
California Department of Water Resources Power Supply Revenue	5.500%	5/1/12 (Prere.)	6,000	6,361
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	3,165	3,639
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,650	8,424
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	5,000	5,630
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,375	5,870
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,000	5,573
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/15 (14)	14,540	15,682
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/16 (14)	9,865	10,627
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/17 (14)	9,915	10,664
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/18 (14)	7,780	8,367
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	7,560	8,027
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	10,000	10,579
1 California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	4,145	4,689
California Economic Recovery Bonds GO	5.000%	7/1/15	5,990	6,563
California Economic Recovery Bonds GO	5.250%	7/1/21	8,750	9,843
California Educational Facilities Authority Revenue (California Institute of Technology)	5.000%	11/1/39	7,000	7,092
California Educational Facilities Authority Revenue (University of Southern California)	4.750%	10/1/37	4,000	3,820
California Educational Facilities Authority Revenue (University of Southern California)	5.000%	10/1/38	5,000	5,043
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,129
California GO	6.250%	9/1/12	3,325	3,436
California GO	5.000%	2/1/14 (Prere.)	3,565	3,952
California GO	5.000%	2/1/14 (Prere.)	1,500	1,663
California GO	5.500%	4/1/18	7,000	8,142
California GO	5.000%	11/1/18 (3)	12,555	14,025
California GO	5.000%	6/1/19 (14)	4,500	4,929
California GO	5.000%	9/1/20	5,130	5,473

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	11/1/21	2,000	2,137
California GO	5.625%	4/1/26	21,900	23,196
California GO	5.000%	6/1/31	5,000	4,900
California GO	6.000%	3/1/33	4,000	4,274
California GO	6.500%	4/1/33	43,000	47,233
California GO	6.000%	11/1/35	10,000	10,537
California GO	4.500%	10/1/36	13,200	11,307
California GO	6.000%	4/1/38	8,840	9,241
California GO	6.000%	11/1/39	5,000	5,241
California GO	5.250%	11/1/40	18,000	17,372
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	5,206
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	4,824
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	4,526
California Health Facilities Financing Authority Revenue (Pomona Valley Hospital Medical Center)	5.750%	7/1/15 (14)	8,205	8,218
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	7,482
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	6,000	6,144
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/38	4,000	3,490
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	15,000	15,212
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	6.250%	2/1/39	15,000	15,514
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	2.500%	4/1/13	10,000	10,329
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Assistance I-LLC)	5.550%	8/1/31	2,000	1,918
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	5,000	4,775
California Public Works Board Lease Revenue (Community Colleges)	5.625%	3/1/16 (2)	11,370	11,391
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/34	10,000	10,218
California State University Revenue Systemwide	5.000%	11/1/32 (4)	16,000	15,250
California State University Revenue Systemwide	5.250%	11/1/34	8,600	8,274
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	18,000	19,736
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	9,000	7,694
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,138
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC–UCI East Campus Apartments Phase II)	5.750%	5/15/32	4,000	3,750
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	10,414
Golden State Tobacco Securitization Corp. California	5.000%	6/1/13 (Prere.)	26,020	28,269
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	15,835	17,140
Golden State Tobacco Securitization Corp. California	6.750%	6/1/13 (Prere.)	20,000	22,452
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	24,590	18,380
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33	15,000	9,969
Golden State Tobacco Securitization Corp. California	5.000%	6/1/35 (3)	30,000	25,493
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	10,345	6,991
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	14,436
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,255
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,421
Irvine CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/38 (2)	18,000	14,548
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,654
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	6,692
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	10,795
Los Angeles CA Community College District GO	5.250%	8/1/39	6,000	6,061
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/40	10,000	9,586
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31 (4)	12,500	12,611
Los Angeles CA Department of Water & Power Revenue	5.375%	7/1/38	4,000	4,094
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	5,000	4,940
Los Angeles CA Unified School District GO	5.250%	7/1/13 (Prere.)	9,000	9,877
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,214
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	7,172
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,132
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	7,589
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	27,803
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	7,427
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	12,033
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	5,000	5,398
M-S-R California Energy Authority Revenue	7.000%	11/1/34	2,500	2,770
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,000	4,111
M-S-R California Energy Authority Revenue CP	6.500%	11/1/39	10,000	10,277
M-S-R California Public Power Agency Revenue (San Juan Project)	6.125%	7/1/13 (2)	5,715	5,928
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	9,155	11,237
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35	5,000	5,083
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	5,507
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	20,225	24,884
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/40	3,500	3,594

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,461
Palomar Pomerado Health System California Revenue GO	0.000%	8/1/38 (12)	10,000	6,149
Pittsburg CA Redevelopment Agency Tax Allocation Revenue
(Los Medanos Community Development Project)	6.500%	9/1/28	10,000	9,559
Sacramento CA Financing Authority Lease Revenue	5.250%	12/1/30 (2)	24,145	23,119
Sacramento CA Municipal Utility District Revenue	6.500%	9/1/13 (14)	6,880	7,227
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	10,602
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,038
San Diego CA Unified School District GO	0.000%	7/1/13 (14)	7,160	6,844
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	10,200
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	2,378
San Diego CA Unified School District GO	0.000%	7/1/39	6,300	932
San Diego CA Unified School District GO	0.000%	7/1/40	7,500	1,034
San Diego CA Unified School District GO	0.000%	7/1/41	10,000	1,286
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	10,000	11,158
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	10,000	10,478
San Francisco CA City & County Public Utility Commission Revenue	4.500%	11/1/31 (4)	4,200	4,005
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	2,663
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	11,415	10,490
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27 (14)	5,000	4,084
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/33	5,000	4,712
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	4,285	4,631
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	10,348
Southern California Public Power Authority Revenue	5.000%	7/1/27	5,000	5,197
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,670	2,737
Southern California Public Power Authority Revenue (Transmission Project)	0.000%	7/1/14	8,500	7,795
State Center California Community College District GO	5.000%	8/1/31 (4)	16,100	15,777
Tobacco Securitization Authority Revenue (Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	1,691
Tobacco Securitization Authority Revenue (Southern California Tobacco Settlement)	4.750%	6/1/25	9,510	7,935
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	5,370	5,772
University of California Revenue	4.500%	5/15/31 (4)	45,470	41,695
University of California Revenue	5.000%	5/15/35	3,675	3,580
Ventura County CA Community College District GO	5.500%	8/1/33	12,000	12,456
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	12,369
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	8,282
				1,230,514
Colorado (2.5%)
Aurora CO COP	5.000%	12/1/27	3,675	3,776
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,006
Colorado Springs CO Utility System Revenue	5.375%	11/15/16 (2)	12,790	13,582
Colorado Springs CO Utility System Revenue	5.375%	11/15/17 (2)	13,490	14,300
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	12,725	12,464
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/13 (14)	10,000	9,061
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,795	4,682
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16 (14)	10,185	7,737
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	13,000	7,807
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20 (14)	15,165	8,352
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	35,275	15,057
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	3,409
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/27 (14)	13,425	3,925
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/28 (14)	13,425	3,574
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	16,500	3,701
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	0.000%	6/15/16 (Prere.)	15,000	17,614
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	0.000%	6/15/16 (Prere.)	16,000	18,864
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/34	5,000	4,643
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/41	10,000	9,101
University of Colorado Enterprise System Revenue	5.000%	6/1/27	1,900	1,993
University of Colorado Enterprise System Revenue	5.750%	6/1/28	1,000	1,097
				169,745
Connecticut (0.5%)
Connecticut Development Authority Pollution Control Revenue
(Connecticut Light & Power Co. Project)	5.850%	9/1/28	10,000	10,003
Connecticut GO	5.000%	12/1/19	8,225	9,602
Connecticut GO	5.000%	12/1/20	10,000	11,498
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.270%	5/2/11	2,285	2,285
Hartford CT Metropolitan District GO	5.000%	7/15/33	1,925	1,986
				35,374

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia (0.3%)
District of Columbia GO	6.000%	6/1/11 (ETM)	3,085	3,100
District of Columbia Revenue (Georgetown University)	5.500%	4/1/36	5,000	5,027
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	13,000	13,513
				21,640
Florida (8.4%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	1.078%	12/1/37	10,000	6,536
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36	15,000	14,895
Broward County FL School Board COP	5.500%	7/1/18 (4)	10,000	10,176
Broward County FL School Board COP	5.375%	7/1/19 (4)	4,000	4,027
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.500%	6/1/14	7,500	8,033
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/15	18,000	19,072
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/16	6,000	6,367
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.250%	6/1/17	6,000	6,389
Davie FL Water & Sewer Revenue	6.375%	10/1/12 (ETM)	1,395	1,461
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,000	11,203
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (14)	13,770	15,022
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	13,959
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (3)	8,000	8,745
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (14)	11,900	12,766
Florida Board of Education Public Education Capital Outlay GO	5.500%	6/1/19	5,565	6,655
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	5,000	5,220
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/34	2,695	2,741
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	8,175	8,818
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/21	8,610	9,208
Florida Department of Transportation GO	5.000%	7/1/32 (4)	9,750	9,896
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/12	7,000	7,312
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	5,000	5,477
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	5,000	5,493
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,337
Gainsville FL Utility System Revenue VRDO	0.350%	5/2/11	19,010	19,010
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	283
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	214
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	291
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/24	1,755	1,769
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/25	1,315	1,314
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/36	3,755	3,519
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,366
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,593
Hillsborough County FL Industrial Development Authority Hospital Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	7/1/27	4,085	3,835
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	3,500	4,278
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	14,896
Jacksonville FL Captial Project Revenue VRDO	0.400%	5/6/11 LOC	14,395	14,395
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.240%	5/6/11	25,045	25,045
Key West FL Utility Board Election Revenue	5.000%	10/1/31 (14)	7,600	7,513
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	28,000	24,578
Marion County FL Hospital District Health System Improvement Revenue
(Munroe Regional Health System)	5.000%	10/1/29	7,750	7,045
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/21	2,000	2,221
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	4,720	4,997
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	14,165	13,749
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,200	5,065
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/41	8,000	7,584
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/18	3,000	3,205
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,641
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26 (2)	17,240	17,545
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40	6,500	5,986
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,202
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	5,830
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	12,500	12,323
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	5,265	4,809
Orange County FL School Board COP	5.000%	8/1/31 (14)	9,000	8,898
Orlando & Orange County FL Expressway Authority Revenue	8.250%	7/1/13 (14)	9,695	10,987
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33	3,555	3,611

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,770
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/38	5,000	4,942
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28	20,000	20,916
Polk County FL Public Facilities Revenue	5.000%	12/1/30 (14)	17,835	17,841
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	8,000	8,399
Port St. Lucie FL Special Assessment Revenue (Southwest Annexation District)	5.000%	7/1/27 (14)	6,405	5,668
Port St. Lucie FL Special Assessment Revenue (Southwest Annexation District)	5.000%	7/1/33 (14)	9,000	7,380
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	1,956
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	4,300	4,548
Sarasota County FL Public Hospital District Hospital Revenue
(Sarasota Memorial Hospital Project)	5.625%	7/1/39	5,000	4,996
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,051
South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group)	5.000%	8/15/32	8,000	7,407
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	14,014
Tampa FL Utility Revenue	6.750%	10/1/12 (2)	10,635	11,460
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/30	1,525	1,660
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/31	1,600	1,727
				580,140
Georgia (2.5%)
Athens-Clarke County GA Unified Government Development Authority Revenue
(University of Georgia Athletic Association Project) VRDO	1.940%	5/2/11 LOC	5,000	5,000
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	3,360	3,541
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33 (4)	10,020	9,773
Atlanta GA Airport Revenue	5.875%	1/1/15 (14)	7,750	7,812
Atlanta GA Airport Revenue	5.875%	1/1/17 (14)	7,500	7,563
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,621
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	26,425	24,894
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	5.050%	1/12/12	3,270	3,369
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,028
Dalton County GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	11,443
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,167
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,085
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	10,305	10,579
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	14,430
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	5,000	4,701
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18	12,170	13,986
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	8,000	8,809
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/19	5,000	5,667
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	7,433
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/18	7,000	7,892
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,539
Private Colleges & University Authority of Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	5,000	5,765
				174,097
Hawaii (0.8%)
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Electric Co. Inc.)	4.950%	4/1/12 (14)	15,000	15,263
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	4,973
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	4,982
Honolulu HI City & County GO	5.250%	4/1/28	8,000	8,662
Honolulu HI City & County GO	5.250%	4/1/30	8,000	8,538
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,715
University of Hawaii University System Revenue	5.500%	7/15/12 (Prere.)	4,615	4,899
University of Hawaii University System Revenue	5.500%	7/15/12 (Prere.)	2,330	2,473
				52,505
Idaho (0.2%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/33	6,000	6,329
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,094
				13,423
Illinois (6.3%)
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/16 (14)	8,500	7,077
Chicago IL Board of Education GO	0.000%	12/1/13 (2)	5,000	4,666
Chicago IL Board of Education GO	0.000%	12/1/14 (2)	5,000	4,465
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,672
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,629
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,010	8,353
Chicago IL GO	0.000%	1/1/16 (Prere.)	3,695	4,405
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,985	9,533
Chicago IL GO	0.000%	1/1/20 (14)	5,000	5,285

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL GO	0.000%	1/1/22 (14)	5,000	5,229
Chicago IL GO	5.000%	12/1/22	3,230	3,296
Chicago IL GO	0.000%	1/1/24 (14)	2,480	2,550
Chicago IL GO	0.000%	1/1/25 (14)	1,305	1,333
Chicago IL GO	0.000%	1/1/28 (14)	2,820	2,851
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,277
Chicago IL GO	5.500%	1/1/38 (14)	6,490	6,052
Chicago IL GO VRDO	0.270%	5/2/11	8,675	8,675
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25 (4)	21,225	21,295
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	17,563
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/40	2,000	1,795
2 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.510%	5/6/11 (12)	5,805	5,805
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	35,132
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,277
Chicago IL Water Revenue	5.750%	11/1/30 (2)	12,000	13,110
Illinois Build Revenue	5.000%	6/15/17	3,000	3,318
Illinois Build Revenue	5.000%	6/15/19	5,000	5,432
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,830
Illinois Finance Authority Revenue (Central Dupage Health)	5.250%	11/1/39	4,000	3,664
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/36	15,000	15,088
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	10,000	9,281
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	3,000	2,737
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	15,000	15,867
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,440	6,220
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	4,670
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44	16,000	15,957
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	4,721
Illinois Finance Authority Revenue (University of Chicago)	5.750%	7/1/33	7,750	8,308
Illinois GO	5.000%	1/1/17 (4)	15,000	16,012
Illinois GO	5.000%	1/1/18 (4)	2,750	2,923
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	22,495	26,668
Illinois Sports Facilities Authority Revenue	0.000%	6/15/30 (2)	10,000	9,941
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	7,095	7,228
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,659
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,514
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	20,221
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/14 (14)	16,100	14,344
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,067
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50	12,000	10,680
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	5,000	4,824
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	14,426
University of Illinois Auxiliary Facilities System Revenue	0.000%	4/1/12 (14)	5,795	5,672
Will County IL Community School District GO	0.000%	11/1/13 (ETM)	10,000	9,666
				433,263
Indiana (1.2%)
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.000%	7/1/18	4,450	4,991
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,832
Indiana Finance Authority Health System Revenue (Sisters of St. Francis
Health Services Inc. Obligated Group)	5.250%	11/1/39	5,000	4,612
2 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.260%	5/6/11	3,900	3,900
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/39	8,045	6,791
Indiana Municipal Power Agency Revenue	6.125%	1/1/13 (ETM)	4,950	5,238
Indiana Municipal Power Agency Revenue	5.750%	1/1/34	8,000	8,082
Indiana Office Building Commission Revenue (Capitol Complex)	6.900%	7/1/11	3,300	3,330
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	10,179
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/28 (12)	6,160	6,401
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (12)	6,245	6,467
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.750%	2/1/36	8,800	9,187
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	8,250	9,097
				81,107
Iowa (0.1%)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/38	5,000	5,018

Kansas (0.4%)
Burlington KS Pollution Control Revenue (Kansas Gas & Electric Co. Project)	4.850%	6/1/31 (14)	7,500	7,070
Kansas Development Finance Authority Revenue (Kansas Department of Health & Environment)	5.000%	3/1/16	2,675	3,109
Overland Park KS Development Corp. Revenue (Convention Center Hotel Project)	5.250%	1/1/32 (2)	20,000	16,739
				26,918

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky (0.9%)
Jefferson County KY Health Facilities Revenue (Jewish Hospital HealthCare Services Inc. Project)	5.750%	1/1/26 (2)	3,000	3,001
Kentucky Asset/Liability Commission General Fund Revenue	0.604%	11/1/17 (14)	10,020	9,235
Kentucky Asset/Liability Commission General Fund Revenue	0.724%	11/1/21 (14)	24,180	19,439
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,104
Kentucky Property & Building Commission Revenue	5.375%	8/1/16 (4)	5,820	5,885
Kentucky Property & Building Commission Revenue	5.250%	2/1/18	5,080	5,803
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	15,000	16,747
				65,214
Louisiana (1.7%)
East Baton Rouge Parish LA Sales Tax Revenue	5.125%	8/1/26 (12)	2,500	2,630
Louisiana Gasoline & Fuel Tax Revenue	5.375%	6/1/18 (2)	5,000	5,211
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23 (14)	8,065	8,494
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24 (14)	6,880	7,197
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25 (14)	5,000	5,197
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/27 (10)	4,000	4,160
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,586
Louisiana GO	5.000%	10/15/11 (2)	20,015	20,449
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	4,000	4,283
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	14,000	12,978
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.375%	5/15/43	10,000	8,194
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	8,375
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	4,534
St. John Baptist Parish Louisiana Revenue (Marathon Oil Corp. Project)	5.125%	6/1/37	12,500	11,514
Tobacco Settlement Financing Corp. Louisiana Revenue	5.875%	5/15/39	14,500	13,164
				118,966
Maryland (0.7%)
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,550
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	5.000%	6/1/28 (11)	2,000	1,830
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	5.000%	6/1/33 (11)	4,250	3,696
1 Maryland GO	5.000%	2/15/15	3,295	3,758
Maryland Health & Higher Educational Facilities Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	4,862
Maryland Health & Higher Educational Facilities Authority Revenue (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	12,310
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	7.000%	7/1/22 (14)	12,025	13,811
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/34 (14)	2,900	2,747
				47,564
Massachusetts (4.4%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/34	2,500	2,603
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	15,000	17,968
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	3,553
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.800%	5/6/11	7,166	7,166
Massachusetts College Building Authority Revenue	0.000%	5/1/17 (ETM)	7,460	6,471
Massachusetts College Building Authority Revenue	5.000%	5/1/35	2,500	2,500
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,284
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,220
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,066
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	10,000	10,495
Massachusetts GO	5.500%	8/1/20	1,000	1,203
Massachusetts GO	0.777%	5/1/37 (13)	20,000	16,139
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/31	18,500	16,494
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36	10,000	10,766
Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/30 (14)	7,460	7,002
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts General Hospital)	6.250%	7/1/12 (ETM)	6,420	6,558
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.125%	2/16/12	6,000	6,175
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.100%	4/19/12	2,000	2,070
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.250%	7/1/14 (14)	11,135	11,467
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	7,755	8,243
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25 (4)	10,000	10,566
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	18,630	19,084
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	8,275	8,328
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/14 (Prere.)	7,295	8,114
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	10,000	11,255
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	7,781

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/17	105	125
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/26	4,790	5,552
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	20,000	24,168
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	4,000	4,215
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31 (2)	21,000	21,524
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35 (14)	12,000	12,166
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	5,000	5,096
University of Massachusetts Building Authority Revenue	5.000%	11/1/16	5,000	5,837
				302,254
Michigan (2.1%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,885
Detroit MI GO	5.000%	4/1/16 (12)	3,015	2,979
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,066
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,597
Detroit MI Sewer System Revenue	5.500%	7/1/29 (14)	13,000	12,744
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	6,164
Michigan Building Authority Revenue	5.500%	10/15/11 (Prere.)	310	317
Michigan Building Authority Revenue	5.500%	10/15/16	5,190	5,283
Michigan GO	5.250%	9/15/26 (4)	14,000	14,631
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,651
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/39	5,000	4,656
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/46	14,000	11,681
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/39	9,000	9,053
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	10,800
2 Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund) TOB VRDO	0.260%	5/6/11	3,800	3,800
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	4,625	3,724
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/34	10,675	7,598
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	20,000	17,554
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	4,445	3,020
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	7,654
University of Michigan University Revenue	5.000%	4/1/18	6,950	8,179
				143,036
Minnesota (0.3%)
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	4,250	4,537
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/17	1,940	2,143
Minnesota Office of Higher Education Revenue (Supply Student Loan)	5.000%	11/1/19	2,100	2,275
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,296
University of Minnesota Revenue	5.000%	8/1/35	10,300	10,537
				20,788
Mississippi (0.3%)
Mississippi Development Bank Special Obligation Revenue
(Municipal Energy Agency Power Supply Project)	5.000%	3/1/36 (10)	10,000	8,545
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,336
				18,881
Missouri (0.6%)
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	11,660	10,374
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	3,500	3,442
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Lester Cox Medical Center)	5.250%	6/1/15 (14)	4,175	4,308
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Episcopal–Presbyterian Hospital)	5.500%	12/1/16 (4)	4,195	4,245
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,400
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.750%	1/1/29	5,000	5,140
St. Louis MO Special Obligation Revenue	5.000%	12/1/19	4,045	4,705
				40,614
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	4,868
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,081
Nebraska Investment Finance Authority Single Family Housing Revenue	5.900%	9/1/36	3,855	3,980
Omaha NE Public Power District Electric Revenue	5.500%	2/1/39	5,000	5,223
				17,152
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,013
Clark County NV School District GO	5.000%	6/15/19 (14)	9,155	9,733
Clark County NV School District GO	5.000%	6/15/19 (14)	12,590	13,466
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24	2,000	2,025
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31	11,710	10,910
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,155
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,251

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	10,620
Truckee Meadows NV Water Authority Revenue	5.500%	7/1/11 (Prere.)	5,000	5,045
				65,218
New Hampshire (0.1%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,504
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	5,000	5,210
				7,714
New Jersey (5.8%)
Atlantic County NJ Public Facilities COP	7.400%	3/1/12 (14)	4,335	4,571
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/14 (14)	10,185	11,318
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/15 (14)	10,820	12,237
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/24	10,000	9,300
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	25,000	27,477
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20 (2)	6,515	6,702
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	25,000	26,965
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	3,750	3,898
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	10,520
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	9,498
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	22,000	23,749
New Jersey Educational Facilities Authority Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	3,285	3,408
New Jersey Educational Facilities Authority Revenue (Kean University)	5.500%	9/1/36	5,000	5,023
New Jersey Educational Facilities Authority Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	2,981
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	5.250%	12/1/12	5,830	6,088
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	8,018
New Jersey GO	5.000%	8/15/20	4,750	5,328
2 New Jersey GO TOB VRDO	0.270%	5/2/11	16,950	16,950
New Jersey GO TOB VRDO	0.270%	5/2/11	7,800	7,800
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.250%	7/1/15 (14)	3,795	3,799
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.250%	7/1/14 (4)	10,685	10,709
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,306
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.750%	12/1/29	5,000	4,945
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	6.500%	10/1/38	1,625	1,755
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13 (ETM)	600	643
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13 (4)	115	123
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13 (14)	1,130	1,207
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15 (14)	3,200	3,566
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/17 (4)	7,000	7,922
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	36,000	39,824
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	18,500	19,562
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	15,000	6,354
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	5,452
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	23,000	7,694
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,184
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	3,940	4,416
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	330
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	790	928
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	27,205
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	3,000	3,002
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	13,500	9,832
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/29	19,500	14,014
Tobacco Settlement Financing Corp. New Jersey Revenue	5.750%	6/1/32 (Prere.)	8,530	8,882
Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	3,500	2,164
				402,649
New Mexico (0.4%)
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	10,000	11,343
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	10,000	10,234
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/39	6,500	5,856
				27,433
New York (10.0%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	5,930
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/26 (4)	4,200	4,395
Hudson Yards Infrastructure Corp. New York Revenue	4.500%	2/15/47 (14)	14,075	10,655
Liberty New York Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	10,000	9,784
Long Island NY Power Authority Electric System Revenue	0.000%	6/1/13 (4)	11,000	10,682
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/33	3,000	3,286
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/20 (12)	8,415	9,509
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/34	5,000	4,793

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/40	7,500	7,345
Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	3,750
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,431
Metropolitan New York Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,258
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	6,355	4,477
New York City NY GO	5.000%	8/1/17	10,000	11,396
New York City NY GO	5.000%	8/1/18	2,585	2,946
New York City NY GO	5.000%	8/1/19	24,000	27,234
New York City NY GO	5.000%	8/1/19	2,000	2,270
New York City NY GO	5.000%	8/1/21	6,000	6,701
New York City NY GO	5.125%	12/1/23	12,875	13,870
New York City NY GO	5.000%	8/1/24	5,000	5,286
New York City NY GO	5.000%	8/1/25	5,000	5,316
New York City NY GO	5.000%	5/15/26	4,000	4,214
New York City NY GO	5.000%	8/1/27	10,000	10,467
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	5,787
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	5,571
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	2,673
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	4,900
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/25 (12)	5,000	2,365
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	10,340
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	15,260
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	7,812
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,514
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	15,807
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	10,314
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,300
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.210%	5/6/11	5,100	5,100
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/28	12,000	12,267
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/26	7,000	7,326
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	11,780	12,137
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	7,000	7,092
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	14,420	14,485
New York GO	5.000%	2/1/30	3,385	3,556
New York GO	5.000%	2/15/30	4,000	4,222
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/19	3,900	4,361
New York State Dormitory Authority Lease Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/19	4,000	4,287
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	8,779
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	11,288
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	5,000	5,802
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	9,765	11,346
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/20	10,000	11,456
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	5,000	5,388
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/24 (2)	10,000	10,635
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	9,750	10,275
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/34	5,000	5,032
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	10,100	10,112
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40	7,500	7,510
New York State Dormitory Authority Revenue (State University Educational Facilities)	7.500%	5/15/11	5,575	5,592
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/50	5,000	5,102
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	11,240	12,757
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	7,500	8,459
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	5,973
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,204
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30	8,000	8,359
New York State Urban Development Corp. Revenue	5.000%	1/1/23	7,785	8,281
New York State Urban Development Corp. Revenue	5.625%	1/1/28	7,385	7,850
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/17	30,175	34,946
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,359
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/25 (14)	1,965	2,341
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	8,395	9,449
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	10,000	9,556
Suffolk County NY Water Authority Revenue	5.750%	6/1/13 (ETM)	7,345	7,481
Suffolk NY Tobacco Asset Securitization Corp. Revenue	0.000%	6/1/44	5,500	4,208
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.000%	6/1/48	4,000	3,096
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/14	11,485	11,525
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/15	20,000	20,069
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/18	15,410	16,034
Tobacco Settlement Financing Corp. New York Revenue	5.500%	6/1/20	12,565	13,365

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York Revenue	5.250%	6/1/21 (2)	12,000	12,654
Tobacco Settlement Financing Corp. New York Revenue	5.250%	6/1/22 (2)	5,000	5,279
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/17	5,000	5,309
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,565	8,282
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/38	12,500	12,676
				693,300
North Carolina (1.3%)
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	15,000	15,615
Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/47	3,300	3,043
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/38	9,140	9,307
North Carolina Capital Facilities Finance Agency Revenue (Lenior-Rhyne College) VRDO	0.280%	5/6/11 LOC	6,095	6,095
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/23	5,000	5,180
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/26	5,000	5,073
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/26	3,000	3,139
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	2,500	2,399
North Carolina Medical Care Commission Hospital Revenue (Mission St. Joseph’s Health System)	5.125%	10/1/28 (14)	5,005	5,005
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,000	3,026
North Carolina Municipal Power Agency Revenue	5.250%	1/1/16	10,000	11,366
North Carolina Municipal Power Agency Revenue	5.250%	1/1/17	10,000	11,428
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	4,000	4,441
Winston-Salem NC Water & Sewer System Revenue	5.500%	6/1/11 (Prere.)	1,220	1,238
Winston-Salem NC Water & Sewer System Revenue	5.500%	6/1/16	1,780	1,805
				88,160
Ohio (2.6%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,162
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	8,000	7,691
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	54,475	41,943
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	16,105	11,576
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	5,500	3,774
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	12,060	8,100
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	12,000	12,087
Erie County OH Hospital Facilities Revenue (Firelands Regional Medical Center)	5.250%	8/15/46	6,265	4,901
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.625%	10/1/16	3,000	3,084
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.625%	10/1/17	2,260	2,322
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,182
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	4,885
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.700%	2/1/14	3,000	3,209
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/20	8,600	9,638
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,590
Ohio GO	5.000%	5/1/18	4,450	4,891
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	9,915
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.250%	1/15/46	10,000	8,651
Ohio Housing Finance Agency Residential Mortgage Revenue	5.250%	9/1/28	2,410	2,465
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	6,530	7,628
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,339
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	3,010	3,110
				179,143
Oklahoma (0.1%)
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,300	3,513

Oregon (0.7%)
Oregon Department Administrative Services COP	5.000%	5/1/27	6,755	6,971
Oregon Department Administrative Services Lottery Revenue	5.250%	4/1/26	10,000	10,955
Oregon Department Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,321
Oregon Department Transportation Highway User Tax Revenue VRDO	0.700%	5/6/11	15,000	15,000
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,708
				49,955
Pennsylvania (3.4%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	8,474
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	8,977
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	3,957
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	3,000	2,993
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,390	2,366
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	2,500	2,210
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	3,500	3,040
Norwin PA School District GO	3.250%	4/1/31 (4)	8,915	6,734

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	7,935	9,062
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,634
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	4,729
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/12 (Prere.)	775	828
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/15 (2)	20,030	21,018
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	19,000	19,054
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	5,805
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,058
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	3,859
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,225
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	20,498
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	7,595	7,272
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	13,916
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	18,658
Philadelphia PA School District GO	6.000%	9/1/38	7,000	7,234
Philadelphia PA Water & Waste Water Revenue	7.000%	6/15/11	16,500	16,633
Pittsburgh PA Water & Sewer Authority Revenue	6.500%	9/1/13 (ETM)	4,455	4,793
Pittsburgh PA Water & Sewer Authority Revenue	6.500%	9/1/13 (14)	5,545	5,809
Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	2,420	2,678
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	1,725	1,797
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	5.750%	12/1/21	610	620
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,324
Wallingford-Swarthmore PA School District GO VRDO	0.900%	5/6/11 (4)	9,600	9,600
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40	3,500	3,232
				236,087
Puerto Rico (1.7%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	3,038
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	6,130	5,622
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,640
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	0.000%	7/1/34 (2)	15,305	2,842
Puerto Rico Public Finance Corp. Revenue PUT	5.250%	2/1/12 (2)LOC	40,000	40,547
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	10,000	10,174
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	15,000	15,389
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,237
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	2,142
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	26,500	27,647
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	84,500	4,345
				119,623
Rhode Island (0.1%)
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/32 (4)	1,000	962
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,684
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,675	2,685
				5,331
South Carolina (2.4%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/17	5,000	5,391
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/26	10,580	10,965
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/28	11,800	12,045
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/31	7,000	7,023
Columbia SC Waterworks & Sewer System Revenue	5.000%	2/1/40	5,000	5,049
Greenville County SC School District GO	5.000%	12/1/27	6,700	6,781
Medical University South Carolina Hospital Authority Hospital Facilities Revenue	6.375%	8/15/12 (Prere.)	7,750	8,339
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,403
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (14)	12,210	14,104
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18	1,000	1,092
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/21	3,200	3,457
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,270
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System)	5.625%	11/15/12 (Prere.)	2,080	2,241
South Carolina Public Service Authority Revenue	5.500%	1/1/38	10,000	10,483
South Carolina Public Service Authority Revenue	5.250%	1/1/39	6,000	6,140
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/20 (2)	20,840	21,918
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/21 (2)	27,170	28,362
Tobacco Settlement Revenue (Authority of South Carolina Tobacco Settlement)	5.000%	6/1/18	4,655	4,661
University of South Carolina Higher Education Revenue	5.250%	6/1/38 (4)	5,610	5,703
				166,427

Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Tennessee (0.2%)
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
	Board Revenue (Meharry Medical College)	6.000%	12/1/12 (2)	2,335	2,402
	Shelby County TN Health Educational & Housing Facilities Board Hospital Revenue
	(Methodist Health System)	5.500%	8/1/12 (ETM)	1,030	1,057
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	9/1/27 (4)	350	356
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	1,895	1,835
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	4,660	4,443
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	5,350	4,964
					15,057
Texas (8.1%)
	Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,038
	Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,158
	Conroe TX Independent School District GO	5.750%	2/15/35	5,000	5,314
	Dallas County TX Utility & Reclamation District GO	5.375%	2/15/29 (2)	5,000	5,008
	Dallas TX Area Rapid Transit Revenue	4.500%	12/1/24 (2)	10,000	10,274
	Dallas TX Area Rapid Transit Revenue	4.500%	12/1/25 (2)	9,000	9,161
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,061
	Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	3,125	3,142
	Dallas TX GO	5.000%	2/15/19	15,000	17,510
	Fort Bend TX Independent School District GO	5.000%	2/15/34	5,000	5,122
	Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,245
	Harris County TX GO	0.000%	10/1/15 (14)	17,545	16,109
	Harris County TX Health Facilities Development Corp. Hospital Revenue
	(Memorial Hermann Healthcare System)	7.125%	12/1/31	3,250	3,530
2	Harris County TX Health Facilities Development Corp. Revenue
	(Sisters of Charity of the Incarnate Word) TOB VRDO	0.270%	5/2/11 (ETM)	1,100	1,100
	Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	9,765
	Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	9,652
	Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,182
	Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,065
	Houston TX Utility System Revenue	5.250%	11/15/30	7,500	7,962
	Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,268
	Houston TX Water & Sewer System Revenue	5.500%	12/1/16 (4)	7,000	7,189
	Lone Star College System Texas GO	5.000%	8/15/34	5,000	5,147
	Love Field Airport Modernization Corp. Texas Special Facilities Revenue
	(Southwest Airlines Co. Project)	5.250%	11/1/40	6,115	5,325
	Lower Colorado River Authority Texas Revenue	6.000%	5/15/11 (4)	2,710	2,717
	Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,540
	Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,927
	Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,045
	Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	5,000	5,072
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	4,750
	Matagorda County TX Navigation District No. 1 Pollution Control Revenue
	(Central Power & Light Co. Project)	6.300%	11/1/29	7,500	7,796
	Montgomery County TX	5.125%	3/1/31	4,000	4,164
	Montgomery County TX	5.250%	3/1/32	5,000	5,282
	North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	10,231
	North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,087
	North Texas Tollway Authority System Revenue	5.625%	1/1/33	21,650	21,501
	North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	12,581
	North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,116
	North Texas Tollway Authority System Revenue	5.500%	9/1/41	10,000	10,189
	North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	2,650
2	North Texas Tollway Authority System Revenue TOB VRDO	0.310%	5/6/11 (13)	15,800	15,800
	Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	7,425	7,439
	Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,118
	Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.104%	10/1/20	5,000	4,952
	Round Rock TX Independent School District GO	0.000%	8/15/11 (14)	5,000	4,993
	Round Rock TX Independent School District GO	5.250%	8/1/29	4,000	4,294
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,000	5,010
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,155	6,143
	San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/12 (Prere.)	10,000	10,378
	San Antonio TX GO	5.000%	2/1/19	6,310	7,398
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/36	15,000	13,632
	Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/28	3,000	3,163
	Texas City TX Industrial Development Corp. Marine Terminal Revenue (ARCO Pipe Line Co. Project)	7.375%	10/1/20	17,310	20,410
2	Texas GO TOB VRDO	0.270%	5/2/11	22,840	22,840
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.730%	5/6/11	5,000	4,788
	Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	38,730	37,029
	Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	31,735
	Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	29,457
106

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	4,000	4,276
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	5,000	5,129
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20	16,000	17,128
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	10,000	10,076
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	3,591
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	9,083
Texas Water Development Board GO	5.750%	8/1/32	10,380	10,477
				559,314
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	4,748
Intermountain Power Agency Utah Power Supply Revenue	5.250%	7/1/21	17,395	18,486
				23,234
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/34 (4)	10,000	9,232

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,000	3,882
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	4,000	3,632
				7,514
Virginia (0.7%)
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.250%	5/15/26	3,250	3,362
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.500%	5/15/35	10,000	10,038
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	5,000	4,778
Louisa VA Industrial Development Authority Pollution Control Revenue
(Virginia Electric & Power Co. Project) PUT	5.375%	12/2/13	7,500	8,094
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	10,000	9,392
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	11,621
				47,285
Washington (1.9%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,673
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	11,308
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	9,522
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	7,712
King County WA Sewer Revenue	5.000%	1/1/39	7,500	7,500
King County WA Sewer Revenue	5.250%	1/1/42	7,500	7,666
King County WA Sewer Revenue	5.750%	1/1/43	7,170	7,626
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,096
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	10,000	11,637
Washington GO	6.750%	2/1/15	2,850	3,146
Washington GO	5.000%	2/1/19	5,000	5,824
Washington GO	5.000%	2/1/20	5,000	5,810
Washington GO	5.000%	8/1/20	9,660	11,243
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	4,932
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	5,881
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	5,368
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/38	12,000	12,075
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	11/15/41	6,500	6,514
				130,533
West Virginia (0.6%)
Pleasants County WV Pollution Control Revenue	5.250%	10/15/37	6,000	5,342
West Virginia Building Commission Lease Revenue (Jail & Correction Facility Authority Projects)	7.000%	7/1/12 (ETM)	7,840	8,430
West Virginia Economic Development Authority Revenue	5.000%	6/15/28	4,340	4,455
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co.–Amos Project)	5.375%	12/1/38	2,500	2,361
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	6,223
West Virginia Hospital Finance Authority Hospital Revenue (United Hospital Center Inc. Project)	5.250%	6/1/41 (2)	16,330	15,167
				41,978
Wisconsin (1.2%)
Badger Tobacco Asset Securitization Corp. Wisconsin Revenue	6.125%	6/1/12 (Prere.)	2,855	2,963
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/34	9,500	9,783
Wisconsin Clean Water Revenue	6.875%	6/1/11	7,295	7,331
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,575

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	6.000%	5/1/36	10,000	10,748
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue (Luther Hospital)	5.750%	11/15/30	7,500	7,645
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	6,281
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	6,079
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/36	3,000	2,807
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	11,451
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	3,975
Wisconsin Transportation Revenue	4.500%	7/1/26 (14)	11,470	11,626
				86,264
Total Tax-Exempt Municipal Bonds (Cost $6,693,894)				6,735,315

			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
3 Vanguard Municipal Cash Management Fund (Cost $107,482)	0.239%		107,482,267	107,482
Total Investments (99.0%) (Cost $6,801,376)				6,842,797
Other Assets and Liabilities (1.0%)
Other Assets				113,839
Liabilities				(46,486)
				67,353
Net Assets (100%)				6,910,150

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	6,951,964
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(78,645)
Unrealized Appreciation (Depreciation)
Investment Securities	41,421
Futures Contracts	(4,590)
Net Assets	6,910,150

Investor Shares—Net Assets
Applicable to 100,221,722 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,074,013
Net Asset Value Per Share—Investor Shares	$10.72

Admiral Shares—Net Assets
Applicable to 544,600,008 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,836,137
Net Asset Value Per Share—Admiral Shares	$10.72

• See Note A in Notes to Financial Statements.
1 Securities with a value of $5,423,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $77,361,000, representing 1.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (96.7%)
Alabama (0.5%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	3,000	2,987
Camden AL Industrial Development Board Exempt Facilities Revenue (Weyerhaeuser Co. Project)	6.125%	12/1/13 (Prere.)	3,000	3,399
Courtland AL Development Board Solid Waste Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	4,627
McIntosh AL Industrial Development Board Environmental Facilities Revenue
(Ciba Specialty ChemicalsCorp. Project)	5.375%	6/1/28	17,000	15,736
				26,749
Arizona (1.0%)
Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37	7,000	5,055
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38	5,900	5,638
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.250%	7/1/32	5,950	5,506
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,313
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.250%	7/1/33	10,175	10,181
Pima County AZ Industrial Development Authority Revenue (Tuson Electric Power Co. Project)	5.250%	10/1/40	12,500	10,902
Salt Verde AZ Financial Project Revenue	5.250%	12/1/27	17,000	15,755
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/39	2,500	2,555
				60,905
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (14)	3,450	3,735

California (14.8%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	9,575
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/26	2,500	2,626
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/26	1,920	2,071
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	5,000	5,750
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	5,000	5,697
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	10,000	11,260
California Department of Water Resources Water System Revenue (Central Valley Project)	5.500%	12/1/11 (Prere.)	30	31
California Department of Water Resources Water System Revenue (Central Valley Project)	5.500%	12/1/11 (Prere.)	85	88
California Department of Water Resources Water System Revenue (Central Valley Project)	5.500%	12/1/11 (Prere.)	830	856
California Department of Water Resources Water System Revenue (Central Valley Project)	5.500%	12/1/11 (Prere.)	1,670	1,721
California Department of Water Resources Water System Revenue (Central Valley Project)	5.500%	12/1/15	3,290	3,380
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	5,375	5,673
California Economic Recovery Bonds GO	5.000%	7/1/20	5,000	5,612
California Economic Recovery Bonds GO	5.250%	7/1/21	8,250	9,281
California GO	5.500%	4/1/18	15,000	17,448
California GO	5.000%	11/1/21	13,845	14,767
California GO	6.000%	3/1/33	3,000	3,205
California GO	5.125%	4/1/33	15,000	14,661
California GO	6.500%	4/1/33	34,000	37,347
California GO	4.500%	10/1/36	28,000	23,985
California GO	5.000%	4/1/38	4,750	4,418
California GO	5.500%	11/1/39	10,000	10,013
California GO	6.000%	11/1/39	5,000	5,241
California GO	5.250%	11/1/40	13,500	13,029
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	4,259
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	7,543
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	6,547
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,096
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/38	6,000	5,235
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	12,000	12,169
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	6.000%	2/1/30	10,000	10,358
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Assistance I-LLC)	5.500%	8/1/31	2,290	2,182
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Assistance I-LLC)	5.550%	8/1/31	2,000	1,918
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	3,585	3,423
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	5.250%	12/1/17	12,155	12,738
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	5.400%	4/1/25	3,000	2,984
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	5.000%	7/1/27	6,185	5,784
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/21	7,675	7,756
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,020
California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/23	2,870	2,859
California Public Works Board Lease Revenue (Department of Corrections)	5.500%	6/1/19	7,000	7,259
California State University Revenue Systemwide	5.000%	11/1/20 (2)	20,995	21,795

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State University Revenue Systemwide	5.250%	11/1/34	9,275	8,924
California State University Revenue Systemwide	5.250%	11/1/38	2,490	2,342
California Statewide Communities Development Authority Revenue
(Cottage Health System Obligated Group)	5.000%	11/1/40	11,040	9,282
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	28,000	23,937
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC–UCI East Campus Apartments Phase II)	5.750%	5/15/32	8,000	7,499
City of Carlsbad CA Assessment District No. 2002-01 Improvement Revenue (Poinsettia Lane East)	5.200%	9/2/35	2,710	2,186
El Monte CA High School District GO	5.500%	6/1/34 (12)	8,575	8,686
Foothill/Eastern Corridor Agency California Toll Road Revenue	0.000%	1/15/28 (14)	25,000	22,173
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	10,345	7,732
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	9,000	8,239
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,255
Irving CA Special Tax Community Facilities District No. 2005-2 Special Tax Revenue	5.200%	9/1/26	750	705
Irving CA Special Tax Community Facilities District No. 2005-2 Special Tax Revenue	5.250%	9/1/36	2,000	1,718
Kern County CA GO	5.750%	8/1/35 (12)	4,500	4,573
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.450%	9/1/13 (Prere.)	890	998
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.750%	9/1/13 (Prere.)	885	999
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.900%	9/1/13 (Prere.)	890	1,008
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	5.950%	9/1/13 (Prere.)	3,555	4,028
Lincoln CA Community Facilities District No. 2003-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	2,670	3,029
Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	3,592
Los Angeles CA Community College District GO	5.000%	8/1/25	4,620	4,783
Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	6,359
Los Angeles CA Department of Airports International Airport Revenue	5.375%	5/15/30	15,000	15,100
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24 (4)	11,175	11,747
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,000	8,144
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	9,750	9,025
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	8,499
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	5,000	5,398
M-S-R California Energy Authority Revenue	7.000%	11/1/34	2,500	2,770
M-S-R California Energy Authority Revenue	6.500%	11/1/39	11,000	11,304
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	10,918
Napa Valley CA Unified School District Election GO	4.500%	8/1/37 (4)	11,635	9,942
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	10,242
Northstar Community Services District California Community Facilities
District No. 1 Special Tax Revenue	5.000%	9/1/37	10,000	6,764
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,068
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	6,560
Palomar Pomerado Health System California Revenue GO	0.000%	8/1/38 (12)	10,740	6,604
Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/38	18,995	15,117
Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	10,420
Sacramento CA Financing Authority Lease Revenue	5.250%	12/1/30 (2)	15,000	14,362
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	9,593
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,333
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,053
San Diego CA Community College District GO	5.250%	8/1/33	5,500	5,592
San Diego CA Unified School District GO	5.500%	7/1/19 (14)	10,140	11,382
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	14,222
San Diego CA Unified School District GO	0.000%	7/1/45	29,520	2,812
San Francisco CA City & County International Airport Revenue	5.750%	5/1/19	20,295	22,465
San Francisco CA City & County International Airport Revenue	5.750%	5/1/20	26,405	28,991
San Francisco CA City & County International Airport Revenue	5.250%	5/1/32	5,000	5,006
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	2,130	2,232
San Francisco CA City & County Redevelopment Financing Authority
Tax Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	1,914
San Francisco CA City & County Redevelopment Financing Authority
Tax Allocation Revenue (Mission Bay South)	7.000%	8/1/41	1,500	1,504
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	717
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	4,578
Santa Margarita CA Water District Community Facilities District No. 99-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	3,000	3,376
Santa Monica CA Community College District GO	0.000%	8/1/24	5,000	2,368
Santa Monica CA Community College District GO	0.000%	8/1/25	5,490	2,413
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	10,348
Southern California Public Power Authority Revenue	5.000%	7/1/27	5,000	5,197
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/20	10,505	11,577
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	5,885
University of California Revenue	4.500%	5/15/31 (4)	4,900	4,493
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	8,246
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	9,218
West Contra Costa CA Unified School District GO	6.000%	8/1/27	3,000	3,176
				861,382

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado (3.3%)
Aurora CO Hospital Revenue (Children’s Hospital Association Project)	5.000%	12/1/40	5,000	4,424
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	4.500%	9/1/38	23,975	19,925
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	9/1/41	7,500	6,786
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.750%	1/1/26	1,000	886
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.750%	1/1/37	2,250	1,850
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.250%	12/1/25	15,500	14,087
Colorado Health Facilities Authority Revenue (Evangelical Lutheran Good Samaritan Society Project)	6.125%	6/1/38	7,000	6,753
Denver CO City & County Airport Revenue	5.000%	11/15/12 (14)	4,205	4,442
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	7,468
Denver CO City & County Airport Revenue PUT	5.250%	5/15/11	10,000	10,018
Denver CO City & County School District No. 1 GO	5.250%	12/1/24	3,250	3,612
Denver CO City & County School District No. 1 GO	5.500%	12/1/26	2,500	2,771
Denver CO City & County Single Family Mortgage Revenue	5.550%	12/1/39	2,452	2,439
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/12 (14)	26,795	25,445
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/13 (14)	5,000	4,531
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/14 (14)	8,000	6,867
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,000	4,040
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18 (14)	5,000	3,266
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	11,362
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	5,237
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/27 (14)	36,465	10,661
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,600	5,263
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	14,200	3,185
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	0.000%	6/15/16 (Prere.)	10,000	11,790
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/34	6,000	5,572
Regional Transportation District of Colorado Sales Tax Revenue	6.000%	1/15/41	10,000	9,101
				191,781
Connecticut (0.6%)
Connecticut Development Authority Pollution Control Revenue
(Connecticut Light & Power Co. Project)	5.850%	9/1/28	25,250	25,259
Connecticut GO	5.000%	12/1/15	1,200	1,385
Connecticut GO	5.000%	12/1/15 (14)	6,650	7,354
				33,998
Delaware (0.1%)
Delaware Housing Authority Single Family Mortgage Revenue	5.875%	1/1/38	2,850	3,038

District of Columbia (0.7%)
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	10,000	10,394
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.500%	10/1/13 (14)	2,500	2,565
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.500%	10/1/16 (14)	2,775	2,850
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.500%	10/1/17 (14)	2,000	2,053
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.500%	10/1/18 (14)	2,000	2,053
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25	10,000	10,701
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	5.000%	10/1/39	8,000	7,627
				38,243
Florida (6.8%)
Alachua County FL Industrial Development Revenue (North Florida Retirement Village Inc. Project)	5.625%	11/15/22	5,000	4,323
Beacon Lakes FL Community Development Special Assessment Revenue	6.900%	5/1/35	15,230	14,188
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,174
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.500%	6/1/14	7,500	8,033
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/15	10,000	10,596
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.000%	6/1/16	6,000	6,367
Citizens Property Insurance Corp. Florida Revenue (High Risk Account)	5.250%	6/1/17	5,000	5,324
East Homestead Community Development District Florida Special Assessment Revenue	5.000%	5/1/11	2,655	2,103
Escambia County FL Environmental Improvement Revenue	5.750%	11/1/27	6,000	5,897
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	15,652
Florida Board of Education Lottery Revenue	5.250%	7/1/26	5,000	5,303
Florida Board of Education Lottery Revenue	5.500%	7/1/27	4,000	4,284
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19 (3)	7,230	7,903
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37	16,245	16,784
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37	8,305	8,517
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	5,550	5,794
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.500%	7/1/48	11,515	12,210
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	5,000	5,477
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	5,000	5,493
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,576
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,337
Gainsville FL Utility System Revenue VRDO	0.350%	5/2/11	5,295	5,295
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	433

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/36	9,435	8,843
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,114
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,346
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.250%	10/1/34	2,185	1,887
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	39,450	34,628
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	10/1/24 (14)	18,575	18,321
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,170	7,114
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	11,440	11,179
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	11,000	10,715
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/37 (14)	500	456
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38 (11)	8,770	7,241
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/41	8,000	7,584
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/40	6,500	5,986
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	3,500	3,497
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,309
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,134
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.375%	7/1/20	1,100	989
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.700%	7/1/26	1,000	859
Orange County FL Health Facilities Authority Mortgage Revenue
(Orlando Lutheran Towers Inc. Project)	5.000%	7/1/12	1,500	1,484
Orange County FL Health Facilities Authority Mortgage Revenue
(Orlando Lutheran Towers Inc. Project)	5.500%	7/1/32	1,200	951
Orange County FL Health Facilities Authority Mortgage Revenue
(Orlando Lutheran Towers Inc. Project)	5.500%	7/1/38	1,500	1,153
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	4,250	3,882
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21 (4)	25,000	26,912
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/40	2,500	2,323
Orlando FL Special Assessment Revenue (Conroy Road Interchange Project)	5.800%	5/1/26	2,880	2,634
Orlando FL Utility Commission Water & Electric Revenue	6.750%	10/1/17 (ETM)	2,200	2,555
Palm Beach County FL Airport System Revenue	5.750%	10/1/12 (14)	7,220	7,646
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	7,169
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/24 (13)	3,500	3,722
Palm Glades Community Development District Florida Special Assessment Revenue	4.850%	8/1/11	2,155	1,529
Putman County FL Authority Pollution Control Revenue
(Seminole Electric Cooperative Inc. Project) PUT	5.350%	5/1/18 (2)	8,700	9,201
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/34	3,500	3,468
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/39	8,000	8,511
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.375%	12/1/30	2,800	2,798
				396,203
Georgia (2.6%)
Athens-Clarke County GA Unified Government Development Authority Revenue
(University of Georgia Athletic Association Project) VRDO	1.940%	5/2/11 LOC	8,100	8,100
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/20	6,420	6,838
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	2,000	2,081
Atlanta GA Airport Revenue	5.000%	1/1/29	1,000	992
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	2,618
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	15,530
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	5.050%	1/12/12	6,000	6,182
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,047
Dalton County GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	5,000	5,280
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue
(Canterbury Court Project)	6.125%	2/15/34	2,000	1,679
Georgia GO	5.500%	7/1/15	19,095	22,384
Georgia Housing & Finance Authority Single Family Mortgage Revenue	5.000%	12/1/26	4,320	4,274
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18 (14)	4,060	4,705
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	9,250	10,951
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	5,000	5,260
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	15,000	15,785
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/28	7,195	6,743
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	3,829
Marietta GA Development Authority Revenue	7.000%	6/15/39	6,000	5,551
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	7,000	7,708

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	7,433
Richmond County GA Development Authority Environmental Improvement Revenue	5.750%	11/1/27	3,000	2,948
				151,918
Guam (1.0%)
Guam Government GO	5.000%	11/15/23	4,500	3,937
Guam Government GO	5.125%	11/15/27	5,000	4,314
Guam Government GO	6.750%	11/15/29	8,000	7,977
Guam Government GO	5.250%	11/15/37	20,400	17,013
Guam Government GO	7.000%	11/15/39	10,000	10,218
Guam Government Waterworks Authority Water & Wastewater System Revenue	6.000%	7/1/25	2,000	1,894
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.875%	7/1/35	5,000	4,548
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.625%	7/1/40	8,000	6,858
				56,759
Hawaii (0.6%)
Hawaii Department of Budget & Finance Special Purpose Revenue (Kahala Nui Project)	8.000%	11/15/33	8,750	9,139
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	4,973
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	4,982
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	6,008
Hawaii Pacific Health Revenue	5.750%	7/1/40	3,000	2,671
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/17 (14)	6,000	4,814
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,515
				34,102
Idaho (0.3%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,120
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,277
Idaho Housing & Finance Association Single Family Mortgage Revenue	5.125%	1/1/29	2,740	2,595
Madison County ID Hospital Revenue	5.250%	9/1/37	1,650	1,333
				20,325
Illinois (5.2%)
Chicago IL Board of Education GO	5.000%	12/1/31	5,000	4,619
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,445	8,888
Chicago IL GO	0.000%	1/1/16 (Prere.)	7,795	9,296
Chicago IL GO	5.000%	12/1/23	6,970	7,048
Chicago IL GO	0.000%	1/1/26 (14)	2,755	2,797
Chicago IL GO	0.000%	1/1/27 (14)	2,630	2,668
Chicago IL Midway Airport Revenue	5.500%	1/1/14 (4)	6,410	6,489
Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,816
Chicago IL Midway Airport Revenue	5.500%	1/1/16 (4)	7,135	7,217
Chicago IL Midway Airport Revenue	5.500%	1/1/17 (4)	7,525	7,604
Chicago IL Midway Airport Revenue	5.500%	1/1/18 (4)	7,940	8,007
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	3,633
1 Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	7,000	6,923
1 Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	3,000	2,975
Chicago IL Park District GO	5.000%	1/1/33	4,500	4,412
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	12,775
Chicago IL Water Revenue	5.250%	11/1/38	15,000	14,513
Illinois Build Revenue	5.000%	6/15/17	7,000	7,742
Illinois Educational Facilities Authority Revenue (Northwestern University)	5.500%	8/15/14 (Prere.)	500	571
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,830
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	22,500	20,882
Illinois Finance Authority Revenue (Little Co. of Mary Hospital & Health Care Centers)	5.375%	8/15/40	4,500	3,919
Illinois Finance Authority Revenue (Navistar International Project)	6.500%	10/15/40	11,400	11,450
Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/40	6,000	5,660
Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/46	7,500	7,058
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	6,000	5,475
2 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.270%	5/2/11	1,420	1,420
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	10,578
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,445	6,225
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	4,670
Illinois Finance Authority Revenue (Rush University Medical Center)	6.625%	11/1/39	10,000	10,265
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44	14,000	13,962
Illinois Finance Authority Revenue (Tabor Hills Supportive Living)	5.250%	11/15/36	3,000	2,221
3 Illinois Finance Authority Student Housing Revenue (Fullerton Village Project)	5.125%	6/1/35	4,000	2,194
Illinois GO	5.000%	1/1/16 (4)	8,000	8,591
Illinois Health Facilities Authority Revenue (Centegra Health System)	5.100%	9/1/11 (2)	3,105	3,113
Illinois Health Facilities Authority Revenue (Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,500
Illinois Sports Facilities Authority Revenue	0.000%	6/15/30 (2)	8,635	8,584
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,048
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	5,860
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/42 (14)	10,000	9,279
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,067

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50	7,210	6,417
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	5,000	4,824
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	14,426
				301,511
Indiana (1.8%)
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/39	17,535	14,802
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	26,006
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	13,610
Indiana Office Building Commission Revenue (Capitol Complex)	6.900%	7/1/11	3,055	3,082
Indianapolis IN Airport Authority Special Facilities Revenue (Federal Express Corp. Project)	5.100%	1/15/17	13,500	14,594
Indianapolis IN Local Public Improvement Bond Bank Revenue	6.750%	2/1/14	14,350	15,376
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/30 (12)	2,720	2,803
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	5,000	5,220
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	7,443
				102,936
Iowa (0.3%)
Tobacco Settlement Authority Iowa Revenue	0.000%	6/1/34	25,000	19,868

Kansas (0.1%)
Olathe KS Senior Living Facility Revenue (Catholic Care Campus Inc.)	6.000%	11/15/26	2,000	1,791
Olathe KS Senior Living Facility Revenue (Catholic Care Campus Inc.)	6.000%	11/15/38	2,000	1,665
				3,456
Kentucky (0.6%)
Jefferson County KY Health Facilities Revenue (Jewish Hospital HealthCare Services Inc. Project)	5.650%	1/1/17 (2)	8,000	8,014
Jefferson County KY Health Facilities Revenue (Jewish Hospital HealthCare Services Inc. Project)	5.700%	1/1/21 (2)	1,750	1,752
Kentucky Asset/Liability Commission General Fund Revenue	5.000%	9/1/17 (14)	7,500	8,207
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	7,665	8,056
Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
(Jewish Hospital & St. Mary’s Healthcare Inc. Project)	5.750%	2/1/27	9,400	9,227
				35,256
Louisiana (1.4%)
Lafayette LA Utilities Revenue	5.000%	11/1/33	5,000	4,960
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/26 (12)	6,000	6,897
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.950%	6/1/38	6,820	7,405
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	9,990	9,261
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/44	8,095	7,576
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/38	17,650	14,472
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,599
St. John Baptist Parish Louisiana Revenue (Marathon Oil Corp. Project)	5.125%	6/1/37	14,400	13,264
Tobacco Settlement Financing Corp. Louisiana Revenue	5.875%	5/15/39	13,495	12,252
				81,686
Maryland (0.9%)
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	7,716
Harford County MD GO	5.000%	7/1/15	2,000	2,298
Maryland Department of Housing & Community Development Revenue	5.750%	3/1/41	8,515	9,114
Maryland Economic Development Corp. Revenue (Chesapeake Bay Conference Center Project)	5.000%	12/1/31	4,000	2,408
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,850
Maryland GO	5.000%	11/1/15	6,000	6,966
Maryland Health & Higher Educational Facilities Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	4,862
Maryland Health & Higher Educational Facilities Authority Revenue
(King Farm Presbyterian Retirement Community)	5.000%	1/1/17	4,425	4,176
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20	420	413
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	1,854
Prince Georges County MD GO	5.000%	9/15/15	3,740	4,329
				50,986
Massachusetts (2.3%)
Massachusetts College Building Authority Revenue	5.000%	5/1/29	1,500	1,574
Massachusetts College Building Authority Revenue	5.000%	5/1/30	1,500	1,557
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	12,435
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	9,000	7,680
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	3,670
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,497
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	9,274

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue
(Baystate Medical Center) VRDO	0.250%	5/6/11 LOC	8,330	8,330
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.250%	7/1/38	8,440	6,706
3 Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/36	5,100	5,442
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/19	7,005	7,744
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.125%	2/16/12	6,000	6,175
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University) PUT	4.100%	4/19/12	2,000	2,070
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,171
Massachusetts Health & Educational Facilities Authority Revenue
(University of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/11	1,560	1,571
Massachusetts Health & Educational Facilities Authority Revenue
(University of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	17,000	17,023
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.250%	7/1/15 (14)	7,535	7,759
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	9,000	9,567
Massachusetts Special Obligation Dedicated Tax Revenue	5.750%	1/1/14 (Prere.)	15,000	16,882
				132,127
Michigan (2.9%)
Delta County MI Economic Development Corp. Environmental Improvement Revenue
(MeadWestvaco-Escanaba Paper Co. Project)	6.250%	4/15/12 (Prere.)	11,000	11,606
Detroit MI Sewer System Revenue	5.125%	7/1/33 (14)	6,030	5,582
Detroit MI Sewer System Revenue	7.500%	7/1/33 (4)	12,000	14,000
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	5,043
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	8,885
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	10,000	9,160
Michigan GO	5.250%	9/15/26 (4)	12,000	12,541
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/46	44,500	37,129
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,115
Michigan Housing Development Authority Revenue (Rental Housing) VRDO	0.280%	5/2/11	18,300	18,300
Michigan Housing Development Authority Revenue (Rental Housing) VRDO	0.300%	5/2/11 (4)	5,070	5,070
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/29	5,190	5,441
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	15,000	13,165
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	4,775	3,244
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	6,697
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	8,963
				168,941
Minnesota (0.6%)
Dakota County MN Community Development Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	7,389
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/28	4,500	4,286
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/37	9,250	8,342
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	8,250	8,806
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	5,803
				34,626
Mississippi (0.2%)
Mississippi Development Bank Special Obligation Revenue
(Municipal Energy Agency Power Supply Project)	5.000%	3/1/31 (10)	11,365	10,153

Missouri (0.9%)
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/39	5,000	5,041
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/45	5,000	5,031
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	9,000	8,007
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	6,500	6,393
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/40	3,730	3,485
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.050%	3/1/37	6,565	6,836
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.000%	3/1/38	3,075	3,286
Missouri Housing Development Corp. Single Family Mortgage Revenue	5.600%	9/1/38	6,010	6,330
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/28 (14)	2,000	1,925
Sugar Creek MO Industrial Development Revenue (Lafarge North America Inc. Project)	5.650%	6/1/37	11,000	9,317
				55,651
Montana (0.3%)
Montana Board Housing Single Family Mortgage Revenue	5.750%	12/1/37	3,595	3,826
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	4.750%	1/1/40	15,000	13,687
				17,513
Nebraska (0.2%)
Omaha NE Public Power District Electric Revenue	5.000%	2/1/42 (2)	11,225	11,241

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (0.5%)
Clark County NV School District GO	5.000%	6/15/25	10,000	10,198
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31	11,750	10,947
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23 (14)	2,550	2,693
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	3,210	3,088
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,424
				30,350
New Hampshire (0.1%)
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	7,000	7,293

New Jersey (5.4%)
New Jersey COP	5.250%	6/15/27	5,000	5,069
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	705	679
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	631
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,012
New Jersey Economic Development Authority Mortgage Revenue
(Presbyterian Home at Montgomery Project)	6.375%	11/1/31	10,000	8,390
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/26	2,000	1,687
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/36	2,000	1,541
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.750%	6/15/29	20,000	18,177
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/31	6,500	5,677
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	18,849
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	10,498
New Jersey Economic Development Authority Revenue
(Kapkowski Road Landfill Improvement District Project (City of Elizabeth))	6.375%	5/15/14 (Prere.)	2,250	2,609
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC–Montclair State University Student Housing Project)	5.750%	6/1/31	4,000	3,704
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	6.625%	9/15/12	14,595	14,707
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	12/1/32	6,500	7,188
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15	4,465	5,129
New Jersey GO	5.250%	7/1/16 (14)	10,000	11,454
New Jersey GO	5.125%	7/15/17 (14)	3,000	3,430
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,446
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	6,795
New Jersey Sports & Exposition Authority Revenue	6.500%	3/1/13	905	967
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	27,727
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,253
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/17 (4)	7,000	7,922
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	9,000	9,791
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	14,000	15,487
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,000	11,039
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	12,708
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	5,452
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	3,430	1,147
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	20,938
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,184
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	16,950
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	9,400	9,296
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	1,345	1,133
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	38,500	28,040
Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	5,000	3,092
				316,798
New Mexico (0.7%)
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.500%	8/1/11 (Prere.)	27,550	28,194
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.600%	7/1/38	6,150	6,523
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.300%	1/1/39	4,730	4,977
				39,694
New York (9.7%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	4,941
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/20 (4)	5,000	5,441
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/21 (4)	3,745	4,012
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.750%	5/1/22 (4)	4,500	4,787
Hudson Yards Infrastructure Corp. New York Revenue	4.500%	2/15/47 (14)	16,500	12,491

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22	10,000	11,166
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/24	5,000	5,435
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/18	2,500	2,767
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/20 (14)	6,650	7,367
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/20 (12)	8,415	9,509
Metropolitan New York Transportation Authority Revenue	5.000%	11/15/33 (2)	7,900	7,630
Metropolitan New York Transportation Authority Revenue	5.250%	11/15/40	10,000	9,794
Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	11,286
Metropolitan New York Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,250
Metropolitan New York Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18 (2)	5,000	5,667
Metropolitan New York Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,820
Nassau County NY GO	4.000%	10/1/21	9,400	9,444
New York City NY GO	5.000%	8/1/17	7,000	7,977
New York City NY GO	5.000%	3/1/18	1,990	2,262
New York City NY GO	5.000%	1/1/25	5,750	6,012
New York City NY GO	5.000%	8/1/26	5,000	5,273
New York City NY GO	5.000%	11/1/26	15,000	15,333
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	5,787
2 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.320%	5/6/11	5,410	5,410
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	2,194
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/27 (12)	4,195	1,709
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/28 (12)	4,200	1,591
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	5.000%	3/1/36 (14)	8,075	7,191
New York City NY Industrial Development Agency Special Facility Revenue (American Airlines Inc.)	7.750%	8/1/31	31,000	31,310
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,000	4,155
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,250	3,509
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,500	3,732
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,500	4,750
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	10,340
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,515
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40	15,000	15,297
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,594
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/33	5,000	5,052
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/34	8,650	8,669
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/34	6,000	6,062
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	9,197
New York Liberty Development Corp. Revenue	6.375%	7/15/49	8,750	8,758
New York State Dormitory Authority Revenue (Mount Sinai School
of Medicine of New York University)	5.000%	7/1/18	2,500	2,739
New York State Dormitory Authority Revenue (Mount Sinai School
of Medicine of New York University)	5.000%	7/1/20	1,000	1,077
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.250%	7/1/24	3,955	3,989
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.625%	7/1/37	8,750	8,498
New York State Dormitory Authority Revenue (North Shore–Long Island Jewish Obligated Group)	0.934%	5/1/18	22,990	19,975
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	5,090	5,781
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/22 (4)	5,500	5,916
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	7,000	7,039
New York State Dormitory Authority Revenue (State University Educational Facilities)	7.500%	5/15/13	13,380	15,052
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/40	5,000	5,039
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water RevolvingFunds)	5.000%	10/15/35	5,815	5,909
New York State Housing Finance Agency Revenue (Nursing Home & Health Care Project)	5.000%	11/1/11 (14)	5,195	5,208
New York State Housing Finance Agency Revenue (Nursing Home & Health Care Project)	5.100%	11/1/12 (14)	6,475	6,489
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	7,500	8,459
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(American Ref-Fuel Co. of Niagra LP Facility) PUT	5.550%	11/15/13	12,500	12,692
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.450%	11/15/12	16,000	16,259
Niagara County NY Industrial Development Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.625%	11/15/14	3,000	3,049
Port Authority of New York & New Jersey Revenue	5.000%	3/15/28	8,600	8,398
Port Authority of New York & New Jersey Revenue	5.750%	3/15/35	25,000	25,741
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	4,000	3,828
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	13,000	12,423
Suffolk County NY Economic Development Corp. Revenue (Peconic Landing at Southold Project)	6.000%	12/1/40	1,225	1,151

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Suffolk NY Tobacco Asset Securitization Corp. Revenue	5.375%	6/1/28	6,120	4,985
Suffolk NY Tobacco Asset Securitization Corp. Revenue	0.000%	6/1/44	4,500	3,443
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.000%	6/1/48	3,500	2,709
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.700%	5/6/11	19,675	19,675
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp.–Woodland Pond at New Paltz Project)	6.000%	9/15/37	10,500	7,859
Ulster County NY Industrial Development Agency Civic Facility Revenue
(Kingston Regional Senior Living Corp.–Woodland Pond at New Paltz Project)	6.000%	9/15/42	7,000	5,145
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	20,000	19,886
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	3,000	2,959
				565,858
North Carolina (1.3%)
Charlotte NC GO	5.250%	6/1/14	1,300	1,471
Charlotte-Mecklenberg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/47	8,000	7,377
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Methodist College)VRDO	0.280%	5/6/11 LOC	7,000	7,000
2 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.270%	5/2/11	1,100	1,100
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/23	5,250	5,508
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/16	3,000	3,162
North Carolina Eastern Municipal Power Agency Revenue	5.500%	1/1/17	2,000	2,104
North Carolina Eastern Municipal Power Agency Revenue	5.000%	1/1/26	5,000	5,073
North Carolina GO	5.000%	4/1/14	10,100	11,296
North Carolina GO	5.500%	3/1/15	2,355	2,734
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	1/1/38	2,400	2,508
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	7/1/38	5,895	6,265
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue
(Deerfield Episcopal Retirement Community)	6.125%	11/1/38	4,500	4,318
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue
(Pennbyrn at Maryfield Project)	6.125%	10/1/35	9,500	7,018
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue (Salemtowne)	5.000%	10/1/23	1,850	1,617
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue (Salemtowne)	5.100%	10/1/30	1,155	925
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,534
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/33	3,000	2,605
				74,615
Ohio (3.1%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,162
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/12	11,500	11,824
American Municipal Power Ohio Inc. Revenue (Electricity Purchase)	5.000%	2/1/13	7,000	7,386
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	17,000	16,344
Bowling Green State University Ohio Student Housing Revenue
(CFP I LLC–State University Project)	5.750%	6/1/31	5,000	4,588
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	42,040	32,369
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/30	9,585	6,889
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	18,195	12,483
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	0.000%	6/1/37	5,000	3,176
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	7,300	4,903
Columbus OH GO	5.000%	12/15/15	3,210	3,669
Erie County OH Hospital Facilities Revenue (Firelands Regional Medical Center)	5.625%	8/15/32	1,810	1,598
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,000
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/19	4,705	5,303
Ohio GO	4.500%	9/15/22 (14)	2,030	2,126
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32	3,195	3,236
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.250%	1/15/46	12,000	10,381
2 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.800%	5/6/11	17,980	17,980
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/20	5,000	5,817
Scioto County OH Marine Terminal Facilities Revenue (Norfolk Southern Corp. Project)	5.300%	8/15/13	14,750	14,783
				178,017
Oklahoma (0.8%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,900
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	5,199
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist) VRDO	0.280%	5/6/11 (12)	12,400	12,400
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.750%	9/1/36	3,650	3,843
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.800%	9/1/37	3,015	3,238
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.875%	9/1/37	4,140	4,497

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.950%	9/1/37	6,425	6,952
Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/38	4,500	4,695
				45,724
Oregon (0.2%)
Clackamas County OR Hospital Facility Authority Revenue (Legacy Health System)	5.250%	5/1/21	4,900	4,953
Oregon Health Sciences University Revenue	5.750%	7/1/39	6,750	6,913
				11,866
Pennsylvania (4.0%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,269
Geisinger Health System Authority of Pennsylvania Revenue (Penn State Geisinger Health System)	5.250%	6/1/39	1,750	1,727
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.125%	12/15/20	1,000	917
Lebanon County PA Health Facilities Authority Health Center Revenue
(Pleasant View Retirement Community Project)	5.300%	12/15/26	500	429
Montgomery County PA Industrial Development Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/22	3,000	2,882
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	2,670	2,663
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,500	2,475
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	5,000	4,421
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	6,500	5,645
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Reliant Energy Seward LLC Project)	6.750%	6/2/11 (Prere.)	7,280	7,534
Pennsylvania Economic Development Financing Authority Resource
Recovery Revenue (Colver Project)	5.000%	12/1/14 (2)	6,000	5,957
Pennsylvania Economic Development Financing Authority Resource
Recovery Revenue (Colver Project)	5.000%	12/1/15 (2)	3,500	3,340
Pennsylvania Economic Development Financing Authority Resource
Recovery Revenue (Colver Project)	4.625%	12/1/18 (2)	10,500	9,504
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	11,269
2 Pennsylvania GO TOB VRDO	0.260%	5/6/11	3,100	3,100
2 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.400%	5/6/11	3,875	3,875
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.260%	5/6/11 LOC	5,800	5,800
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.270%	5/6/11	10,020	10,020
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.270%	5/6/11	19,505	19,505
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	9,550	9,851
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	10,281
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,053
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	3,861
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,225
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	14,455	13,841
Philadelphia PA Airport Revenue	5.000%	6/15/17	10,495	11,215
Philadelphia PA Industrial Development Authority Airport Revenue (Philadelphia Airport System)	5.400%	7/1/22 (14)	10,000	10,061
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	10,000	10,655
Philadelphia PA School District GO	6.000%	9/1/38	13,000	13,435
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	0.858%	12/1/17	31,705	28,759
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40	3,000	2,770
				230,339
Puerto Rico (3.6%)
Puerto Rico Aqueduct & Sewer Authority Revenue	0.000%	7/1/24	25,000	26,118
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	15,000	13,663
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	10,150	9,308
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/39 (3)	20,000	17,530
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.500%	7/1/24 (2)	12,245	12,515
Puerto Rico Infrastructure Financing Authority Special Tax Revenue	5.000%	7/1/46	5,000	3,984
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/18 (4)	23,570	25,282
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	413
Puerto Rico Public Buildings Authority Government Facilities Revenue PUT	5.000%	7/1/12 (2)	33,000	33,642
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	34,000	34,591
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	47,495	7,301
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	18,000	18,780
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	62,390	3,208
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/56	33,000	1,482
				207,817
South Carolina (1.7%)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/25	5,000	5,189
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/27	10,120	10,428

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.250%	12/1/29	14,650	14,900
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,440	1,103
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/32	11,750	10,752
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	12,839
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,270
Richland County SC Environmental Improvement Revenue (International Paper)	6.100%	4/1/23	7,750	7,784
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,338
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.500%	5/1/28	1,100	892
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.625%	5/1/42	1,000	768
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.500%	2/1/38 (12)	2,250	2,231
South Carolina Public Service Authority Revenue	5.250%	1/1/34	6,000	6,199
South Carolina Public Service Authority Revenue	5.500%	1/1/38	15,000	15,725
				100,418
South Dakota (0.1%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.500%	11/1/40	5,000	5,007

Tennessee (2.2%)
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	22,110
Memphis-Shelby County TN Airport Authority Revenue	6.000%	3/1/24 (2)	500	500
Metropolitan Government of Nashville & Davidson County TN GO	5.500%	10/15/16 (3)	4,310	4,405
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/14	25,370	26,653
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15	20,495	21,231
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	21,365	21,036
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	5,680	5,592
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	5,000	4,639
Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	1/1/37	7,860	8,308
Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	7/1/37	10,845	11,340
				125,814
Texas (8.2%)
Brazos River TX Harbor Navigation District Brazoria County Environmental Facilities Revenue
(Dow Chemical Co. Project)	5.950%	5/15/33	10,000	9,836
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	861
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	581
Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,345
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	5,915	6,463
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,065
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal E Project)	6.750%	7/1/29	10,000	9,714
Houston TX Utility System Revenue	5.500%	11/15/26 (12)	12,010	13,213
Houston TX Utility System Revenue	5.500%	11/15/27 (12)	11,415	12,476
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.250%	11/1/40	5,500	4,790
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,011
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	8,935	9,052
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	7,440	7,187
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,090
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	5,000	5,072
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	6,000	5,700
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	4,639
Matagorda County TX Navigation District No. 1 Collateralized Revenue
(Centerpoint Energy Houston Electric LLC Project)	5.600%	3/1/27	7,500	7,460
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.500%	2/15/25	2,100	1,919
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care Centers Inc. Project)	5.625%	2/15/35	3,195	2,686
Mission TX Economic Development Corp. Solid Waste Disposal Revenue (Allied Waste Inc. Project)	5.200%	4/1/18	4,000	4,052
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	20,463
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	9,545
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	12,260
North Texas Tollway Authority System Revenue	5.625%	1/1/33	10,145	10,075
North Texas Tollway Authority System Revenue	5.750%	1/1/38	44,000	42,655
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	15,780
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	5,300
Round Rock TX Independent School District GO	5.000%	8/1/15	2,405	2,766
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	6,840	7,210
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.250%	8/15/28	4,000	3,902

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	6.250%	11/15/14	5,000	4,875
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	4,000	4,014
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Statonat Museum Way Project)	8.250%	11/15/44	10,000	9,606
Texas Department of Housing & Community Affairs Single Family Revenue	5.625%	3/1/39	5,460	5,798
Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.730%	9/15/17	5,000	4,788
Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.907%	9/15/17	34,730	33,340
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	8,400	8,723
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	10,000	10,036
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	15,000	15,077
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	252
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	46,873
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	3,705	3,961
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	21,299
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	10,614
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	5,000	5,130
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20	10,000	10,705
Texas Transportation Commission Central Texas System Revenue PUT	2.750%	2/15/13	10,000	10,076
Texas Water Financial Assistance GO	5.750%	8/1/31	1,745	1,762
University of Texas Permanent University Fund Revenue	5.000%	7/1/15	3,800	4,349
				476,446
Utah (0.2%)
Intermountain Power Agency Utah Power Supply Revenue	5.250%	7/1/20	11,000	11,711

Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	10,000	10,088
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,400	3,300
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	6,000	5,448
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	1,816
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	1,681
				22,333
Virginia (1.2%)
2 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	7.250%	10/1/31	5,300	4,991
2 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32	475	446
2 Chesterfield VA Industrial Development Authority Revenue (Brandermill Woods Project)	6.500%	1/1/28	12,319	10,364
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/22	4,000	3,932
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27	1,875	1,738
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.125%	10/1/37	5,000	4,288
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,383
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.600%	11/15/12 (Prere.)	315	340
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	4,750	4,539
Lynchburg VA Industrial Development Authority Healthcare Facilities Revenue (Centra Health Inc.)	5.200%	1/1/18	515	515
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/33	4,500	4,197
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	12,350	11,599
Tobacco Settlement Financing Corp Virginia Revenue	5.000%	6/1/47	4,995	2,887
Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	11,621
Tobacco Settlement Financing Corp. Virginia Revenue	0.000%	6/1/46	9,500	5,532
				69,372
Washington (1.3%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/11 (14)	11,400	11,390
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/12 (14)	19,650	19,378
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/16	2,000	2,184
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	2,000	2,179
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/21	5,000	5,393
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,144
Washington GO	5.000%	8/1/14	3,390	3,806
Washington GO	5.000%	7/1/15 (2)	2,425	2,772
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/38 (4)	7,395	7,332
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	9,778
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	4,934
				78,290

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia (0.7%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project)	5.500%	10/1/22	20,000	20,077
Pleasants County WV Pollution Control Revenue	5.250%	10/15/37	17,205	15,316
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co.–Amos Project)	5.375%	12/1/38	2,500	2,361
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	5,745
				43,499
Wisconsin (1.2%)
Wisconsin GO	6.000%	5/1/27	17,000	19,075
Wisconsin GO	6.250%	5/1/37	20,200	22,100
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	5,220
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	11,310	10,694
Wisconsin Health & Educational Facilities Authority Revenue
(Beaver Dam Community Hospitals Inc. Project)	6.750%	8/15/34	3,500	3,336
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37	5,000	4,683
Wisconsin Health & Educational Facilities Authority Revenue (St. Johns Communities Inc.)	7.625%	9/15/39	1,000	996
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.500%	5/6/11	5,535	5,535
				71,639
Total Tax-Exempt Municipal Bonds (Cost $5,705,641)				5,617,989

			Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
5 Vanguard Municipal Cash Management Fund (Cost $121,723)	0.239%		121,723,017	121,723
Total Investments (98.8%) (Cost $5,827,364)				5,739,712
Other Assets and Liabilities (1.2%)
Other Assets				125,215
Liabilities				(57,898)
				67,317
Net Assets (100%)				5,807,029

At April 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	6,137,519
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(238,967)
Unrealized Appreciation (Depreciation)
Investment Securities	(87,652)
Futures Contracts	(3,871)
Net Assets	5,807,029

Investor Shares—Net Assets
Applicable to 124,366,373 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,255,679
Net Asset Value Per Share—Investor Shares	$10.10

Admiral Shares—Net Assets
Applicable to 450,777,458 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,551,350
Net Asset Value Per Share—Admiral Shares	$10.10

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the aggregate value of these securities was $48,686,000, representing 0.8% of net assets.
3 Non-income-producing. Security failed to make last scheduled interest payment.
4 Securities with a value of $5,025,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

This page intentionally left blank.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F952 062011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 16, 2011

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 16, 2011

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.